   As filed with the Securities and Exchange Commission on July 15, 2003.

                                                     Registration Nos. 33-36528;
                                                                        811-6161

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
                                                                        ---

    Pre-Effective Amendment No. ___                                    /   /
                                                                        ---
    Post-Effective Amendment No. 80                                    / X /
                                                                        ---
REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                            / X /
                                                                        ---
    Amendment No. 86                                                   / X /
                                                                        ---
                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)

Name and address
of agent for service:    Copies to:
---------------------    ----------
Stephen J. Treadway      Newton B. Schott, Jr.,   Joseph B. Kittredge, Jr., Esq.
c/o PIMCO Advisors       Esq.                     Ropes & Gray
Distributors LLC         c/o PIMCO Advisors       One International Place
2187 Atlantic Street     Distributors LLC         Boston, Massachusetts
Stamford, Connecticut    2187 Atlantic Street     02110
 06902                   Stamford, Connecticut
                         06902

It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)

 ---
/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/ X /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (b)
 ---

/   /  On [date] pursuant to paragraph (a)(1)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/   /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

       The prospectus contained in this post-effective amendment relates only to the PIMCO Multi-Discipline Portfolio. No prospectus disclosure relating to any other series or class of the Trust is amended or superseded hereby.

       The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

                                                       Prospectus
                                                       [10.01.03]

                        PIMCO MULTI-DISCIPLINE PORTFOLIO
--------------------------------------------------------------------------------

Share Classes   CONTENTS
D               Portfolio Summary.............................................................   2

                Summary of Principal Risks....................................................   5

                More on the Disciplines' Principal Investment Strategies......................  11

                Prior Performance of the Sub-Advisers.........................................  16

                Management of the Portfolio...................................................  19

                How Portfolio Shares are Priced...............................................  26

                How to Buy and Sell Shares....................................................  27

                Portfolio Distributions.......................................................  30

                Tax Consequences..............................................................  32

                Characteristics and Risks of Securities and Investment Techniques.............  33

                Financial Highlights..........................................................  45

                Privacy Policy [to be added in subsequent filing].............................  46

          The Securities and Exchange
          Commission has not approved or
          disapproved these securities, or
          determined if this prospectus
          is truthful or complete. Any
          representation to the contrary is a                           PIMCO
          criminal offense.                                             ADVISORS

PORTFOLIO SUMMARY

This Prospectus describes PIMCO Multi-Discipline Portfolio, a mutual fund offered by PIMCO Funds: Multi-Manager Series. The Portfolio's objective is maximum total return consistent with prudent capital management. The Portfolio is designed to allow investors to use a single mutual fund to diversify their assets across different asset classes and investment disciplines of multiple investment managers. PAFM believes that managing the Portfolio's investments using five different investment styles and sub-advisers may produce better risk-adjusted returns than a mutual fund managed using a single investment style by a single investment manager. This Prospectus explains what you should know about the Portfolio. Please read it carefully before you invest.

The Portfolio's investment adviser is PIMCO Advisors Fund Management LLC ("PAFM" or the "Adviser"). The Portfolio is divided into five "Disciplines", each of which represents a different asset class and is managed by a different institutional money manager ("Sub-Adviser") affiliated with PAFM. The Sub-Advisers are Dresdner RCM Global Investors LLC ("RCM"), PIMCO Equity Advisors LLC ("PEA"), NFJ Investment Group L.P. ("NFJ"), Nicholas-Applegate Capital Management LLC ("NACM") and Pacific Investment Management Company LLC ("PIMCO"). Each Sub-Adviser manages its Discipline using the strategies and policies described below under "More on the Disciplines' Principal Investment Strategies." Allocation of the Portfolio's assets among Disciplines is targeted in accordance with the following table.

                                                                 DISCIPLINE INFORMATION
---------------------------------------------------------------------------------------
ASSET CLASS AND INVESTMENT      ALLOCATION
DISCIPLINE                        TARGET               SUB-ADVISER
---------------------------------------------------------------------------------------
Large-Cap Growth Equity           22.5%       Dresdner RCM Global Investors LLC
Large-Cap Value Equity            22.5%       PIMCO Equity Advisors LLC
Small-Cap Value Equity            10.0%       NFJ Investment Group L.P.
International                     10.0%       Nicholas-Applegate Capital Management LLC
Equity                            35.0%       Pacific Investment Management Company LLC
Core Fixed Income

Please see "More on the Disciplines' Principal Investment Strategies" for additional information about the Disciplines' strategies and investment discipline.

It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                   PIMCO Multi-Discipline Portfolio Prospectus 2

ASSET ALLOCATION TARGETS

The Portfolio's assets are divided into five Disciplines. Initially, each Discipline will be allocated the percentage of the Portfolio's assets provided in the table above under "Allocation Target." On a daily basis, capital activity (i.e., inflows and outflows resulting from purchases and redemptions of Portfolio shares) will be allocated by PAFM among the Disciplines according to their respective allocation targets. PAFM may, however, allocate capital activity differently if it believes that doing so would be appropriate. For example, this might be necessary if a Sub-Adviser indicates that it does not desire additional assets to invest. Similarly, because each Discipline will perform differently from the other Disciplines depending on the investments it holds and changing market conditions, the actual allocation among the Disciplines will likely differ from the target allocation.

PAFM will monitor the relative sizes of the Disciplines. Generally, when a Discipline's percentage of the Portfolio increases or decreases by more than 20% of its target allocation, the Portfolio will reallocate capital activity away or towards one or more Disciplines in order to bring the Disciplines back within their ranges. In addition, PAFM will generally rebalance the Portfolio annually to bring the Disciplines' relative sizes closer to their allocation targets, although this rebalancing will not necessarily cause the Disciplines' actual allocations to equal their target allocations.

PAFM may revise the Portfolio's allocation targets from to time.

PRINCIPAL RISKS

Among the principal risks of the Portfolio, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

   .   Market Risk             .   Credit Risk                .   Emerging Markets Risk
   .   Issuer Risk             .   High Yield Risk            .   Currency Risk
   .   Value Securities Risk   .   Mortgage Risk              .   Focused Investment Risk
   .   Growth Securities Risk  .   Liquidity Risk             .   Leveraging Risk
   .   Smaller Company Risk    .   Derivatives Risk           .   Management Risk
   .   Interest Rate Risk      .   Foreign Investment Risk    .   Allocation Risk

Please see "Summary of Principal Risks" following the Portfolio Summary for a description of these and other risks associated with an investment in the Portfolio.

PERFORMANCE INFORMATION

The Portfolio has not yet commenced operations and therefore has no performance information to report.

FEES AND EXPENSES OF THE PORTFOLIO

        These tables describe the fees and expenses you may pay if you buy and hold Class A, B, C or R shares of the Portfolio:

FEES AND EXPENSES OF THE PORTFOLIO

        These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Portfolio Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

PIMCO Multi-Discipline Portfolio Prospectus 3

REDEMPTION FEE (AS A PERCENTAGE OF EXCHANGE PRICE OR AMOUNT REDEEMED)     1.00%*

*The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Portfolio and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS) /(1)/

                             Distribution                    Total
                             and/or                          Annual
                 Advisory    Service                         Portfolio   Expense    Net Portfolio
Share Class      Fees        (12b-1)         Other           Operating   Reduction  Operating
                             Fees (2)        Expenses(3)     Expenses    (4)        Expenses (4)
-----------      --------    ------------    -----------     ---------   ---------  -------------
Class D              0.47%           0.25%          0.50%    [ ]         [ ]                 1.22%

/(1)/ Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Portfolio's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in the Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Portfolio will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Portfolio-Administrative Fees" for details. The Portfolio intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of the NASD.
(3) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [_] in organizational expenses ("Organizational Expenses") estimated to be attributable to the class during the Portfolio's initial fiscal year.
(4) Net Expenses reflects the effect of a contractual arrangement by the Adviser to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.22% for Class D shares during the Portfolio's initial fiscal year. Under the Expense Limitation Agreement, the Adviser may recoup these waivers and reimbursements (which do not continue after the Portfolio's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class D of the Portfolio with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. /(1)/

-------------------------------------------------------------------------------------------------------------
                 Example:  Assuming you redeem your shares at the    Example: Assuming you do not redeem your
                 end of each period                                  shares
-------------------------------------------------------------------------------------------------------------
Share Class      Year 1                      Year 3                  Year 1                     Year 3

Class D          [ ]                         [ ]                     [ ]                        [ ]
-------------------------------------------------------------------------------------------------------------

/(1)/ The Examples are based on the Net Portfolio Operating Expenses shown above.

                                   PIMCO Multi-Discipline Portfolio Prospectus 4

SUMMARY OF PRINCIPAL RISKS

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investments as a whole are called "principal risks." The principal risks of the Portfolio are identified in the Portfolio Summary beginning on page [ ] and are summarized in this section. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by each Sub-Adviser can change over time. Because the investment strategies of the Portfolio's Sub-Advisers differ, the Disciplines will be subject to these risks to varying degrees. In addition, the Portfolio will be subject to those risks to varying degrees at different times, depending upon the relative allocation of the Portfolio's assets among the Disciplines. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. The Portfolio will be subject to all risks associated with any individual Discipline. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Disciplines, their investments and the related risks. There is no guarantee that the Portfolio will be able to achieve its investment objective. It is possible to lose money on an investment in the Portfolio.

ALLOCATION RISK

The Portfolio's investment performance depends upon how its assets are allocated and reallocated among its Disciplines. A principal risk of investing in the Portfolio is that PAFM will make less than optimal or poor asset allocation decisions, including its decisions with respect to the Disciplines' initial target allocations. Target allocations may not be optimal in any market conditions and the Portfolio may not allocate its assets to all investment disciplines. You could lose money on your investment in the Portfolio as a result of these decisions.

MARKET RISK

The market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities have historically had greater price volatility than fixed income securities; the Disciplines which invest primarily in equity securities are particularly sensitive to these market risks.

ISSUER RISK

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

VALUE SECURITIES RISK

The Portfolio may invest in companies that may not be expected to experience significant earnings growth, but whose securities a Sub-Adviser believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates. The Large-Cap Value Equity and Small-Cap Value Equity Disciplines are especially susceptible to this risk.

PIMCO Multi-Discipline Portfolio Prospectus 5

GROWTH SECURITIES RISK

The Portfolio may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. The Large-Cap Growth Equity Discipline is especially susceptible to this risk.

SMALLER COMPANY RISK

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Smaller company risk also applies to fixed income securities issued by smaller companies. The Small-Cap Value Equity Discipline is especially susceptible to this risk.

IPO RISK

The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to the Portfolio. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of accounts to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio's performance will generally decrease. The Large-Cap Growth Equity Discipline is especially susceptible to this risk.

LIQUIDITY RISK

The Portfolio is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous time or price. Disciplines with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

DERIVATIVES RISK

The Sub-Advisers may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that the Portfolio may use are referenced under "Characteristics and Risks of Securities and Investment Techniques-Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. Each Discipline may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Each Discipline may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk.

                                   PIMCO Multi-Discipline Portfolio Prospectus 6

Each Discipline's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Portfolio's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. An investment in a derivative instrument could cause the Portfolio to lose more than the principal mount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN (NON-U.S.) INVESTMENT RISK

Each Discipline invests in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Therefore, the Portfolio may experience more rapid and extreme changes in value than mutual funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Discipline's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in foreign securities. To the extent that a Discipline invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Portfolio will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Discipline's investment in foreign securities.

Each Discipline may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is currently no bankruptcy proceeding by which defaulted sovereign debt may be collected. The International Equity Discipline is especially susceptible to this risk.

EMERGING MARKETS RISK

Each Discipline may invest in emerging market securities, that is, securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks in addition the risks of investing in developed foreign countries. The International Equity Discipline is especially susceptible to this risk.

CURRENCY RISK

Each Discipline may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that it does so, the Portfolio is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational

PIMCO Multi-Discipline Portfolio Prospectus 7 entities such as the International Monetary Portfolio, or by the imposition of currency controls or other political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and its effect on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Portfolios.

SECTOR SPECIFIC RISKS

Mutual funds that invest a substantial portion of their assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments. A Sub-Adviser may invest a substantial portion of its Discipline's assets in a single sector. In addition, the Sub-Advisers may independently make investment decisions that cause the Portfolio as a whole to invest a significant portion of its assets in one or more sectors.

Healthcare Related Risk. Certain Sub-Advisers may cause their Disciplines to make significant investments in the healthcare industry, cause the Portfolio to be subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with governmental approval process.

Technology Related Risk. Certain Sub-Advisers may cause their Disciplines to make investments in technology companies, causing the Portfolio to be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

FOCUSED INVESTMENT RISK

Focusing Portfolio investments in a small number of issuers, industries or foreign currencies increases risk. To the extent that it focuses its investments, the Portfolio may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Portfolio's net asset value. Some of those investments also may present substantial credit or other risks. Also, the Portfolio may from time to time have greater risk to the extent it invests a substantial portion of its assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

LEVERAGING RISK

Leverage, including borrowing, will cause the value of the Portfolio's shares to be more volatile than if the Portfolio did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's investment securities. The Sub-Advisers may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. A Sub-Adviser's use of derivatives may also involve leverage. The use of leverage may also cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

                                   PIMCO Multi-Discipline Portfolio Prospectus 8

FIXED INCOME RISK

The Portfolio is subject to interest rate risk because it invests in fixed income securities. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of the Portfolio's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

"Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, securities with longer average portfolio durations will generally be more sensitive to changes in interest rates than securities with shorter average portfolio durations. Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

The Portfolio may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

CREDIT RISK

The Portfolio is subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").

The Portfolio is subject to the risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Portfolio's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

HIGH YIELD RISK

High yield securities (commonly known as "junk bonds") are fixed income securities rated lower than Baa by Moody's or BBB by S&P, or unrated securities determined to be of comparable quality. The Portfolio may be subject to greater levels of interest rate, credit and liquidity risk than mutual funds that invest exclusively in higher quality fixed income securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Portfolio's ability to sell them (liquidity risk).

MORTGAGE RISK

The Portfolio may invest in mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a mutual fund, such as the Portfolio, that holds mortgage-related securities

PIMCO Multi-Discipline Portfolio Prospectus 9 may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates. Therefore, to the extent that the Portfolio holds mortgage-related securities, it may have less potential for capital appreciation during periods of declining interest rates than mutual funds that invest in other types of fixed income securities of similar maturities.

MANAGEMENT RISK

The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser and the Sub-Advisers and individual portfolio managers of the Disciplines will apply investment techniques and risk analyses in making asset allocation and investment decisions for the Portfolio, but there can be no guarantee that they will produce the desired results.

                                  PIMCO Multi-Discipline Portfolio Prospectus 10

MORE ON THE DISCIPLINES' PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is intended for investors who prefer to follow a disciplined asset allocation strategy. The Portfolio seeks to achieve its investment objective by investing its assets among the Disciplines, each of which is managed by a different affiliate of PAFM.

The Portfolio's allocation targets specified above and the percentage of the Portfolio's assets invested from time to time in any Discipline or combination of Disciplines may be changed without the approval of the Discipline's shareholders. In addition, under certain conditions PAFM may change the sub-adviser to a Discipline without shareholder approval. The Portfolio is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT EACH DISCIPLINE FOLLOWS:

LARGE-CAP GROWTH EQUITY DISCIPLINE

PRINCIPAL INVESTMENTS AND       DISCIPLINE FOCUS                APPROXIMATE CAPITALIZATION
STRATEGIES                      Large capitalization equity     RANGE
                                securities                      At least $3 billion

SUB-ADVISER                     APPROXIMATE NUMBER OF
Dresdner RCM Global Investors   HOLDINGS
LLC                             45-85

Under normal circumstances this Discipline invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Discipline may also invest 20% of its assts in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Discipline may also from time to time invest a significant percentage of its assets in specific sectors including the technology and/or healthcare sectors.

In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of any index or other benchmark.

In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Discipline invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Discipline's investment strategies and as necessary for redemption purposes.

The Discipline may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary investments of some or all of its assets in investment grade debt securities. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

PIMCO Multi-Discipline Portfolio Prospectus 11

LARGE-CAP VALUE DISCIPLINE

PRINCIPAL INVESTMENTS AND       DISCIPLINE FOCUS                        APPROXIMATE CAPITALIZATION
STRATEGIES                      Undervalued larger capitalization       RANGE
                                stocks with improving                   More than $5 billion
                                fundamentals

SUB-ADVISER                     APPROXIMATE NUMBER OF
PIMCO Equity Advisors LLC       HOLDINGS
                                35-50

Under normal circumstances the Discipline invests at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Discipline invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

The portfolio manager selects stocks for the Discipline using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

The Discipline may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Discipline may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Discipline may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

                                  PIMCO Multi-Discipline Portfolio Prospectus 12

SMALL-CAP EQUITY DISCIPLINE

PRINCIPAL INVESTMENTS AND       DISCIPLINE FOCUS                        APPROXIMATE CAPITALIZATION
STRATEGIES                      Undervalued smaller                     RANGE
                                capitalization common stocks            Between $100 million and $1.5
                                                                        billion
SUB-ADVISER                     APPROXIMATE NUMBER OF
NFJ Investment Group L.P.       HOLDINGS
                                100

Under normal circumstances the Discipline invests at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Discipline invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Discipline invests a portion of its assets in income-producing (or dividend-paying) common stocks.

The Discipline's initial selection universe consists of approximately 4,500 stocks of companies within the Discipline's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E rations (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

From this narrowed universe, the portfolio managers select approximately 100 stocks for the Discipline, each of which has close to equal weighting in the portfolio. They seek stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Discipline's current holding.

The Discipline may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

PIMCO Multi-Discipline Portfolio Prospectus 13

INTERNATIONAL EQUITY DISCIPLINE

PRINCIPAL INVESTMENTS AND       DISCIPLINE FOCUS                        APPROXIMATE CAPITALIZATION
STRATEGIES                      International Equity Securities         RANGE
                                                                        All

SUB-ADVISER                     APPROXIMATE NUMBER OF
Nicholas-Applegate Capital      HOLDINGS
Management LLC                  [200-300]

The Discipline normally invests at least 75% of its assets in equity securities representative of broad non-U.S. markets, across all capitalization ranges. The Discipline typically spreads its investments in companies located in over 50 countries worldwide. When in the opinion of the Sub-Adviser greater investment opportunities exist, the Discipline may also invest in companies located in countries with emerging securities markets. The Discipline may invest up to 20% of its assets in U.S. companies.

The Sub-Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Discipline's Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser considers whether to sell a particular security when any of those factors materially changes.

The Discipline may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

                                  PIMCO Multi-Discipline Portfolio Prospectus 14

CORE FIXED INCOME DISCIPLINE

PRINCIPAL INVESTMENTS AND          DISCIPLINE FOCUS                   CREDIT QUALITY
STRATEGIES                         Intermediate maturity-fixed        B to Aaa; maximum 10% below
                                   income securities                  Baa

SUB-ADVISER                        AVERAGE PORTFOLIO DURATION
Pacific Investment Management      3-6 years
Company LLC

Under normal circumstances this Discipline invests at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of this Discipline normally varies within a three-to-six year timeframe, based on PIMCO's forecast for interest rates.

The Discipline invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Discipline may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Discipline will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

In selecting securities for the Discipline, PIMCO develops an outlook for interest rates, currency exchange rates and the World economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Disciplines' assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the World economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

The Discipline may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Discipline may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Discipline's contribution to the Portfolio's total return is expected to consist of income earned on the Discipline's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO Multi-Discipline Portfolio Prospectus 15

                      PRIOR PERFORMANCE OF THE SUB-ADVISERS

Although the Portfolio is newly formed and therefore the Disciplines have no performance history, the Sub-Advisers have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies [(and are expected to have a nearly identical composition of investment holdings and related percentage weightings)] as their respective Disciplines. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the Portfolio, as a registered investment company, is subject and which, if applicable to the Historical Accounts, might have adversely affected the performance of the Historical Accounts.

Set forth below is performance data provided by the Sub-Advisers relating to the Historical Accounts. Performance data is shown for periods through December 31, 2002. The aggregate assets for the Historical Accounts as of December 31, 2002 are also shown.

The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect the Disciplines' allocated share of any fees that will be payable by the Portfolio, which may be higher than the fees imposed on the Historical Accounts, and will reduce the return of the Portfolio. The Disciplines' allocated share of expenses associated with the distribution of Class D shares in accordance with the plan adopted by the Trustees of the Trust under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has not been adjusted for corporate or individual taxes, if any, payable by account owners.

The investment performance of the Historical Accounts has been calculated on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

[To the extent a Sub-Adviser utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts.] The indices shown are included to illustrate material economic and market factors that existed during the time period shown. If a Sub-Adviser were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the allocated Discipline managed by that investment team relative to the index would be reduced by the Discipline's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Portfolio's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad based market indices. Investors should not rely on the following performance data of the Historical Accounts as an indication of future performance of the Portfolio or any Discipline. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

                                  PIMCO Multi-Discipline Portfolio Prospectus 16

---------------------------------------------------------------------------------------------------------------
                                                       HISTORICAL ACCOUNTS
                                                 FOR PERIODS ENDED JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------
                          AGGREGATE
                          HISTORICAL ASSETS
INVESTMENT TEAMS AND      AS OF MARCH 31,                                                   SINCE     INCEPTION
BENCHMARKS                2002 (MILLIONS)       1 YEAR    3 YEARS   5 YEARS   10 YEARS    INCEPTION      DATE
---------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME
DISCIPLINE

Lehman Brothers
Aggregate Bond Index

Lipper Intermediate
Investment Grade Debt
Fund Avg

LARGE-CAP GROWTH
EQUITY DISCIPLINE

S&P 500 Index

Lipper Large-Cap
Growth Fund Average

LARGE-CAP VALUE EQUITY
DISCIPLINE

Russell 1000 Value
Index

Lipper Multi-Cap Value
Funds Average

SMALL-CAP EQUITY
DISCIPLINE

Russell 2000 Index

Lipper Small-Cap Value
Funds Average

INTERNATIONAL EQUITY
DISCIPLINE

MSCI EAFE

[Lipper average to be added by amendment.]

The Lehman Brothers Aggregate Bond index is an unmanaged index of investment grade, U.S. dollar denominated fixed income securities of domestic issuers having a maturity of greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar weighted median market capitalization of the S&P Mid-Cap 400 Index. The Russell 1000 universe of securities is compiled by Frank Russell Company and is Disciplineed into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. The Russell 2000 Index is a capitalization

PIMCO Multi-Discipline Portfolio Prospectus 17 weighted broad based index of 2,000 small capitalization U.S. stocks. The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. The Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index) is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanged of 20 developed market countries from Europe, Australia, Asia and the Far East. The returns of the Lipper averages do not take into account sales charges.

                                  PIMCO Multi-Discipline Portfolio Prospectus 18

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO Advisors Fund Management LLC serves as the investment adviser and the administrator for the Portfolio. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and the Portfolio's business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. As of [June 30, 2003], the Adviser and its investment management affiliates had approximately $[__] billion in assets under management.

The Adviser has retained the Sub-Advisers to manage the Portfolio's Disciplines. See "Sub-Advisers" below. A team of investment professionals within the Adviser is responsible for monitoring and, if appropriate, suggesting changes to the allocation of the Portfolio's assets among its Disciplines.

In addition to serving as a Sub-Adviser, PIMCO provides various administrative and other services required by the Portfolio in its capacity as sub-administrator. PAFM and the sub-administrator may retain other affiliates to provide certain of these services.

ADVISORY FEES

The Portfolio pays the Adviser a monthly fee at the annual rate of 0.47% of its average daily net assets in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Portfolio) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

ADMINISTRATIVE FEES

The Portfolio pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of the Portfolio pay an administrative fee to PAFM, computed as a percentage of the Portfolio's assets attributable in the aggregate to Class D shares. PAFM, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of most third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolio bears other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

PAFM or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).

The Portfolio pays monthly administrative fees to PAFM at an annual rate of 0.50% based on the average daily net assets attributable in the aggregate to the Portfolio's Class D shares.

SUB-ADVISERS

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of its Discipline's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Advisor, including the Discipline it manages.

PIMCO Multi-Discipline Portfolio Prospectus 19

SUB-ADVISER*                                            DISCIPLINE
------------------------------------------------------------------------------
PIMCO EQUITY ADVISORS LLC ("PEA")                       Large-Cap Value Equity
1345 Avenue of the Americas, 50th Floor
New York, NY 10105

DRESDNER RCM GLOBAL INVESTORS LLC ("RCM")               Large-Cap Growth Equity
4 Embarcadero Center
San Francisco, CA 94111

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM")      International Equity
600 West Broadway
San Diego, CA 92101

NFJ INVESTMENT GROUP LP ("NFJ")                         Small-Cap Equity
2121 San Jacinto, Suite 1840
Dallas, TX 75201

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")     Core Fixed Income
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

The following provides additional information about each Sub-Adviser and the individual portfolio managers and portfolio management teams that have or share primary responsibility for managing the Disciplines' investments.

PIMCO EQUITY ADVISORS

PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. Accounts managed by PIMCO Equity Advisors had combined assets as of [June 30, 2003], of approximately $[__] billion. See "Investment Adviser and Administrator" above for additional information about ADAM of America.

The following individual at PIMCO Equity Advisors has primary responsibility for the Large-Cap Value Discipline.

PORTFOLIO MANAGER    SINCE         RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
John K. Schneider    2003          Managing Director of PIMCO Equity Advisors.
                    (inception)    Prior to joining ADAM of America, he was a
                                   partner and Portfolio Manager of Schneider
                                   Capital Management from 1996 to 1999, where
                                   he managed equity accounts for various
                                   institutional clients. Prior to that he was a
                                   member of the Equity Policy Committee and
                                   Director of Research at Newbold's Asset
                                   Management from 1991 to 1996.
--------------------------------------------------------------------------------

RCM

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1988, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of [June 30, 2003], RCM had approximately $[__] billion in assets under management.

The Large-Cap Growth Equity Discipline is managed on a team basis by the Dresdner RCM Large-Cap Equity Portfolio Management Team, and no individual is separately responsible for the day-to-day

                                  PIMCO Multi-Discipline Portfolio Prospectus 20
management of the Discipline. Information about some of the investment professionals comprising the investment team is located in the SAI under "Other Information".

NACM

Nicholas-Applegate is located at 600 West Broadway, San Diego, CA 92101. Organized in 1984, Nicholas-Applegate provides advisory services to mutual funds and institutional accounts. As of June 30, 2003, Nicholas-Applegate had approximately $[ ] billion in assets under management.

The following individuals at Nicholas-Applegate share primary responsibility for the International Equity Discipline.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER              SINCE         RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
Horacio A. Valeiras, CFA        2003      Chief Investment Officer, responsible
                             (inception)  for management of all investment and
                                          trading functions; 15 years of prior
                                          experience with Morgan Stanley
                                          Investment Management; Miller,
                                          Anderson and Sherrerd; and Credit
                                          Suisse First Boston. M.B.A.

Catherine Somhegyi Nicholas     2003      Lead Portfolio Manager - Global
                             (inception)  Equities, Chief Investment Officer
                                          1997-2002; Portfolio Manager 1987-1997
                                          Domestic Equities; prior investment
                                          management experience with
                                          Professional Asset Securities, Inc.
                                          and Pacific Century Advisers.

Andrew Beal                     2003      Lead Portfolio Manager - Emerging
                             (inception)  Countries, 10 years prior experience
                                          with Schroder Investment Management
                                          (UK) LTD.

Shu Nung Lee, CFA               2003      Lead Portfolio Manager - Pacific Rim,
                             (inception)  6 years prior experience with Lehman
                                          Brothers, Tokyo; Credit Suisse First
                                          Boston, Hong Kong; and Toyota Motor
                                          Corp., Toyota City, Japan.

Loretta J. Morris               2003      Lead Portfolio Manager -
                             (inception)  International,10 years prior
                                          investment management experience with
                                          Collins Associates.

Stacey R. Nutt, Ph.D.           2003      Lead Portfolio Manager - International
                             (inception)  Structured, 6 years prior experience
                                          with Vestek Systems, Inc.; Virginia
                                          Tech; and Georgia Institute of
                                          Technology.

Stephen Ross                    2003      Lead Portfolio Manager - U.S.
                             (inception)  Equities, 5 years prior investment
                                          experience with Lincoln National
                                          Pension Investment; Merrill Lynch; and
                                          T. Rowe Price.

Christopher Angioletti          2003      Portfolio Manager, 3 years prior
                             (inception)  investment experience with Sterling
                                          Johnston Capital Management, Inc.;
                                          Volpe, Brown, Whelan & Co., LLC; and
                                          Oppenheimer & Co. Inc.

PIMCO Multi-Discipline Portfolio Prospectus 21

Jason Campbell                  2003      Portfolio Manager, Since 1998; prior
                             (inception)  experience with San Diego State
                                          University Economics Department.

Melisa A. Grigolite, CFA        2003      Portfolio Manager, 1993-1996
                             (inception)  International Analyst; 1991-1993
                                          Account Administrator; prior
                                          experience with SGPA Architecture and
                                          Planning.

Kenneth H. Lee, CFA             2003      Portfolio Manager, 9 years prior
                             (inception)  investment experience with Wells Fargo
                                          Bank and Dean Witter Reynolds/Lederer
                                          Quantitative Research.

Pedro V. Marcal, Jr.            2003      Portfolio Manager, Assistant Portfolio
                             (inception)  Manager 1994-1996; 5 years prior
                                          investment management experience with
                                          A.B. Laffer, V.A. Canto & Associates,
                                          and A-Mark Precious Metals.

Jon Borchardt                   2003      Investment Analyst, 1994-1996 Senior
                             (inception)  Account Administrator; 5 years prior
                                          investment management experience with
                                          Union Bank.

John Casarietti                 2003      Investment Analyst, 1998-2000
                             (inception)  International Account Administrator; 4
                                          years prior experience with Interbank
                                          Funding Group and Barron Chase
                                          Securities.

Rebecca K. Hagstrom, CFA        2003      Investment Analyst, 5 years prior
                             (inception)  experience with Prudential Global
                                          Asset Management; Prudential Capital
                                          Group and Prudential Realty Group.

Christopher A. Herrera          2003      Investment Analyst, 5 years prior
                             (inception)  experience as an intern with the firm
                                          and with Lehman Brothers Global Real
                                          Estate Group.

                                  PIMCO Multi-Discipline Portfolio Prospectus 22

David J. Pavan, CFA             2003      Portfolio Manager, 6 years prior
                             (inception)  experience with Putnam Investments and
                                          Genus Capital Management, Inc.

Antonio Ramos                   2003      Investment Analyst, 1998-1999 Project
                             (inception)  Manager for the Information Management
                                          Group; 10 years prior experience with
                                          Vintage Inc., Japan and Advanced
                                          Technologies Co., Ltd.

NFJ

NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of [June 30, 2003], of approximately $[__] billion.

The following individuals at NFJ share primary responsibility for the Small-Cap Equity Discipline.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS             SINCE  RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
Chris Najork                    2003      Managing Director and founding partner
                             (Inception)  of NFJ. He has over 30 years'
                                          experience encompassing equity
                                          research and portfolio management.
                                          Prior to the formation of NFJ in 1989,
                                          he was a Senior Vice President, Senior
                                          Portfolio Manager and analyst at
                                          NationsBank, which he joined in 1974.

Benno J. Fischer                2003      Managing Director and founding partner
                             (Inception)  of NFJ. He has over 30 years'
                                          experience in portfolio management,
                                          investment analysis and research.
                                          Prior to the formation of NFJ in 1989,
                                          he was Chief Investment Officer
                                          (institutional and fixed income),
                                          Senior Vice President and Senior
                                          Portfolio Manager at NationsBank,
                                          which he joined in 1971. Prior to
                                          joining NationsBank, Mr. Fischer was a
                                          securities analyst at Chase Manhattan
                                          Bank and Clark, Dodge.

Paul A. Magnuson                2003      Principal at NFJ. He is a Portfolio
                             (Inception)  Manager and Senior Research Analyst
                                          with 16 years' experience in equity
                                          analysis and portfolio management.
                                          Prior to joining NFJ in 1992, he was
                                          an Assistant Vice President at
                                          NationsBank, which he joined in 1985.
                                          Within the Trust Investment
                                          Quantitative Services Division of
                                          NationsBank, he was responsible for
                                          equity analytics and structured fund
                                          management.

Jeffrey S. Partenheimer         2003      Principal at NFJ. He is a Portfolio
                             (Inception)  Manager with over 16 years' experience
                                          in financial analysis, portfolio
                                          management and large corporate
                                          finance. Prior to joining NFJ in 1999,
                                          he spent 10 years in commercial
                                          banking (8 of those years managing
                                          investment portfolios) and 4 years as
                                          a treasury director for DSC
                                          Communications in Plano, Texas. He
                                          began his career as a financial
                                          analyst with First City Bank of Dallas
                                          in 1985. He is both a CFA and a CPA.

PIMCO Multi-Discipline Portfolio Prospectus 23

PIMCO

Organized in 1971, PIMCO provides investment management and advisory services to mutual funds and institutional accounts. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. As of [June 30, 2003], PIMCO had approximately $[__] billion in assets under management.

The following person has primary responsibility for the Core Fixed Income Discipline.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER            SINCE         RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
William H. Gross                2003      Managing Director, Chief Investment
                             (inception)  Officer and a founding partner of
                                          PIMCO.

ADVISER/SUB-ADVISER RELATIONSHIP

Shareholders of the Portfolio have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Portfolio without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

DISTRIBUTOR

The Trust's Distributor is PIMCO Advisors Distributors LLC, an affiliate of the Adviser. The Distributor, located at 2187 Atlantic Street, Stamford CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

                                  PIMCO Multi-Discipline Portfolio Prospectus 24

DISTRIBUTION AND SERVICING (12B-1) PLAN

The Portfolio's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of the Portfolio's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges. The "Annual Fund Operating Expenses" tables on the prior pages show the Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" and "Other Expenses." If none of the 0.25% authorized under the 12b-1 Plan for the Class D shares is paid, then the fees paid under the column in the table reading "Distribution and/or Service (12b-1) Fees" would be 0.00% and the fees paid under the column reading "Other Expenses" would increase by 0.25% accordingly so that the total Administrative Fee would remain the same.

PIMCO Multi-Discipline Portfolio Prospectus 25

HOW PORTFOLIO SHARES ARE PRICED

The net asset value ("NAV") of the Portfolio's Class D shares is determined by dividing the total value of the Portfolio's investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV of Portfolio shares, portfolio securities and other assets of the Portfolios for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees of the Portfolio, with reference to other securities or indexes. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Portfolio's Board of Trustees or persons acting at the Board's direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that the Portfolio holds foreign securities, the NAV of the Portfolio's shares may change at times when you can not purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Portfolio's Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Portfolio's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                                  PIMCO Multi-Discipline Portfolio Prospectus 26

HOW TO BUY AND SELL SHARES

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Portfolio.

GENERAL INFORMATION

.. Financial Service Firms..Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Portfolio. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Portfolio.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Portfolio, the Adviser or an affiliate (normally not to exceed an annual rate of 0.35% of thePortfolio's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Portfolio and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This Prospectus should be read in connection with your firm's materials regarding its fees and services.

.. Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Portfolio, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under "Redemption Fees." NAVs are determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Portfolio Shares Are Priced" above for details. Generally, purchase and redemption orders for Portfolio shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

BUYING SHARES

Class D shares of the Portfolio are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service Firms" above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Portfolio directly from the Trust or

PIMCO Multi-Discipline Portfolio Prospectus 27 the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

Class D shares of the Portfolio will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Portfolio shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Portfolio to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

INVESTMENT MINIMUMS

        The following investment minimums apply for purchases of Class D shares.

        Initial Investment          Subsequent Investments
        ------------------          ----------------------
        $            2,500          $                  100

In addition, accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator.

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with the Trust, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Portfolio through your firm. Please contact your firm for information.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost to the Portfolio of maintaining small accounts, you are asked to maintain an account balance in the Portfolio of at least the minimum investment necessary to open the particular type of account. If your balance for the Portfolio remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close your account after giving you 60 days to increase your balance. Your Portfolio account will not be liquidated if the reduction in size is due solely to a decline in market value of your Portfolio shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

EXCHANGING SHARES

Except as provided below or in the applicable Fund's or series' prospectus(es), you may exchange your Class D shares of any Portfolio for Class D shares of any other series of the Trust or series of PIMCO Funds: Pacific Investment Management Series that offers Class D shares. Unless eligible for a waiver, shareholders who exchange shares of the Portfolio within 30 days of the acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares exchanged. See "Redemption Fees" above. Unless subject to a Redemption Fee, shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any

                                  PIMCO Multi-Discipline Portfolio Prospectus 28
other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase or other activity would adversely affect a Fund (including the Portfolio) and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

SELLING SHARES

You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. Unless eligible for a waiver, shareholders who redeem shares of the Portfolio within 30 days of the acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares redeemed. See "Redemption Fees" below. You do not pay any other fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Portfolio shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Portfolio to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

REDEMPTIONS IN KIND

The Trust has agreed to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

PIMCO Multi-Discipline Portfolio Prospectus 29

REDEMPTION FEES

Investors in Class D shares of the Portfolio will be subject to a "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of the Portfolio are exchanged for shares of Fund A 20 days after the purchase of the Portfolio's shares, followed in 20 days by an exchange of the Fund A shares for shares of Fund B, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Portfolio to defray certain costs described below and are not paid to or retained by the Adviser, the Sub-Advisers, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Adviser's estimate of the costs reasonably anticipated to be incurred by the Portfolio in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Portfolio purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401 (k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

PORTFOLIO DISTRIBUTIONS

The Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Portfolio shares the day after the Trust receives your purchase payment. Dividends paid by the Portfolio with respect to its Class D shares are calculated in the same manner and at the same time. The Portfolio intends to declare and distribute income dividends to shareholders of record quarterly.

In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

                                  PIMCO Multi-Discipline Portfolio Prospectus 30

.. Reinvest all distributions in additional Class D shares of the Portfolio at NAV. This will be done unless you elect another option.

.. Invest all distributions in Class D shares of another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

.. Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Portfolio distributions. If you elect to receive Portfolio distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-PIMCO.

PIMCO Multi-Discipline Portfolio Prospectus 31

TAX CONSEQUENCES

..    Consequences of capital reallocation among the Disciplines. Reallocations of capital among the Disciplines may generate taxable gains, either short-or long term, which may increase taxable distributions to shareholders. Such distributions may be taxed either as net long-term capital gains or as ordinary income as described below.

..    Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax. When you exchange shares of the Portfolio's for shares of another series of the Trust, the transaction will be treated as a sale of the first Portfolio's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

Taxes on Portfolio distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Portfolio distributions whether you received them in cash or reinvested them in additional shares. For federal income tax purposes, Portfolio distributions will be taxable to you as either ordinary income or capital gains.

Portfolio dividends (i.e., distributions of investment income and net short-term capital gains) generally are taxable to you as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net gains from the sale of capital assets that the Portfolio owned for more than 12 months reduced by losses from the sale of capital assets that the Portfolio owned for less than 12 months will generally be taxable to you as capital gains. Distributions of net gains from the sale of capital assets that the Portfolio owned for 12 months or less will generally be taxable to you as ordinary income.

Portfolio distributions are taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Portfolio distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

For taxable years beginning on or before December 31, 2008:

     . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

     . provided holding period and other requirements are met by the Portfolio, a regulated investment company may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder. If the Portfolio receives dividends from a regulated investment company designated by the regulated investment company as qualified dividend income, and the Portfolio meets holding period and other requirements with respect to the shares of that regulated investment company, the Portfolio may designate its distributions derived from those dividends as qualified dividend income.

Portfolio dividends representing distributions of interest income and net short term capital gains derived from a regulated investment company's debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

                                  PIMCO Multi-Discipline Portfolio Prospectus 32

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As described in the Statement of Additional Information under the section captioned "Taxation," the Portfolio is required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

This section relates only to federal income tax consequences of investing in the Portfolio; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolio.

CHARACTERISTICS AND RISKS OF SECURITIES
AND INVESTMENT TECHNIQUES

This section provides additional information about some of the principal investments and related risks of the Portfolio identified under "Summary of Principal Risks" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Portfolio from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolio. As with any mutual fund, investors in the Portfolio must rely on the professional investment judgment and skill of PAFM, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Sub-Advisers.

Because each Discipline's investment portfolio is managed independently of the other Disciplines' portfolios, a Discipline may make an investment or engage in an investment technique when the Sub-Adviser to another Discipline has determined not to make such investment or engage in such technique. For example, one Discipline may be purchasing a particular security while another Discipline is selling the same security. In addition, because the Sub-Advisers will not coordinate their purchase and sale activities, the Disciplines may place trades separately in situations where aggregating the trades would have been beneficial to the Portfolio as a whole.

FIXED INCOME SECURITIES

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities include the following instruments:

     . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
     . corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
     .    mortgage-backed and other asset-backed securities;
     .    inflation-indexed bonds issued both by governments and corporations;
     . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
     .    delayed funding loans and revolving credit facilities;
     .    bank certificates of deposit, fixed time deposits and bankers'
          acceptances;
     .    repurchase agreements and reverse repurchase agreements;
     . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
     . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

PIMCO Multi-Discipline Portfolio Prospectus 33

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     .    obligations of international agencies or supranational entities.

COMPANIES WITH SMALLER MARKET CAPITALIZATIONS

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Portfolio may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, the Portfolio is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Discipline to liquidate its securities positions. For these reasons, it may be prudent for a fund (or Discipline) with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as the Portfolio's asset size increases, the Portfolio may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

INITIAL PUBLIC OFFERINGS

The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Discipline. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of accounts to which IPO securities are allocated increases, the number of securities issued to any one account (including the Portfolio) may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Discipline is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Discipline's performance will generally decrease.

FOREIGN (NON-U.S.) SECURITIES

The Portfolio may invest in non-U.S. securities. The Portfolio may also invest in American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

                                  PIMCO Multi-Discipline Portfolio Prospectus 34

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Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Disciplines that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

EMERGING MARKET SECURITIES

The Portfolio may invest in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Discipline. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Discipline to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

FOREIGN CURRENCIES

Because the Portfolio may invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. These and other currencies in which the Disciplines' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Disciplines.

PIMCO Multi-Discipline Portfolio Prospectus 35

Foreign Currency Transactions. The Portfolio may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates and may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Discipline is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. The Portfolio may enter into these contracts to hedge against foreign exchange risk arising from the Discipline's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Discipline will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Discipline to benefit from favorable fluctuations in relevant foreign currencies.

The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Discipline will be subject to the additional risk that the relative value of currencies will be different than anticipated by the relevant Sub-Adviser. The Portfolio will segregate assets determined to be liquid by PAFM or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

CORPORATE DEBT SECURITIES

The Portfolio may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

CONVERTIBLE SECURITIES

The Portfolio may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio's ability to achieve its investment objective.

DERIVATIVES

The Portfolio may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Portfolio will succeed. In addition, suitable derivative transactions may not

                                  PIMCO Multi-Discipline Portfolio Prospectus 36
be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Disciplines may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Portfolio may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Portfolio may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies and may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Disciplines may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

The Portfolio's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolio.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Portfolio will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Portfolio will engage in derivatives transactions at any time or from time to time. The Portfolio's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Discipline's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for its Discipline, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Discipline investments. The Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

PIMCO Multi-Discipline Portfolio Prospectus 37

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Portfolio's use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Portfolio had not used such instruments.

EQUITY-LINKED SECURITIES

The Portfolio may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Portfolio invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Disciplines bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Portfolio's restrictions on investments in illiquid securities.

CREDIT RATINGS AND UNRATED SECURITIES

The Portfolio may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

The Portfolio may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

HIGH YIELD SECURITIES

Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." The Portfolio may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

                                  PIMCO Multi-Discipline Portfolio Prospectus 38

LOANS OF PORTFOLIO SECURITIES

For the purpose of achieving income, the Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When the Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Portfolio may pay lending fees to the party arranging the loan.

SHORT SALES

The Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Portfolio may only enter into short selling transactions if the security sold short is held in the Portfolio's investment portfolio or if the Portfolio has the right to acquire the security without the payment of further consideration. For these purposes, the Portfolio may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Discipline to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

The Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment exposure. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated to cover these positions.

REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, in which the Discipline purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

The Portfolio may enter into reverse repurchase agreements, subject to the Portfolio's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Portfolio will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Portfolio also may borrow money for investment purposes subject to any policies of the Portfolio currently described in this Prospectus or in the Statement

PIMCO Multi-Discipline Portfolio Prospectus 39 of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Portfolio.

ILLIQUID SECURITIES

The Portfolio may invest in securities that are illiquid so long as not more than 15% of the value of the Discipline's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Discipline, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Discipline has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

U.S. GOVERNMENT SECURITIES

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

MUNICIPAL BONDS

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

The Portfolio may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The Portfolio may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Disciplines to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment

                                  PIMCO Multi-Discipline Portfolio Prospectus 40
features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Disciplines' yield to maturity from these securities. The Portfolio may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Portfolio may invest in other asset-backed securities that have been offered to investors.

CORPORATE DEBT SECURITIES

Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Portfolio may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Portfolio will participate in any declines in interest rates as well. The Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Portfolio may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

PIMCO Multi-Discipline Portfolio Prospectus 41

EVENT-LINKED EXPOSURE

The Portfolio may obtain event-linked exposure by investing in "event-linked bonds," "event-linked swaps" or implement event-linked strategies. Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomenon, or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Disciplines may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Disciplines to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

The Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

The Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment exposure. Typically, no income accrues on securities the Disciplines have committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated to cover these positions.

CREDIT RATINGS AND UNRATED SECURITIES

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

The Portfolio may purchase unrated securities (which are not rated by a rating agency) if a portfolio manager determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Portfolio invests in high yield and/or unrated securities, the Portfolio's success in achieving its investment objective may depend more heavily on the portfolio

                                  PIMCO Multi-Discipline Portfolio Prospectus 42
manager's creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities.

INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolio may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, the Portfolio may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

PORTFOLIO TURNOVER

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Discipline, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Discipline's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance. Disciplines that change Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Disciplines' previous and current investment objectives and policies and portfolio management strategies.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Portfolio may be changed by the Board of Trustees without shareholder approval. If there is a change in the Portfolio's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs.

NEW AND SMALLER-SIZED FUNDS

In addition to the risks described under "Summary of Principal Risks" above and in this section, the Portfolio is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Portfolio may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Portfolio's size, have a disproportionate impact on the Portfolio's performance results. The Portfolio would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

PERCENTAGE INVESTMENT LIMITATIONS

Unless otherwise stated, all percentage limitations on a Discipline's investments listed in this Prospectus will apply at the time of investment. These limitations will not be violated unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

OTHER INVESTMENTS AND TECHNIQUES

The Portfolio may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Disciplines to additional risks. In addition, the Large-Cap Growth Equity Discipline may use Grassroots (SM) Research in addition to their traditional research activities. Grassroots (SM) Research is a division of

PIMCO Multi-Discipline Portfolio Prospectus 43

Dresdner RCM Global Investors LLC. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner RCM Global Investors LLC and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolio.

                                  PIMCO Multi-Discipline Portfolio Prospectus 44

FINANCIAL HIGHLIGHTS

The Portfolio has only recently commenced performance and has no financial results to report.

PIMCO Multi-Discipline Portfolio Prospectus 45

               [PRIVACY POLICY TO BE ADDED IN SUBSEQUENT FILING.]

                                  PIMCO Multi-Discipline Portfolio Prospectus 46

PIMCO MULTI-DISCIPLINE PORTFOLIO

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Portfolio. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Portfolio's annual and semi-annual reports will discuss the market conditions and investment strategies that significantly affected the Portfolio's performance during the year.

The SAI includes the PIMCO Funds Shareholders' Guide for Class D Shares, a separate booklet which contains more detailed information about Portfolio purchase, redemption and exchange options and procedures and other information about the Portfolio. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Portfolio, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

         PIMCO Advisors Distributors LLC
         2187 Atlantic Street
         Stamford, Connecticut 06902

You may review and copy information about the Trust and the Portfolio, including the SAI and this Prospectus, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Portfolio.

File No.  811-6161

PIMCO Multi-Discipline Portfolio Prospectus 47

                        PIMCO MULTI-DISCIPLINE PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND       PIMCO Advisors Portfolio Management LLC, 1345
ADMINISTRATOR                Avenue of the Americas, New York, NY 10105
--------------------------------------------------------------------------------
SUB-ADVISERS                 PIMCO Equity Advisors LLC, 1345 Avenue of the
                             Americas, 50th Floor, New York, NY 10105 NY
                             10105
                             Pacific Investment Management Company LLC, 840
                             Newport Center Drive, Suite 300, Newport Beach,
                             CA 92660 300, Newport Beach, CA 92660

                             Dresdner RCM Global Investors LLC, 4 Embarcadero Center, San Francisco, CA 94111

                             Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

                             NFJ Investment Group L.P., 2121 San Jacinto, Suite
                             1840, Dallas, TX 75201
--------------------------------------------------------------------------------
DISTRIBUTOR                  PIMCO Advisors Distributors LLC, 2187 Atlantic
                             Street, Stamford, CT 06902-6896
--------------------------------------------------------------------------------
CUSTODIAN                    State Street Bank & Trust Co., 801 Pennsylvania,
                             Kansas City, MO 64105
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING        PFPC, Inc., P.O.  Box 9688, Providence, RI  02940
AGENT AND TRANSFER
AGENT
--------------------------------------------------------------------------------
INDEPENDENT                  PricewaterhouseCoopers LLP, 1055 Broadway, Kansas
ACCOUNTANTS                  City, MO 64105
--------------------------------------------------------------------------------
LEGAL COUNSEL                Ropes & Gray LLP, One International Place, Boston,
                             MA 02110
--------------------------------------------------------------------------------

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

                                                      Not part of the Prospectus

                                  PIMCO Multi-Discipline Portfolio Prospectus 48

                                                              Prospectus
                                                               [10.01.03]

                        PIMCO MULTI-DISCIPLINE PORTFOLIO

Share Classes   CONTENTS

A B C R         Portfolio Summary............................................  2
                Summary of Principal Risks...................................  6
                More on the Disciplines' Principal Investment Strategies..... 12
                Prior Performance of the Sub-Advisers........................ 17
                Management of the Portfolio.................................. 20
                Investment Options -- Class A, B, C and R shares............. 26
                How Portfolio Shares are Priced.............................. 31
                How to Buy and Sell Shares -- Class A, B and C............... 32
                How to Buy and Sell Shares -- Class R........................ 36
                Portfolio Distributions...................................... 41
                Tax Consequences............................................. 42
                Characteristics and Risks of Securities and Investment
                 Techniques.................................................. 43
                Financial Highlights......................................... 55
                Privacy Policy [to be added in subsequent filing]............ 56

     The Securities and Exchange Commission
     has not approved or disapproved these                       P I M C O
     securities, or determined if this                           A D V I S O R S
     prospectus is truthful or complete. Any
     representation to the contrary is a
     criminal offense.

PORTFOLIO SUMMARY

This Prospectus describes PIMCO Multi-Discipline Portfolio, a mutual fund offered by PIMCO Funds: Multi-Manager Series. The Portfolio's objective is maximum total return consistent with prudent capital management. The Portfolio is designed to allow investors to use a single mutual fund to diversify their assets across different asset classes and investment disciplines of multiple investment managers. PAFM believes that managing the Portfolio's investments using five different investment styles and sub-advisers may produce better risk-adjusted returns Than a mutual fund managed using a single investment style by a single investment manager This Prospectus explains what you should know about the Portfolio. Please read it carefully before you invest.

The Portfolio's investment adviser is PIMCO Advisors Fund Management LLC ("PAFM" or the "Adviser"). The Portfolio is divided into five "Disciplines", each of which represents a different asset class and is managed by a different institutional money manager ("Sub-Adviser") affiliated with PAFM. The Sub-Advisers are Dresdner RCM Global Investors LLC ("RCM"), PIMCO Equity Advisors LLC ("PEA"), NFJ Investment Group L.P. ("NFJ"), Nicholas-Applegate Capital Management LLC ("NACM") and Pacific Investment Management Company LLC ("PIMCO"). Each Sub-Adviser manages its Discipline using the strategies and policies described below under "More on the Disciplines' Principal Investment Strategies." Allocation of the Portfolio's assets among Disciplines is targeted in accordance with the following table.

                                                          DISCIPLINE INFORMATION

ASSET CLASS AND INVESTMENT        ALLOCATION
DISCIPLINE                          TARGET                        SUB-ADVISER
----------------------------------------------------------------------------------------------
Large-Cap Growth Equity             22.5%              Dresdner RCM Global Investors LLC
Large-Cap Value Equity              22.5%                  PIMCO Equity Advisors LLC
Small-Cap Value Equity              10.0%                  NFJ Investment Group L.P.
International Equity                10.0%          Nicholas-Applegate Capital Management LLC
Core Fixed Income                   35.0%          Pacific Investment Management Company LLC
----------------------------------------------------------------------------------------------

Please see "More on the Disciplines' Principal Investment Strategies" for additional information about the Disciplines' strategies and investment discipline.

It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                   PIMCO Multi-Discipline Portfolio Prospectus 2

ASSET ALLOCATION TARGETS

The Portfolio's assets are divided into five Disciplines. Initially, each Discipline will be allocated the percentage of the Portfolio's assets provided in the table above under "Allocation Target." On a daily basis, capital activity (i.e., inflows and outflows resulting from purchases and redemptions of Portfolio shares) will be allocated by PAFM among the Disciplines according to their respective allocation targets. PAFM may, however, allocate capital activity differently if it believes that doing so would be appropriate. For example, this might be necessary if a Sub-Adviser indicates that it does not desire additional assets to invest. Similarly, because each Discipline will perform differently from the other Disciplines depending on the investments it holds and changing market conditions, the actual allocation among the Disciplines will likely differ from the target allocation.

PAFM will monitor the relative sizes of the Disciplines. Generally, when a Discipline's percentage of the Portfolio increases or decreases by more than 20% of its target allocation, the Portfolio will reallocate capital activity away or towards one or more Disciplines in order to bring the Disciplines back within their ranges. In addition, PAFM will generally rebalance the Portfolio annually to bring the Disciplines' relative sizes closer to their allocation targets, although this rebalancing will not necessarily cause the Disciplines' actual allocations to equal their target allocations.

PAFM may revise the Portfolio's allocation targets from to time.

PRINCIPAL RISKS

Among the principal risks of the Portfolio, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

  .  Market Risk               .  Credit Risk               .  Emerging Markets
                                                               Risk
  .  Issuer Risk               .  High Yield Risk           .  Currency Risk
  .  Value Securities Risk     .  Mortgage Risk             .  Focused
                                                               Investment Risk
  .  Growth Securities Risk    .  Liquidity Risk            .  Leveraging Risk
  .  Smaller Company Risk      .  Derivatives Risk          .  Management Risk
  .  Interest Rate Risk        .  Foreign Investment Risk   .  Allocation Risk

Please see "Summary of Principal Risks" following the Portfolio Summary for a description of these and other risks associated with an investment in the Portfolio.

PERFORMANCE INFORMATION

The Portfolio has not yet commenced operations and therefore has no performance information to report.

FEES AND EXPENSES OF THE PORTFOLIO

These tables describe the fees and expenses you may pay if you buy and hold Class A, B, C or R shares of the Portfolio:

PIMCO Multi-Discipline Portfolio Prospectus 3

SHAREHOLDER FEES (fees paid directly from your investment)

                    Maximum Sales Charge (Load)   Maximum Contingent Deferred
                    Imposed on Purchases (as a    Sales Charge (Load) (as a
                    percentage of offering price) percentage of original
                                                  purchase price/net asset
                                                  value)(1)
--------------------------------------------------------------------------------
Class A             4.50%                         1%(2)
--------------------------------------------------------------------------------
Class B             None                          5%(3)
--------------------------------------------------------------------------------
Class C             None                          1%(4)
--------------------------------------------------------------------------------
Class R             None                          None
--------------------------------------------------------------------------------

(1) The method of calculating the CDSC is expected to change, see section "Investment Options--Class A, B, C and R Shares-- Contingent Deferred Sales Charges (CDSCs) -- Class B and Class C Shares" below.
(2) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(3) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(4) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)/(1)/

                                                                      Total
                                Distribution                          Annual                           Net
                                and/or                                Portfolio                        Portfolio
                  Advisory      Service 12b-        Other             Operating       Expense          Operating
Share Class       Fees          1) Fees/(2)/        Expenses/(3)/     Expenses        Reduction/(4)/   Expenses(4)
Class A           0.47%         0.25%               [  ]              [  ]            ([  ])           1.22%
Class B           0.47%         1.00%               [  ]              [  ]            ([  ])           1.97%
Class C           0.47%         1.00%               [  ]              [  ]            ([  ])           1.97%
Class R           0.47%         0.50%               [  ]              [  ]            ([  ])           1.47%

/(1)/ Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
/(2)/ Due to the 12b-1 distribution fee imposed on Class B, Class C and Class R shares, Class B, Class C and Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
/(3)/ The information under "Other Expenses", which is based on estimated amounts for the current fiscal year, reflects (i) with respect to Class A, Class B and Class C Shares, a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable to Class A, Class B, and Class C shares in excess of $2.5 billion, and [_]% in organizational expenses ("Organizational Expenses") estimated to be attributable to Class A, Class B and Class C shares during the Portfolio's initial fiscal year and (ii) with respect to Class R shares, a 0.50% Administrative Fee paid by the class and [_]% in Organizational Expenses estimated to be attributable to the class during the Portfolio's initial fiscal year.
/(4)/ The information under "Net Expenses" reflects the effect of a contractual agreement by the Adviser to waive, reduce or reimburse its Administrative Fee for each class to the extent Total Annual Portfolio Operating Expenses exceed, due to the payment of Organizational Expenses and certain other expenses, 1.22% for Class A shares, 1.97% for Class B and Class C shares and 1.47% for Class R shares during the Portfolio's initial fiscal year. Under the Expense Limitation Agreement, the Adviser may recoup these waivers and reimbursements (which do not continue after the Portfolio's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B, C or R shares of the Portfolio with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. /(1)/

                  Example:  Assuming you redeem   Example:  Assuming you do not
                  your shares at the end of each  redeem your shares
                  period
--------------------------------------------------------------------------------
Share Class       Year 1             Year 3       Year 1             Year 3

--------------------------------------------------------------------------------
Class A           [  ]               [  ]         [  ]               [  ]
--------------------------------------------------------------------------------
Class B           [  ]               [  ]         [  ]               [  ]
--------------------------------------------------------------------------------

                                   PIMCO Multi-Discipline Portfolio Prospectus 4

Class C           [  ]               [  ]         [  ]               [  ]
--------------------------------------------------------------------------------
Class R           [  ]               [  ]         [  ]               [  ]
--------------------------------------------------------------------------------
/(1)/     The Examples are based on the Net Portfolio Operating Expenses shown above.

PIMCO Multi-Discipline Portfolio Prospectus 5

SUMMARY OF PRINCIPAL RISKS

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investments as a whole are called "principal risks." The principal risks of the Portfolio are identified in the Portfolio Summary beginning on page [ ] and are summarized in this section. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by each Sub-Adviser can change over time. Because the investment strategies of the Portfolio's Sub-Advisers differ, the Disciplines will be subject to these risks to varying degrees. In addition, the Portfolio will be subject to those risks to varying degrees at different times, depending upon the relative allocation of the Portfolio's assets among the Disciplines. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. The Portfolio will be subject to all risks associated with any individual Discipline. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Disciplines, their investments and the related risks. There is no guarantee that the Portfolio will be able to achieve its investment objective. It is possible to lose money on an investment in the Portfolio.

ALLOCATION RISK

The Portfolio's investment performance depends upon how its assets are allocated and reallocated among its Disciplines. A principal risk of investing in the Portfolio is that PAFM will make less than optimal or poor asset allocation decisions, including its decisions with respect to the Disciplines' initial target allocations. Target allocations may not be optimal in any market conditions and the Portfolio may not allocate its assets to all investment disciplines. You could lose money on your investment in the Portfolio as a result of these decisions.

MARKET RISK

The market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities have historically had greater price volatility than fixed income securities; the Disciplines which invest primarily in equity securities are particularly sensitive to these market risks.

ISSUER RISK

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

VALUE SECURITIES RISK

The Portfolio may invest in companies that may not be expected to experience significant earnings growth, but whose securities a Sub-Adviser believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates. The Large-Cap Value Equity and Small-Cap Value Equity Disciplines are especially susceptible to this risk.

                                   PIMCO Multi-Discipline Portfolio Prospectus 6

GROWTH SECURITIES RISK

The Portfolio may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. The Large-Cap Growth Equity Discipline is especially susceptible to this risk.

SMALLER COMPANY RISK

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Smaller company risk also applies to fixed income securities issued by smaller companies. The Small-Cap Value Equity Discipline is especially susceptible to this risk.

IPO RISK

The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to the Portfolio. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of accounts to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio's performance will generally decrease. The Large-Cap Growth Equity Discipline is especially susceptible to this risk.

LIQUIDITY RISK

The Portfolio is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous time or price. Disciplines with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

DERIVATIVES RISK

The Sub-Advisers may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that the Portfolio may use are referenced under "Characteristics and Risks of Securities and Investment Techniques-Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. Each Discipline may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Each Discipline may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk.

PIMCO Multi-Discipline Portfolio Prospectus 7

Each Discipline's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Portfolio's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. An investment in a derivative instrument could cause the Portfolio to lose more than the principal mount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN (NON-U.S.) INVESTMENT RISK

Each Discipline invests in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Therefore, the Portfolio may experience more rapid and extreme changes in value than mutual funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Discipline's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in foreign securities. To the extent that a Discipline invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Portfolio will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Discipline's investment in foreign securities.

Each Discipline may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is currently no bankruptcy proceeding by which defaulted sovereign debt may be collected. The International Equity Discipline is especially susceptible to this risk.

EMERGING MARKETS RISK

Each Discipline may invest in emerging market securities, that is, securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks in addition the risks of investing in developed foreign countries. The International Equity Discipline is especially susceptible to this risk.

CURRENCY RISK

Each Discipline may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that it does so, the Portfolio is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational

                                   PIMCO Multi-Discipline Portfolio Prospectus 8
entities such as the International Monetary Portfolio, or by the imposition of currency controls or other political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and its effect on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Portfolios.

SECTOR SPECIFIC RISKS

Mutual funds that invest a substantial portion of their assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments. A Sub-Adviser may invest a substantial portion of its Discipline's assets in a single sector. In addition, the Sub-Advisers may independently make investment decisions that cause the Portfolio as a whole to invest a significant portion of its assets in one or more sectors.

Healthcare Related Risk. Certain Sub-Advisers may cause their Disciplines to make significant investments in the healthcare industry, cause the Portfolio to be subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with governmental approval process.

Technology Related Risk. Certain Sub-Advisers may cause their Disciplines to make investments in technology companies, causing the Portfolio to be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

FOCUSED INVESTMENT RISK

Focusing Portfolio investments in a small number of issuers, industries or foreign currencies increases risk. To the extent that it focuses its investments, the Portfolio may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Portfolio's net asset value. Some of those investments also may present substantial credit or other risks. Also, the Portfolio may from time to time have greater risk to the extent it invests a substantial portion of its assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

LEVERAGING RISK

Leverage, including borrowing, will cause the value of the Portfolio's shares to be more volatile than if the Portfolio did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's investment securities. The Sub-Advisers may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. A Sub-Adviser's use of derivatives may also involve leverage. The use of leverage may also cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

PIMCO Multi-Discipline Portfolio Prospectus 9

FIXED INCOME RISK

The Portfolio is subject to interest rate risk because it invests in fixed income securities. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of the Portfolio's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

"Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, securities with longer average portfolio durations will generally be more sensitive to changes in interest rates than securities with shorter average portfolio durations. Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

The Portfolio may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

CREDIT RISK

The Portfolio is subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").

The Portfolio is subject to the risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Portfolio's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

HIGH YIELD RISK

High yield securities (commonly known as "junk bonds") are fixed income securities rated lower than Baa by Moody's or BBB by S&P, or unrated securities determined to be of comparable quality. The Portfolio may be subject to greater levels of interest rate, credit and liquidity risk than mutual funds that invest exclusively in higher quality fixed income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Portfolio's ability to sell them (liquidity risk).

MORTGAGE RISK

The Portfolio may invest in mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a mutual fund, such as the Portfolio, that holds mortgage-related securities

                                  PIMCO Multi-Discipline Portfolio Prospectus 10
may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates. Therefore, to the extent that the Portfolio holds mortgage-related securities, it may have less potential for capital appreciation during periods of declining interest rates than mutual funds that invest in other types of fixed income securities of similar maturities.

MANAGEMENT RISK

The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser and the Sub-Advisers and individual portfolio managers of the Disciplines will apply investment techniques and risk analyses in making asset allocation and investment decisions for the Portfolio, but there can be no guarantee that they will produce the desired results.

PIMCO Multi-Discipline Portfolio Prospectus 11

MORE ON THE DISCIPLINES' PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is intended for investors who prefer to follow a disciplined asset allocation strategy. The Portfolio seeks to achieve its investment objective by investing its assets among the Disciplines, each of which is managed by a different affiliate of PAFM.

The Portfolio's allocation targets specified above and the percentage of the Portfolio's assets invested from time to time in any Discipline or combination of Disciplines may be changed without the approval of the Discipline's shareholders. In addition, under certain conditions PAFM may change the sub-adviser to a Discipline without shareholder approval. The Portfolio is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT EACH DISCIPLINE FOLLOWS:

LARGE-CAP GROWTH EQUITY DISCIPLINE

PRINCIPAL INVESTMENTS   DISCIPLINE FOCUS              APPROXIMATE CAPITALIZATION
AND STRATEGIES          Large capitalization equity   RANGE
                        securities                    At least $3 billion

SUB-ADVISER             APPROXIMATE NUMBER OF
                        HOLDINGS
Dresdner RCM Global     45-85
Investors LLC

Under normal circumstances this Discipline invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Discipline may also invest 20% of its assts in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Discipline may also from time to time invest a significant percentage of its assets in specific sectors including the technology and/or healthcare sectors.

In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of any index or other benchmark.

In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Discipline invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Discipline's investment strategies and as necessary for redemption purposes.

The Discipline may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary investments of some or all of its assets in investment grade debt securities. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

                                  PIMCO Multi-Discipline Portfolio Prospectus 12

LARGE-CAP VALUE DISCIPLINE

PRINCIPAL INVESTMENTS   DISCIPLINE FOCUS              APPROXIMATE CAPITALIZATION
AND STRATEGIES          Undervalued larger            RANGE
                        capitalization stocks with    More than $5 billion
                        improving fundamentals

SUB-ADVISER             APPROXIMATE NUMBER OF
                        HOLDINGS
PIMCO Equity Advisors   35-50
LLC

Under normal circumstances the Discipline invests at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Discipline invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

The portfolio manager selects stocks for the Discipline using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

The Discipline may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Discipline may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Discipline may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

PIMCO Multi-Discipline Portfolio Prospectus 13

SMALL-CAP EQUITY DISCIPLINE

PRINCIPAL INVESTMENTS   DISCIPLINE FOCUS              APPROXIMATE CAPITALIZATION
AND STRATEGIES          Undervalued smaller           RANGE
                        capitalization common stocks  Between $100 million and
                                                      $1.5 billion

SUB-ADVISER             APPROXIMATE NUMBER OF
NFJ Investment Group    HOLDINGS
L.P.                    100

Under normal circumstances the Discipline invests at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Discipline invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Discipline invests a portion of its assets in income-producing (or dividend-paying) common stocks.

The Discipline's initial selection universe consists of approximately 4,500 stocks of companies within the Discipline's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E rations (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

From this narrowed universe, the portfolio managers select approximately 100 stocks for the Discipline, each of which has close to equal weighting in the portfolio. They seek stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Discipline's current holding.

The Discipline may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

                                  PIMCO Multi-Discipline Portfolio Prospectus 14

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INTERNATIONAL EQUITY DISCIPLINE

PRINCIPAL INVESTMENTS   DISCIPLINE FOCUS              APPROXIMATE CAPITALIZATION
AND STRATEGIES          International Equity          RANGE
                        Securities                    All

SUB-ADVISER             APPROXIMATE NUMBER OF
Nicholas-Applegate      HOLDINGS
Capital Management LLC  200-300

The Discipline normally invests at least 75% of its assets in equity securities representative of broad non - U.S. markets, across all capitalization ranges. The Discipline typically spreads its investments in companies located in over 50 countries worldwide. When in the opinion of the Sub-Adviser greater investment opportunities exist, the Discipline may also invest in companies located in countries with emerging securities markets. The Discipline may invest up to 20% of its assets in U.S. companies.

The Sub-Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Discipline's Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser considers whether to sell a particular security when any of those factors materially changes.

The Discipline may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

PIMCO Multi-Discipline Portfolio Prospectus 15

CORE FIXED INCOME DISCIPLINE

PRINCIPAL INVESTMENTS   DISCIPLINE FOCUS              CREDIT QUALITY
AND STRATEGIES          Intermediate maturity-fixed   B to Aaa; maximum 10%
                        income securities             below Baa


SUB-ADVISER             AVERAGE PORTFOLIO DURATION
Pacific Investment      3-6 years
Management Company LLC

Under normal circumstances this Discipline invests at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of this Discipline normally varies within a three-to-six year timeframe, based on PIMCO's forecast for interest rates.

The Discipline invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Discipline may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Discipline will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

In selecting securities for the Discipline, PIMCO develops an outlook for interest rates, currency exchange rates and the World economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Disciplines' assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the World economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

The Discipline may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Discipline may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Discipline's contribution to the Portfolio's total return is expected to consist of income earned on the Discipline's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

                                  PIMCO Multi-Discipline Portfolio Prospectus 16

                      PRIOR PERFORMANCE OF THE SUB-ADVISERS

Although the Portfolio is newly formed and therefore the Disciplines have no performance history, the Sub-Advisers have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies [(and are expected to have a nearly identical composition of investment holdings and related percentage weightings)] as their respective Disciplines. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Internal Revenue Code of 1986 (the "Code") to which the Portfolio, as a registered investment company, is subject and which, if applicable to the Historical Accounts, might have adversely affected the performance of the Historical Accounts.

Set forth below is performance data provided by the Sub-Advisers relating to the Historical Accounts. Performance data is shown for periods through December 31, 2002. The aggregate assets for the Historical Accounts as of December 31, 2002 are also shown.

The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect the Disciplines' allocated share of any fees that will be payable by the Portfolio, which may be higher than the fees imposed on the Historical Accounts, and will reduce the return of the Portfolio. The Disciplines' allocated share of expenses associated with the distribution of Class A, Class B, Class C and Class R shares in accordance with the plan adopted by the Trustees of the Trust under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has not been adjusted for corporate or individual taxes, if any, payable by account owners.

The investment performance of the Historical Accounts has been calculated on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

[To the extent a Sub-Adviser utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts.] The indices shown are included to illustrate material economic and market factors that existed during the time period shown. If a Sub-Adviser were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the allocated Discipline managed by that investment team relative to the index would be reduced by the Discipline's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Portfolio's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad based market indices. Investors should not rely on the following performance data of the Historical Accounts as an indication of future performance of the Portfolio or any Discipline. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

PIMCO Multi-Discipline Portfolio Prospectus 17

                                                    HISTORICAL ACCOUNTS
                                              FOR PERIODS ENDED JUNE 30, 2003
----------------------------------------------------------------------------------------------------
INVESTMENT TEAMS AND    AGGREGATE
BENCHMARKS              HISTORICAL ASSETS
                        AS OF MARCH 31,                                          SINCE    INCEPTION
                        2002(MILLIONS)     1 YEAR  3 YEARS   5 YEARS  10 YEARS INCEPTION     DATE
----------------------------------------------------------------------------------------------------
CORE FIXED INCOME
DISCIPLINE
----------------------------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index
----------------------------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade
Debt Fund Avg
----------------------------------------------------------------------------------------------------

LARGE-CAP GROWTH
EQUITY DISCIPLINE
----------------------------------------------------------------------------------------------------

S&P 500 Index
----------------------------------------------------------------------------------------------------
Lipper Large-Cap
Growth Fund Average
----------------------------------------------------------------------------------------------------

LARGE-CAP VALUE
EQUITY DISCIPLINE
----------------------------------------------------------------------------------------------------

Russell 1000 Value
Index
----------------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Funds Average
----------------------------------------------------------------------------------------------------

SMALL-CAP EQUITY
DISCIPLINE
----------------------------------------------------------------------------------------------------

Russell 2000 Index
----------------------------------------------------------------------------------------------------
Lipper Small-Cap
Value Funds Average
----------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY
DISCIPLINE
----------------------------------------------------------------------------------------------------

MSCI EAFE
----------------------------------------------------------------------------------------------------

[Lipper average to be added by amendment.]
----------------------------------------------------------------------------------------------------

The Lehman Brothers Aggregate Bond index is an unmanaged index of investment grade, U.S. dollar denominated fixed income securities of domestic issuers having a maturity of greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar weighted median market capitalization of the S&P Mid-Cap 400 Index. The Russell 1000 universe of securities is compiled by Frank Russell Company and is Disciplineed into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any

                                  PIMCO Multi-Discipline Portfolio Prospectus 18
one market capitalization range over an extended period of time. The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. The Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index) is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanged of 20 developed market countries from Europe, Australia, Asia and the Far East. The returns of the Lipper averages do not take into account sales charges.

PIMCO Multi-Discipline Portfolio Prospectus 19

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO Advisors Fund Management LLC serves as the investment adviser and the administrator for the Portfolio. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and the Portfolio's business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. As of [June 30, 2003], the Adviser and its investment management affiliates had approximately $[__] billion in assets under management.

The Adviser has retained the Sub-Advisers to manage the Portfolio's Disciplines. See "Sub-Advisers" below. A team of investment professionals within the Adviser is responsible for monitoring and, if appropriate, suggesting changes to the allocation of the Portfolio's assets among its Disciplines.

In addition to serving as a Sub-Adviser, PIMCO provides various administrative and other services required by the Portfolio in its capacity as sub-administrator. PAFM and the sub-administrator may retain other affiliates to provide certain of these services.

ADVISORY FEES

The Portfolio pays the Adviser a monthly fee at the annual rate of 0.47% of its average daily net assets in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Portfolio) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

ADMINISTRATIVE FEES

The Portfolio pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B, Class C and Class R shareholders of the Portfolio pay an administrative fee to PAFM, computed as a percentage of the Portfolio's assets attributable to those classes of shares. PAFM, in turn, provides or procures administrative services for Class A, Class B, Class C and Class R shareholders and also bears the costs of most third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolio does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B, Class C and Class R shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

The Portfolio pays monthly administrative fees to PAFM at an annual rate of 0.50% based on the average daily net assets attributable in the aggregate to the Portfolio's Class A, Class B and Class C shares up to $2.5 billion, and 0.35% based on such average daily net assets in excess of $2.5 billion. The Fund pays monthly administrative fees to PAFM at an annual rate of 0.50% based on the average daily net assets attributable to Class R shares.

SUB-ADVISERS

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of its Discipline's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Advisor, including the Discipline it manages.

                                  PIMCO Multi-Discipline Portfolio Prospectus 20

SUB-ADVISER*                                          DISCIPLINE
--------------------------------------------------------------------------------
PIMCO EQUITY ADVISORS LLC ("PEA")                     Large-Cap Value Equity
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
--------------------------------------------------------------------------------
DRESDNER RCM GLOBAL INVESTORS LLC ("RCM")             Large-Cap Growth Equity
4 Embarcadero Center
San Francisco, CA 94111
--------------------------------------------------------------------------------
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM")    International Equity
600 West Broadway
San Diego, CA 92101
--------------------------------------------------------------------------------
NFJ INVESTMENT GROUP LP ("NFJ")                       Small-Cap Equity
2121 San Jacinto, Suite 1840
Dallas, TX 75201
--------------------------------------------------------------------------------
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")   Core Fixed Income
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

The following provides additional information about each Sub-Adviser and the individual portfolio managers and portfolio management teams that have or share primary responsibility for managing the Disciplines' investments.

PIMCO EQUITY ADVISORS

PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. Accounts managed by PIMCO Equity Advisors had combined assets as of [June 30, 2003], of approximately $[__] billion. See "Investment Adviser and Administrator" above for additional information about ADAM of America.

The following individual at PIMCO Equity Advisors has primary responsibility for the Large-Cap Value Discipline.

PORTFOLIO MANAGER          SINCE        RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
John K. Schneider          2003         Managing Director of PIMCO Equity
                           (inception)  Advisors. Prior to joining ADAM of
                                        America, he was a partner and Portfolio
                                        Manager of Schneider Capital Management
                                        from 1996 to 1999, where he managed
                                        equity accounts for various
                                        institutional clients. Prior to that he
                                        was a member of the Equity Policy
                                        Committee and Director of Research at
                                        Newbold's Asset Management from 1991 to
                                        1996.
--------------------------------------------------------------------------------

PIMCO

Organized in 1971, PIMCO provides investment management and advisory services to mutual funds and institutional accounts. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. As of [June 30, 2003], PIMCO had approximately $[__] billion in assets under management.

The following person has primary responsibility for the Core Fixed Income Discipline.

PORTFOLIO MANAGER          SINCE        RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
William H. Gross           2003         Managing Director, Chief Investment
                           (inception)  Officer and a founding partner of PIMCO.
--------------------------------------------------------------------------------

PIMCO Multi-Discipline Portfolio Prospectus 21

RCM

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1988, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of [June 30, 2003], RCM had approximately $[__] billion in assets under management.

The Large-Cap Growth Equity Discipline is managed on a team basis by the Dresdner RCM Large-Cap Equity Portfolio Management Team, and no individual is separately responsible for the day-to-day management of the Discipline. Information about some of the investment professionals comprising the investment team is located in the SAI under "Other Information".

NACM

Nicholas-Applegate is located at 600 West Broadway, San Diego, CA 92101. Organized in 1984, Nicholas-Applegate provides advisory services to mutual funds and institutional accounts. As of June 30, 2003, Nicholas-Applegate had approximately $[ ] billion in assets under management.

The following individuals at Nicholas-Applegate share primary responsibility for the International Equity Discipline.

PORTFOLIO MANAGER          SINCE        RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
Horacio A. Valeiras, CFA   2003         Chief Investment Officer, responsible
                           (inception)  for management of all investment and
                                        trading functions; 15 years of prior
                                        experience with Morgan Stanley
                                        Investment Management; Miller, Anderson
                                        and Sherrerd; and Credit Suisse First
                                        Boston. M.B.A.
--------------------------------------------------------------------------------
Catherine Somhegyi         2003         Lead Portfolio Manager - Global
Nicholas                   (inception)  Equities, Chief Investment Officer
                                        1997-2002; Portfolio Manager 1987-1997
                                        Domestic Equities; prior investment
                                        management experience with Professional
                                        Asset Securities, Inc. and Pacific
                                        Century Advisers.
--------------------------------------------------------------------------------
Andrew Beal                2003         Lead Portfolio Manager - Emerging
                           (inception)  Countries, 10 years prior experience
                                        with Schroder Investment Management (UK)
                                        LTD.
--------------------------------------------------------------------------------
Shu Nung Lee, CFA          2003         Lead Portfolio Manager - Pacific Rim, 6
                           (inception)  years prior experience with Lehman
                                        Brothers, Tokyo; Credit Suisse First
                                        Boston, Hong Kong; and Toyota Motor
                                        Corp., Toyota City, Japan.
--------------------------------------------------------------------------------
Loretta J. Morris          2003         Lead Portfolio Manager -
                           (inception)  International,10 years prior investment
                                        management experience with Collins
                                        Associates.
--------------------------------------------------------------------------------
Stacey R. Nutt, Ph.D.      2003         Lead Portfolio Manager - International
                           (inception)  Structured, 6 years prior experience
                                        with Vestek Systems, Inc.; Virginia
                                        Tech; and Georgia Institute of
                                        Technology.
--------------------------------------------------------------------------------

                                  PIMCO Multi-Discipline Portfolio Prospectus 22

Stephen Ross               2003         Lead Portfolio Manager - U.S. Equities,
                           (inception)  5 years prior investment experience with
                                        Lincoln National Pension Investment;
                                        Merrill Lynch; and T. Rowe Price.
--------------------------------------------------------------------------------
Christopher Angioletti     2003         Portfolio Manager, 3 years prior
                           (inception)  investment experience with Sterling
                                        Johnston Capital Management, Inc.;
                                        Volpe, Brown, Whelan & Co., LLC; and
                                        Oppenheimer & Co. Inc.
--------------------------------------------------------------------------------
Jason Campbell             2003         Portfolio Manager, Since 1998; prior
                           (inception)  experience with San Diego State
                                        University Economics Department.
--------------------------------------------------------------------------------
Melisa A. Grigolite, CFA   2003         Portfolio Manager, 1993-1996
                           (inception)  International Analyst; 1991-1993 Account
                                        Administrator; prior experience with
                                        SGPA Architecture and Planning.
--------------------------------------------------------------------------------
Kenneth H. Lee, CFA        2003         Portfolio Manager, 9 years prior
                           (inception)  investment experience with Wells Fargo
                                        Bank and Dean Witter Reynolds/Lederer
                                        Quantitative Research.
--------------------------------------------------------------------------------
Pedro V. Marcal, Jr.       2003         Portfolio Manager, Assistant Portfolio
                           (inception)  Manager 1994-1996; 5 years prior
                                        investment management experience with
                                        A.B. Laffer, V.A. Canto & Associates,
                                        and A-Mark Precious Metals.
--------------------------------------------------------------------------------
Jon Borchardt              2003         Investment Analyst, 1994-1996 Senior
                           (inception)  Account Administrator; 5 years prior
                                        investment management experience with
                                        Union Bank.
--------------------------------------------------------------------------------
John Casarietti            2003         Investment Analyst, 1998-2000
                           (inception)  International Account Administrator; 4
                                        years prior experience with Interbank
                                        Funding Group and Barron Chase
                                        Securities.
--------------------------------------------------------------------------------
Rebecca K. Hagstrom, CFA   2003         Investment Analyst, 5 years prior
                           (inception)  experience with Prudential Global Asset
                                        Management; Prudential Capital Group and
                                        Prudential Realty Group.
--------------------------------------------------------------------------------

PIMCO Multi-Discipline Portfolio Prospectus 23

Christopher A. Herrera     2003         Investment Analyst, 5 years prior
                           (inception)  experience as an intern with the firm
                                        and with Lehman Brothers Global Real
                                        Estate Group.
--------------------------------------------------------------------------------
David J. Pavan, CFA        2003         Portfolio Manager, 6 years prior
                           (inception)  experience with Putnam Investments and
                                        Genus Capital Management, Inc.
--------------------------------------------------------------------------------
Antonio Ramos              2003         Investment Analyst, 1998-1999 Project
                           (inception)  Manager for the Information Management
                                        Group; 10 years prior experience with
                                        Vintage Inc., Japan and Advanced
                                        Technologies Co., Ltd.

NFJ

NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of [June 30, 2003], of approximately $[__] billion.

The following individuals at NFJ share primary responsibility for the Small-Cap Equity Discipline.

PORTFOLIO MANAGER          SINCE        RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
Chris Najork               2003         Managing Director and founding partner
                           (Inception)  of NFJ. He has over 30 years' experience
                                        encompassing equity research and
                                        portfolio management. Prior to the
                                        formation of NFJ in 1989, he was a
                                        Senior Vice President, Senior Portfolio
                                        Manager and analyst at NationsBank,
                                        which he joined in 1974.
--------------------------------------------------------------------------------

Benno J. Fischer           2003         Managing Director and founding partner
                           (Inception)  of NFJ. He has over 30 years' experience
                                        in portfolio management, investment
                                        analysis and research. Prior to the
                                        formation of NFJ in 1989, he was Chief
                                        Investment Officer (institutional and
                                        fixed income), Senior Vice President and
                                        Senior Portfolio Manager at NationsBank,
                                        which he joined in 1971. Prior to
                                        joining NationsBank, Mr. Fischer was a
                                        securities analyst at Chase Manhattan
                                        Bank and Clark, Dodge.
--------------------------------------------------------------------------------

Paul A. Magnuson           2003         Principal at NFJ. He is a Portfolio
                           (Inception)  Manager and Senior Research Analyst with
                                        16 years' experience in equity analysis
                                        and portfolio management. Prior to
                                        joining NFJ in 1992, he was an Assistant
                                        Vice President at NationsBank, which he
                                        joined in 1985. Within the Trust
                                        Investment Quantitative Services
                                        Division of NationsBank, he was
                                        responsible for equity analytics and
                                        structured fund management.
--------------------------------------------------------------------------------

                                  PIMCO Multi-Discipline Portfolio Prospectus 24

Jeffrey S. Partenheimer    2003         Principal at NFJ. He is a Portfolio
                           (Inception)  Manager with over 16 years' experience
                                        in financial analysis, portfolio
                                        management and large corporate finance.
                                        Prior to joining NFJ in 1999, he spent
                                        10 years in commercial banking (8 of
                                        those years managing investment
                                        portfolios) and 4 years as a treasury
                                        director for DSC Communications in
                                        Plano, Texas. He began his career as a
                                        financial analyst with First City Bank
                                        of Dallas in 1985. He is both a CFA and
                                        a CPA.
--------------------------------------------------------------------------------

PIMCO

Organized in 1971, PIMCO provides investment management and advisory services to mutual funds and institutional accounts. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. As of [June 30, 2003], PIMCO had approximately $[__] billion in assets under management.

The following person has primary responsibility for the Core Fixed Income Discipline.

PORTFOLIO MANAGER          SINCE        RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
William H. Gross           2003         Managing Director, Chief Investment
                           (inception)  Officer and a founding partner of PIMCO.
--------------------------------------------------------------------------------

ADVISER/SUB-ADVISER RELATIONSHIP

Shareholders of the Portfolio have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Portfolio without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

DISTRIBUTOR

The Trust's Distributor is PIMCO Advisors Distributors LLC, an affiliate of the Adviser. The Distributor, located at 2187 Atlantic Street, Stamford CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

PIMCO Multi-Discipline Portfolio Prospectus 25

INVESTMENT OPTIONS--CLASS A, B, C AND R SHARES

The Trust offers investors Class A, Class B, Class C and Class R shares of the Portfolio in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

For information about Class R shares, see "How to Buy and Sell Shares--Class R Shares"

CLASS A SHARES

     . You pay an initial sales charge of up to 4.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.
     . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.
     . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.
     . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

CLASS B SHARES

     . You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.
     . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.
     . Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
     . Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

CLASS C SHARES

     . You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.
     . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

                                  PIMCO Multi-Discipline Portfolio Prospectus 26

     . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
     . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

INITIAL SALES CHARGES -- CLASS A SHARES

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Portfolio is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

          AMOUNT OF PURCHASE     INITIAL SALES CHARGE    INITIAL SALES CHARGE
                                 AS % OF NET             AS % OF PUBLIC OFFERING
                                 AMOUNT INVESTED         PRICE
          ----------------------------------------------------------------------
          $0-$49,999             5.82%                   4.50%
          ----------------------------------------------------------------------
          $50,000-$99,999        4.71%                   4.50%
          ----------------------------------------------------------------------
          $100,000-$249,999      3.63%                   3.50%
          ----------------------------------------------------------------------
          $250,000-$499,999      2.56%                   2.50%
          ----------------------------------------------------------------------
          $500,000-$999,999      2.04%                   2.00%
          ----------------------------------------------------------------------
          $1,000,000+            0.00%                   0.00%*
          ----------------------------------------------------------------------

* As shown, investors that purchase $1,000,000 or more of the Portfolio's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

CLASS C SHARES

As discussed above, Class C shares of the Portfolio are not subject to an initial sales charge.

CONTINGENT DEFERRED SALES CHARGES (CDSCS) -- CLASS B AND CLASS C SHARES

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules.

CLASS B SHARES

     YEARS SINCE PURCHASE           PERCENTAGE CONTINGENT
     PAYMENT WAS MADE               DEFERRED SALES CHARGE
     ---------------------------------------------------------
     First                          5
     ---------------------------------------------------------
     Second                         4
     ---------------------------------------------------------
     Third                          3
     ---------------------------------------------------------
     Fourth                         3
     ---------------------------------------------------------
     Fifth                          2
     ---------------------------------------------------------
     Sixth                          1
     ---------------------------------------------------------
     Seventh and thereafter         0*
     ---------------------------------------------------------

PIMCO Multi-Discipline Portfolio Prospectus 27

* After the eighth year, Class B shares convert into Class A shares.

CLASS C SHARES

     YEARS SINCE PURCHASE           PERCENTAGE CONTINGENT
     PAYMENT WAS MADE               DEFERRED SALES CHARGE
     ---------------------------------------------------------
     First                          1
     ---------------------------------------------------------
     Thereafter                     0
     ---------------------------------------------------------

CDSCS ON CLASS A SHARES

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. he Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

HOW CDSCS ARE CALCULATED

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Portfolio to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For example, the following illustrates the operation of the Class B CDSC:

     . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of the Portfolio and that six months later the value of the investor's account for that Portfolio has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from the Portfolio ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Portfolio was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

HOW CDSCS WILL BE CALCULATED AFTER JANUARY 19, 2004

The Trust expects that the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) will change from that described above on or before January 19, 2004. When the Trust implements the change, the CDSC on all shares of the Portfolio, will be subject to the change, not only shares purchased after the date of such notice.

Under the new calculation method, the following rules will apply:

     . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

                                  PIMCO Multi-Discipline Portfolio Prospectus 28

     . For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Portfolio's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.
     . CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.
     . In determining whether a CDSC is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed.

For example, the following illustrates the operation of the Class B CDSC beginning no later than [______]:

     . Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Portfolio (at $10 per share) and that six months later the value of the investor's account for that Portfolio has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

REDUCTIONS AND WAIVERS OF INITIAL SALES CHARGES AND CDSCS

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

DISTRIBUTION AND SERVICING (12B-1) PLANS

The Portfolio pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Portfolio shares ("distribution fees") and/or in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B, Class C and Class R shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Portfolio's average daily net assets attributable to the particular class of shares):

ALL PORTFOLIOS               SERVICING FEE               DISTRIBUTION FEE
--------------------------------------------------------------------------------
Class A                      0.25%                       None
--------------------------------------------------------------------------------
Class B                      0.25%                       0.75%
--------------------------------------------------------------------------------
Class C                      0.25%                       0.75%
--------------------------------------------------------------------------------
Class R                      0.25%                       0.25%
--------------------------------------------------------------------------------

Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B, Class C and Class R shares do not pay initial sales charges, the distribution fees payable on Class B, Class C and Class R shares may, over time, cost you

PIMCO Multi-Discipline Portfolio Prospectus 29 more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

                                  PIMCO Multi-Discipline Portfolio Prospectus 30

HOW PORTFOLIO SHARES ARE PRICED

The net asset value ("NAV") of the Portfolio's Class A, Class B, Class C and Class R shares is determined by dividing the total value of the Portfolio's investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV of Portfolio shares, portfolio securities and other assets of the Portfolios for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees of the Portfolio, with reference to other securities or indexes. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Portfolio's Board of Trustees or persons acting at the Board's direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that the Portfolio holds foreign securities, the NAV of the Portfolio's shares may change at times when you can not purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Portfolio's Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Portfolio's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

PIMCO Multi-Discipline Portfolio Prospectus 31

HOW TO BUY AND SELL SHARES - CLASS A, B AND C

The following section provides basic information about how to buy, sell (redeem) and exchange Class A, Class B and Class C shares of the Portfolio. For information about purchasing Class R shares see "How to Buy and Sell Shares - Class R"

PIMCO FUNDS SHAREHOLDERS' GUIDE

More detailed information about the Trust's purchase, sale and exchange arrangements for Portfolio shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

     .    Automated telephone and wire transfer procedures
     .    Automatic purchase, exchange and withdrawal programs
     . Programs that establish a link from your Portfolio account to your bank account
     .    Special arrangements for tax-qualified retirement plans
     . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
     . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

CALCULATION OF SHARE PRICE AND REDEMPTION PAYMENTS

When you buy shares of the Portfolio, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See "How Portfolio Shares Are Priced" above for details. Generally, purchase and redemption orders for Portfolio shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

BUYING SHARES

You can buy Class A, Class B or Class C shares of the Portfolio in the following ways:

     . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.
     . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

                                  PIMCO Multi-Discipline Portfolio Prospectus 32

If you wish to invest directly by mail, please send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

          PIMCO Advisors Distributors LLC
          P.O.  Box 9688
          Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Advisors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Portfolio shares. No share certificates will be issued unless specifically requested in writing.

INVESTMENT MINIMUMS

The following investment minimums apply for purchases of Class A, Class B and Class C shares:

          INITIAL INVESTMENT           SUBSEQUENT INVESTMENTS
          $ 2,500                      $ 100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

SMALL ACCOUNT FEE

Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for the Portfolio falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Portfolio account in quarterly installments and paid to the Administrator. The Portfolio account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost to the Portfolio of maintaining small accounts, you are asked to maintain an account balance in the Portfolio in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for the Portfolio remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Portfolio account after giving you 60 days to

PIMCO Multi-Discipline Portfolio Prospectus 33 increase your balance. Your Portfolio account will not be liquidated if the reduction in size is due solely to a decline in market value of your Portfolio shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

EXCHANGING SHARES

You may exchange your Class A, Class B or Class C shares of the Portfolio for the same Class of shares of another series of the Trust or PIMCO Funds: Pacific Investment Management Series, subject to any restrictions on exchanges set forth in the applicable fund's or series' prospectus(es). Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for the Portfolio, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect a Portfolio and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a PIMCO Fund (including the Portfolio), subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

SELLING SHARES

You can sell (redeem) Class A, Class B or Class C shares of the Portfolio in the following ways:

     . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.
     . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

          (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

                                  PIMCO Multi-Discipline Portfolio Prospectus 34

          (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

          (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

          (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

          The Guide describes a number of additional ways you can redeem your shares, including:

     .    Telephone requests to the Transfer Agent
     .    PIMCO Funds Automated Telephone System (ATS)
     .    Expedited wire transfers
     .    Automatic Withdrawal Plan
     .    PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Portfolio or the Disciplines to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

PIMCO Multi-Discipline Portfolio Prospectus 35

TIMING OF REDEMPTION PAYMENTS

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

REDEMPTIONS IN KIND

The Trust has agreed to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. If your shares are redeemed in kind, you may incur transaction costs upon the disposition of the securities received in the distribution.

CERTIFICATED SHARES

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

SIGNATURE GUARANTEE

When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of theses programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemental prospectus.

HOW TO BUY AND SELL SHARES - CLASS R

The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Portfolio. For additional information, please see the PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares, which is part of the Statement of Additional Information which is incorporated herein by reference.

GENERAL INFORMATION

Retirement Plans. Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan's financial service

                                  PIMCO Multi-Discipline Portfolio Prospectus 36
firm has an agreement with the Distributor or the Adviser to utilize Class R shares in certain investment products or programs (collectively, "retirement plans"). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the retirement plan level or at the level of the plan's financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO College Access 529 Plan.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect the Portfolio as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary ("financial service firm") authorized to sell Class R shares of the Funds. Eligible retirement plans may also purchase shares directly from the Trust. See "Buying Shares" below. Additional shares may be purchased through a retirement plan's administrator or recordkeeper.

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge retirement plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Portfolio.

Financial service firms and retirement plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing shareholder servicing and other services. A firm or retirement plan may be paid for its services directly or indirectly by the Portfolio, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund's average daily net assets attributable to its Class R shares and purchased through such firm or retirement plan for its clients). The Distributor may pay a financial service firm or retirement plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Your retirement plan may establish various minimum investment requirements for Class R shares of the Portfolio and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the retirement plan's and/or the financial service firm's materials regarding its fees and services.

Calculation of Share Price and Redemption Payments. When shareholders buy or sell (redeem) Class R shares of the Portfolio, they pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from the retirement plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day.

Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a

PIMCO Multi-Discipline Portfolio Prospectus 37 delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

DISTRIBUTION AND SERVICING (12B-1) PLANS

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for Class R shares. The following lists the maximum annual rates at which the distribution and servicing fees may be paid under the Class R 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to Class R shares):

                                SERVICING                 DISTRIBUTION
ALL FUNDS                       FEE                       FEE
--------------------------------------------------------------------------------
Class R                         0.25%                     0.25%
--------------------------------------------------------------------------------

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of the Funds' shares.

BUYING SHARES

Class R shares of the Portfolio are continuously offered to retirement plans. See "Retirement Plans" above. Plan participants may purchase Class R shares only through their retirement plans. In connection with purchases, retirement plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Retirement plans and financial service firms may charge for such services. A retirement plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Retirement plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the retirement plan level.

Retirement plans which wish to invest directly by mail should send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

                        PIMCO Advisors Distributors LLC
                        P.O. Box 9688
                        Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Advisors Distributors LLC and should

                                  PIMCO Multi-Discipline Portfolio Prospectus 38
clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

Class R shares of the Portfolio will be held in a plan participant's account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, retirement plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant's agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Portfolio shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

INVESTMENT MINIMUMS

The following investment minimums apply for purchases of Class R shares.

           INITIAL INVESTMENT                SUBSEQUENT INVESTMENTS
           --------------------------------------------------------
               $ 2,500                               $ 100

In addition, accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator. Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for certain special investment programs and plans offered by the Trust.

Retirement plans and financial service firms may impose different investment minimums than the Trust. Please contact your plan administrator or financial service firm for information.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost to the Portfolio of maintaining small accounts, investors are asked to maintain an account balance in the Portfolio of at least the minimum investment necessary to open the particular type of account. If an investor's balance for the Portfolio remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem any remaining shares and close your account after giving the investor 60 days to increase the balance. Your Portfolio account will not be liquidated if the reduction in size is due solely to a decline in market value of your Portfolio shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

EXCHANGING SHARES

Except as provided below or in the applicable Fund's or series' prospectus(es), Class R shares of any Fund may be exchanged for Class R shares of any other series of the Trust or series of PIMCO Funds: Pacific Investment Management Series that offers Class R shares. Shares are exchanged on the basis of their respective NAVs next calculated after an exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Retirement plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Retirement plans may also limit exchanges to Funds offered as investment options in the plan. In addition,

PIMCO Multi-Discipline Portfolio Prospectus 39 for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available.

The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund.

Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to a plan's financial service firm of any termination or material modification of the exchange privilege with respect to Class R shares.

SELLING SHARES

Class R shares may be redeemed through the investor's plan administrator on any day the New York Stock Exchange is open. Investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although retirement plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable retirement plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Retirement plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge for their services. Redemption proceeds will be forwarded to the retirement plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Portfolio shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

REDEMPTIONS IN KIND

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                                  PIMCO Multi-Discipline Portfolio Prospectus 40

PORTFOLIO DISTRIBUTIONS

The Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Portfolio shares the day after the Trust receives your purchase payment. Dividends paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Portfolio intends to declare and distribute income dividends to shareholders of record quarterly.

In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

     . Reinvest all distributions in additional shares of the same class of the Portfolio at NAV. This will be done unless you elect another option.
     . Invest all distributions in shares of the same class of another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
     . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Portfolio distributions.

If you elect to receive Portfolio distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

PIMCO Multi-Discipline Portfolio Prospectus 41

TAX CONSEQUENCES

..    Consequences of capital reallocation among the Disciplines. Reallocations of capital among the Disciplines may generate taxable gains, either short-or long term, which may increase taxable distributions to shareholders. Such distributions may be taxed either as net long-term capital gains or as ordinary income as described below.

..    Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax. When you exchange shares of the Portfolio's for shares of another series of the Trust, the transaction will be treated as a sale of the first Portfolio's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

Taxes on Portfolio distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Portfolio distributions whether you received them in cash or reinvested them in additional shares. For federal income tax purposes, Portfolio distributions will be taxable to you as either ordinary income or capital gains.

Portfolio dividends (i.e., distributions of investment income and net short-term capital gains) generally are taxable to you as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net gains from the sale of capital assets that the Portfolio owned for more than 12 months reduced by losses from the sale of capital assets that the Portfolio owned for less than 12 months will generally be taxable to you as capital gains. Distributions of net gains from the sale of capital assets that the Portfolio owned for 12 months or less will generally be taxable to you as ordinary income.

Portfolio distributions are taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Portfolio distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

For taxable years beginning on or before December 31, 2008:

     . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

     . provided holding period and other requirements are met by the Portfolio, a regulated investment company may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder. If the Portfolio receives dividends from a regulated investment company designated by the regulated investment company as qualified dividend income, and the Portfolio meets holding period and other requirements with respect to the shares of that regulated investment company, the Portfolio may designate its distributions derived from those dividends as qualified dividend income.

Portfolio dividends representing distributions of interest income and net short term capital gains derived from a regulated investment company's debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

As described in the Statement of Additional Information under the section captioned "Taxation," the Portfolio is required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

                                  PIMCO Multi-Discipline Portfolio Prospectus 42

This section relates only to federal income tax consequences of investing in the Portfolio; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolio.

CHARACTERISTICS AND RISKS OF SECURITIES
AND INVESTMENT TECHNIQUES

This section provides additional information about some of the principal investments and related risks of the Portfolio identified under "Summary of Principal Risks" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Portfolio from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolio. As with any mutual fund, investors in the Portfolio must rely on the professional investment judgment and skill of PAFM, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Sub-Advisers.

Because each Discipline's investment portfolio is managed independently of the other Disciplines' portfolios, a Discipline may make an investment or engage in an investment technique when the Sub-Adviser to another Discipline has determined not to make such investment or engage in such technique. For example, one Discipline may be purchasing a particular security while another Discipline is selling the same security. In addition, because the Sub-Advisers will not coordinate their purchase and sale activities, the Disciplines may place trades separately in situations where aggregating the trades would have been beneficial to the Portfolio as a whole.

FIXED INCOME SECURITIES

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities include the following instruments:

     . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
     . corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
     .    mortgage-backed and other asset-backed securities;
     .    inflation-indexed bonds issued both by governments and corporations;
     . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
     .    delayed funding loans and revolving credit facilities;
     .    bank certificates of deposit, fixed time deposits and bankers'
          acceptances;
     .    repurchase agreements and reverse repurchase agreements;
     . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
     . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
     .    obligations of international agencies or supranational entities.

PIMCO Multi-Discipline Portfolio Prospectus 43

COMPANIES WITH SMALLER MARKET CAPITALIZATIONS

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Portfolio may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, the Portfolio is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Discipline to liquidate its securities positions. For these reasons, it may be prudent for a fund (or Discipline) with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as the Portfolio's asset size increases, the Portfolio may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

INITIAL PUBLIC OFFERINGS

The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Discipline. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of accounts to which IPO securities are allocated increases, the number of securities issued to any one account (including the Portfolio) may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Discipline is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Discipline's performance will generally decrease.

FOREIGN (NON-U.S.) SECURITIES

The Portfolio may invest in non-U.S. securities. The Portfolio may also invest in American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Disciplines that invest in these securities. These risks include: differences in accounting, auditing and

                                  PIMCO Multi-Discipline Portfolio Prospectus 44
financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

EMERGING MARKET SECURITIES

The Portfolio may invest in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Discipline. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Discipline to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

FOREIGN CURRENCIES

Because the Portfolio may invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. These and other currencies in which the Disciplines' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Disciplines.

Foreign Currency Transactions. The Portfolio may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates and may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A

PIMCO Multi-Discipline Portfolio Prospectus 45 forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Discipline is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. The Portfolio may enter into these contracts to hedge against foreign exchange risk arising from the Discipline's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Discipline will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Discipline to benefit from favorable fluctuations in relevant foreign currencies.

The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Discipline will be subject to the additional risk that the relative value of currencies will be different than anticipated by the relevant Sub-Adviser. The Portfolio will segregate assets determined to be liquid by PAFM or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

CORPORATE DEBT SECURITIES

The Portfolio may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

CONVERTIBLE SECURITIES

The Portfolio may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio's ability to achieve its investment objective.

DERIVATIVES

The Portfolio may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Portfolio will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

                                  PIMCO Multi-Discipline Portfolio Prospectus 46

Examples of derivative instruments that the Disciplines may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Portfolio may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Portfolio may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies and may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Disciplines may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

The Portfolio's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolio.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Portfolio will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Portfolio will engage in derivatives transactions at any time or from time to time. The Portfolio's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Discipline's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for its Discipline, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Discipline investments. The Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives,

PIMCO Multi-Discipline Portfolio Prospectus 47 in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Portfolio's use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Portfolio had not used such instruments.

EQUITY-LINKED SECURITIES

The Portfolio may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Portfolio invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Disciplines bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Portfolio's restrictions on investments in illiquid securities.

CREDIT RATINGS AND UNRATED SECURITIES

The Portfolio may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

The Portfolio may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

HIGH YIELD SECURITIES

Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." The Portfolio may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

                                  PIMCO Multi-Discipline Portfolio Prospectus 48

LOANS OF PORTFOLIO SECURITIES

For the purpose of achieving income, the Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When the Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Portfolio may pay lending fees to the party arranging the loan.

SHORT SALES

The Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Portfolio may only enter into short selling transactions if the security sold short is held in the Portfolio's investment portfolio or if the Portfolio has the right to acquire the security without the payment of further consideration. For these purposes, the Portfolio may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Discipline to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

The Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment exposure. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated to cover these positions.

REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, in which the Discipline purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

The Portfolio may enter into reverse repurchase agreements, subject to the Portfolio's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Portfolio will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Portfolio also may borrow money for investment purposes subject to any policies of the Portfolio currently described in this Prospectus or in the Statement

PIMCO Multi-Discipline Portfolio Prospectus 49 of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Portfolio.

ILLIQUID SECURITIES

The Portfolio may invest in securities that are illiquid so long as not more than 15% of the value of the Discipline's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Discipline, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Discipline has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

U.S. GOVERNMENT SECURITIES

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

MUNICIPAL BONDS

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

The Portfolio may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The Portfolio may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Disciplines to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment

                                  PIMCO Multi-Discipline Portfolio Prospectus 50
features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Disciplines' yield to maturity from these securities. The Portfolio may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Portfolio may invest in other asset-backed securities that have been offered to investors.

CORPORATE DEBT SECURITIES

Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Portfolio may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Portfolio will participate in any declines in interest rates as well. The Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Portfolio may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

PIMCO Multi-Discipline Portfolio Prospectus 51

EVENT-LINKED EXPOSURE

The Portfolio may obtain event-linked exposure by investing in "event-linked bonds," "event-linked swaps" or implement event-linked strategies. Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomenon, or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Disciplines may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Disciplines to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

The Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

The Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment exposure. Typically, no income accrues on securities the Disciplines have committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated to cover these positions.

CREDIT RATINGS AND UNRATED SECURITIES

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

The Portfolio may purchase unrated securities (which are not rated by a rating agency) if a portfolio manager determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Portfolio invests in high yield and/or unrated securities, the Portfolio's success in achieving its investment objective may depend more heavily on the portfolio

                                  PIMCO Multi-Discipline Portfolio Prospectus 52
manager's creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities.

INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolio may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, the Portfolio may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

PORTFOLIO TURNOVER

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Discipline, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Discipline's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance. Disciplines that change Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Disciplines' previous and current investment objectives and policies and portfolio management strategies.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Portfolio may be changed by the Board of Trustees without shareholder approval. If there is a change in the Portfolio's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs.

NEW AND SMALLER-SIZED FUNDS

In addition to the risks described under "Summary of Principal Risks" above and in this section, the Portfolio is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Portfolio may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Portfolio's size, have a disproportionate impact on the Portfolio's performance results. The Portfolio would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

PERCENTAGE INVESTMENT LIMITATIONS

Unless otherwise stated, all percentage limitations on a Discipline's investments listed in this Prospectus will apply at the time of investment. These limitations will not be violated unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

OTHER INVESTMENTS AND TECHNIQUES

The Portfolio may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Disciplines to additional risks. In addition, the Large-Cap Growth Equity Discipline may use Grassroots (SM) Research in addition to their traditional research activities. Grassroots (SM) Research is a division of

PIMCO Multi-Discipline Portfolio Prospectus 53

Dresdner RCM Global Investors LLC. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner RCM Global Investors LLC and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolio.

                                  PIMCO Multi-Discipline Portfolio Prospectus 54

FINANCIAL HIGHLIGHTS

The Portfolio has only recently commenced performance and has no financial results to report.

PIMCO Multi-Discipline Portfolio Prospectus 55

               [Privacy Policy to be added in subsequent filing.]

                                  PIMCO Multi-Discipline Portfolio Prospectus 56

PIMCO MULTI-DISCIPLINE PORTFOLIO

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Portfolio. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Portfolio's annual and semi-annual reports will discuss the market conditions and investment strategies that significantly affected the Portfolio's performance during the year.

The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Portfolio purchase, redemption and exchange options and procedures and other information about the Portfolio. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Portfolio, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

          PIMCO Advisors Distributors LLC
          2187 Atlantic Street
          Stamford, Connecticut 06902

You may review and copy information about the Trust and the Portfolio, including the SAI and this Prospectus, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Portfolio.

File No.  811-6161

PIMCO Multi-Discipline Portfolio Prospectus 57

PIMCO MULTI-DISCIPLINE PORTFOLIO

Investment Adviser and       PIMCO Advisors Portfolio Management LLC, 1345
Administrator                Avenue of the Americas, New York, NY  10105
--------------------------------------------------------------------------------
Sub-Advisers                 PIMCO Equity Advisors LLC, 1345 Avenue of the
                             Americas, 50th Floor, New York, NY 10105

                             Pacific Investment Management Company LLC,
                             840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

                             Dresdner RCM Global Investors LLC, 4 Embarcadero Center, San Francisco, CA 94111

                             Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

                             NFJ Investment Group L.P., 2121 San Jacinto,
                             Suite 1840, Dallas, TX 75201
--------------------------------------------------------------------------------
Distributor                  PIMCO Advisors Distributors LLC, 2187 Atlantic
                             Street, Stamford, CT 06902-6896
--------------------------------------------------------------------------------
Custodian                    State Street Bank & Trust Co., 801 Pennsylvania,
                             Kansas City, MO  64105
--------------------------------------------------------------------------------
Shareholder Servicing Agent PFPC, Inc., P.O. Box 9688, Providence, RI 02940 and Transfer Agent
--------------------------------------------------------------------------------
Independent Accountants      PricewaterhouseCoopers LLP, 1055 Broadway, Kansas
                             City, MO  64105
--------------------------------------------------------------------------------
Legal Counsel                Ropes & Gray LLP, One International Place, Boston,
                             MA  02110
--------------------------------------------------------------------------------

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

                                                      Not part of the Prospectus

                                  PIMCO Multi-Discipline Portfolio Prospectus 58

                                                      Prospectus
                                                       [10.01.03]

                        PIMCO MULTI-DISCIPLINE PORTFOLIO

================================================================================

Share Classes        CONTENTS
Institutional and    Portfolio Summary.............................................................      2
Administrative       Summary of Principal Risks....................................................      5
                     More on the Disciplines' Principal Investment Strategies......................     11
                     Prior Performance of the Sub-Advisers.........................................     16
                     Management of the Portfolio...................................................     18
                     Investment Options - Institutional and Administrative shares..................     23
                     How Portfolio Shares are Priced...............................................     24
                     Purchases, Redemptions and Exchanges..........................................     25
                     Portfolio Distributions.......................................................     31
                     Tax Consequences..............................................................     32
                     Characteristics and Risks of Securities and Investment Techniques.............     33
                     Financial Highlights..........................................................     45
                     Privacy Policy [to be added in subsequent filing].............................     46

     The Securities and Exchange
     Commission has not approved or
     disapproved these securities, or                                  PIMCO
     determined if this prospectus is                                  ADVISORS
     truthful or complete. Any
     representation to the contrary is a
     criminal offense.

PORTFOLIO SUMMARY

This Prospectus describes PIMCO Multi-Discipline Portfolio, a mutual fund offered by PIMCO Funds: Multi-Manager Series. The Portfolio's objective is maximum total return consistent with prudent capital management. The Portfolio is designed to allow investors to use a single mutual fund to diversify their assets across different asset classes and investment disciplines of multiple investment managers. PAFM believes that managing the Portfolio's investments using five different investment styles and sub-advisers may produce better risk-adjusted returns than a mutual fund managed using a single investment style by a single investment manager. This Prospectus explains what you should know about the Portfolio. Please read it carefully before you invest.

The Portfolio's investment adviser is PIMCO Advisors Fund Management LLC ("PAFM" or the "Adviser"). The Portfolio is divided into five "Disciplines", each of which represents a different asset class and is managed by a different institutional money manager ("Sub-Adviser") affiliated with PAFM. The Sub-Advisers are Dresdner RCM Global Investors LLC ("RCM"), PIMCO Equity Advisors LLC ("PEA"), NFJ Investment Group L.P. ("NFJ"), Nicholas-Applegate Capital Management LLC ("NACM") and Pacific Investment Management Company LLC ("PIMCO"). Each Sub-Adviser manages its Discipline using the strategies and policies described below under "More on the Disciplines' Principal Investment Strategies." Allocation of the Portfolio's assets among Disciplines is targeted in accordance with the following table.

                                                                           DISCIPLINE INFORMATION
-------------------------------------------------------------------------------------------------
ASSET CLASS AND INVESTMENT          ALLOCATION
DISCIPLINE                            TARGET                           SUB-ADVISER
-------------------------------------------------------------------------------------------------
Large-Cap Growth Equity               22.5%                 Dresdner RCM Global Investors LLC
Large-Cap Value Equity                22.5%                     PIMCO Equity Advisors LLC
Small-Cap Value Equity                10.0%                      NFJ Investment Group L.P.
International Equity                  10.0%             Nicholas-Applegate Capital Management LLC
Core Fixed Income                     35.0%             Pacific Investment Management Company LLC
-------------------------------------------------------------------------------------------------

Please see "More on the Disciplines' Principal Investment Strategies" for additional information about the Disciplines' strategies and investment discipline.

It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                   PIMCO Multi-Discipline Portfolio Prospectus 2

ASSET ALLOCATION TARGETS

The Portfolio's assets are divided into five Disciplines. Initially, each Discipline will be allocated the percentage of the Portfolio's assets provided in the table above under "Allocation Target." On a daily basis, capital activity (i.e., inflows and outflows resulting from purchases and redemptions of Portfolio shares) will be allocated by PAFM among the Disciplines according to their respective allocation targets. PAFM may, however, allocate capital activity differently if it believes that doing so would be appropriate. For example, this might be necessary if a Sub-Adviser indicates that it does not desire additional assets to invest. Similarly, because each Discipline will perform differently from the other Disciplines depending on the investments it holds and changing market conditions, the actual allocation among the Disciplines will likely differ from the target allocation.

PAFM will monitor the relative sizes of the Disciplines. Generally, when a Discipline's percentage of the Portfolio increases or decreases by more than 20% of its target allocation, the Portfolio will reallocate capital activity away or towards one or more Disciplines in order to bring the Disciplines back within their ranges. In addition, PAFM will generally rebalance the Portfolio annually to bring the Disciplines' relative sizes closer to their allocation targets, although this rebalancing will not necessarily cause the Disciplines' actual allocations to equal their target allocations.

PAFM may revise the Portfolio's allocation targets from to time.

PRINCIPAL RISKS

Among the principal risks of the Portfolio, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

..  Market Risk             .  Credit Risk             .  Emerging Markets Risk
..  Issuer Risk             .  High Yield Risk         .  Currency Risk
..  Value Securities Risk   .  Mortgage Risk           .  Focused Investment Risk
..  Growth Securities Risk  .  Liquidity Risk          .  Leveraging Risk
..  Smaller Company Risk    .  Derivatives Risk        .  Management Risk
..  Interest Rate Risk      .  Foreign Investment Risk .  Allocation Risk

Please see "Summary of Principal Risks" following the Portfolio Summary for a description of these and other risks associated with an investment in the Portfolio.

PERFORMANCE INFORMATION

The Portfolio has not yet commenced operations and therefore has no performance information to report.

FEES AND EXPENSES OF THE PORTFOLIO

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Portfolio:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                None

REDEMPTION FEE (AS A PERCENTAGE OF EXCHANGE PRICE OR AMOUNT REDEEMED)     1.00%*
* The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by

PIMCO Multi-Discipline Portfolio Prospectus 3 the Portfolio and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
ASSETS)

                                                                        Total Annual
                                  Distribution                          Portfolio
                   Advisory      and/or Service                         Operating                                Net Fund Operating
  Share Class        Fees         (12b-1) Fees     Other Expenses (1)   Expenses          Expense Reduction (2)  Expenses (2)
------------------------------------------------------------------------------------------------------------------------------------
Institutional       0.47%             None                 [ ]                [ ]                  [ ]                  0.77%
------------------------------------------------------------------------------------------------------------------------------------
Administrative      0.47%             0.00%                [ ]                [ ]                  [ ]                  1.02%
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses, which are based on estimated amounts for the current fiscal year, reflects a 0.30% Administrative Fee paid by each class and [_] and [_] in organizational expenses ("Organizational Expenses") estimated to be attributable to the Institutional Class and Administrative Class shares respectively during the Portfolio's initial fiscal year.
(2) Net Expenses reflects the effect of a contractual agreement by the Adviser to waive, reduce or reimburse its Administrative Fee for each class to the extent Annual Portfolio Operating expenses exceed, due to the payment of organizational and certain other expenses 0.77% for Institutional Class and 1.02% for Administrative Class shares during the Portfolio's initial fiscal year. Under the Expense Limitation Agreement, the Adviser may recoup these waivers and reimbursements (which do not continue after the Portfolio's initial fiscal year) in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

--------------------------------------------------------------------------------
Share Class               Year 1                   Year 3
--------------------------------------------------------------------------------
Institutional Class       [    ]                   [   ]
--------------------------------------------------------------------------------
Administrative Class      [    ]                   [   ]
--------------------------------------------------------------------------------
(1)  The Examples are based on the Net Portfolio Operating Expenses shown above.

                                   PIMCO Multi-Discipline Portfolio Prospectus 4

SUMMARY OF PRINCIPAL RISKS

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investments as a whole are called "principal risks." The principal risks of the Portfolio are identified in the Portfolio Summary beginning on page [ ] and are summarized in this section. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by each Sub-Adviser can change over time. Because the investment strategies of the Portfolio's Sub-Advisers differ, the Disciplines will be subject to these risks to varying degrees. In addition, the Portfolio will be subject to those risks to varying degrees at different times, depending upon the relative allocation of the Portfolio's assets among the Disciplines. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. The Portfolio will be subject to all risks associated with any individual Discipline. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Disciplines, their investments and the related risks. There is no guarantee that the Portfolio will be able to achieve its investment objective. It is possible to lose money on an investment in the Portfolio.

ALLOCATION RISK

The Portfolio's investment performance depends upon how its assets are allocated and reallocated among its Disciplines. A principal risk of investing in the Portfolio is that PAFM will make less than optimal or poor asset allocation decisions, including its decisions with respect to the Disciplines' initial target allocations. Target allocations may not be optimal in any market conditions and the Portfolio may not allocate its assets to all investment disciplines. You could lose money on your investment in the Portfolio as a result of these decisions.

MARKET RISK

The market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities have historically had greater price volatility than fixed income securities; the Disciplines which invest primarily in equity securities are particularly sensitive to these market risks.

ISSUER RISK

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

VALUE SECURITIES RISK

The Portfolio may invest in companies that may not be expected to experience significant earnings growth, but whose securities a Sub-Adviser believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates. The Large-Cap Value Equity and Small-Cap Value Equity Disciplines are especially susceptible to this risk.

PIMCO Multi-Discipline Portfolio Prospectus 5

GROWTH SECURITIES RISK

The Portfolio may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. The Large-Cap Growth Equity Discipline is especially susceptible to this risk.

SMALLER COMPANY RISK

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Smaller company risk also applies to fixed income securities issued by smaller companies. The Small-Cap Value Equity Discipline is especially susceptible to this risk.

IPO RISK

The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to the Portfolio. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of accounts to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio's performance will generally decrease. The Large-Cap Growth Equity Discipline is especially susceptible to this risk.

LIQUIDITY RISK

The Portfolio is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous time or price. Disciplines with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

DERIVATIVES RISK

The Sub-Advisers may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that the Portfolio may use are referenced under "Characteristics and Risks of Securities and Investment Techniques-Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. Each Discipline may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Each Discipline may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk.

                                   PIMCO Multi-Discipline Portfolio Prospectus 6

Each Discipline's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Portfolio's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. An investment in a derivative instrument could cause the Portfolio to lose more than the principal mount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN (NON-U.S.) INVESTMENT RISK

Each Discipline invests in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Therefore, the Portfolio may experience more rapid and extreme changes in value than mutual funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Discipline's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in foreign securities. To the extent that a Discipline invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Portfolio will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Discipline's investment in foreign securities.

Each Discipline may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is currently no bankruptcy proceeding by which defaulted sovereign debt may be collected. The International Equity Discipline is especially susceptible to this risk.

EMERGING MARKETS RISK

Each Discipline may invest in emerging market securities, that is, securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks in addition the risks of investing in developed foreign countries. The International Equity Discipline is especially susceptible to this risk.

CURRENCY RISK

Each Discipline may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that it does so, the Portfolio is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational

PIMCO Multi-Discipline Portfolio Prospectus 7 entities such as the International Monetary Portfolio, or by the imposition of currency controls or other political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and its effect on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Portfolios.

SECTOR SPECIFIC RISKS

Mutual funds that invest a substantial portion of their assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments. A Sub-Adviser may invest a substantial portion of its Discipline's assets in a single sector. In addition, the Sub-Advisers may independently make investment decisions that cause the Portfolio as a whole to invest a significant portion of its assets in one or more sectors.

Healthcare Related Risk. Certain Sub-Advisers may cause their Disciplines to make significant investments in the healthcare industry, cause the Portfolio to be subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with governmental approval process.

Technology Related Risk. Certain Sub-Advisers may cause their Disciplines to make investments in technology companies, causing the Portfolio to be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

FOCUSED INVESTMENT RISK

Focusing Portfolio investments in a small number of issuers, industries or foreign currencies increases risk. To the extent that it focuses its investments, the Portfolio may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Portfolio's net asset value. Some of those investments also may present substantial credit or other risks. Also, the Portfolio may from time to time have greater risk to the extent it invests a substantial portion of its assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

LEVERAGING RISK

Leverage, including borrowing, will cause the value of the Portfolio's shares to be more volatile than if the Portfolio did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's investment securities. The Sub-Advisers may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. A Sub-Adviser's use of derivatives may also involve leverage. The use of leverage may also cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

                                   PIMCO Multi-Discipline Portfolio Prospectus 8

FIXED INCOME RISK

The Portfolio is subject to interest rate risk because it invests in fixed income securities. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of the Portfolio's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

"Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, securities with longer average portfolio durations will generally be more sensitive to changes in interest rates than securities with shorter average portfolio durations. Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

The Portfolio may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

CREDIT RISK

The Portfolio is subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").

The Portfolio is subject to the risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Portfolio's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

HIGH YIELD RISK

High yield securities (commonly known as "junk bonds") are fixed income securities rated lower than Baa by Moody's or BBB by S&P, or unrated securities determined to be of comparable quality. The Portfolio may be subject to greater levels of interest rate, credit and liquidity risk than mutual funds that invest exclusively in higher quality fixed income securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Portfolio's ability to sell them (liquidity risk).

MORTGAGE RISK

The Portfolio may invest in mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a mutual fund, such as the Portfolio, that holds mortgage-related securities

PIMCO Multi-Discipline Portfolio Prospectus 9 may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates. Therefore, to the extent that the Portfolio holds mortgage-related securities, it may have less potential for capital appreciation during periods of declining interest rates than mutual funds that invest in other types of fixed income securities of similar maturities.

MANAGEMENT RISK

The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser and the Sub-Advisers and individual portfolio managers of the Disciplines will apply investment techniques and risk analyses in making asset allocation and investment decisions for the Portfolio, but there can be no guarantee that they will produce the desired results.

                                  PIMCO Multi-Discipline Portfolio Prospectus 10

MORE ON THE DISCIPLINES' PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is intended for investors who prefer to follow a disciplined asset allocation strategy. The Portfolio seeks to achieve its investment objective by investing its assets among the Disciplines, each of which is managed by a different affiliate of PAFM.

The Portfolio's allocation targets specified above and the percentage of the Portfolio's assets invested from time to time in any Discipline or combination of Disciplines may be changed without the approval of the Discipline's shareholders. In addition, under certain conditions PAFM may change the sub-adviser to a Discipline without shareholder approval. The Portfolio is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT EACH DISCIPLINE FOLLOWS:

LARGE-CAP GROWTH EQUITY DISCIPLINE

PRINCIPAL INVESTMENTS AND DISCIPLINE FOCUS            APPROXIMATE CAPITALIZATION
STRATEGIES                Large capitalization equity RANGE
                          securities                  At least $3 billion

SUB-ADVISER               APPROXIMATE NUMBER OF
Dresdner RCM Global       HOLDINGS
Investors LLC             45-85

Under normal circumstances this Discipline invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Discipline may also invest 20% of its assts in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Discipline may also from time to time invest a significant percentage of its assets in specific sections including the technology and/or healthcare sectors.

In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of any index or other benchmark.

In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Discipline invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Discipline's investment strategies and as necessary for redemption purposes.

The Discipline may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary investments of some or all of its assets in investment grade debt securities. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

PIMCO Multi-Discipline Portfolio Prospectus 11

LARGE-CAP VALUE DISCIPLINE

PRINCIPAL INVESTMENTS AND DISCIPLINE FOCUS            APPROXIMATE CAPITALIZATION
STRATEGIES                Undervalued larger          RANGE
                          capitalization              More than $5 billion
                          stocks with
                          improving fundamentals

SUB-ADVISER               APPROXIMATE NUMBER OF
PIMCO Equity Advisors LLC HOLDINGS
                          35-50

Under normal circumstances the Discipline invests at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Discipline invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

The portfolio manager selects stocks for the Discipline using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

The Discipline may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Discipline may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Discipline may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

                                  PIMCO Multi-Discipline Portfolio Prospectus 12

SMALL-CAP EQUITY DISCIPLINE

PRINCIPAL INVESTMENTS AND DISCIPLINE FOCUS            APPROXIMATE CAPITALIZATION
STRATEGIES                Undervalued smaller         RANGE
                          capitalization common       Between $100 million and
                          stocks                      $1.5 billion

SUB-ADVISER               APPROXIMATE NUMBER OF
NFJ Investment Group L.P. HOLDINGS
                          100

Under normal circumstances the Discipline invests at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Discipline invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Discipline invests a portion of its assets in income-producing (or dividend-paying) common stocks.

The Discipline's initial selection universe consists of approximately 4,500 stocks of companies within the Discipline's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E rations (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

From this narrowed universe, the portfolio managers select approximately 100 stocks for the Discipline, each of which has close to equal weighting in the portfolio. They seek stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Discipline's current holding.

The Discipline may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

PIMCO Multi-Discipline Portfolio Prospectus 13

INTERNATIONAL EQUITY DISCIPLINE

PRINCIPAL INVESTMENTS AND DISCIPLINE FOCUS            APPROXIMATE CAPITALIZATION
STRATEGIES                International Equity        RANGE
                          Securities                  All

SUB-ADVISER               APPROXIMATE NUMBER OF
Nicholas-Applegate        HOLDINGS
Capital Management LLC    200-300

The Discipline normally invests at least 75% of its assets in equity securities representative of broad non-U.S. markets, across all capitalization ranges. The Discipline typically spreads its investments in companies located in over 50 countries worldwide. When in the opinion of the Sub-Adviser greater investment opportunities exist, the Discipline may also invest in companies located in countries with emerging securities markets . The Discipline may invest up to 20% of its assets in U.S. companies.

The Sub-Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Discipline's Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser considers whether to sell a particular security when any of those factors materially changes.

The Discipline may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Discipline may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Portfolio's investment objective and the Discipline's principal strategies.

                                  PIMCO Multi-Discipline Portfolio Prospectus 14

CORE FIXED INCOME DISCIPLINE

PRINCIPAL INVESTMENTS AND DISCIPLINE FOCUS            CREDIT QUALITY
STRATEGIES                Intermediate maturity-fixed B to Aaa; maximum 10%
                          income securities           below Baa

SUB-ADVISER               AVERAGE PORTFOLIO DURATION
Pacific Investment        3-6 years
Management Company LLC

Under normal circumstances this Discipline invests at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of this Discipline normally varies within a three-to-six year timeframe, based on PIMCO's forecast for interest rates.

The Discipline invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Discipline may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Discipline will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

In selecting securities for the Discipline, PIMCO develops an outlook for interest rates, currency exchange rates and the World economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Disciplines' assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the World economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

The Discipline may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Discipline may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Discipline's contribution to the Portfolio's total return is expected to consist of income earned on the Discipline's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO Multi-Discipline Portfolio Prospectus 15

                      PRIOR PERFORMANCE OF THE SUB-ADVISERS

Although the Portfolio is newly formed and therefore the Disciplines have no performance history, the Sub-Advisers have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies [(and are expected to have a nearly identical composition of investment holdings and related percentage weightings)] as their respective Disciplines. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the Portfolio, as a registered investment company, is subject and which, if applicable to the Historical Accounts, might have adversely affected the performance of the Historical Accounts.

Set forth below is performance data provided by the Sub-Advisers relating to the Historical Accounts. Performance data is shown for periods through December 31, 2002. The aggregate assets for the Historical Accounts as of December 31, 2002 are also shown.

The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect the Disciplines' allocated share of any fees that will be payable by the Portfolio, which may be higher than the fees imposed on the Historical Accounts, and will reduce the return of the Portfolio. The Disciplines' allocated share of expenses associated with the distribution of Institutional Class and Administrative Class shares in accordance with the plan adopted by the Trustees of the Trust under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has not been adjusted for corporate or individual taxes, if any, payable by account owners.

The investment performance of the Historical Accounts has been calculated on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

[To the extent a Sub-Adviser utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts.] The indices shown are included to illustrate material economic and market factors that existed during the time period shown. If a Sub-Adviser were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the allocated Discipline managed by that investment team relative to the index would be reduced by the Discipline's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Portfolio's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad based market indices. Investors should not rely on the following performance data of the Historical Accounts as an indication of future performance of the Portfolio or any Discipline. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

                                  PIMCO Multi-Discipline Portfolio Prospectus 16

--------------------------------------------------------------------------------------------------------------
                                                    HISTORICAL ACCOUNTS
                                              FOR PERIODS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------------------------------------
INVESTMENT TEAMS AND   AGGREGATE
BENCHMARKS             HISTORICAL
                       ASSETS AS OF
                       MARCH 31,
                       2002                                                               SINCE     INCEPTION
                       (MILLIONS)         1 YEAR      3 YEARS     5 YEARS    10  YEARS  INCEPTION      DATE
--------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME

DISCIPLINE

Lehman Brothers
Aggregate Bond Index

Lipper Intermediate
Investment Grade
Debt Fund Avg

LARGE-CAP GROWTH
EQUITY DISCIPLINE

S&P 500 Index

Lipper Large-Cap
Growth Fund Average

LARGE-CAP VALUE
EQUITY DISCIPLINE

Russell 1000 Value
Index

Lipper Multi-Cap
Value Funds Average

SMALL-CAP EQUITY
DISCIPLINE

Russell 2000 Index

Lipper Small-Cap
Value Funds Average

INTERNATIONAL EQUITY
DISCIPLINE

MSCI EAFE

[Lipper average to be added by amendment.]
--------------------------------------------------------------------------------------------------------------

The Lehman Brothers Aggregate Bond index is an unmanaged index of investment grade, U.S. dollar denominated fixed income securities of domestic issuers having a maturity of greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar weighted median market capitalization of the S&P Mid-Cap 400 Index. The Russell 1000 universe of securities is compiled by Frank Russell Company and is Disciplineed into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. The Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index) is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanged of 20 developed market countries from Europe, Australia, Asia and the Far East. The returns of the Lipper averages do not take into account sales charges.

PIMCO Multi-Discipline Portfolio Prospectus 17

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO Advisors Fund Management LLC serves as the investment adviser and the administrator for the Portfolio. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and the Portfolio's business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. As of [June 30, 2003], the Adviser and its investment management affiliates had approximately $[__] billion in assets under management.

The Adviser has retained the Sub-Advisers to manage the Portfolio's Disciplines. See "Sub-Advisers" below. A team of investment professionals within the Adviser is responsible for monitoring and, if appropriate, suggesting changes to the allocation of the Portfolio's assets among its Disciplines.

In addition to serving as a Sub-Adviser, PIMCO provides various administrative and other services required by the Portfolio in its capacity as sub-administrator. PAFM and the sub-administrator may retain other affiliates to provide certain of these services.

ADVISORY FEES

The Portfolio pays the Adviser a monthly fee at the annual rate of 0.47% of its average daily net assets in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Portfolio) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

ADMINISTRATIVE FEES

Institutional Class and Administrative Class shareholders of the Administrative Class pay an administrative fee to PAFM computed as a percentage of the Portfolio's assets attributable in the aggregate to those classes of shares. PAFM, in turn, provides or procures administrative services for Institutional Class and Administrative Class shareholders and also bears the costs of most third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolio does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional Class and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

The Portfolio pays monthly administrative fees to the Adviser at an annual rate of 0.30% based on the average daily net assets attributable in the aggregate to the Portfolio's Institutional Class and Administrative Class shares. The Portfolio also indirectly pays its proportionate share of the administrative fees charged by the Adviser and Pacific Investment Management Company to the Disciplines in which the Portfolio invests. See "Disciplines Expenses" below.

SUB-ADVISERS

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of its Discipline's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Advisor, including the Discipline it manages.

PIMCO Multi-Discipline Portfolio Prospectus 18

SUB-ADVISER*                                                DISCIPLINE
--------------------------------------------------------------------------------
PIMCO EQUITY ADVISORS LLC ("PEA")                    Large-Cap Value Equity
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
--------------------------------------------------------------------------------
DRESDNER RCM GLOBAL INVESTORS LLC ("RCM")            Large-Cap Growth Equity
4 Embarcadero Center
San Francisco, CA 94111
--------------------------------------------------------------------------------
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM")   International Equity
600 West Broadway
San Diego, CA 92101
--------------------------------------------------------------------------------
NFJ INVESTMENT GROUP LP ("NFJ")                      Small-Cap Equity
2121 San Jacinto, Suite 1840
Dallas, TX 75201
--------------------------------------------------------------------------------
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC            Core Fixed Income
("PIMCO")
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

The following provides additional information about each Sub-Adviser and the individual portfolio managers and portfolio management teams that have or share primary responsibility for managing the Disciplines' investments.

PIMCO EQUITY ADVISORS

PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. Accounts managed by PIMCO Equity Advisors had combined assets as of [June 30, 2003], of approximately $[__] billion. See "Investment Adviser and Administrator" above for additional information about ADAM of America.

The following individual at PIMCO Equity Advisors has primary responsibility for the Large-Cap Value Discipline.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER            SINCE         RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
John K. Schneider            2003          Managing Director of PIMCO Equity
                             (inception)   Advisors. Prior to joining ADAM of
                                           America, he was a partner and
                                           Portfolio Manager of Schneider
                                           Capital Management from 1996 to 1999,
                                           where he managed equity accounts
                                           for various institutional clients.
                                           Prior to that he was a member of the
                                           Equity Policy Committee and Director
                                           of Research at Newbold's Asset
                                           Management from 1991 to 1996.
--------------------------------------------------------------------------------

RCM

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1988, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of [June 30, 2003], RCM had approximately $[__] billion in assets under management.

The Large-Cap Growth Equity Discipline is managed on a team basis by the Dresdner RCM Large-Cap Equity Portfolio Management Team, and no individual is separately responsible for the day-to-day

                                  PIMCO Multi-Discipline Portfolio Prospectus 19
management of the Discipline. Information about some of the investment professionals comprising the investment team is located in the SAI under "Other Information".

NACM

Nicholas-Applegate is located at 600 West Broadway, San Diego, CA 92101. Organized in 1984, Nicholas-Applegate provides advisory services to mutual funds and institutional accounts. As of June 30, 2003, Nicholas-Applegate had approximately $[ ] billion in assets under management.

The following individuals at Nicholas-Applegate share primary responsibility for the International Equity Discipline.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER             SINCE         RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
Horacio A. Valeiras, CFA      2003          Chief Investment Officer,
                              (inception)   responsible for management of all
                                            investment and trading functions;
                                            15 years of prior experience with
                                            Morgan Stanley Investment
                                            Management; Miller, Anderson and
                                            Sherrerd; and Credit Suisse First
                                            Boston. M.B.A.

Catherine Somhegyi Nicholas   2003          Lead Portfolio Manager - Global
                              (inception)   Equities, Chief Investment Officer
                                            1997-2002; Portfolio Manager
                                            1987-1997 Domestic Equities; prior
                                            investment management experience
                                            with Professional Asset Securities,
                                            Inc. and Pacific Century Advisers.

Andrew Beal                   2003          Lead Portfolio Manager - Emerging
                              (inception)   Countries, 10 years prior experience
                                            with Schroder Investment Management
                                            (UK) LTD.

Shu Nung Lee, CFA             2003          Lead Portfolio Manager - Pacific
                              (inception)   Rim, 6 years prior experience with
                                            Lehman Brothers, Tokyo; Credit
                                            Suisse First Boston, Hong Kong; and
                                            Toyota Motor Corp., Toyota City,
                                            Japan.

Loretta J. Morris             2003          Lead Portfolio Manager -
                              (inception)   International,10 years prior
                                            investment management experience
                                            with Collins Associates.

Stacey R. Nutt, Ph.D.         2003          Lead Portfolio Manager -
                              (inception)   International Structured, 6 years
                                            prior experience with Vestek
                                            Systems, Inc.; Virginia Tech; and
                                            Georgia Institute of Technology.

Stephen Ross                  2003          Lead Portfolio Manager - U.S.
                              (inception)   Equities, 5 years prior investment
                                            experience with Lincoln National
                                            Pension Investment; Merrill Lynch;
                                            and T. Rowe Price.

Christopher Angioletti        2003          Portfolio Manager, 3 years prior
                              (inception)   investment experience with Sterling
                                            Johnston Capital Management, Inc.;
                                            Volpe, Brown, Whelan & Co., LLC; and
                                            Oppenheimer & Co. Inc.

PIMCO Multi-Discipline Portfolio Prospectus 20

Jason Campbell                2003          Portfolio Manager, Since 1998; prior
                              (inception)   experience with San Diego State
                                            University Economics Department.

Melisa A. Grigolite, CFA      2003          Portfolio Manager, 1993-1996
                              (inception)   International Analyst; 1991-1993
                                            Account Administrator; prior
                                            experience with SGPA Architecture
                                            and Planning.

Kenneth H. Lee, CFA           2003          Portfolio Manager, 9 years prior
                              (inception)   investment experience with Wells
                                            Fargo Bank and Dean Witter
                                            Reynolds/Lederer Quantitative
                                            Research.

Pedro V. Marcal, Jr.          2003          Portfolio Manager, Assistant
                              (inception)   Portfolio Manager 1994-1996; 5 years
                                            prior investment management
                                            experience with A.B. Laffer, V.A.
                                            Canto & Associates, and A-Mark
                                            Precious Metals.

Jon Borchardt                 2003          Investment Analyst, 1994-1996 Senior
                              (inception)   Account Administrator; 5 years prior
                                            investment management experience
                                            with Union Bank.

John Casarietti               2003          Investment Analyst, 1998-2000
                              (inception)   International Account Administrator;
                                            4 years prior experience with
                                            Interbank Funding Group and Barron
                                            Chase Securities.

Rebecca K. Hagstrom, CFA      2003          Investment Analyst, 5 years prior
                              (inception)   experience with Prudential Global
                                            Asset Management; Prudential Capital
                                            Group and Prudential Realty Group.

Christopher A. Herrera        2003          Investment Analyst, 5 years prior
                              (inception)   experience as an intern with the
                                            firm and with Lehman Brothers Global
                                            Real Estate Group.

                                  PIMCO Multi-Discipline Portfolio Prospectus 21

David J. Pavan, CFA           2003          Portfolio Manager, 6 years prior
                              (inception)   experience with Putnam Investments
                                            and Genus Capital Management, Inc.

Antonio Ramos                 2003          Investment Analyst, 1998-1999
                              (inception)   Project Manager for the Information
                                            Management Group; 10 years prior
                                            experience with Vintage Inc., Japan
                                            and Advanced Technologies Co., Ltd.
--------------------------------------------------------------------------------
NFJ

NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of [June 30, 2003], of approximately $[__] billion.

The following individuals at NFJ share primary responsibility for the Small-Cap Equity Discipline.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS            SINCE         RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
Chris Najork                  2003          Managing Director and founding
                              (Inception)   partner of NFJ. He has over 30
                                            years' experience encompassing
                                            equity research and portfolio
                                            management. Prior to the formation
                                            of NFJ in 1989, he was a Senior Vice
                                            President, Senior Portfolio Manager
                                            and analyst at NationsBank, which he
                                            joined in 1974.

Benno J. Fischer              2003          Managing Director and founding
                              (Inception)   partner of NFJ. He has over 30
                                            years' experience in portfolio
                                            management, investment analysis and
                                            research. Prior to the formation of
                                            NFJ in 1989, he was Chief Investment
                                            Officer (institutional and fixed
                                            income), Senior Vice President and
                                            Senior Portfolio Manager at
                                            NationsBank, which he joined in
                                            1971. Prior to joining NationsBank,
                                            Mr. Fischer was a securities analyst
                                            at Chase Manhattan Bank and Clark,
                                            Dodge.

Paul A. Magnuson              2003          Principal at NFJ. He is a Portfolio
                              (Inception)   Manager and Senior Research Analyst
                                            with 16 years' experience in equity
                                            analysis and portfolio management.
                                            Prior to joining NFJ in 1992, he was
                                            an Assistant Vice President at
                                            NationsBank, which he joined in
                                            1985. Within the Trust Investment
                                            Quantitative Services Division of
                                            NationsBank, he was responsible for
                                            equity analytics and structured fund
                                            management.

Jeffrey S. Partenheimer       2003          Principal at NFJ. He is a Portfolio
                              (Inception)   Manager with over 16 years'
                                            experience in financial analysis,
                                            portfolio management and large
                                            corporate finance. Prior to joining
                                            NFJ in 1999, he spent 10 years in
                                            commercial banking (8 of those years
                                            managing investment portfolios) and
                                            4 years as a treasury director for
                                            DSC Communications in Plano, Texas.
                                            He began his career as a financial
                                            analyst with First City Bank of
                                            Dallas in 1985. He is both a CFA and
                                            a CPA.
--------------------------------------------------------------------------------

PIMCO

Organized in 1971, PIMCO provides investment management and advisory services to mutual funds and institutional accounts. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. As of [June 30, 2003], PIMCO had approximately $[__] billion in assets under management.

The following person has primary responsibility for the Core Fixed Income Discipline.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER             SINCE         RECENT PROFESSIONAL EXPERIENCE
--------------------------------------------------------------------------------
William H. Gross              2003          Managing Director, Chief Investment
                              (inception)   Officer and a founding partner of
                                            PIMCO.
--------------------------------------------------------------------------------

ADVISER/SUB-ADVISER RELATIONSHIP

Shareholders of the Portfolio have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Portfolio without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

DISTRIBUTOR

The Trust's Distributor is PIMCO Advisors Distributors LLC, an affiliate of the Adviser. The Distributor, located at 2187 Atlantic Street, Stamford CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

PIMCO Multi-Discipline Portfolio Prospectus 22

INVESTMENT OPTIONS--INSTITUTIONAL CLASS AND ADMINISTRATIVE CLASS SHARES

The Trust offers investors Institutional Class and Administrative Class shares of the Portfolio in this Prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

.. Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of the Portfolio. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Each Plan allows the Portfolio to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Portfolio as their funding medium and for related expenses.

In combination, the Plans permit the Portfolio to make total reimbursements at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of the Portfolio's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Portfolio may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Portfolio shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Portfolio shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

PIMCO Multi-Discipline Portfolio Prospectus 23

HOW PORTFOLIO SHARES ARE PRICED

The net asset value ("NAV") of the Portfolio's Institutional Class and Administrative Class shares is determined by dividing the total value of the Portfolio's investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV of Portfolio shares, portfolio securities and other assets of the Portfolios for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees of the Portfolio, with reference to other securities or indexes. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Portfolio's Board of Trustees or persons acting at the Board's direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that the Portfolio holds foreign securities, the NAV of the Portfolio's shares may change at times when you can not purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Portfolio's Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Portfolio's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                                  PIMCO Multi-Discipline Portfolio Prospectus 24

PURCHASES, REDEMPTIONS AND EXCHANGES

PURCHASING SHARES

Investors may purchase Institutional Class and Administrative Shares Class shares of the Portfolio at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Portfolio. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and the Portfolio pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Portfolio and will not require the Portfolio to pay any type of administrative payment per participant account to any third party.

.. Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. At the discretion of the Adviser, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of the Adviser, the administrator, PIMCO, or to clients of the Sub Advisers to the Trust's Funds, and their affiliates, and to the benefit plans of the Adviser and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

.. Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

.. Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street,

PIMCO Multi-Discipline Portfolio Prospectus 25

4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Portfolio and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

.. Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Portfolio at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

.. Other Purchase Information. Purchases of the Portfolio Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Portfolio for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Portfolio shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Portfolio are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Portfolio with liquid securities that are eligible for purchase by the Portfolio (consistent with the Portfolio's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Adviser or a Sub-Adviser intends to retain the security in the Portfolio as an investment. Assets purchased by a Portfolio in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Portfolio's shares, if such assets were included in the Portfolio's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

.. Retirement Plans. Shares of the Portfolio are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

                                  PIMCO Multi-Discipline Portfolio Prospectus 26

.. Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Portfolio will be subject to a "Redemption Fee" on redemptions and exchanges of 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of the Portfolio are exchanged for shares of Fund A 20 days after the purchase of the Portfolio shares, followed in 20 days by an exchange of the Fund A shares for shares of Fund B, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Portfolio to defray certain costs described below and are not paid to or retained by the Adviser or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

REDEEMING SHARES

.. Redemptions by Mail. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund or Portfolio from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

.. Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund or Portfolio and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone, wire or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

PIMCO Multi-Discipline Portfolio Prospectus 27

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

.. Other Redemption Information. Subject to any applicable redemption fees, redemption requests for Portfolio shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Portfolio name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the redeeming shareholder may incur transaction costs upon the disposition of the securities received in the distribution.

Redemption of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Portfolio to dispose of their securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

                                  PIMCO Multi-Discipline Portfolio Prospectus 28

EXCHANGE PRIVILEGE

Except as provided below, or in the applicable Funds' or series prospectus(es), an investor may exchange Institutional Class or Administrative Class shares of the Portfolio for shares of the same class of any other series of the Trust or series of PIMCO Funds: Pacific Investment Management Series that offers that class based on the respective NAVs of the shares involved (subject to any applicable redemption fees or fund reimbursement fees). An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of the Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

Unless eligible for a waiver, shareholders who exchange shares of the Portfolio within 30 days of their acquisition will be subject to a Redemption Fee of up to 1.00% of the NAV of the shares exchanged. See "Redemption Fees" above. Unless eligible for a waiver, shareholders who exchange their Institutional Class or Administrative Class shares of the Fund for the same class of shares of the PPA Tax-Efficient Structured Emerging Markets Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of the Portfolio acquired in connection with the exchange.

An investor may exchange shares only with respect to the Portfolio or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect the Portfolio and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of the Fund, subsequently exchanges those shares for shares of another PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

CERTIFICATED SHARES

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

SIGNATURE GUARANTEE

When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the

PIMCO Multi-Discipline Portfolio Prospectus 29

Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of theses programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemental prospectus.

                                  PIMCO Multi-Discipline Portfolio Prospectus 30

PORTFOLIO DISTRIBUTIONS

The Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Portfolio shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The Portfolio intends to declare and distribute income dividends to shareholders of record quarterly.

In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

The Portfolio's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Portfolio at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Portfolio name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Portfolio distributions.

For further information on distribution options, please contact the Trust at 1-800-927-4648.

PIMCO Multi-Discipline Portfolio Prospectus 31

TAX CONSEQUENCES

..    Consequences of capital reallocation among the Disciplines. Reallocations of capital among the Disciplines may generate taxable gains, either short-or long term, which may increase taxable distributions to shareholders. Such distributions may be taxed either as net long-term capital gains or as ordinary income as described below.

..    Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax. When you exchange shares of the Portfolio's for shares of another series of the Trust, the transaction will be treated as a sale of the first Portfolio's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

Taxes on Portfolio distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Portfolio distributions whether you received them in cash or reinvested them in additional shares. For federal income tax purposes, Portfolio distributions will be taxable to you as either ordinary income or capital gains.

Portfolio dividends (i.e., distributions of investment income and net short-term capital gains) generally are taxable to you as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net gains from the sale of capital assets that the Portfolio owned for more than 12 months reduced by losses from the sale of capital assets that the Portfolio owned for less than 12 months will generally be taxable to you as capital gains. Distributions of net gains from the sale of capital assets that the Portfolio owned for 12 months or less will generally be taxable to you as ordinary income.

Portfolio distributions are taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Portfolio distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

For taxable years beginning on or before December 31, 2008:

     . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

     . provided holding period and other requirements are met by the Portfolio, a regulated investment company may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder. If the Portfolio receives dividends from a regulated investment company designated by the regulated investment company as qualified dividend income, and the Portfolio meets holding period and other requirements with respect to the shares of that regulated investment company, the Portfolio may designate its distributions derived from those dividends as qualified dividend income.

Portfolio dividends representing distributions of interest income and net short term capital gains derived from a regulated investment company's debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

As described in the Statement of Additional Information under the section captioned "Taxation," the Portfolio is required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

                                  PIMCO Multi-Discipline Portfolio Prospectus 32

This section relates only to federal income tax consequences of investing in the Portfolio; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolio.

CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

This section provides additional information about some of the principal investments and related risks of the Portfolio identified under "Summary of Principal Risks" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Portfolio from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolio. As with any mutual fund, investors in the Portfolio must rely on the professional investment judgment and skill of PAFM, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Sub-Advisers.

Because each Discipline's investment portfolio is managed independently of the other Disciplines' portfolios, a Discipline may make an investment or engage in an investment technique when the Sub-Adviser to another Discipline has determined not to make such investment or engage in such technique. For example, one Discipline may be purchasing a particular security while another Discipline is selling the same security. In addition, because the Sub-Advisers will not coordinate their purchase and sale activities, the Disciplines may place trades separately in situations where aggregating the trades would have been beneficial to the Portfolio as a whole.

FIXED INCOME SECURITIES

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities include the following instruments:

     . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
     . corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
     .    mortgage-backed and other asset-backed securities;
     .    inflation-indexed bonds issued both by governments and corporations;
     . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
     .    delayed funding loans and revolving credit facilities;
     .    bank certificates of deposit, fixed time deposits and bankers'
          acceptances;
     .    repurchase agreements and reverse repurchase agreements;
     . debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
     . obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
     .    obligations of international agencies or supranational entities.

PIMCO Multi-Discipline Portfolio Prospectus 33

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COMPANIES WITH SMALLER MARKET CAPITALIZATIONS

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Portfolio may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, the Portfolio is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Discipline to liquidate its securities positions. For these reasons, it may be prudent for a fund (or Discipline) with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as the Portfolio's asset size increases, the Portfolio may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

INITIAL PUBLIC OFFERINGS

The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Discipline. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of accounts to which IPO securities are allocated increases, the number of securities issued to any one account (including the Portfolio) may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Discipline is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Discipline's performance will generally decrease.

FOREIGN (NON-U.S.) SECURITIES

The Portfolio may invest in non-U.S. securities. The Portfolio may also invest in American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Disciplines that invest in these securities. These risks include: differences in accounting, auditing and

                                  PIMCO Multi-Discipline Portfolio Prospectus 34
financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

EMERGING MARKET SECURITIES

The Portfolio may invest in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Discipline. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Discipline to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

FOREIGN CURRENCIES

Because the Portfolio may invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. These and other currencies in which the Disciplines' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Disciplines.

Foreign Currency Transactions. The Portfolio may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates and may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A

PIMCO Multi-Discipline Portfolio Prospectus 35 forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Discipline is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. The Portfolio may enter into these contracts to hedge against foreign exchange risk arising from the Discipline's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Discipline will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Discipline to benefit from favorable fluctuations in relevant foreign currencies.

The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Discipline will be subject to the additional risk that the relative value of currencies will be different than anticipated by the relevant Sub-Adviser. The Portfolio will segregate assets determined to be liquid by PAFM or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

CORPORATE DEBT SECURITIES

The Portfolio may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

CONVERTIBLE SECURITIES

The Portfolio may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio's ability to achieve its investment objective.

DERIVATIVES

The Portfolio may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Portfolio will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

                                  PIMCO Multi-Discipline Portfolio Prospectus 36

Examples of derivative instruments that the Disciplines may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Portfolio may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Portfolio may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies and may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Disciplines may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

The Portfolio's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolio.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Portfolio will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Portfolio will engage in derivatives transactions at any time or from time to time. The Portfolio's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Discipline's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for its Discipline, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Discipline investments. The Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives,

PIMCO Multi-Discipline Portfolio Prospectus 37 in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Portfolio's use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Portfolio had not used such instruments.

EQUITY-LINKED SECURITIES

The Portfolio may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Portfolio invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Disciplines bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Portfolio's restrictions on investments in illiquid securities.

CREDIT RATINGS AND UNRATED SECURITIES

The Portfolio may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

The Portfolio may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

HIGH YIELD SECURITIES

Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." The Portfolio may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

                                  PIMCO Multi-Discipline Portfolio Prospectus 38

LOANS OF PORTFOLIO SECURITIES

For the purpose of achieving income, the Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When the Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Portfolio may pay lending fees to the party arranging the loan.

SHORT SALES

The Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Portfolio may only enter into short selling transactions if the security sold short is held in the Portfolio's investment portfolio or if the Portfolio has the right to acquire the security without the payment of further consideration. For these purposes, the Portfolio may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Discipline to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

The Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment exposure. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated to cover these positions.

REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, in which the Discipline purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

The Portfolio may enter into reverse repurchase agreements, subject to the Portfolio's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Portfolio will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Portfolio also may borrow money for investment purposes subject to any policies of the Portfolio currently described in this Prospectus or in the Statement

PIMCO Multi-Discipline Portfolio Prospectus 39 of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Portfolio.

ILLIQUID SECURITIES

The Portfolio may invest in securities that are illiquid so long as not more than 15% of the value of the Discipline's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Discipline, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Discipline has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

U.S. GOVERNMENT SECURITIES

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

MUNICIPAL BONDS

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

The Portfolio may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The Portfolio may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Disciplines to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment

                                  PIMCO Multi-Discipline Portfolio Prospectus 40
features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Disciplines' yield to maturity from these securities. The Portfolio may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Portfolio may invest in other asset-backed securities that have been offered to investors.

CORPORATE DEBT SECURITIES

Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Portfolio may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Portfolio will participate in any declines in interest rates as well. The Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Portfolio may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

PIMCO Multi-Discipline Portfolio Prospectus 41

EVENT-LINKED EXPOSURE

The Portfolio may obtain event-linked exposure by investing in "event-linked bonds," "event-linked swaps" or implement event-linked strategies. Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomenon, or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Disciplines may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Disciplines to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

The Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

The Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment exposure. Typically, no income accrues on securities the Disciplines have committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated to cover these positions.

CREDIT RATINGS AND UNRATED SECURITIES

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

The Portfolio may purchase unrated securities (which are not rated by a rating agency) if a portfolio manager determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Portfolio invests in high yield and/or unrated securities, the Portfolio's success in achieving its investment objective may depend more heavily on the portfolio

                                  PIMCO Multi-Discipline Portfolio Prospectus 42
manager's creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities.

INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolio may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, the Portfolio may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

PORTFOLIO TURNOVER

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Discipline, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Discipline's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance. Disciplines that change Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Disciplines' previous and current investment objectives and policies and portfolio management strategies.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Portfolio may be changed by the Board of Trustees without shareholder approval. If there is a change in the Portfolio's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs.

NEW AND SMALLER-SIZED FUNDS

In addition to the risks described under "Summary of Principal Risks" above and in this section, the Portfolio is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Portfolio may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Portfolio's size, have a disproportionate impact on the Portfolio's performance results. The Portfolio would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

PERCENTAGE INVESTMENT LIMITATIONS

Unless otherwise stated, all percentage limitations on a Discipline's investments listed in this Prospectus will apply at the time of investment. These limitations will not be violated unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

OTHER INVESTMENTS AND TECHNIQUES

The Portfolio may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Disciplines to additional risks. In addition, the Large-Cap Growth Equity Discipline may use Grassroots (SM) Research in addition to their traditional research activities. Grassroots (SM) Research is a division of

PIMCO Multi-Discipline Portfolio Prospectus 43

Dresdner RCM Global Investors LLC. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner RCM Global Investors LLC and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolio.

                                  PIMCO Multi-Discipline Portfolio Prospectus 44

FINANCIAL HIGHLIGHTS

The Portfolio has only recently commenced performance and has no financial results to report.

PIMCO Multi-Discipline Portfolio Prospectus 45

               [PRIVACY POLICY TO BE ADDED IN SUBSEQUENT FILING.]

                                  PIMCO Multi-Discipline Portfolio Prospectus 46

PIMCO MULTI-DISCIPLINE PORTFOLIO

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Portfolio. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Portfolio's annual and semi-annual reports will discuss the market conditions and investment strategies that significantly affected the Portfolio's performance during the year.

The SAI includes the PIMCO Funds Shareholders' Guide for Institutional and Administrative Class Shares, a separate booklet which contains more detailed information about Portfolio purchase, redemption and exchange options and procedures and other information about the Portfolio. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Portfolio, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

          PIMCO Advisors Distributors LLC
          2187 Atlantic Street
          Stamford, Connecticut 06902

You may review and copy information about the Trust and the Portfolio, including the SAI and this Prospectus, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Portfolio.

File No.  811-6161

PIMCO Multi-Discipline Portfolio Prospectus 47

PIMCO MULTI-DISCIPLINE PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT ADVISER AND        PIMCO Advisors Portfolio Management LLC, 1345
ADMINISTRATOR                 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS                  PIMCO Equity Advisors LLC, 1345 Avenue of the
                              Americas, 50th Floor, New York, NY 10105

                              Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

                              Dresdner RCM Global Investors LLC, 4 Embarcadero Center, San Francisco, CA 94111

                              Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

                              NFJ Investment Group L.P., 2121 San Jacinto, Suite 1840, Dallas, TX 75201

DISTRIBUTOR                   PIMCO Advisors Distributors LLC, 2187 Atlantic
                              Street, Stamford, CT 06902-6896

CUSTODIAN                     State Street Bank & Trust Co., 801 Pennsylvania,
                              Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT   PFPC, Inc., P.O. Box 9688, Providence, RI 02940
AND TRANSFER AGENT

INDEPENDENT ACCOUNTANTS       PricewaterhouseCoopers LLP, 1055 Broadway, Kansas
                              City, MO 64105

LEGAL COUNSEL                 Ropes & Gray LLP, One International Place, Boston,
                              MA 02110
--------------------------------------------------------------------------------

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

                                                      Not part of the Prospectus

                                  PIMCO Multi-Discipline Portfolio Prospectus 48

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       STATEMENT OF ADDITIONAL INFORMATION

                               [October __, 2003]


        This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Multi-Manager Series (the "Trust"), as supplemented from time to time. Through thirteen Prospectuses, the Trust offers up to seven classes of shares of each of its "Funds" (as defined herein). Class A, Class B and Class C shares of certain domestic stock Funds are offered through the "Class A, B and C Domestic Prospectus," dated November 1, 2002 (the "Class A, B and C Domestic Prospectus"), Class A, Class B and Class C shares of certain international and sector stock Funds are offered through the "Class A, B and C International Prospectus," dated November 1, 2002 (the "Class A, B and C International Prospectus") and Class A, Class B and Class C shares of the Asset Allocation, PEA Innovation and PEA Renaissance Funds are offered through three separate prospectuses, the "Asset Allocation Class A, B and C Prospectus," "PEA Innovation Class A, B and C Prospectus," and "PEA Renaissance Class A, B and C Prospectus" respectively, each dated November 1, 2002 (the "Asset Allocation Class A, B and C Prospectus," "PEA Innovation Class A, B and C Prospectus," and "PEA Renaissance Class A, B and C Prospectus" respectively ). Class A, Class B, Class C and Class R shares of the Multi-Discipline Portfolio are offered through the "Class A, B,C and R Multi-Discipline Portfolio Prospectus" dated [October _, 2003]. Class D shares of certain domestic stock Funds are offered through the "Class D Domestic Prospectus," dated November 1, 2002 (the "Class D Domestic Prospectus") and Class D shares of certain international and sector stock Funds are offered through the "Class D International Prospectus," dated November 1, 2002 (the "Class D International Prospectus"). Class D shares of the Multi-Discipline Portfolio are offered through the "Class D Multi-Discipline Portfolio Prospectus" dated [October _, 2003]. Class R shares of certain domestic and international stock Funds are offered through the "Class R Prospectus," dated December 31, 2002 (the "Class R Prospectus"). Institutional and Administrative Class shares of certain Funds are offered through the "Institutional Prospectus," dated November 1, 2002 (the "Institutional Prospectus"), Institutional and Administrative Class shares of the PIMCO RCM Funds are offered through the "PIMCO RCM Institutional Prospectus," dated November 1, 2002 (the "PIMCO RCM Institutional Prospectus"), Institutional and Administrative Class shares of the PIMCO NACM Funds are offered through the "PIMCO NACM Institutional Prospectus," dated November 1, 2002 (the "PIMCO NACM Institutional Prospectus"), Institutional and Administrative Class shares of the Asset Allocation Fund are offered through the "Asset Allocation Institutional Prospectus," dated November 1, 2002 (the "Asset Allocation Institutional Prospectus") and Institutional and Administrative Class shares of the Multi-Discipline Portfolio are offered through the " Multi-Discipline Portfolio Institutional Prospectus," dated [October __, 2003] (the "Multi-Discipline Portfolio Institutional Prospectus"). Institutional Class and Class A shares of seven other domestic and international stock Funds are offered through the "Institutional Class and Class A Prospectus," dated April 1, 2003 (the "Institutional and Class A Prospectus"). The aforementioned prospectuses are collectively referred to herein as the "Prospectuses." Prospectuses that offer Class A, B or C shares are sometimes referred to as the "Class A, B and C Prospectuses." Prospectuses that offer Class R shares are sometimes referred to as the "Class R Prospectuses" and, together with the Class A, B and C Prospectuses, are sometimes referred to as the "Retail Prospectuses." Prospectuses that offer Class D shares are sometimes referred to as the "Class D Prospectuses" and Prospectuses that offer Institutional and Administrative Class shares are sometimes referred to as the "Institutional Prospectuses."

        Audited financial statements for the Trust, as of June 30, 2002, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust's six June 30, 2002 Annual Reports. Audited financial statements and schedules for the Nicholas-Applegate Pacific Rim Fund, the predecessor of the PIMCO NACM Pacific Rim Fund, for the period ended June 30, 2002, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report which is incorporated herein by reference from the Nicholas-Applegate Institutional Funds' audited financial statements and financial highlights for the period ended June 30, 2002. Because PIMCO Asset Allocation Fund invests a portion of its assets in series of PIMCO Funds:
Pacific Investment Management Series ("PIMS"), the PIMS Prospectus for Institutional Class shares, dated November 26, 2002 and as from time to time amended or supplemented (the "PIMS Prospectus"), and the PIMS Statement of Additional Information, dated November 26, 2002 and as from time to time amended or supplemented, are also incorporated herein by reference. See "Investment Objectives and Policies--Investment Strategies of PIMCO Asset Allocation Fund--Incorporation by Reference" in this Statement of Additional Information. A copy of the applicable Prospectus and the Annual Report corresponding to such Prospectus, and the PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed at the top of the next page.

Institutional Prospectuses, Annual Reports and  Retail and Class D
the PIMS Prospectus and Statement of            Prospectuses, Annual Reports, the Guide and
Additional Information                          Statement of Additional Information
PIMCO Funds                                     PIMCO Advisors Distributors LLC
840 Newport Center Drive                        2187 Atlantic Street
Suite 300                                       Stamford, Connecticut 06902
Newport Beach, California 92660                 Telephone: Class A, B, C and R - 1-800-426-0107
Telephone: 1-800-927-4648                                  Class D - 1-888-87-PIMCO
           1-800-987-4626 (PIMCO                           Retail Portfolio - 1-800-426-0107
           Infolink Audio Response Network)

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
THE TRUST                                                                                                         1

INVESTMENT OBJECTIVES AND POLICIES                                                                                3

   U.S. GOVERNMENT SECURITIES                                                                                     3
   BORROWING                                                                                                      4
   PREFERRED STOCK                                                                                                4
   CORPORATE DEBT SECURITIES                                                                                      4
   HIGH YIELD SECURITIES ("JUNK BONDS")                                                                           5
   LOAN PARTICIPATIONS AND ASSIGNMENTS                                                                            6
   PARTICIPATION ON CREDITORS COMMITTEES                                                                          7
   VARIABLE AND FLOATING RATE SECURITIES                                                                          7
   ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES                                                            7
   MUNICIPAL SECURITIES                                                                                           8
   MORAL OBLIGATION SECURITIES                                                                                    8
   INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS                                                             8
   MUNICIPAL LEASE OBLIGATIONS                                                                                    8
   SHORT-TERM MUNICIPAL OBLIGATIONS                                                                               9
   MORTGAGE-RELATED AND ASSET-BACKED SECURITIES                                                                   9
   CONVERTIBLE SECURITIES                                                                                        13
   EQUITY-LINKED SECURITIES                                                                                      14
   NON-U.S. SECURITIES                                                                                           14
   FOREIGN CURRENCIES                                                                                            16
   BANK OBLIGATIONS                                                                                              18
   COMMERCIAL PAPER                                                                                              18
   MONEY MARKET INSTRUMENTS                                                                                      19
   DERIVATIVE INSTRUMENTS                                                                                        19
   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS                                             27
   WARRANTS TO PURCHASE SECURITIES                                                                               27
   REPURCHASE AGREEMENTS                                                                                         27
   SECURITIES LOANS                                                                                              28
   STOCKS OF SMALL AND MEDIUM CAPITALIZATION COMPANIES                                                           28
   ILLIQUID SECURITIES                                                                                           29
   INFLATION-INDEXED BONDS                                                                                       29
   DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES                                                         30
   EVENT-LINKED BONDS                                                                                            30
   HYBRID INSTRUMENTS                                                                                            31
   SHORT SALES                                                                                                   31
   INVESTMENT STRATEGIES OF PIMCO ASSET ALLOCATION FUND - INCORPORATION BY REFERENCE                             32

INVESTMENT RESTRICTIONS                                                                                          33

   FUNDAMENTAL INVESTMENT RESTRICTIONS                                                                           33
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                                                       42
   RESTRICTIONS RELATING TO RULE 35D-1 UNDER THE 1940 ACT                                                        42

MANAGEMENT OF THE TRUST                                                                                          46

   TRUSTEES AND OFFICERS                                                                                         46
   CERTAIN AFFILIATIONS                                                                                          47
   COMMITTEES OF THE BOARD OF TRUSTEES                                                                           50
   SECURITIES OWNERSHIP                                                                                          51
   TRUSTEES' COMPENSATION                                                                                        52
   CODES OF ETHICS                                                                                               53
   INVESTMENT ADVISER                                                                                            54
   PORTFOLIO MANAGEMENT AGREEMENTS                                                                               58

   FUND ADMINISTRATOR                                                                                            62

DISTRIBUTION OF TRUST SHARES                                                                                     66

   DISTRIBUTOR AND MULTI-CLASS PLAN                                                                              66
   CONTINGENT DEFERRED SALES CHARGE AND INITIAL SALES CHARGE                                                     65
   DISTRIBUTION AND SERVICING PLANS FOR CLASS A, CLASS B, CLASS C AND CLASS R  SHARES                            68
   PAYMENTS PURSUANT TO CLASS A PLANS                                                                            72
   PAYMENTS PURSUANT TO CLASS B PLANS                                                                            74
   PAYMENTS PURSUANT TO CLASS C PLANS                                                                            76
   PAYMENTS PURSUANT TO CLASS R SHARES                                                                           77
   DISTRIBUTION AND ADMINISTRATIVE SERVICES PLANS FOR ADMINISTRATIVE CLASS SHARES                                79
   PAYMENTS PURSUANT TO THE ADMINISTRATIVE PLANS                                                                 82
   PLAN FOR CLASS D SHARES                                                                                       83
   PURCHASES, EXCHANGES AND REDEMPTIONS                                                                          85
   REDEMPTION FEES AND FUND REIMBURSEMENT FEES                                                                   86

PORTFOLIO TRANSACTIONS AND BROKERAGE                                                                             87

   INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS                                                               87
   BROKERAGE AND RESEARCH SERVICES                                                                               87
   REGULAR BROKER DEALERS                                                                                        92
   PORTFOLIO TURNOVER                                                                                            95

NET ASSET VALUE                                                                                                  96

TAXATION                                                                                                         95

   DISTRIBUTIONS                                                                                                 97
   SALES OF SHARES                                                                                               98
   BACKUP WITHHOLDING                                                                                            99
   OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS                                                       99
   PASSIVE FOREIGN INVESTMENT COMPANIES                                                                          99
   FOREIGN CURRENCY TRANSACTIONS                                                                                100
   FOREIGN TAXATION                                                                                             100
   ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES                                                           100
   SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS                                                                 101
   OTHER TAXATION                                                                                               101

OTHER INFORMATION                                                                                               102

   CAPITALIZATION                                                                                               102
   RCM FUNDS' PORTFOLIO MANAGEMENT TEAMS                                                                        100
   ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS                                                          106
   PERFORMANCE INFORMATION                                                                                      110
   CALCULATION OF YIELD                                                                                         111
   CALCULATION OF TOTAL RETURN                                                                                  112
   OTHER PERFORMANCE INFORMATION                                                                                121
   COMPLIANCE EFFORTS RELATED TO THE EURO                                                                       135
   VOTING RIGHTS                                                                                                135
   CERTAIN OWNERSHIP OF TRUST SHARES                                                                            135
   CUSTODIAN                                                                                                    136
   INDEPENDENT ACCOUNTANTS                                                                                      136
   TRANSFER AND SHAREHOLDER SERVICING AGENTS                                                                    136
   LEGAL COUNSEL                                                                                                136
   REGISTRATION STATEMENT                                                                                       136
   FINANCIAL STATEMENTS                                                                                         136

APPENDIX A  DESCRIPTION OF SECURITIES RATINGS                                                                   A-1

APPENDIX B  CERTAIN OWNERSHIP OF TRUST SHARES                                                                   B-1

PIMCO FUNDS SHAREHOLDERS' GUIDE FOR CLASS A, B, C AND R SHARES                                                 SG-1

                                    THE TRUST

        PIMCO Funds: Multi-Manager Series (the "Trust"), is an open-end management investment company ("mutual fund") that currently consists of forty-five separate investment series, although not all of these series currently offer their shares to the public. Except for the RCM Global Technology, RCM Global Healthcare, RCM Biotechnology, RCM International Growth Equity and RCM Europe Funds, each of the Trust's series offered in this Statement of Additional Information is "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The following sixteen series (the "PIMCO Funds") invest directly in common stocks and other securities and instruments: the PEA Value Fund, the NFJ Equity Income Fund, the PEA Renaissance Fund, the PPA Tax-Efficient Equity Fund, the PEA Growth Fund, the CCM Mega-Cap Fund, the CCM Capital Appreciation Fund, the CCM Mid-Cap Fund, the PEA Growth & Income Fund, the PEA Target Fund, the NFJ Small-Cap Value Fund, the PEA Opportunity Fund, the CCM Emerging Companies Fund (formerly, the "Micro-Cap Fund"), the PEA Innovation Fund, the PPA Tax-Efficient Structured Emerging Markets Fund and the NFJ Basic Value Fund. The following funds also invest directly in equity securities and other securities and instruments: the RCM Large-Cap Growth Fund, the RCM Tax-Managed Growth Fund, the RCM Mid-Cap Fund, the RCM Small-Cap Fund, the RCM Biotechnology Fund, the RCM Global Small-Cap Fund, the RCM Global Technology Fund, the RCM Global Healthcare Fund, the RCM International Growth Equity Fund, the RCM Emerging Markets Fund and the RCM Europe Fund (together, the "PIMCO RCM Funds") and the NACM Flex-Cap Value Fund, the NACM Core Equity Fund, the NACM Global Fund, the NACM Growth Fund, the NACM International Fund, the NACM Pacific Rim Fund and the NACM Value Fund (together, the "PIMCO NACM Funds"). The Multi-Discipline Portfolio invests in equity securities, fixed income securities and other securities and investments. The Asset Allocation Fund (formerly, "PIMCO Funds Asset Allocation Series - 60/40 Portfolio"), is a so-called "fund-of-funds" which invests all of its assets in certain of the Funds and other series in the PIMCO Funds family. The Multi-Discipline Portfolio invests all of its assets in certain of the Funds and other series in the PIMCO Funds family. The PIMCO Funds, the PIMCO RCM Funds, the PIMCO NACM Funds, the Multi-Discipline Portfolio and the Asset Allocation Fund are sometimes referred to collectively as the "Funds". Nine other series of the Trust, the Large-Cap Value Fund, the International Value Fund, the Balanced Value Fund, the Core Equity Fund, the Small-Cap Value Fund, the Disciplined Value Fund, the Mid-Cap Value Fund, the NFJ Large-Cap Value Fund (formerly the "Cadence Capital Appreciation Fund") and the NFJ International Value Fund (formerly the "Cadence Mid-Cap Fund"), do not offer their shares to the public as of the date of this Statement of Additional Information. The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and Statements of Additional Information.

        The PIMCO Balanced, Precious Metals, Small-Cap, Enhanced Equity, International, Former Equity Income, Select World, Europe Growth, New Asia, Telecom Innovation, Electronics Innovation, Internet Innovation, Small-Cap Technology, Healthcare Innovation, Select International, Structured Emerging Markets, Value 25, Global Innovation, Select Growth, RCM Global Equity Funds and PIMCO Funds Asset Allocation Series - 90/10 Portfolio and 30/70 Portfolio, which are referred to elsewhere in this Statement of Additional Information, were formerly series of the Trust. The Balanced Fund reorganized with and into the Strategic Balanced Fund of PIMS in a transaction that took place on September 17, 1999. The Balanced Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The Precious Metals Fund was liquidated on March 3, 2000 and is no longer a series of the Trust. The Small-Cap Fund was liquidated on July 28, 2000 and is no longer a series of the Trust. The PIMCO Value 25 Fund is also referred to in this Statement of Additional Information. The Value 25 Fund transferred substantially all of its assets to the PEA Value Fund in a transaction that took place on March 3, 2000. As part of the transaction, the Value 25 Fund exchanged substantially all of its assets for shares of the PEA Value Fund, which were then distributed to shareholders of the Value 25 Fund in complete redemption of their interests in and liquidation of the Value 25 Fund. The Value 25 Fund was not dissolved in the transaction; instead, on or about April 3, 2000, the series constituting the Value 25 Fund was renamed the NFJ Value 25 Fund. This Fund, which was subsequently renamed the PIMCO Value 25 Fund but for purposes of this Statement of Additional Information will continue to be referred to as the NFJ Value 25 Fund, has now dissolved and is no longer a series of the Trust. The Enhanced Equity Fund liquidated on May 31, 2001 and is no longer a series of the Trust. PIMCO International Fund reorganized with and into the Select International Fund in a transaction that took place on May 4, 2001. The International Fund liquidated in connection with the transaction and is no longer a series of the Trust. The Former Equity Income Fund reorganized with and into the PEA Growth & Income Fund in a transaction that took place on June 22, 2001. The Former Equity Income Fund (which at the time was named "PIMCO Equity Income Fund") liquidated in connection with the transaction and is no longer a series of the Trust. References in this Statement of Additional Information to the "Former Equity Income Fund" refer to the former series of the Trust that reorganized on June 22, 2001; references to the NFJ Equity Income Fund refer to the current series of the Trust. The Select World, Europe Growth, New Asia, Emerging Markets, Telecom Innovation, Electronics Innovation, Internet Innovation and Small-Cap Technology Funds liquidated on or about June

22, 2001, and are no longer series of the Trust. The 90/10 Portfolio and 30/70 Portfolio reorganized with and into the Asset Allocation Fund in a transaction that took place on October 26, 2001. The 90/10 Portfolio and 30/70 Portfolio liquidated in connection with the transaction and are no longer series of the Trust. The Healthcare Innovation Fund and the Select International Fund reorganized with and into the PEA Innovation Fund and the RCM International Growth Equity Fund, respectively, in a transaction that took place on March 15, 2002. The Healthcare Innovation and Select International Funds were liquidated in connection with the transaction and are no longer series of the Trust. The Structured Emerging Markets Fund merged with and into the PPA Tax-Efficient Structured Emerging Markets Fund in a transaction that took place on June 26, 2002. The Structured Emerging Markets Fund liquidated in connection with the transaction and is no longer a series of the Trust. The Global Innovation Fund and the Select Growth Fund reorganized with and into the PEA Innovation Fund and the PEA Growth Fund, respectively, in a transaction that took place on October 12, 2002. The Global Innovation and Select Growth Funds were liquidated in connection with the transaction and are no longer series of the Trust. The RCM Balanced Fund dissolved on June 30, 2002 and is no longer a series of the Trust. The RCM Global Equity Fund dissolved in February, 2003 and is no longer a series of the Trust.

        The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to its current name. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFAMCO Fund. The PIMCO RCM Funds were reorganized into the Trust on February 1, 2002 when shares of their predecessor funds, each a series of Dresdner RCM Global Funds, Inc., were exchanged for shares of the PIMCO RCM Funds. The NACM Pacific Rim Fund was reorganized into the Trust on July 20, 2002, when shares of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, a series of Nicholas-Applegate Institutional Funds, were exchanged for shares of the NACM Pacific Rim Fund.

        As of October 1, 2002, the adviser to each of the Funds (except for the Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds) is PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") (formerly, PIMCO Funds Advisors LLC). Prior to October 1, 2002, the PIMCO Advisors division of Allianz Dresdner Asset Management of America L.P. ("ADAM of America") was the adviser to each of the Funds. PIMCO Advisors Fund Management LLC is a wholly owned indirect subsidiary of ADAM of America. This change did not result in any change in the advisory or administrative services provided to or fees and expenses paid by the Funds.

        Each of the PIMCO Funds has recently changed its name by adding the initials of its subadviser to the beginning of its name. For example, the PEA Growth Fund, which is subadvised by PIMCO Equity Advisors, used to be named the Growth Fund only.

                       INVESTMENT OBJECTIVES AND POLICIES


        In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, each Fund may engage in each of the practices described below. This is particularly true for the Multi-Discipline Portfolio. Because its assets are divided into five separate investment "Disciplines," each managed by a different sub-adviser, the Multi-Discipline Portfolio is subject to all of the risks and may engage in all of the strategies discussed below.


        The Asset Allocation Fund invests all of their assets in certain Funds and series of PIMS. PIMS is sometimes referred to in the Prospectuses as PIMCO
Funds: Pacific Investment Management Series. These Funds and other series in which the Asset Allocation Fund invests are referred to in this Statement as "Underlying PIMCO Funds." By investing in Underlying PIMCO Funds, the Asset Allocation Fund may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how its assets are allocated among the Underlying PIMCO Funds. The Asset Allocation Fund may also have an indirect investment interest in other securities and instruments utilized by the Underlying PIMCO Funds which are series of PIMS. These securities and instruments are described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and in the PIMS Statement of Additional Information. The PIMS Prospectus and Statement of Additional Information are incorporated in this document by reference. See "Investment Strategies of PIMCO Asset Allocation Fund--Incorporation by Reference" below.

        The Funds' sub-advisers, and in certain cases, portfolio managers, which are responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as "Sub-Advisers."

U.S. GOVERNMENT SECURITIES

        U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

BORROWING

        Subject to the limitations described under "Investment Restrictions" below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund's assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. For each of the PIMCO NACM Funds, all borrowings by each Fund cannot exceed one-third of that Fund's total assets. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

        From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees.

        In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will segregate assets determined to be liquid by the Adviser or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Funds' limitations on borrowings as specified under "Investment Restrictions" below.

PREFERRED STOCK

        All Funds may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

CORPORATE DEBT SECURITIES

        All Funds may invest in corporate debt securities and/or hold their assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

        A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

        Among the corporate debt securities in which the Funds may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

        A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

        Under normal market conditions, each PIMCO RCM Fund except the RCM Emerging Markets Fund, RCM Mid-Cap Fund and RCM Small-Cap Fund may invest up to 20%, of its total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund and RCM Small Cap Fund may invest up to 20% of their total assets in U.S. Government debt obligations. Dresdner does not currently intend to purchase U.S. or foreign debt securities on behalf of the RCM International Growth Equity Fund except on an occasional basis when Dresdner believes that unusually attractive investments are available. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currency of emerging market countries that Dresdner believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the RCM Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by S&P, Moody's or another recognized international rating organization.

HIGH YIELD SECURITIES ("JUNK BONDS")

        Certain of the Funds may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Fund, or, if unrated, are of comparable quality in the opinion of the Fund's Sub-Adviser. A description of the ratings categories used is set forth in the Appendix to this Statement of Additional Information.

        A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P")) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody's and S & P's securities ratings are included in Appendix A.

        Certain Funds, particularly the PEA Growth & Income Fund and the RCM Emerging Markets Fund, may invest a portion of their assets in fixed income securities (including convertible securities) rated lower than Baa by Moody's or lower than BBB by S&P (including securities rated lower than B by Moody's or S&P) or, if not rated, determined by the Sub-Adviser to be of comparable quality. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in these Funds. Although each of the Funds that invests in high yield securities reserves the right to do so at any time, as of the date of this Statement of Additional Information, none of these Funds invest or has the present intention to invest more than 5% of its assets in high yield securities, except that the PEA Growth & Income Fund may invest up to 10% of its assets in these securities and the RCM Emerging Markets Fund is not currently bound by any investment limitation with respect to high yield securities. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt/fixed income securities. Each Fund of the Trust that may purchase high yield securities may continue to hold such securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities that are eligible for purchase by certain of the Funds are described as "speculative" by both Moody's and S&P.

        Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Fund's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

        High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as "zero-coupon" or "pay-in-kind" securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

        Prices of high yield/high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to economic downturns or individual corporate developments. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as zero-coupon or pay-in-kind securities may be affected to a greater extent by interest rate changes. See Appendix A to this Statement of Additional Information for further information regarding high yield/high risk securities. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

        Debt securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt/fixed income securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the debt/fixed income securities in a Fund's portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

LOAN PARTICIPATIONS AND ASSIGNMENTS

        Certain of the Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, a Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

        Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, a Fund's rights against the borrower may be more limited than those held by the original lender.

PARTICIPATION ON CREDITORS COMMITTEES

        A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when the Adviser and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

VARIABLE AND FLOATING RATE SECURITIES

        Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

        Certain of the Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, but generally do not allow the Fund to participate fully in appreciation resulting from any general decline in interest rates.

        Certain Funds may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality. See "Mortgage-Related and Asset-Backed Securities" below.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

        The Funds, and particularly the PEA Growth & Income Fund, may invest in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or securities with a face value equal to the amount of the coupon payment that would have been made.

        Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), each Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon bonds or step coupon bonds. Because the Funds will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Funds may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In addition, such sales might be necessary even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

        Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

MUNICIPAL SECURITIES

        Some of the Funds may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary. Such securities must be rated at least A by Standard & Poor's or Moody's.

        Some of the Funds may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

        Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

MORAL OBLIGATION SECURITIES

        Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

        The RCM Global Equity Fund may invest in tax exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

MUNICIPAL LEASE OBLIGATIONS

        Some of the Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

SHORT-TERM MUNICIPAL OBLIGATIONS

        Some of the Funds may invest in short-term municipal obligations. These securities include the following:

        Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

        Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

        Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

        Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects receive permanent financing through FNMA or GNMA.

        Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

        All Funds (except the PIMCO RCM Funds) that may purchase debt securities for investment purposes may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See "Collateralized Mortgage Obligations" below.

        Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

        The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

        Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

        Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

        FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

        Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

        Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

        Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

        CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

        In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

        CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

        FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

        If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

        Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

        Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

        Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

        CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

        CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

        Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

        Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

        Other Asset-Backed Securities. Similarly, the Adviser and Sub-Advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

        Consistent with a Fund's investment objectives and policies, the Adviser and Sub-Adviser also may invest in other types of asset-backed securities.

CONVERTIBLE SECURITIES

        Many of the Funds may invest in convertible securities. A Fund's Sub-Adviser will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

        Certain Funds may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

        The PIMCO RCM and PIMCO NACM Funds only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard & Poor's. The PIMCO RCM Funds will not invest more than 15% of their individual net assets in such synthetic securities.

EQUITY-LINKED SECURITIES

        The PPA Tax-Efficient Structured Emerging Markets Fund may invest up to 15% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. The other Funds may also invest in equity-linked securities. To the extent that the Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Non-U.S. Securities" in this Statement of Additional Information. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See "Derivative Instruments" below. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

NON-U.S. SECURITIES

        The PPA Tax-Efficient Structured Emerging Markets and the PIMCO RCM Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities, including preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The PPA Tax-Efficient Structured Emerging Markets Fund may also invest in common stocks issued by foreign companies. The PEA Growth & Income, PEA Growth, PEA Target, PEA Opportunity, Large-Cap Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds each may invest up to 15% of their respective assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The PEA Value and PEA Renaissance Funds may invest up to 25% of their respective assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The PEA Innovation Fund may invest up to 40% of its assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The International Value Fund invests mainly in common stocks of non-U.S. issuers and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The PPA Tax-Efficient Equity Fund may invest in common stock of foreign issuers if included in the index from which the Funds' stocks are selected. The NACM Pacific Rim and NACM Global Funds may invest in foreign securities that are restricted against transfer within the United States or to Unites States persons.

        Each of the Funds may invest in ADRs. The PEA Value, PEA Renaissance, PEA Growth, PEA Target, PEA Growth & Income, PEA Opportunity, PEA Innovation, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds and the PIMCO RCM and PIMCO NACM Funds may invest in European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

        Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

        The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

        A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

        Special Risks of Investing in Russian and Other Eastern European Securities. The PPA Tax-Efficient Structured Emerging Markets, RCM Europe and International Value Funds may each invest a significant portion of their assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investments in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

        In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

        Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

        A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the securities, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

        Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Sub-Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

FOREIGN CURRENCIES

        The PIMCO NACM Funds and the PEA Value, PEA Renaissance, PEA Growth & Income, PEA Growth, PEA Target, PEA Opportunity, PEA Innovation, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds invest directly in foreign currencies and may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the PIMCO NACM Funds and the PPA Tax-Efficient Structured Emerging Markets Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. The PIMCO RCM Funds (other than the RCM Mid-Cap Fund and RCM Small-Cap
Fund) and the NACM Pacific Rim, NACM International and NACM Global Funds may employ currency management techniques to enhance their total returns, although there is no current intention to do so. A PIMCO RCM Fund may not employ more than 30% of the value of its total assets in currency management techniques for the purpose of enhancing returns. To the extent that such techniques are used to enhance returns, they are considered speculative. In addition, the PIMCO RCM Funds (other than the RCM Mid-Cap Fund and RCM Small-Cap Fund) and the PIMCO NACM Funds may enter into forward foreign currency exchange contracts, may buy and sell foreign currency futures contracts, foreign currencies and options on foreign currencies and foreign currency futures and enter into currency swaps transactions.

        A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

        The PIMCO NACM Funds and the PPA Tax-Efficient Structured Emerging Markets Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the PIMCO NACM Funds and the PPA Tax-Efficient Structured Emerging Markets Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Sub-Adviser. The PIMCO NACM Funds (except for the NACM Global, NACM International and NACM Pacific Rim Funds) may enter into forward foreign currency exchange contracts for purposes of hedging only. The PIMCO RCM Funds and the NACM Global, NACM International and NACM Pacific Rim Funds may enter into forward foreign currency exchange contracts for purposes of hedging or to seek to increase total return when the Sub-Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. The PIMCO RCM and PIMCO NACM Funds may additionally enter into forward contracts to protect against anticipated changes in future foreign currency exchange rates. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

        Special Risks Associated with the Introduction of the Euro. The gradual introduction of a single currency, the euro, beginning on January 1, 1999 for participating European nations in the European Economic and Monetary Union presents unique uncertainties for European securities in the markets in which they trade and with respect to the operation of the Funds that invest in securities denominated in European currencies and other European securities. The introduction of the euro is resulting in the redenomination of European debt and equity securities over a period of time. Uncertainties raised by the introduction of the euro include whether the payment and operational systems of banks and other financial institutions will function correctly, whether clearing and settlement payment systems developed for the new currency will be suitable, the valuation and legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro, and possible adverse accounting or tax consequences that may arise from the transition to the euro. These or other factors could cause market disruptions and could adversely affect the value of securities and foreign currencies held by the Funds.

        Other Investment Companies. The laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances, each PIMCO RCM Fund may invest up to 10% (except for the RCM Mid-Cap Fund and RCM Small-Cap Fund) of the value of its total assets in other investment companies but, no more than 5% of its total assets in any one investment company. Each other Fund (except the PIMCO NACM Funds) may invest up to 5% of its assets in other investment companies. None of the PIMCO NACM Funds may invest in securities of other investment companies, except (a) that a PIMCO NACM Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as such Fund; (b) in compliance with the Investment Company Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving such Fund. No Fund may acquire more than 3% of the outstanding voting securities of any other investment company. If a Fund invests in other investment companies, it will bear its proportionate share of the other investment companies' management or administrative fees and other expenses. At the same time, the Fund would continue to pay its own management fees and other expenses.

BANK OBLIGATIONS

        The Funds may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which
(1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

        Each Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

        The PEA Value, PEA Renaissance, PEA Growth, PEA Target, PEA Growth & Income, PEA Opportunity, PEA Innovation, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds limit their investments in foreign bank obligations to obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world in terms of total assets; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the relevant Sub-Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. Subject to each Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth above.

        Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "Foreign Securities" above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

COMMERCIAL PAPER

        All Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of U.S. dollar-denominated obligations of domestic issuers, or, additionally for the PEA Value, PEA Renaissance, PEA Growth, PEA Target, PEA Growth & Income, PEA Opportunity, PEA Innovation, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value,

Disciplined Value and Mid-Cap Value Funds, foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, are
(i) rated "P-1" or "P-2" by Moody's or "A-1" or "A-2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

MONEY MARKET INSTRUMENTS

        Each of the Funds may invest at least a portion of its assets in the following kinds of money market instruments: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. A Fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankee dollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations"); (3) commercial paper rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; (4) corporate obligations with a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two NRSROs, or, if rated by only one NRSRO, in such agency's highest grade, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; and (5) repurchase agreements with domestic commercial banks or registered broker-dealers.

DERIVATIVE INSTRUMENTS

        The following describes certain derivative instruments and products in which certain Funds may invest and risks associated therewith.

        The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

        Options on Securities and Indexes. As described under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in the Prospectuses, certain Funds may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

        An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

        A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

        If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

        The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

        OTC Options. The PEA Value, PEA Renaissance, PEA Growth, PEA Growth & Income, PEA Target, PEA Opportunity, PEA Innovation, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which certain Funds may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The PIMCO RCM Funds (other than the RCM Mid-Cap and RCM Small-Cap Funds) may similarly invest in dealer options.

        Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

        There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

        For each of the PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity, PEA Innovation, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds, in the case of a written call option on a securities index, the Fund will own corresponding securities whose historic volatility correlates with that of the index.

        Foreign Currency Options. The PIMCO NACM Funds, PEA Growth, PEA Innovation, PEA Growth & Income, PEA Opportunity, PEA Renaissance, PEA Target, PPA Tax-Efficient Structured Emerging Markets, PEA Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund's securities may be denominated. The PIMCO RCM Funds (other than the RCM Mid-Cap and RCM Small-Cap Funds) and the NACM Global, NACM International and NACM Pacific Rim Funds may additionally use currency options to cross-hedge or to increase total return when the Sub-Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in such Fund's portfolio. In addition, each of the Funds that may buy or sell foreign currencies may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

        Futures Contracts and Options on Futures Contracts. Certain Funds may use interest rate, foreign currency or index futures contracts. The PEA Growth, PEA Innovation, PEA Growth & Income, PEA Opportunity, PEA Renaissance, PEA Target, PPA Tax-Efficient Structured Emerging Markets, PEA Value, NACM Global, NACM Pacific Rim, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The PEA Growth, PEA Innovation, PEA Growth & Income, PEA Opportunity, PEA Renaissance, PEA Target, PPA Tax-Efficient Structured Emerging Markets, PEA Value, NACM Global, NACM Pacific Rim, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC"). The PPA Tax-Efficient Structured Emerging Markets Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust the Fund's exposure to a particular market. The Fund may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also avoid potential market and liquidity problems which may result from increases in positions already held by the Fund. The PIMCO RCM Funds (except for the RCM Mid-Cap and RCM Small-Cap Funds) and the PIMCO NACM Funds may enter into futures contracts for the purchase or sale of fixed income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed income securities and may also purchase call options and put options on securities or index futures contracts and each such Fund may also purchase and sell futures options on currencies. The PIMCO NACM Funds and the RCM Mid-Cap and RCM Small-Cap Funds may purchase and sell stock index futures contracts and options on such futures contracts as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities and not for speculation.

        An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index ("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

        A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

        The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

        A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

        Certain Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

        A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

        When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

        A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

        Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

        Limitations on Use of Futures and Futures Options. The Funds may only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds may enter into positions in futures contracts and related options for "bona fide hedging" purposes (as such term is defined in applicable regulations of the CFTC), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, certain Funds may utilize futures contracts for investment purposes. For instance, the PPA Tax-Efficient Structured Emerging Markets, NACM Global and NACM Pacific Rim Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. In addition, the PIMCO RCM Funds and the PIMCO NACM Funds may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% or 25%, respectively, of the value of such Fund's net assets would be hedged. The RCM Mid-Cap and RCM Small-Cap Funds will not engage in transactions in stock index futures options for speculation, but only as a hedge against changes in the value of securities held in either Fund's portfolio, or securities which the Sub-Adviser intends to purchase for the portfolio resulting from actual or anticipated changes in general market conditions. Such transactions will only be effected when, in the view of the Sub-Adviser, they are economically appropriate for the reduction of risks inherent in the ongoing management of either Fund's investment portfolio.

        When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

        When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

        When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

        When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

        Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

        Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

        There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

        Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

        Swap Agreements. The PPA Tax-Efficient Equity, RCM Europe and PPA Tax-Efficient Structured Emerging Markets Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

        Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets and the RCM Europe Fund may enter into swaps only to the extent that the notional amount of all current swaps does not exceed 30% of its net assets.

        The PIMCO NACM Funds, for hedging purposes, may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The PIMCO NACM Funds will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate or currency swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The PIMCO NACM Funds will not enter into any interest rate or currency swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least "high quality" by at least one Nationally Recognized Rating Organization at the time of entering into such transaction. The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis.

        Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

        Roll Transactions. In addition, the PIMCO NACM Funds may participate in 'roll' transactions which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitments, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. The Fund will not enter into roll transactions if, as a result, more than 50% of the Fund's net assets would be segregated to cover such contracts.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

        A Fund (except for the RCM Mid-Cap and RCM Small-Cap Funds) may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a delayed delivery basis. The PIMCO NACM Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.

        Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or
(ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Certain Funds may enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

WARRANTS TO PURCHASE SECURITIES

        Certain Funds may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. As a matter of operating policy, no PIMCO RCM Fund will invest more than 5% (10% for the RCM Mid-Cap Fund and RCM Small-Cap Fund) of its net assets in warrants.

REPURCHASE AGREEMENTS

        For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. The PIMCO RCM Funds will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the PIMCO RCM

Fund's holdings of such repurchase agreements exceeds 10% (15%, in the case of the RCM Tax-Managed Growth Fund) of the value of the Fund's total assets. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counterparties.

SECURITIES LOANS

        Subject to certain conditions described in the Prospectuses and below, each of the PEA Value, NFJ Equity Income, NFJ Basic Value, PPA Tax-Efficient Equity, CCM Mega-Cap, CCM Capital Appreciation, CCM Mid-Cap, NFJ Small-Cap Value, PEA Growth & Income, PEA Target, CCM Emerging Companies, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 33 1/3% of its total assets; each of the PIMCO NACM Funds may make such loans amounting to no more than 30% of its total assets; and each of the PEA Renaissance, PEA Growth, PEA Opportunity and PEA Innovation Funds may make such loans amounting to no more than 25% of its total assets. The PIMCO RCM Funds may also make such loans to the extent permitted by the 1940 Act. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Advisers to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. Each Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

STOCKS OF SMALL AND MEDIUM CAPITALIZATION COMPANIES

        Certain of the Funds may invest in common stock of companies with market capitalizations that are small compared to those of other publicly traded companies. Generally, small market capitalization is considered to be less than $1.5 billion and large market capitalization is considered to be more than $5 billion. Funds may also use a different metric for determining relative market capitalization. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

        Many of the Funds may also invest in stocks of companies with medium market capitalizations. Whether a U.S. issuer's market capitalization is medium is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalization of companies included in the S&P Mid Cap 400 Index may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

ILLIQUID SECURITIES

        Each Fund may invest in securities that are illiquid so long as no more than 15% (5% for the RCM Mid-Cap and RCM Small-Cap Funds) of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

        The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's or a Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

INFLATION-INDEXED BONDS

        Certain Funds may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

        Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

        If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

        The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

        While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

        The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

        Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

        The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

        The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments" above. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitles a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

EVENT-LINKED BONDS

        Certain of the Funds may invest in "event-linked bonds." Event-linked bonds, which are sometimes referred to as "catastrophe bonds," are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

        Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities" in the Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

HYBRID INSTRUMENTS

        Certain of the Funds may invest in "hybrid" or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

        Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund. Accordingly, no Fund will invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

        Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

SHORT SALES

        The Funds may engage in short sales transactions to the extent consistent with their investment restrictions set forth under "Investment Restrictions" below. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

        The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

        Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

        If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

        In the view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account, or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

        To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by each Fund that may sell securities short will be "against the box", or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

INVESTMENT STRATEGIES OF PIMCO ASSET ALLOCATION FUND - INCORPORATION BY
REFERENCE

        The Asset Allocation Fund invests all of its assets in Underlying PIMCO Funds, which include certain Funds of the Trust and series of PIMS as specified in the Prospectuses. By investing in Underlying PIMCO Funds, the Asset Allocation Fund may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds described above. It may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds which are series of PIMS. The PIMS series and their attendant risks as described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and PIMS Statement of Additional Information, which are included in the PIMS registration statement (File Nos. 033-12113 and 811-5028) on file with the Securities and Exchange Commission and are incorporated into this document by reference. The PIMS documents may be obtained free of charge by calling PIMCO Advisors Distributors LLC at 1-800-426-0107.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

        The investment restrictions set forth below are fundamental policies of the PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity, PEA Innovation, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions:

        (1) each of the above-mentioned Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the PEA Innovation Fund only, this fundamental restriction is as follows: the PEA Innovation Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

        (2) none of the above-mentioned Funds may pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

        (3) none of the above-mentioned Funds may underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

        (4) none of the above-mentioned Funds may purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

        (5) none of the above-mentioned Funds may acquire more than 10% of the voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;

        (6) none of the above-mentioned Funds may concentrate more than 25% of the value of its total assets in any one industry, except that the PEA Innovation Fund will concentrate more than 25% of its assets in companies which use innovative technologies to gain a strategic, competitive advantage in their industry as well as companies that provide and service those technologies;

        (7) none of the above-mentioned Funds may purchase or sell commodities or commodity contracts except that the Funds may purchase and sell financial futures contracts and related options;

        (8) none of the above-mentioned Funds may make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the PEA Target, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds); and

        (9) none of the above-mentioned Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

        Notwithstanding the provisions of fundamental investment restrictions
(1) and (9) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

        The investment objective of each of the above-referenced Funds and the CCM Mega-Cap, PPA Tax-Efficient Equity, PPA Tax-Efficient Structured Emerging Markets, PEA Growth & Income, NFJ Equity Income and NFJ Basic Value Funds is non-fundamental and may be changed with respect to each such Fund by the Trustees without shareholder approval.

        Except as otherwise set forth below, the investment restrictions set forth below are fundamental policies of each of the PEA Value, PPA Tax-Efficient Equity, CCM Mega-Cap, CCM Capital Appreciation, CCM Mid-Cap, NFJ Small-Cap Value, PEA Growth & Income, CCM Emerging Companies, PPA Tax-Efficient Structured Emerging Markets, NFJ Equity Income and NFJ Basic Value Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. The investment objective of each of these Funds (with the exception of the CCM Mega-Cap, PPA Tax-Efficient Equity, PPA Tax-Efficient Structured Emerging Markets, PEA Growth & Income, NFJ Equity Income and NFJ Basic Value Funds) is also fundamental and may not be changed without such shareholder approval. Under the following restrictions:

        (1) none of the above-mentioned Funds may invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

        (2) none of the above-mentioned Funds may with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

        (3) none of the above-mentioned Funds may with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

        (4) none of the above-mentioned Funds may purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

        (5) none of the above-mentioned Funds may purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

        (6) none of the above-mentioned Funds may purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

        (7) each of the above-mentioned Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the CCM Mid-Cap Fund only, this fundamental investment restriction is as follows: the CCM Mid-Cap Fund may not borrow money, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Fund's assets);

        (8) none of the above-mentioned Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

        (9) none of the above-mentioned Funds may lend any funds or other assets, except that such Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; and

        (10) none of the above-mentioned Funds may act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

        Notwithstanding the provisions of fundamental investment restrictions
(7) and (8) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

        The investment restrictions set forth below are fundamental policies of the Asset Allocation Fund and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions:

        (1) the Asset Allocation Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

        (2) the Asset Allocation Fund may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, as amended;

        (3) the Asset Allocation Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

        (4) the Asset Allocation Fund may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

        (5) the Asset Allocation Fund may not borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and
(ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

        (6) the Asset Allocation Fund may not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

        (7) the Asset Allocation Fund may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies:
(a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust; and

        (8) the Asset Allocation Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

        Notwithstanding the provisions of fundamental investment restrictions
(5) and (6) above, the Asset Allocation Fund may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of the Fund, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (5).

        Notwithstanding any other fundamental investment restriction or policy, the Asset Allocation Fund may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Fund.

        The investment objective of the Asset Allocation Fund is non-fundamental and may be changed by the Trustees without shareholder approval.

        The investment restrictions set forth below are fundamental policies of the Multi-Discipline Portfolio and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions:

        (1) the Multi-Discipline Portfolio may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

        (2) the Multi-Discipline Portfolio may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, as amended;

        (3) the Multi-Discipline Portfolio may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

        (4) the Multi-Discipline Portfolio may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

        (5) the Multi-Discipline Portfolio may not borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and
(ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

        (6) the Multi-Discipline Portfolio may not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

        (7) the Multi-Discipline Portfolio may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust; and

        (8) the Multi-Discipline Portfolio may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

        Notwithstanding the provisions of fundamental investment restrictions
(5) and (6) above, the Multi-Discipline Portfolio may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of the Fund, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (5).

        Notwithstanding any other fundamental investment restriction or policy, the Multi-Discipline Portfolio may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Fund.

        The investment objective of the Multi-Discipline Portfolio is non-fundamental and may be changed by the Trustees without shareholder approval.

        Each of the PIMCO RCM Funds has adopted certain investment restrictions that are fundamental policies and that may not be changed without shareholder approval by the vote of a majority of the Fund's outstanding voting securities.

        In the case of the PIMCO RCM Funds (other than the RCM Mid-Cap Fund and the RCM Small-Cap Fund), these restrictions provide that a Fund may not:

        (1) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that (i) the RCM Global Technology Fund will concentrate more than 25% of its assets in the technology industry, (ii) the RCM Global Healthcare Fund will concentrate more than 25% of its assets in the healthcare industry, and (iii) the RCM Biotechnology Fund will concentrate more than 25% of its assets in the biotechnology industry.

        (2) Acquire more than 10% of the outstanding voting securities of any one issuer.

        (3) Invest in companies for the purpose of exercising control or management.

        (4) Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. A Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit a Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options.

        (5) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

        (6) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. A Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% (15% in the case of the RCM Tax-Managed Growth Fund) of the value of the Fund's total assets.

        (7) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities.

        (8) Invest more than 15% (10% for the RCM International Growth Equity
Fund) of the value of its net assets in securities that are illiquid;

        (9) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

        (10) Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940
Act) of the Trust, other than unaffiliated broker-dealers.

        (11) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC.

        (12) Issue senior securities, except that the Fund may borrow money as permitted by fundamental investment restriction (4) above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions.

        (13) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

        In addition, the RCM Global Technology Fund, the RCM Global Healthcare Fund and the RCM Biotechnology Fund each will measure the percentage of its assets in a particular industry by reference to a customized set of industry and sector groups for classifying securities (the "DRCM Codes"). The DRCM Codes are based on an expanded Morgan Stanley Capital International ("MSCI") and Standard & Poor's ("S&P") industry classification model, modified to be more representative of global investing and more applicable to growth industries and their subindustries.

        In the case of the RCM Mid-Cap Fund, these restrictions provide that the Fund may not:

        (1) Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

        (2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

        (3) Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

        (4) Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

        (5) Invest in companies for the purpose of exercising control or management;

        (6) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

        (7) Borrow amounts in excess of 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. The Fund will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

        (8) Issue senior securities as defined in the 1940 Act, except that the Fund may borrow money as permitted, by fundamental investment restriction (7) above. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities.

        (9) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

        (10) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the value of the Fund's total assets;

        (11) Make short sales of securities;

        (12) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities, or invest more than 5% of the value of its net assets in securities that are illiquid;

        (13) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

        (14) Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

        (15) Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than otherwise unaffiliated broker-dealers;

        (16) Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

        (17) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contract except for stock index futures and related options.

        In the case of the RCM Small-Cap Fund, these restrictions provide that the Fund may not:

        (1) Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

        (2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

        (3) Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

        (4) Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

        (5) Invest in companies for the purpose of exercising control or management;

        (6) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

        (7) Issue senior securities, except that the Fund may borrow amounts, up to 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities. The Fund may engage in activities listed in fundamental investment restriction (9), but will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

        (8) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

        (9) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities; and (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations. Notwithstanding the foregoing, the Fund may: (i) enter into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) loan portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements and other illiquid securities exceeds 5% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the Fund's net assets;

        (10) Make short sales of securities;

        (11) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities, or invest more than 5% of the value of its net assets in securities that are illiquid;

        (12) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the 1933 Act. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction;

        (13) Participate on a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

        (14) Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than otherwise unaffiliated broker-dealers;

        (15) Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

        (16) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contracts except for stock index futures and related options.

        The investment restrictions set forth below are fundamental policies of each of the PIMCO NACM Funds and may not be changed with respect to a PIMCO NACM Fund without shareholder approval by the vote of a majority of that Fund's outstanding voting securities. Under these restrictions:

        (1) none of the PIMCO NACM Funds may purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

        (2) none of the PIMCO NACM Funds may concentrate more than 25% of the value of its total assets in any one industry;

        (3) none of the PIMCO NACM Funds may purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

        (4) none of the PIMCO NACM Funds may make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 30% of its total assets;

        (5) each of the PIMCO NACM Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

        (6) none of the PIMCO NACM Funds may pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (5) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

        (7) none of the PIMCO NACM Funds may underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

        (8) none of the PIMCO NACM Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security; and

        (9) none of the PIMCO NACM Funds may enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

        Notwithstanding the provisions of fundamental investment restrictions
(5) and (8) above, each of the PIMCO NACM Funds may borrow money for temporary defensive administrative purposes. To the extent that borrowings for temporary defensive administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

        The investment objective of each of the PIMCO NACM Funds is non-fundamental and may be changed by the Trustees without shareholder approval.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund (except the Asset Allocation Fund, the Multi-Discipline Portfolio and the PIMCO RCM Funds) is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

        (1) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, (d) OTC options (to the extent described above under "Derivative Instruments -- OTC Options"), and (e) IO/PO SMBS (as described above under "Mortgage-Related and Asset-Backed Securities -- Stripped Mortgage - Backed Securities") if, as a result, more than 15% of a Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c),
(d) and (e) above. For the purpose of this restriction, securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b);

        (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

        (3) (other than the NACM Global, NACM International and NACM Pacific Rim Funds) make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns or has the right to acquire securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

        (4) purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the 1933 Act and Section 4(2) commercial paper) if, as a result, such investments would exceed 15% of the value of the net assets of the relevant Fund;

        (5) write (sell) or purchase options except that each Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase, and (c) each Fund may engage in options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments; provided that the premiums paid by each Fund on all outstanding options it has purchased do not exceed 5% of its total assets (this restriction does not apply to the PIMCO NACM Funds). Each Fund may enter into closing sale transactions with respect to options it has purchased;

        (6) invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees);

        (7) borrow money, except for temporary administrative purposes as provided above and as provided in the fundamental investment restrictions set forth above;

        (8) with respect to the PIMCO NACM Funds only, invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs;

        (9) with respect to the PIMCO NACM Funds only, lend any securities from its portfolio unless the value of the collateral received therefore is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily;

        (10) with respect to the PIMCO NACM Funds only, invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund; (b) in compliance with the 1940 Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund; or

        (11) with respect to the PIMCO NACM Funds only, purchase or write options on securities, except for hedging purposes (except in the case of the Global and Pacific Rim Funds, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets; (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets; (iii) not more than 25% of a Fund's net assets would be hedged; and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund. Each PIMCO NACM Fund may enter into closing sale transactions with respect to options it has purchased.

        The Trust has not adopted any non-fundamental investment restrictions or policies for the Asset Allocation Fund or the Multi-Discipline Portfolio.

        Each PIMCO RCM Fund (other than the RCM Mid-Cap Fund and RCM-Small Cap
Fund) has adopted the following investment restriction that is not a fundamental policy and may be changed by the Board of Trustees without approval of the Fund's outstanding voting securities. This restriction provides that a Fund may not participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

        The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

        Unless otherwise indicated, all limitations applicable to a Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of a Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund's total assets will not require the Fund to dispose of an investment until the Adviser or Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

        The phrase "shareholder approval," as used in the Prospectuses, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

RESTRICTIONS RELATING TO RULE 35D-1 UNDER THE 1940 ACT

Certain Funds have adopted policies pursuant to Rule 35d-1(a)(3)(i) under the 1940 Act. Such Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a)(3)(i). References to assets below refer to net assets plus borrowings made for investment purposes. Under such policies:

        1. The CCM Mid-Cap Fund normally invests at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies.

        2. The NFJ Equity Income Fund normally invests at least 80% of its assets in equity securities.

        3. The NFJ Small-Cap Value Fund normally invests at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment.

        4. The PPA Tax-Efficient Equity Fund normally invests at least 80% of its assets in equity securities.

        5. The PPA Tax-Efficient Structured Emerging Markets Fund normally invests at least 80% of its assets in common stocks of companies located in, or whose principal business operations are based in, emerging markets ("emerging market issuers"). The Fund considers emerging market issuers to be issuers that are members of the International Finance Corporations Investable Composite Index or the MSCI Emerging Markets Free Index.

        6. The RCM Global Small-Cap Fund normally invests at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the MSCI World Small Cap Index.

        7. The RCM Global Technology Fund normally invests at least 80% of its assets in common stocks of companies in the technology industry.

        8. The RCM Global Healthcare Fund normally invests at least 80% of its assets in equity securities of companies in the healthcare industry.

        9. The RCM Large-Cap Growth Fund normally invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion.

        10. The RCM Mid-Cap Fund normally invests at least 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those in the Russell Mid-Cap Growth Index.

        11. The RCM Small-Cap Fund normally invests at least 80% of its net assets in equity securities of companies with market capitalizations comparable to those of companies included in the Russell 2000 Index.

        12. The RCM Biotechnology Fund normally invests at least 80% of its assets in equity securities of companies in the biotechnology industry.

        13. The RCM Europe Fund normally invests at least 80% of its assets in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe.

        14. The RCM Emerging Markets Fund normally invests at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market countries to be any country that the World

Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country.

        15. The NACM Core Equity Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. Generally, large companies are those with market capitalizations similar to the Russell 1000 Index as measured at the time of purchase.

        16. The NACM Pacific Rim Fund normally invests at least 80% of its assets in equity securities of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country;
(iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country.

        17. The RCM International Growth Equity Fund normally invests at least 80% of its assets in equity securities of non-U.S. companies.

        18. The CCM Mega-Cap Fund normally invests at least 80% of its assets in common stocks with very large market capitalizations, defined as the 250 largest publicly traded companies (in terms of market capitalization) in the U.S. Effective on or about May 1, 2003, this Fund will change its name to the "PIMCO CCM Focused Growth Fund." Effective as of such time, the Fund's policy adopted under Rule 35d-1 will be revised to indicate that the Fund normally invests at least 80% of its assets in common stocks of companies in the Russell 1000 Growth Index with at least $100 million in market capitalization.

        19. The Large-Cap Value Fund normally invests at least 80% of its assets in "large capitalization" issuers, which the Fund defines as issuers that have market capitalizations of greater than $5 billion as measured at the time of purchase.

        20. The Small-Cap Value Fund normally invests at least 80% of its assets in "small capitalization" issuers, which the Fund defines as issuers that have market capitalizations of less than $2 billion as measured at the time of purchase.

        21. The Mid-Cap Value Fund normally invests at least 80% of its assets in "mid-cap" issuers, which the Fund defines as issuers that have market capitalizations of between $500 million and $10 billion as measured at the time of purchase.

        22. The Core Equity Fund normally invests at least 80% of its assets in equity securities.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

        The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

        The Trustees and executive officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and any other directorships held by the Trustees of the Trust are listed in the tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

                              INDEPENDENT TRUSTEES

                                                                                   NUMBER OF
                                     TERM OF                                       PORTFOLIOS
                                     OFFICE AND      PRINCIPAL                     IN FUND         OTHER
NAME                  POSITION(S)    LENGTH OF       OCCUPATION(S)                 COMPLEX         DIRECTORSHIPS
ADDRESS               HELD WITH      TIME            DURING PAST                   OVERSEEN BY     HELD BY
AND AGE               TRUST          SERVED*         5 YEARS                       TRUSTEE         TRUSTEE
------------------    -----------    ----------      ---------------------------   -----------     -----------------
E. Philip Cannon      Trustee        5 years         President, Houston Zoo.       112             PIMCO Funds:
Age 61                                               Formerly, Proprietor,                         Pacific
                                                     Cannon & Company, an                          Investment
                                                     affiliate of Inverness                        Management
                                                     Management LLC, (a private                    Company  Series,
                                                     equity investment firm);                      PIMCO Commercial
                                                     Headmaster, St. John's                        Mortgage
                                                     School, Houston, Texas.                       Securities Trust,
                                                                                                   Inc., and PIMCO
                                                                                                   Variable
                                                                                                   Insurance Trust

Donald P. Carter      Trustee        5 years         Retired.  Formerly,           44              None
Age 75                                               Chairman, Executive Vice
                                                     President and Director,
                                                     Cunningham & Walsh, Inc.,
                                                     Chicago, an advertising
                                                     agency; Chairman and
                                                     Director, Moduline
                                                     Industries, Inc., a
                                                     manufacturer of commercial
                                                     windows and curtain walls.

Gary A. Childress     Trustee        5 years         Private investor. Formerly,   44              None
Age 68                                               Chairman and Director,
                                                     Bellefonte

                                                     Lime Company, Inc.,
                                                     a calcitic lime
                                                     producer, and partner in
                                                     GenLime, L.P.

Theodore J. Coburn    Trustee          1 year        Senior Vice                   44              Chairman and
Age 49                                               President--Corporate Client                   Director, two
                                                     Group, NASDAQ Stock                           registered
                                                     Market.  Formerly, Partner,                   investment
                                                     Brown, Coburn & Co.                           companies in the
                                                     (investment banking firm);                    PIMCO Advisors
                                                     Associate, Harvard Graduate                   Fund Complex and
                                                     School of Education;                          Director, two
                                                     Director, Belenos Inc.                        registered
                                                     (private company) and                         investment
                                                     Church Plaza Inc. (private                    companies in the
                                                     company).                                     PIMCO Advisors
                                                                                                   Fund Complex;
                                                                                                   Director, Video
                                                                                                   Update, Inc.
                                                                                                   (retail) and
                                                                                                   Measurement
                                                                                                   Specialties, Inc.
                                                                                                   (industrial
                                                                                                   transducer
                                                                                                   industry).

W. Bryant Stooks      Trustee        5 years         President, Bryant             44              None
Age 62                                               Investments, Ltd.;
                                                     President, Ocotillo At
                                                     Price, LLC; Director,
                                                     American Agritec LLC, a
                                                     manufacturer of
                                                     hydrophonics products; and
                                                     Director, Valley Isle
                                                     Excursions, Inc., a tour
                                                     operator.  President,
                                                     Senior Vice President,
                                                     Director and Chief
                                                     Executive Officer,
                                                     Archirodon Group Inc., an
                                                     international construction
                                                     firm.

Gerald M. Thorne      Trustee        5 years         Director, VPI Inc., a         44              None
Age 64                                               plastics company, and
                                                     American Orthodontics
                                                     Corp., an orthodontics
                                                     manufacturer.  Formerly,
                                                     President and Director,
                                                     Firstar National Bank of
                                                     Milwaukee and  Firstar
                                                     National Bank of Sheboygan;
                                                     Director, Bando-McGlocklin,
                                                     a

                                                     small business investment
                                                     company and Kaytee
                                                     Products, a birdseed
                                                     company, and Schrier Malt.

                               INTERESTED TRUSTEES

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                     TERM OF                                       IN
                                     OFFICE AND      PRINCIPAL                     FUND            OTHER
NAME                  POSITION(S)    LENGTH OF       OCCUPATION(S)                 COMPLEX         DIRECTORSHIPS
ADDRESS               HELD WITH      TIME            DURING PAST                   OVERSEEN BY     HELD BY
AND AGE               TRUST          SERVED*         5 YEARS                       TRUSTEE         TRUSTEE
------------------    -----------    ----------      ---------------------------   -----------     -----------------
Stephen J.            Trustee and    5 years         Managing Director, ADAM       44              Chairman and
Treadway*             Chairman                       of America L.P.;                              Trustee,
Age 55                of the                         Managing Director and                         twelve other
                      Board of                       Chief Executive Officer,                      registered
                      Directors                      PIMCO Advisors                                investment
                                                     Distributors LLC, PIMCO                       companies in
                                                     Advisors Fund Management                      the ADAM of
                                                     LLC.                                          America Fund
                                                                                                   Complex.

*Trustee is an "interested person" of the Trust (as defined in Section 2(a) (19) of the 1940 Act). Please see the table under "Certain Affiliations" for information about the relationships that cause Mr. Treadway to be an interested person.

                               EXECUTIVE OFFICERS

                                     TERM OF
                                     OFFICE AND      PRINCIPAL
NAME                  POSITION(S)    LENGTH OF       OCCUPATION(S)
ADDRESS               HELD WITH      TIME            DURING PAST
AND AGE               TRUST          SERVED*         5 YEARS
------------------    -----------    ----------      ---------------------------------------------------------
Newton B. Schott,     President,     5 years         Managing Director, Chief Administrative Officer, General
Jr. Age 60            Chief                          Counsel and Secretary, PIMCO Advisors Distributors.
                      Executive                      Managing Director, Chief Legal Officer and Secretary,
                      Officer and                    PIMCO Advisors Fund Management LLC.
                      Secretary

Jeffrey M. Sargent    Vice           5 years         Senior Vice President, Pacific Investment Management
Age 39                President                      Company LLC ("PIMCO" or "Pacific Investment
                                                     Management"), PIMCO Funds: Pacific Investment Management
                                                     Series, PIMCO Commercial Mortgage Securities Trust,
                                                     Inc., PIMCO Variable Insurance Trust and PIMCO Strategic
                                                     Global Government Fund, Inc.  Formerly, Vice President,
                                                     PIMCO.

Henrik P. Larsen      Vice           1 year          Vice President, PIMCO, PIMCO Funds:  Pacific Investment
Age 32                President                      Management Series, PIMCO Commercial Mortgage Securities
                                                     Trust, Inc., PIMCO Variable Insurance Trust and PIMCO
                                                     Strategic Global Government Fund, Inc.  Formerly,
                                                     Manager, PIMCO.

John P. Hardaway      Treasurer      5 years         Senior Vice President, PIMCO; and Treasurer, PIMCO
Age 45                and                            Funds: Pacific Investment Management Series, PIMCO
                      Principal                      Commercial Mortgage Securities Trust, Inc., PIMCO
                      Accounting                     Variable Insurance Trust and PIMCO Strategic Global
                      Officer                        Government Fund, Inc.  Formerly, Vice President, PIMCO.

Garlin G. Flynn       Assistant      5 years         Specialist, PIMCO; and Secretary, PIMCO Funds: Pacific
Age 56                Secretary                      Investment Management Series, PIMCO Commercial Mortgage
                                                     Securities Trust, Inc., PIMCO Variable Insurance Trust
                                                     and PIMCO Strategic Global Government Fund, Inc.
                                                     Formerly, Senior Fund Administrator, PIMCO.

Erik C. Brown         Assistant      1 year          Vice President, PIMCO; and Assistant Treasurer, PIMCO
Age 35                Treasurer                      Funds: Pacific Investment Management Series, PIMCO
                                                     Commercial Mortgage Securities Trust, Inc., PIMCO
                                                     Variable Insurance Trust and PIMCO Strategic Global
                                                     Government Fund, Inc.  Formerly, tax consultant with
                                                     Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

Please see the following table for information about relationships between the Trust's officers and certain of the Trust's affiliates.

CERTAIN AFFILIATIONS

The following table lists the positions held by the Trust's officers and any Trustee who is an "interested person" of the Trust with affiliated persons or principal underwriters of the Trust:

                                                                             POSITIONS HELD WITH
                                                                            AFFILIATED PERSONS OR
                                                                           PRINCIPAL UNDERWRITERS
NAME                                                                            OF THE TRUST
---------------------------------                    ---------------------------------------------------------------
Stephen J. Treadway                                  Managing Director, ADAM of America L.P.; Managing Director and
                                                     Chief Executive Officer, PIMCO Advisors Distributors LLC;
                                                     Managing Director and Chief Executive Officer, PIMCO Advisors
                                                     Fund Management LLC; Chairman or Chairman and Trustee, thirteen registered investment companies in the fund complex that
                                                     includes funds advised by PIMCO Advisors Fund Management LLC
                                                     (the "ADAM of America Fund Complex").

Newton B. Schott, Jr.                                Managing Director, Chief Administrative Officer, Secretary and
                                                     General Counsel, PIMCO Advisors Distributors; Managing Director,
                                                     Chief Legal Officer and Secretary, PIMCO Advisors Fund
                                                     Management LLC; Vice President and Secretary, Municipal
                                                     Advantage Fund, Inc. and eleven other registered investment companies in the ADAM of America Fund Complex; Secretary, Fixed
                                                     Income SHares.

Jeffrey M. Sargent                                   Senior Vice President, PIMCO, PIMCO Funds: Pacific Investment
                                                     Management Series, PIMCO Commercial Mortgage Securities Trust,
                                                     Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global
                                                     Government Fund, Inc.

Henrik P. Larsen                                     Vice President, PIMCO, PIMCO Funds: Pacific Investment
                                                     Management Series, PIMCO Commercial Mortgage Securities Trust,
                                                     Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global
                                                     Government Fund, Inc.

John P. Hardaway                                     Senior Vice President, PIMCO; and Treasurer, PIMCO Funds:
                                                     Pacific Investment Management Series, PIMCO Commercial Mortgage
                                                     Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO
                                                     Strategic Global Government Fund, Inc.

Garlin G. Flynn                                      Specialist, PIMCO; and Secretary, PIMCO Funds: Pacific
                                                     Investment Management Series, PIMCO Commercial Mortgage
                                                     Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO
                                                     Strategic Global Government Fund, Inc.

Erik C. Brown                                        Vice President, PIMCO; and Assistant Treasurer, PIMCO Funds:
                                                     Pacific Investment Management Series, PIMCO Commercial Mortgage
                                                     Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO
                                                     Strategic Global Government Fund, Inc.

COMMITTEES OF THE BOARD OF TRUSTEES

        The Trust's Dividend Committee is composed of all of the members of the Trust's Board of Trustees. The Dividend Committee has the power to declare dividends from the net investment income and distributions from the net capital gains of each Fund, in accordance with each Fund's distribution policies as set forth in the Trust's Prospectuses and this Statement of Additional Information. The amount of each such dividend or distribution is determined with a view toward distributing annually substantially all of each Fund's net investment income and net realized capital gains, if any, after giving effect to any available capital loss carry-over. The Board, acting as the Dividend Committee, approves all dividends annually.

        The Trust's Audit Oversight Committee is composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Coburn, Stooks and Thorne). The principal function of the Audit Oversight Committee is to provide assistance to the Trustees in fulfilling their responsibility to shareholders and potential shareholders relating to fund accounting, reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Audit Oversight Committee convened four times during the fiscal year ended June 30, 2002.

        The Trust's Valuation Committee is composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Coburn, Stooks and Thorne). The Valuation Committee has been delegated responsibility by the Trust's Board of Trustees for making determinations of the fair value of the Funds' securities on behalf of the Board in accordance with the Funds' valuation procedures. The Valuation Committee convened twenty times during the fiscal year ended June 30, 2002.

        The Trust's Nominating Committee is composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Coburn, Stooks and Thorne). The Nominating Committee's responsibilities include the screening and nomination of candidates for election to the Board of Trustees as independent trustees of the Trust. This committee does not normally consider nominees recommended by shareholders. The Nominating Committee convened three times during the fiscal year ended June 30, 2002.

SECURITIES OWNERSHIP

        For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2001: [TO BE UPDATED BY AMENDMENT.]

                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                     DOLLAR RANGE OF EQUITY               SECURITIES IN ALL REGISTERED
                                         SECURITIES IN                 INVESTMENT COMPANIES OVERSEEN BY
                                  EACH FUND OR SERIES OVERSEEN           TRUSTEE IN FAMILY OF INVESTMENT
       NAME OF TRUSTEE                   BY THE TRUSTEE                             COMPANIES
----------------------------    -------------------------------    ------------------------------------------
                                Ranges:                            Ranges:
                                None                               None
                                $1-$10,000                         $1-$10,000
                                $10,001-$50,000                    $10,001-$50,000
                                $50,001-$100,000                   $50,001-$100,000
                                Over $100,000                      Over $100,000

E. Philip Cannon                                                   Over $100,000
  PEA Innovation                Over $100,000
  PEA Growth                    Over $100,000
  PEA Target                    Over $100,000

Donald P. Carter                                                   Over $100,000
  PEA Renaissance               $50,001-$100,000
  PEA Value                     Over $100,000
  CCM Capital Appreciation      $10,001-$50,000
  Global Innovation             $1-$10,000
  PEA Growth                    $50,001-$100,000
  PEA Innovation                $10,001-$50,000
  RCM Mid-Cap Growth            $10,001-$50,000
  Select Growth                 $10,001-$50,000
  PEA Target                    $10,001-$50,000
  PEA Growth & Income           $1-$10,000
  NFJ Equity Income             $1-$10,000
  PE A Opportunity              $10,001-$50,000

Gary A. Childress                                                  Over $100,000
  PE A Target                   Over $100,000
  RCM Mid-Cap Growth            Over $100,000
  PE A Renaissance              Over $100,000
  PEA Value                     Over $100,000
  PEA Opportunity               $1-$10,000
  RCM International             $1-$10,000
  CCM Capital Appreciation      $1-$10,000
  PEA Innovation                $1-$10,000
  PE A Growth & Income          $1-$10,000
  NFJ Small-Cap Value           $10,001-$50,000

W. Bryant Stooks                                                   Over $100,000
  PEA Target                    $10,001-$50,000
  PEA Renaissance               $10,001-$50,000
  RCM Global Equity             $10,001-$50,000

Gerald M. Thorne                                                   Over $100,000
  PEA Target                    $50,001-$100,000
  PEA Growth                    $50,001-$100,000
  Global Innovation             Over $100,000
  Select Growth                 $10,001-$50,000

  Theodore J. Coburn             None                              None
  Stephen J. Treadway                                              Over $100,000
  PEA Growth                    Over $100,000
  PEA Innovation                Over $100,000
  PEA Renaissance               Over $100,000
  PEA Value                     Over $100,000

        For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2001: [TO BE UPDATED BY AMENDMENT.]

                            NAME OF
                          OWNERS AND
                         RELATIONSHIPS                                        VALUE OF           PERCENT OF
    NAME OF TRUSTEE       TO TRUSTEE         COMPANY      TITLE OF CLASS     SECURITIES           CLASS
---------------------   ---------------      -------      --------------     ----------        -----------
E. Philip Cannon               N/A             N/A             N/A              N/A               N/A

Donald P. Carter               N/A             N/A             N/A              N/A               N/A

Gary A. Childress              N/A             N/A             N/A              N/A               N/A

W. Bryant Stooks               N/A             N/A             N/A              N/A               N/A

Gerald M. Thorne               N/A             N/A             N/A              N/A               N/A

Theodore J. Coburn             N/A             N/A             N/A              N/A               N/A

TRUSTEES' COMPENSATION

        Trustees, other than those affiliated with ADAM of America, a Sub-Adviser, or Pacific Investment Management, receive a quarterly retainer of $14,250, plus $3,000 for each Board of Trustees meeting attended in person and $1,500 for each meeting attended telephonically and $1,500 for each Audit and Performance Committee meeting attended in person, plus reimbursement of related expenses. The Chairman of the Audit and Performance Committees receives an additional annual retainer of $3,000, the Chairman of the Independent Trustees receives an additional annual retainer of $7,000, and each Vice Chairman of the Independent Trustees receives an additional annual retainer of $4,000. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with extraordinary Fund activities or circumstances, the Trustee shall be compensated for such services at the rate of $2,000 per day, plus reimbursement of reasonable expenses. Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below), although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1997, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan.

The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 2002 (other Trustees who are interested persons of the Trust and officers of the Trust receive no compensation from the Trust): [TO BE UPDATED BY AMENDMENT.]

                                                  PENSION OR                                    TOTAL
                                                  RETIREMENT                                 COMPENSATION
                              AGGREGATE        BENEFITS ACCRUED       ESTIMATED ANNUAL      FROM TRUST AND
   NAME OF PERSON,          COMPENSATION       AS PART OF TRUST         BENEFITS UPON       FUND COMPLEX/1/
     POSITION                FROM TRUST           EXPENSES               RETIREMENT        PAID TO TRUSTEES
---------------------     ----------------   --------------------   --------------------  ------------------
E. Philip Cannon/2/           $ 75,750              $ 0                    $ 0                $ 186,471

Donald P. Carter              $ 86,750              $ 0                    $ 0                $  90,791

Gary A. Childress             $ 78,125              $ 0                    $ 0                $  80,353

Theodore J. Coburn/3/         $ 18,750              $ 0                    $ 0                $  18,750

Richard L. Nelson/4/          $ 52,750              $ 0                    $ 0                $ 147,744

Lyman W. Porter/2/,/4/        $ 52,000              $ 0                    $ 0                $ 146,587

Alan Richards/4/              $ 53,750              $ 0                    $ 0                $ 159,060

W. Bryant Stooks              $ 78,125              $ 0                    $ 0                $  80,921

Gerald M. Thorne/2/           $ 75,750              $ 0                    $ 0                $  79,525

As disclosed in more detail in the Shareholders' Guide, each Fund may sell its Class A shares at net asset value without a sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of either the Trust, PIMCO Advisors Fund Management, Pacific Investment Management or the Distributor, and certain other affiliates of PIMCO Advisors Fund Management, Pacific Investment Management or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.

CODES OF ETHICS

        The Trust, PIMCO Advisors Fund Management, PIMCO Equity Advisors, Cadence, NFJ, Parametric, Dresdner, Nicholas-Applegate and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

----------
        /1/ The amounts listed in the column captioned "Total Compensation from Trust and Fund Complex Paid to Trustees" include total compensation paid to the Trustees for their services as Trustees of the Trust (for all Trustees), Pacific Select Fund and Pacific Funds (for Messrs. Nelson, Porter, and Richards) and PIMS, PVIT and PCM (for Mr. Cannon) for the twelve-month period ended June 30, 2002. Mr. Cannon also serves as Trustee of PIMS, PVIT, and PCM and received compensation for the period ended June 30, 2002. By virtue of having PIMCO Advisors Fund Management or an affiliate of PIMCO Advisors Fund Management as investment adviser, the Trust, PIMS, PVIT, PCM and Pacific Select Fund were considered to be part of the same "Fund Complex" for these purposes.

        /2/ The Trust has adopted a deferred compensation plan (the "Plan") which went into place during fiscal 1997. Of the amounts listed in column (2), the following Trustees elected to have the following amounts deferred from the Trust and all investment companies in the Fund Complex, respectively: Cannon - $75,750, $171,750; Nelson- $0, $13,000; Porter - $52,000, $92,150; and Thorne -
$75,750, $75,750.

        /3/ Mr. Coburn joined the Board in April 2002.

        /4/ Messrs. Nelson, Porter and Richards resigned as Trustees in September, 2001. These former Trustees currently receive the following compensation in return for providing advisory and consulting services to the Board of Trustees: $13,000 per quarter beginning with the quarter ending December 31, 2001 through March 31, 2003.

INVESTMENT ADVISER

        PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") serves as investment adviser to each of the Funds (except for the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds)* pursuant to an investment advisory agreement ("Advisory Agreement") between PIMCO Advisors Fund Management and the Trust. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America, acting through its PIMCO Advisors division, was the former investment adviser to the Trust. ADAM of America was organized as a limited partnership under Delaware law in 1987. ADAM of America's sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company, and Pacific Life Insurance Company ("Pacific Life"), a California stock life insurance company. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Life owns an indirect minority equity interest in ADAM of America. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc. ("Allianz of Amercia"), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Dresdner Asset Management of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz Aktiengesellschaft ("Allianz AG"). Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of ADAM GmbH, which is a wholly-owned subsidiary of Allianz AG. Allianz AG indirectly holds a controlling interest in ADAM of America. Allianz AG is a European-based, multinational insurance and financial services holding company. Allianz AG's address is Koeniginstrasse 28, D-80802, Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport Beach, California 92660. ADAM of America's address is 888 San Clemente Drive, Suite 100, Newport Beach, California 92660.

        The general partner of ADAM of America has substantially delegated its management and control of ADAM of America to an Executive Committee. The Executive Committee of ADAM of America is comprised of William S. Thompson, Jr. and David C. Flattum.

        The Adviser is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. The Adviser and its investment management affiliates had approximately $[ ] of assets under management as of June 30, 2003.

        Allianz of America has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in ADAM of America. The put option held by Pacific Life will allow it to require Allianz of America, on the last business day of each calendar quarter following May 5, 2000, to purchase at a formula-based price all ADAM of America's units owned directly or indirectly by Pacific Life. The call option held by Allianz of America will allow it, beginning January 31, 2003 or upon a change in control of Pacific Life, to require Pacific Life to sell or cause to be sold to Allianz of America, at the same formula-based price, all of ADAM of America's units owned directly or indirectly by Pacific Life.

        As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Allianz AG in turn owns more than 95% of Dresdner Bank AG. Credit Lyonnais, Munich Re and HypoVereinsbank, as well as certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, such as Dresdner Klienwort Wasserstein, Dresdner Kleinwort Benson and Grantchester Securities, Inc., may be considered to be affiliated persons of the Manager and NACM. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as "Affiliated Brokers.") Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. NACM does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or the Fund's overall performance.

----------
* For these seven Funds, the Funds' portfolio managers, acting in their capacity as officers of the Trust, have full investment discretion and make all determinations with respect to the investment of a Fund's assets.

Advisory Agreement

        Except in the case of the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds, the Adviser, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Adviser, the investments of the Funds. The Adviser also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. As more fully discussed below, for all of the Funds except the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds, and the PPA Tax Efficient Equity and PPA Tax-Efficient Structured Emerging Markets Funds, which are sub-advised by an unaffiliated Sub-Adviser, the Adviser has engaged affiliates to serve as Sub-Advisers. If a Sub-Adviser ceases to manage the portfolio of a Fund, the Adviser will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund's shareholders.

        The Adviser selects the Underlying Funds in which the Asset Allocation Fund invests and, subject to the approval of the Trustees and, when required, the Shareholder of the Portfolios selects the Sub-Advisers for the Disciplines. The Adviser's Asset Allocation Committee is responsible for determining how the assets of the Asset Allocation Fund are allocated and reallocated from time to time among the Underlying PIMCO Funds selected by the Adviser. The Asset Allocation Fund does not pay any fees to the Adviser in return for these services under the Advisory Agreement. The Asset Allocation Fund does, however, indirectly pay a proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management by the Underlying PIMCO Funds in which the Asset Allocation Fund invests.

        The Adviser selects the Disciplines in which the Multi-Discipline Portfolio invests and, subject to the approval of the Trustees and, when required, the shareholders of the Fund, selects the Sub-Advisers for the Disciplines. The Adviser' is responsible for determining how the assets of the Multi-Discipline Portfolio are allocated and reallocated from time to time among the Disciplines selected by the Adviser. The Multi-Discipline Portfolio pays fees to the Adviser in return for these services under the Advisory Agreement.

        Under the terms of the Advisory Agreement, the Adviser is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of the Adviser to the Trust are not exclusive under the terms of the Advisory Agreement. The Adviser is free to, and does, render investment advisory services to others.

        The Advisory Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment. In addition, the Advisory Agreement may be terminated with regard to the PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity and PEA Innovation Funds by vote of a majority of the Trustees who are not interested persons of the Trust, on 60 days' written notice to the Adviser.

        Each Fund's Advisory Agreement and Portfolio Management Agreement provide that the Adviser or the relevant Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

        The NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds are not advised by the Adviser and therefore do not have an Advisory Agreement with the Adviser. Instead, the portfolio managers for each of these Funds, acting in their capacity as officers of the Trust, have full investment discretion and make all determinations with respect to the investment of a Fund's assets. The portfolio managers for these Funds do not receive a fee from such Funds in connection with the provision of investment advisory services to the Funds. These Funds are not currently offered for sale to the public.

        The Adviser currently receives a monthly investment advisory fee from each Fund (except for the Asset Allocation, NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds) at the following annual rates (based on the average daily net assets of the particular Funds):

                                                                                                      ADVISORY
FUND                                                                                                  FEE RATE
----                                                                                                  --------
PEA Value, PPA Tax-Efficient Equity, CCM Mega-Cap, CCM Capital Appreciation, CCM Mid-Cap,
 NFJ Equity Income, NFJ Basic Value, PPA Tax-Efficient
 Structured Emerging Markets and RCM Large-Cap Growth Funds......................................         0.45%
RCM Mid-Cap Fund.................................................................................         0.47%
PEA Growth, RCM International Growth Equity, NACM Core Equity,
 NACM Growth and NACM Value Funds................................................................         0.50%
PEA Target Fund..................................................................................         0.55%
NFJ Small-Cap Value, PEA Renaissance, PEA Growth & Income and RCM Tax-Managed
 Growth Funds....................................................................................         0.60%
PEA Opportunity, PEA Innovation and NACM Flex-Cap Value Funds....................................         0.65%
NACM Global and NACM International Funds.........................................................         0.70%
RCM Small-Cap Fund...............................................................................         0.72%
RCM Global Healthcare and RCM Europe Funds.......................................................         0.80%
RCM Biotechnology and NACM Pacific Rim Funds.....................................................         0.90%
RCM Global Technology Fund.......................................................................         0.95%
RCM Global Small-Cap and RCM Emerging Markets Funds..............................................         1.00%
CCM Emerging Companies Fund......................................................................         1.25%

        For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000 the Funds paid the Adviser (or its predecessor) the following amounts under the Advisory Contract (the following does not include the PIMCO NACM Funds, which have only recently commenced operations): [TO BE UPDATED BY AMENDMENT]

                                                                 YEAR                 YEAR              YEAR
                                                                 ENDED                ENDED             ENDED
FUND                                                            6/30/02              6/30/01           6/30/00
----                                                           ----------           ----------        ----------
Former Equity Income Fund/(1)/                                        N/A           $      N/A        $  699,003
PEA Value Fund                                                  2,167,949              991,439           908,711
NFJ Small-Cap Value Fund                                        3,200,641            1,911,677         1,978,580
Select Growth Fund/(1)/                                           254,241              283,609            19,736
PEA Growth & Income Fund                                          474,512               87,203            32,475
CCM Capital Appreciation Fund                                   3,166,137            3,641,124         4,180,797
CCM Mid-Cap Fund/(1)/                                           4,267,633            4,985,396         4,608,685
CCM Emerging Companies Fund/(1)/                                3,012,430            2,907,583         2,795,758
Small-Cap Fund/(1)/                                                   N/A                  N/A           578,387
Enhanced Equity Fund/(1)/                                             N/A                  N/A           276,178
Balanced Fund /(1)/                                                   N/A                  N/A            70,407
PEA Renaissance Fund                                           17,210,822            4,838,751         3,279,586
PE A Growth Fund                                                7,299,919           12,303,201        13,317,691
PEA Target Fund                                                 7,551,258           11,479,530         9,095,743
PEA Opportunity Fund                                            2,462,723            3,381,505         3,486,462
PEA Innovation Fund                                            11,386,252           27,373,864        21,684,203
Healthcare Innovation Fund/(1)/                                    17,161                9,440               N/A
International Fund/(1)/                                               N/A                  N/A           811,923
Select International Fund/(1)/                                    441,755              157,018            96,976
Precious Metals Fund/(1)/                                             N/A                  N/A            72,414

Value 25 Fund/(1)/                                                    N/A                  N/A             8,626
PPA Tax-Efficient Equity Fund                                     181,781              233,054           227,081
Structured Emerging Markets Fund/(1)/                                   0              133,191           210,237
PPA Tax-Efficient Structured Emerging Markets Fund                350,580              346,619           399,399
CCM Mega-Cap Fund                                                  10,150               15,678            13,449
Global Innovation Fund/(1)/                                     1,709,665            2,516,246           158,353
NFJ Basic Value Fund                                                6,223                4,627               542
NFJ Equity Income Fund                                            183,057              204,706            11,300
Asset Allocation Fund                                                   0                    0               N/A
30/70 Portfolio/(1)/                                                    0                    0               N/A
90/10 Portfolio/(1)/                                                    0                    0               N/A
RCM Large-Cap Growth Fund                                         935,795                  N/A               N/A
RCM Tax-Managed Growth Fund                                        54,959                  N/A               N/A
RCM Mid-Cap Fund                                                3,307,507                  N/A               N/A
RCM Small-Cap Fund                                                741,680                  N/A               N/A
RCM Global Small-Cap Fund                                         163,476                  N/A               N/A
RCM Global Technology Fund                                      3,574,390                  N/A               N/A
RCM Global Equity Fund                                              8,241                  N/A               N/A
RCM International Growth Equity Fund                              834,092                  N/A               N/A
RCM Emerging Markets Fund                                          86,808                  N/A               N/A
RCM Europe Fund                                                   334,929                  N/A               N/A
RCM Biotechnology Fund                                          5,198,393                  N/A               N/A
RCM Global Healthcare Fund                                      1,900,519                  N/A               N/A

TOTAL                                                        $ 82,495,678         $ 77,805,461      $ 69,022,702

----------
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

PORTFOLIO MANAGEMENT AGREEMENTS

        The Adviser employs Sub-Advisers to provide investment advisory services to each Fund pursuant to portfolio management agreements (each a "Portfolio Management Agreement") between the Adviser and the Fund's Sub-Adviser. The Adviser currently has eight investment management affiliates which are also subsidiaries of ADAM of America, the following four of which manage one or more of the Funds: PIMCO Equity Advisors LLC ("PIMCO Equity Advisors"), Cadence Capital Management LLC ("Cadence" ), NFJ Investment Group L.P. ("NFJ") and Nicholas-Applegate Capital Management LLC ("Nicholas-Applegate"). Dresdner RCM Global Investors LLC ("Dresdner"), a subsidiary of Allianz AG and an affiliate of the Adviser, is the Sub-Adviser for the PIMCO RCM Funds. Parametric Portfolio Associates ("Parametric"), another Sub-Adviser, was formerly an affiliate of the Adviser, but is no longer affiliated with the Adviser. For services provided to the Funds (except for the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds), the Adviser (and not the Funds) pays the Sub-Advisers at the rates set forth in the Portfolio Management Agreements. The NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds do not pay any advisory fees for the investment advisory services provided by their portfolio managers. Each Portfolio Management Agreement provides that neither the Adviser nor the relevant Sub-Adviser, as applicable, shall be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

        Shareholders of each Fund (except the PEA Innovation, CCM Mid-Cap, CCM Emerging Companies, NFJ Equity Income and NFJ Basic Value Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless such affiliates are substantially wholly-owned by ADAM of America. The Adviser has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

PIMCO Equity Advisors

        PIMCO Equity Advisors, an indirect wholly-owned subsidiary of ADAM of America, acts as the Sub-Adviser and provides investment advisory services to the PEA Value, PEA Growth, PEA Target, PE A Opportunity, PEA Innovation, PEA Renaissance and PEA Growth & Income Funds. Accounts managed by PIMCO Equity Advisors had combined assets as of December 31, 2002, of approximately $7.4 billion. For services provided to these Funds, the Adviser (not the Trust) pays PIMCO Equity Advisors a monthly fee at the following annual rates: 0.35% for the PEA Value Fund, 0.40% for the PEA Growth Fund, 0.45% for the PEA Target and PEA Growth & Income Funds, 0.50% for the PEA Renaissance Fund and 0.55% for the PEA Opportunity and PEA Innovation Funds and the Large-Cap Value Equity Discipline of the Multi-Discipline Portfolio. PIMCO Equity Advisors' address is 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. Prior to March 6, 1999, Columbus Circle Investors ("Columbus Circle"), a former subsidiary partnership of the Adviser, served as Sub-Adviser to the PEA Growth, PEA Target, PEA Opportunity and PEA Innovation Funds. Columbus Circle served as Sub-Adviser to the Renaissance Fund until May 7, 1999, and it served as Sub-Adviser to the PEA Growth & Income Fund until July 1, 1999. On July 1, 1999, the Adviser sold all of its ownership interest in Columbus Circle to certain of Columbus Circle's employees. Prior to May 8, 2000, NFJ served as Sub-Adviser to the PEA Value Fund.

Parametric

        Pursuant to a Portfolio Management Agreement between the Adviser and Parametric, Parametric is the Sub-Adviser and provides investment advisory services to the PPA Tax-Efficient Equity and PPA Tax-Efficient Structured Emerging Markets Funds. For the services provided to each Fund, the Adviser (not the Trust) pays Parametric a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.35% for the PPA Tax-Efficient Equity Fund and 0.35% for the PPA Tax-Efficient Structured Emerging Markets Fund.

        Parametric is an investment management firm organized as a general partnership. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987. PPA Acquisition LLC owns 100% of Parametric. PPA Acquisition LLC is owned by the current managing directors of Parametric and an investor group led by Orca Bay Partners. Parametric is located at 1151 Fairview Avenue N., Seattle, Washington 98109. Parametric provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Parametric had combined assets, as of December 31, 2002, of approximately $4.0 billion.

Cadence

        Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the CCM Mega-Cap, CCM Capital Appreciation, CCM Mid-Cap and CCM Emerging Companies Funds. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.35% for the CCM Mega-Cap Fund, 0.35% for the CCM Capital Appreciation Fund, 0.35% for the CCM Mid-Cap Fund, and 1.15% for the CCM Emerging Companies Fund.

        Cadence is an investment management firm organized as a general partnership. Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence has two partners: PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. Cadence is located at 265 Franklin Street, 11th Floor, Boston, Massachusetts 02110. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of December 31, 2002, of approximately $4.3 billion.

NFJ

        Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the NFJ Small-Cap Value, NFJ Basic Value and NFJ Equity Income Funds along with the Small-Cap Value Equity Discipline of the Multi-Discipline Portfolio. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund):
0.50% for the NFJ Small-Cap Value Fund and Small-Cap Value Equity Discipline of the Multi-Discipline Portfolio, 0.35% for the NFJ Equity Income Fund and 0.35% for the NFJ Basic Value Fund.

        NFJ is an investment management firm organized as a general partnership. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ has two partners: PIMCO Advisors as the supervisory partner, and NFJ Management Inc. as the managing partner. NFJ is located at 2121 San Jacinto, Suite 1840, Dallas, Texas 75201. NFJ provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by NFJ had combined assets, as of December 31, 2002, of approximately $1.9 billion.

Nicholas-Applegate

        Pursuant to a Portfolio Management Agreement between the Adviser and Nicholas-Applegate, Nicholas-Applegate is the Sub-Adviser and provides investment advisory services to the NACM Flex-Cap Value, NACM Core Equity, NACM Global, NACM Growth, NACM International, NACM Pacific Rim and NACM Value Funds and the International Equity Discipline of the Multi-Discipline Portfolio. For the services provided, the Adviser (not the Trust) pays Nicholas-Applegate a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.40% for the NACM Core Equity, NACM Growth and NACM Value Funds, 0.55% for the NACM Flex-Cap Value Fund, 0.60% for the NACM Global and NACM International Funds and International Equity Discipline of the Multi-Discipline Portfolio and 0.80% for the NACM Pacific Rim Fund.

        Nicholas-Applegate is an investment management firm organized as a Delaware limited liability company (formerly Nicholas-Applegate Capital Management, a California limited partnership). Nicholas-Applegate is located at 600 West Broadway, San Diego, California 92101. Nicholas-Applegate was organized in 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible or exercisable for publicly traded equity securities, with the goal of capital appreciation. Accounts managed by Nicholas-Applegate had combined assets, as of December 31, 2002, of approximately $16.6 billion.

Dresdner

        Pursuant to a Portfolio Management Agreement between the Adviser and Dresdner, Dresdner provides investment services to the RCM Global Small-Cap, RCM Global Technology, RCM Global Healthcare, RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap, RCM Tax-Managed Growth, RCM Biotechnology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds and the Large-Cap Growth Discipline of the Multi-Discipline Portfolio. For the services provided, the Adviser (not the Trust) pays Dresdner a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular
Fund): 0.90% for the RCM Global Small-Cap Fund, 0.85% for the RCM Global Technology Fund, 0.70% for the RCM Global Healthcare Fund, 0.35% for the RCM Large-Cap Growth Fund and the Large-Cap Growth Discipline of the Multi-Discipline Portfolio, 0.50% for the RCM Tax-Managed Growth Fund, 0.37% for the RCM Mid-Cap Fund, 0.62% for the RCM Small-Cap Fund, 0.80% for the RCM Biotechnology Fund, 0.40% for the RCM International Growth Equity Fund, 0.90% for the RCM Emerging Markets Fund and 0.70% for the RCM Europe Fund.

        Dresdner RCM Global Investors LLC is a Delaware limited liability company. Organized in 1998, it is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. It was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of December 31, 2002, Dresdner had approximately $29.2 billion in assets under management.

        Information about the portfolio managers for the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Fund is set forth in the prospectus for these Funds, which is incorporated herein by reference.

        For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the amount of portfolio management fees paid by the Adviser (or its predecessor) to the applicable Sub-Adviser (or its predecessor) for each of the Funds was as follows (the following does not include the PIMCO NACM Funds, which have only recently commenced operations):

[TO BE UPDATED BY AMENDMENT]

                                                                 YEAR                 YEAR              YEAR
                                                                 ENDED                ENDED             ENDED
                                                                6/30/02              6/30/01           6/30/00
                                                             ------------         ------------      ------------
Former Equity Income Fund/(1)/                               $        N/A         $      3,096      $    186,339
PEA Value Fund                                                  1,686,182                  N/A           613,460
NFJ Small-Cap Value Fund                                        2,667,201            1,597,026         1,648,817
Select Growth Fund/(1)/                                           211,868                  N/A               N/A
PEA Growth & Income Fund                                          355,884                  N/A               N/A
CCM Capital Appreciation Fund                                   2,462,551            2,851,542         3,251,731
CCM Mid-Cap Fund/(1)/                                           3,319,269            3,890,869         3,584,533
CCM Emerging Companies Fund/(1)/                                2,579,205            2,694,393         2,590,845
Small-Cap Fund/(1)/                                                     0               28,103           520,548
Enhanced Equity Fund/(1)/                                               0              145,635           214,805
Balanced Fund/(1)/                                                    N/A                  N/A            46,920
PEA Renaissance Fund                                           14,339,245                  N/A               N/A
PEA Growth Fund                                                 5,839,935                  N/A               N/A
PEA Target Fund                                                 6,178,302                  N/A               N/A
PEA Opportunity Fund                                            2,083,842                  N/A               N/A
PEA Innovation Fund                                             9,635,366                  N/A               N/A
Healthcare Innovation Fund/(1)/                                         0                  N/A               N/A
International Fund/(1)/                                               N/A              378,749           590,489

Select International Fund/(1)/                                    236,001              118,873               N/A
Select World Fund/(1)/                                                  0                2,169               N/A
Europe Growth Fund/(1)/                                                 0                2,851               N/A
New Asia Fund/(1)/                                                      0                3,718               N/A
Emerging Markets Fund/(1)/                                              0                2,989               N/A
Precious Metal Fund/(1)/                                              N/A                  N/A            42,241
Value 25 Fund/(1)/                                                    N/A                  N/A             6,891
PPA Tax-Efficient Equity Fund                                     141,385              181,718           176,618
Structured Emerging Markets Fund/(1)/                              63,365              104,648           163,518
PPA Tax-Efficient Structured Emerging Markets Fund                272,673              272,539           310,643
CCM Mega-Cap Fund                                                   7,895               12,235           310,460
Global Innovation Fund/(1)/                                     1,367,732                  N/A               N/A
NFJ Basic Value Fund                                                4,839                3,605               422
NFJ Equity Income Fund                                            139,281              155,584             8,789
RCM Balanced Fund/(1)/                                             67,418                  N/A               N/A
RCM Large-Cap Growth Fund                                         392,154                  N/A               N/A
RCM Tax-Managed Growth Fund                                        17,943                  N/A               N/A
RCM Mid-Cap Fund                                                  854,608                  N/A               N/A
RCM Small-Cap Fund                                                131,345                  N/A               N/A
RCM Global Small-Cap Fund                                          56,493                  N/A               N/A
RCM Global Technology Fund                                      1,297,144                  N/A               N/A
RCM Global Equity Fund                                              3,648                  N/A               N/A
RCM International Growth Equity Fund                              251,456                  N/A               N/A
RCM Emerging Markets Fund                                          40,189                  N/A               N/A
RCM Europe Fund                                                    98,666                  N/A               N/A
RCM Biotechnology Fund                                          1,636,541                  N/A               N/A
RCM Global Healthcare Fund                                        637,354                  N/A               N/A

TOTAL                                                        $ 59,076,992         $ 12,444,149      $ 14,268,069

----------

    /(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Basis for Approval of the Advisory Agreement and Portfolio Management Agreements

        In determining to approve the Advisory Agreement and the Portfolio Management Agreements, the Trustees met with the relevant investment advisory personnel from the adviser and sub-advisers and considered information relating to the education, experience and number of investment professionals and other personnel providing services under the applicable agreement. See "Management of the Funds" in the Prospectus and "Management of the Trust - Investment Adviser" and "Management of the Trust - Portfolio Management Agreements" in this Statement of Additional Information. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the PIMCO Funds Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the adviser and sub-advisers to the Funds were appropriate to fulfill effectively the duties of the adviser and sub-advisers under the applicable agreement. The Trustees also considered the business reputation of the adviser and sub-advisers, their financial resources and its professional liability insurance coverage and concluded that the they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

        The Trustees received information concerning the investment philosophy and investment process applied by each Sub-Adviser in managing the Funds. In this connection, the Trustees considered each Sub-Adviser's in-house research capabilities as well as other resources available to each Sub-Adviser's personnel, including research services available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that each Sub-Adviser's investment process, research capabilities and philosophy were well suited to the relevant Funds, given each Fund's investment objectives and policies.

        The Trustees considered the scope of the services provided by the adviser and sub-advisers to the Funds under the Advisory Agreement and Portfolio Management Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the adviser's and sub-advisers' standard of care was comparable to that found in most mutual fund investment advisory agreements. See "Advisory Agreement" above. The Trustees concluded that the scope of the adviser's and sub-advisers' services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment objective, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.

        The Trustees considered the quality of the services provided by the adviser and sub-advisers to the Funds. The Trustees also evaluated the procedures of the adviser and sub-advisers designed to fulfill the their fiduciary duty to the Funds with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees) (see "Management of the Trust - Codes of Ethics" above), the procedures by which each Sub-Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of each Sub-Adviser in these matters. The Trustees also received information concerning standards of the adviser and sub-adviser with respect to the execution of portfolio transactions. See "Portfolio Transactions and Brokerage" below.

        In approving the agreements, the Trustees also considered so-called "fallout benefits" to the Adviser and each Sub-Adviser such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Funds and the fact that the Adviser and each Sub-Adviser will receive services from brokers who execute portfolio transactions for the Trust. See "Portfolio Transactions and Brokerage."

FUND ADMINISTRATOR

        In addition to its services as Adviser, PIMCO Advisors Fund Management serves as administrator (and is referred to in this capacity as the "Administrator") to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. PIMCO Advisors Fund Management has retained Pacific Investment Management as sub-administrator to provide such services pursuant to a sub-administration agreement (the "Sub-Administration Agreement"). PIMCO Advisors Fund Management may also retain other affiliates to provide such services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the following annual rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to the indicated class or classes of shares on an annual basis):

                             ADMINISTRATIVE FEE RATE

                                 INSTITUTIONAL
                                      AND                       CLASS A, CLASS B,
                                 ADMINISTRATIVE                    AND CLASS C                     CLASS D         CLASS R
             FUND                   CLASSES*                         SHARES*                       SHARES**        SHARES
------------------------------  ----------------   -------------------------------------------  -------------    ------------
PPA Tax-Efficient Equity Fund   0.25%              0.40% of first $2.5 billion                  0.65%            N/A
                                                   0.35% of amounts in excess of $2.5 billion

PEA Value Fund                  0.25%              0.40% of first $2.5 billion                  0.65%            0.50%
                                                   0.35% of amounts in excess of $2.5 billion

NFJ Small-Cap Value Fund        0.25%              0.40% of first $2.5 billion                  0.65%            0.50%
                                                   0.35% of amounts in excess of $2.5 billion

PEA Growth & Income Fund        0.25%              0.50% of the first $2.5 billion              0.75%            0.50%
                                                   0.45% of amounts in excess of $2.5 billion

CCM Mega-Cap Fund               0.25%                                 N/A                       N/A              N/A

CCM Capital Appreciation Fund   0.25%              0.40% of first $2.5 billion                  0.65%            0.50%
                                                   0.35% of amounts in excess of $2.5 billion

                                  INSTITUTIONAL
                                      AND                       CLASS A, CLASS B,
                                 ADMINISTRATIVE                    AND CLASS C                     CLASS D         CLASS R
             FUND                   CLASSES*                         SHARES*                       SHARES**        SHARES
------------------------------  ----------------   -------------------------------------------  -------------    ------------
CCM Mid-Cap Fund                0.25%              0.40% of first $2.5 billion                  0.65%            0.50%
                                                   0.35% of amounts in excess of $2.5 billion

CCM Emerging Companies Fund     0.25%                                 N/A                       N/A              N/A

PEA Renaissance Fund            0.25%              0.40% of first $2.5 billion                  0.65%            0.50%
                                                   0.35% of amounts in excess of $2.5 billion

PEA Growth Fund                 0.25%              0.40% of first $2.5 billion                  0.65%            0.50%
                                                   0.35% of amounts in excess of $2.5 billion

PEA Target Fund                 0.25%              0.40% of first $2.5 billion                  0.65%            N/A
                                                   0.35% of amounts in excess of $2.5 billion

PEA Opportunity Fund            0.25%              0.40% of first $2.5 billion                  0.65%            N/A
                                                   0.35% of amounts in excess of $2.5 billion

PEA Innovation Fund             0.25%              0.40% of first $2.5 billion                  0.65%            N/A
                                                   0.35% of amounts in excess of $2.5 billion

PPA Tax-Efficient Structured    0.50%                                 N/A                       N/A              N/A
Emerging Markets Fund

NFJ Equity Income Fund          0.25%              0.50% of first $2.5 billion                  0.75%            0.50%
                                                   0.45% of amounts in excess of $2.5
                                                   billion

NFJ Basic Value Fund            0.25%              0.50% of first $2.5 billion                  0.75%            N/A
                                                   0.45% of amounts in excess of $2.5 billion

Asset Allocation Fund           0.10%***           0.40% of first $2.5 billion                  N/A              N/A
                                                   0.35% of amounts in excess of $2.5 billion

Multi-Discipline Portfolio      0.30%              0.50% of first $2.5 billion                  0.50%            0.50%
                                                   0.45% of amounts in excess of $2.5 billion

RCM International Growth        0.50%              0.70% of first $2.5 billion                  0.95%            N/A
Equity Fund                                        0.65% of amounts in excess of $2.5 billion

RCM Emerging Markets Fund       0.50%              0.70% of first $2.5 billion                  0.95%            N/A
                                                   0.65% of amounts in excess of $2.5 billion

RCM Europe Fund                 0.50%              0.70% of first $2.5 billion                  0.95%            N/A
                                                   0.65% of amounts in excess of $2.5 billion

RCM Global Small-Cap Fund       0.40%              0.60% of first $2.5 billion                  0.85%            N/A
                                                   0.55% of amounts in excess of $2.5 billion

RCM Global Technology Fund      0.40%              0.55% of first $2.5 billion                  0.80%            N/A
                                                   0.50% of amounts in excess of $2.5 billion

RCM Global Healthcare           N/A                0.55% of first $2.5 billion                  0.80%            N/A
Fund                                               0.50% of amounts in excess of $2.5 billion

RCM Large-Cap Growth Fund       0.30%              0.50% of first $2.5 billion                  0.75%            0.50%
                                                   0.45% of amounts in excess of $2.5
                                                   billion

                                  INSTITUTIONAL
                                      AND                       CLASS A, CLASS B,
                                 ADMINISTRATIVE                    AND CLASS C                     CLASS D         CLASS R
             FUND                   CLASSES*                         SHARES*                       SHARES**        SHARES
------------------------------  ----------------   -------------------------------------------  -------------    ------------
RCM Tax-Managed Growth Fund     0.30%              0.50% of first $2.5 billion                  0.75%            N/A
                                                   0.45% of amounts in excess of $2.5
                                                   billion

RCM Mid-Cap Fund                0.30%              0.50% of first $2.5 billion                  0.75%            0.50%
                                                   0.45% of amounts in excess of $2.5
                                                   billion

RCM Small-Cap Fund              0.30%              N/A                                          N/A              N/A

RCM Biotechnology Fund          N/A                0.45% of first $2.5 billion                  0.70%            N/A
                                                   0.40% of amounts in excess of $2.5
                                                   billion

NACM Flex-Cap Value Fund****    0.30%              0.50% of first $2.5 billion                  0.75%            N/A
                                                   0.45% of amounts in excess of $2.5 billion

NACM Core Equity Fund****       0.30%              0.50% of first $2.5 billion                  0.75%            N/A
                                                   0.45% of amounts in excess of $2.5 billion

NACM Global Fund****            0.40%              0.60% of first $2.5 billion                  0.85%            0.60%
                                                   0.55% of amounts in excess of $2.5 billion

NACM Growth Fund****            0.30%              0.50% of first $2.5 billion                  0.75%            N/A
                                                   0.45% of amounts in excess of $2.5 billion

NACM International Fund****     0.50%              0.70% of first $2.5 billion                  0.95%            0.70%
                                                   0.65% of amounts in excess of $2.5 billion

NACM Pacific Rim Fund           0.50%              0.70% of first $2.5 billion                  0.95%            N/A
                                                   0.65% of amounts in excess of $2.5 billion

NACM Value Fund****             0.30%              0.50% of first $2.5 billion                  0.75%            N/A
                                                   0.45% of amounts in excess of $2.5 billion

Large-Cap Value Fund            0.30%              0.50%                                        N/A              N/A

International Value Fund        0.50%              0.70%                                        N/A              N/A

Balanced Value Fund             0.30%              0.50%                                        N/A              N/A

Core Equity Fund                0.30%              N/A                                          N/A              N/A

Small-Cap Value Fund            0.30%              N/A                                          N/A              N/A

Disciplined Value Fund          0.30%              N/A                                          N/A              N/A

Mid-Cap Value Fund              0.30%              N/A                                          N/A              N/A

    * The Administrator receives administrative fees based on a Fund's average daily net assets attributable in the aggregate to its Institutional and Administrative Class shares on the one hand, and to its Class A, Class B and Class C shares on the other.

    ** As described below, the Administration Agreement includes a plan adopted in conformity with Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

    *** The Administrative Fee for Institutional and Administrative Class shares of the Asset Allocation Fund reflects a fee waiver currently in effect. In the absence of this waiver, the Administrative Fee rate for Institutional and Administrative Class shares of the Fund would be 0.15% per annum.

    ****The Adviser has agreed to waive, reduce or reimburse its Administrative Fee for each class of each of these Funds to the extent the relevant Fund's Annual Operating Expenses exceed, due to the payment of organizational and other expenses, the amount set forth in the relevant Prospectus during the Fund's initial fiscal year.

        Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors Fund Management, Pacific Investment Management, or their subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction and investment-related expenses;
(iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO Advisors Fund Management, PIMCO Advisors, any Sub-Adviser, or the Trust, and any counsel retained exclusively for their benefit ("disinterested Trustees' expenses");
(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

        Class-specific expenses include distribution and/or service fees payable with respect to the Class A, Class B, Class C, Class D, Class R or Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan (the "Multi-Class Plan") adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.

        The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) with respect to the PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity and PEA Innovation Funds, by a majority of the Trustees who are not interested persons of the Trust or PIMCO Advisors Fund Management, on 60 days' written notice to PIMCO Advisors Fund Management.

        Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms). The Administration Agreement includes a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares--Plan for Class D Shares."

        After an initial two-year term, the Sub-Administration Agreement will continue from year to year upon the approval of the parties thereto. The Sub-Administration Agreement may be terminated at any time by PIMCO Advisors Fund Management or Pacific Investment Management upon 60 days' written notice to the other party and, with respect to the services rendered to the Trust, at any time by vote of a majority of the disinterested Trustees of the Trust. The Sub-Administration Agreement will also terminate upon termination of the Administration Agreement.

        For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the aggregate amount of the administration fees paid by the Funds was as follows (those Funds which have only recently commenced operations and did not pay administrative fees during the periods shown are not included):
        [TO BE UPDATED BY AMENDMENT]

                                                                 YEAR            YEAR               YEAR
                                                                ENDED            ENDED             ENDED
FUND                                                           6/30/02          6/30/01            6/30/00
----                                                         -----------      -----------        -----------
Former Equity Income Fund/(1)/                               $       N/A      $       N/A        $   463,388
PEA Value Fund                                                 1,743,407          764,790            678,205
NFJ Small-Cap Value Fund                                       2,024,607        1,196,025          1,232,827
Select Growth Fund/(1)/                                          152,203          183,873             11,113
PEA Growth & Income Fund                                         305,223           51,398             12,856
CCM Capital Appreciation Fund                                  2,147,587        2,418,667          2,654,312
CCM Mid-Cap Fund/(1)/                                          2,804,796        3,291,403          3,040,667
CCM Emerging Companies Fund/(1)/                                 602,486          581,517            559,152

Small-Cap Fund/(1)/                                                  N/A              N/A            144,597
Enhanced Equity Fund/(1)/                                            N/A              N/A            153,432
Balanced Fund/(1)/                                                   N/A              N/A             50,287
PEA Renaissance Fund                                          11,025,246        3,197,583          2,184,805
PEA Growth Fund                                                5,795,556        9,703,273         10,491,542
PEA Target Fund                                                5,411,000        8,306,572          6,594,163
PEA Opportunity Fund                                           1,390,396        1,976,964          2,117,069
PEA Innovation Fund                                            6,967,895       15,982,199         12,859,854
Healthcare Innovation/(1)/                                        10,606            4,176                N/A
International Fund/(1)/                                              N/A              N/A            926,817
Select International Fund/(1)/                                   378,800          126,358             58,068
Precious Metals Fund/(1)/                                            N/A              N/A             12,554
Value 25 Fund/(1)/                                                   N/A              N/A              1,622
PPA Tax-Efficient Equity Fund                                    139,417          179,873            174,436
Structured Emerging Markets Fund/(1)/                                  0          147,990            233,597
PPA Tax-Efficient Structured Emerging Markets Fund               389,532          385,132            443,776
CCM Mega-Cap Fund                                                  5,639            8,710              7,472
Global Innovation Fund/(1)/                                    1,025,490        1,509,003             99,521
NFJ Basic Value Fund                                               3,457            2,571                301
NFJ Equity Income Fund                                           103,881          113,726              6,278
Asset Allocation Fund                                            159,865           77,252             65,448
30/70 Portfolio/(1)/                                                   0           23,305             29,149
90/10 Portfolio/(1)/                                                   0           84,634             60,246
RCM Large-Cap Growth Fund                                        293,154              N/A                N/A
RCM Tax-Managed Growth Fund                                       43,915              N/A                N/A
RCM Mid-Cap Fund                                                 583,183              N/A                N/A
RCM Small-Cap Fund                                                92,285              N/A                N/A
RCM Global Small-Cap Fund                                         60,615              N/A                N/A
RCM Global Technology Fund                                       688,996              N/A                N/A
RCM Global Equity Fund                                            32,993              N/A                N/A
RCM International Growth Equity Fund                             331,821              N/A                N/A
RCM Emerging Markets Fund                                         35,551              N/A                N/A
RCM Europe Fund                                                   99,109              N/A                N/A
RCM Biotechnology Fund                                           847,513              N/A                N/A
RCM Global Healthcare Fund                                       469,116              N/A                N/A

TOTAL                                                        $46,165,340      $50,316,994        $45,367,554

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

                          DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR AND MULTI-CLASS PLAN

        PIMCO Advisors Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract (the "Distribution Contract") with the Trust. The Distributor is an indirect subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below for executing securities transactions.

        The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).

        The Trust currently offers up to seven classes of shares of each of the
Funds: Class A, Class B, Class C, Class D, Class R, Institutional Class and Administrative Class shares.

        Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the NASD, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

        Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of PIMCO Funds: Multi-Manager Series in particular investment products, programs or accounts for which a fee may be charged.

        Class R shares are generally available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified defined compensation plans and other accounts whereby the plan or the plan's financial service firm has an agreement with the Distributor or the Adviser to utilize Class R shares in certain investment products or programs (collectively, "retirement plans"). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SERs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans or through the PIMCO College Access 529 Plan.

        Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Funds). Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

        Under the Trust's Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

        Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

CONTINGENT DEFERRED SALES CHARGE AND INITIAL SALES CHARGE

        As described in the Class A, B and C Prospectuses under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

        During the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:
        [TO BE UPDATED BY AMENDMENT]

                                                 Year Ended            Year Ended            Year Ended
                           Class                  6/30/02                6/30/01              6/30/00
                      ---------------         ---------------        ---------------       ---------------
                          Class A               $   301,912            $    172,936          $   171,399

                          Class B                 5,380,785               5,106,530            2,328,986

                          Class C                   687,586               1,071,004              612,618

        As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Distributor received an aggregate of $27,856,694, $17,921,345 and $16,118,114, respectively, and retained an aggregate of $3,835,123, $2,361,709 and $2,703,541, respectively, in initial sales charges paid by Class A shareholders of the Trust.

DISTRIBUTION AND SERVICING PLANS FOR CLASS A, CLASS B, CLASS C AND CLASS R
SHARES

        As stated in the Class A, B and C Prospectus under the caption "Investment Options -- Class A, B and C Shares--Distribution and Servicing (12b-1) Plans" and in the Class R Prospectus under the caption "How to Buy and Sell Shares," Class A, Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

        Pursuant to separate Distribution and Servicing Plans for Class A, Class B, Class C and Class R shares (the "Retail Plans"), the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations.

        The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors) in connection with the sale of Class B, Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund's Class A, Class B, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A Servicing Fees

        As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of 0.25% (calculated as a percentage of each Fund's average daily net assets attributable to Class A shares).

Class B, Class C and Class R Distribution and Servicing Fees

        As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B, Class C and Class R shares of the Trust, and in connection with personal services rendered to Class B, Class C and Class R shareholders of the Trust and the maintenance of Class B, Class C and Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a retirement plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund's average daily net assets attributable to Class B, Class C and Class R shares, respectively):

                                             SERVICING FEE     DISTRIBUTION FEE
                                             -------------     ----------------
               Class B and Class C               0.25%              0.75%
               Class R                           0.25%              0.25%

        The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

        The distribution fee applicable to Class B, Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B, Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B, Class C or Class R shares, printing of prospectuses and reports for other than existing Class B, Class C or Class R shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B, Class C and Class R shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

        Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B, Class C or Class R shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

ALL FUNDS/(1)/                                 SERVICING FEE   DISTRIBUTION FEE
--------------                                 -------------   ----------------
Class A                                             0.25%            N/A

Class B/(2)/                                        0.25%            None

Class C (purchased before July 1, 1991)             0.25%            None

Class C/(3)/ (purchased on or after July            0.25%            0.65%
 1, 1991)

Class R                                             0.25%            0.25%

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in transactions which took place on January 17, 1997

2.  Payable only with respect to shares outstanding for one year or more.

3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

        The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed 0.50% of the amount of any sale. In its capacity as administrator for the Funds, PIMCO Advisors Fund Management may pay participating brokers and other intermediaries for sub-transfer agency and other services.

        If in any year the Distributor's expenses incurred in connection with the distribution of Class B, Class C and Class R shares and, for Class A, Class B, Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

        Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("disinterested Retail Plan Trustees"), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

        The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

        If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

        The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing expense ratios and/or by affording greater flexibility to the Sub-Advisers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B, Class C and Class R shares of the Trust, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class A, Class B, Class C and Class R shares.

PAYMENTS PURSUANT TO CLASS A PLANS

        For the fiscal years ended June 30, 2002, June 30, 2001, June 30, 2000, the Trust paid the Distributor an aggregate of $6,226,486, $6,253,609 and $4,791,777, respectively, pursuant to the Class A Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the PIMCO NACM Funds or the Large-Cap Value, International Value or Balanced Value Funds, which have only recently commenced operations):
        [TO BE UPDATED BY AMENDMENT]

                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED
FUND                                                   6/30/02        6/30/01         6/30/00
----                                                 ------------   ------------    ------------
Former Equity Income Fund/(1)/                       $        N/A   $        N/A    $     35,417
PEA Value Fund                                            238,519         72,874          48,672
NFJ Small-Cap Value Fund                                  475,823        302,569         281,899
Select Growth Fund/(1)/                                    21,566         45,995           2,930
PEA Growth & Income Fund                                   31,529          4,433             N/A
CCM Capital Appreciation Fund                             271,104        260,682         211,691
CCM Mid-Cap Fund/(1)/                                     291,311        357,864         344,881
CCM Emerging Companies Fund/(1)/                                0              0             N/A
Balanced Fund/(1)/                                            N/A            N/A           5,099
PEA Renaissance Fund                                    2,363,462        529,766         188,955
PEA Growth Fund                                           351,052        561,439         584,296
PEA Target Fund                                           556,412        786,140         575,532
PEA Opportunity Fund                                      187,105        278,358         336,308
PEA Innovation Fund                                     1,259,648      2,834,535       2,086,704
Healthcare Innovation Fund/(1)/                             1,619            407             N/A
International Fund/(1)/                                       N/A            N/A          37,673
Select International Fund/(1)/                             15,906          3,036             N/A
Precious Metals Fund/(1)/                                     N/A            N/A           6,974
Value 25 Fund/(1)/                                            N/A            N/A           1,014
PPA Tax-Efficient Equity Fund                              14,709         19,948          20,413
Structured Emerging Markets Fund/(1)/                           0              0             N/A
PPA Tax-Efficient Structured Emerging Markets Fund              0              0             N/A
CCM Mega-Cap Fund                                               0              0             N/A
Global Innovation Fund/(1)/                               129,913        184,645          13,809
NFJ Basic Value Fund                                            0              0             N/A
NFJ Equity Income Fund                                        682              0             N/A
Asset Allocation Fund                                      10,463          6,360           6,127
30/70 Portfolio/(1)/                                            0            976           1,092
90/10 Portfolio/(1)/                                            0          3,582           2,291
RCM Large-Cap Growth Fund                                     266            N/A             N/A
RCM Tax-Managed Growth Fund                                    66            N/A             N/A
RCM Mid-Cap Fund                                               93            N/A             N/A
RCM Small-Cap Fund                                              0            N/A             N/A
RCM Global Small-Cap Fund                                      65            N/A             N/A
RCM Global Technology Fund                                    362            N/A             N/A
RCM Global Equity Fund                                         71            N/A             N/A
RCM International Growth Equity Fund                        4,233            N/A             N/A
RCM Emerging Markets Fund                                      62            N/A             N/A
RCM Europe Fund                                                22            N/A             N/A
RCM Biotechnology Fund                                        171            N/A             N/A
RCM Global Healthcare Fund                                    252            N/A             N/A

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        During the fiscal year ended June 30, 2002, the amounts collected pursuant to the Class A Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $5,105,719; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $1,120,767. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:
        [TO BE UPDATED BY AMENDMENT]

                                                      SALES MATERIAL
                                                        AND OTHER
                                       COMPENSATION      EXPENSES         TOTAL
                                       ------------   --------------   -----------
PEA Value Fund                         $    195,586   $       42,933   $   238,519
NFJ Small-Cap Value Fund                    390,175           85,648       475,823
Select Growth Fund/(1)/                      17,684            3,882        21,566
PEA Growth & Income Fund                     25,854            5,675        31,529
CCM Capital Appreciation Fund               222,305           48,799       271,104
CCM Mid-Cap Fund/(1)/                       238,875           52,436       291,311
PEA Renaissance Fund                      1,938,039          425,423     2,363,462
PEA Growth Fund                             287,863           63,189       351,052
PEA Target Fund                             456,258          100,154       556,412
PEA Opportunity Fund                        153,426           33,679       187,105
PEA Innovation Fund                       1,032,911          226,737     1,259,648
Healthcare Innovation Fund/(1)/               1,328              291         1,619
Select International Fund/(1)/               13,043            2,863        15,906
PPA Tax-Efficient Equity Fund                12,061            2,648        14,709
Global Innovation Fund/(1)/                 106,529           23,384       129,913
NFJ Equity Income                               559              123           682
Asset Allocation Fund                         8,580            1,883        10,463
RCM Large-Cap Growth Fund                       218               48           266
RCM Tax-Managed Growth Fund                      54               12            66
RCM Mid-Cap Fund                                 76               17            93
RCM Global Small-Cap Fund                        53               12            65
RCM Global Technology Fund                      297               65           362
RCM Global Equity Fund                           58               13            71
RCM International Growth Equity Fund          3,471              762         4,233
RCM Emerging Markets Fund                        51               11            62
RCM Europe Fund                                  18                4            22
RCM Biotechnology Fund                          140               31           171
RCM Global Healthcare Fund                      207               45           252

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

PAYMENTS PURSUANT TO CLASS B PLANS

        For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Trust paid the Distributor an aggregate of $20,098,172, $22,986,511 and $17,229,175 respectively, pursuant to the Class B Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations):
        [TO BE UPDATED BY AMENDMENT]

                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED
FUND                                                   6/30/02         6/30/01         6/30/00
----                                                 ------------   -----------     --------------
Former Equity Income Fund/(1)/                       $        N/A   $         N/A   $      170,658
PEA Value Fund                                            977,976         392,349          310,938
NFJ Small-Cap Value Fund                                1,231,048         626,107          727,720
Select Growth Fund/(1)/                                    85,618          93,457            2,205
PEA Growth & Income Fund                                  143,273          18,797              N/A
CCM Capital Appreciation Fund                             672,029         708,094          580,680
CCM Mid-Cap Fund/(1)/                                     771,516         933,620          817,029
CCM Emerging Companies Fund/(1)/                                0               0              N/A
Balanced Fund/(1)/                                            N/A             N/A           26,925
PEA Renaissance Fund                                    6,922,444       1,514,896        1,057,065
PEA Growth Fund                                         1,248,037       2,036,742        1,683,442
PEA Target Fund                                         1,899,021       2,641,134        1,333,509
PEA Opportunity Fund                                      199,560         271,571          139,441
PEA Innovation Fund                                     5,290,527      12,906,215       10,061,312
Healthcare Innovation Fund/(1)/                             5,510             774              N/A
International Fund/(1)/                                       N/A             N/A           96,371
Select International Fund/(1)/                             35,113           9,771              N/A
Precious Metals Fund/(1)/                                     N/A             N/A            7,022
Value 25 Fund/(1)/                                            N/A             N/A            5,929
PPA Tax-Efficient Equity Fund                              78,853         105,164           95,696
Structured Emerging Markets Fund/(1)/                           0               0              N/A
PPA Tax-Efficient Structured Emerging Markets Fund              0               0              N/A
CCM Mega-Cap                                                    0               0              N/A
Global Innovation/(1)/                                    432,127         634,965           35,130
NFJ Basic Value Fund                                            0               0              N/A
NFJ Equity Income Fund                                      1,961               0              N/A
Asset Allocation Fund                                      87,834          48,364           38,706
30/70 Portfolio/(1)/                                            0          17,826           17,569
90/10 Portfolio/(1)/                                            0          26,665           21,828
RCM Large-Cap Growth Fund                                     155             N/A              N/A
RCM Tax-Managed Growth Fund                                    12             N/A              N/A
RCM Mid-Cap Fund                                               40             N/A              N/A
RCM Small-Cap Fund                                              0             N/A              N/A
RCM Global Small-Cap Fund                                     134             N/A              N/A
RCM Global Technology Fund                                    255             N/A              N/A
RCM Global Equity Fund                                         40             N/A              N/A
RCM International Growth Equity Fund                       12,696             N/A              N/A
RCM Emerging Markets Fund                                     157             N/A              N/A
RCM Europe Fund                                                53             N/A              N/A
RCM Biotechnology Fund                                        428             N/A              N/A
RCM Global Healthcare Fund                                  1,755             N/A              N/A

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        During the fiscal year ended June 30, 2002, the amounts collected pursuant to the Class B Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $16,480,501; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal, operations and financing charges and expenses), $3,617,671. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:
        [TO BE UPDATED BY AMENDMENT]

                                                      SALES MATERIAL
                                                        AND OTHER
                                       COMPENSATION      EXPENSES         TOTAL
                                       ------------   --------------   ------------
PEA Value Fund                         $    801,940   $      176,036   $    977,976
NFJ Small-Cap Value Fund                  1,009,459          221,589      1,231,048
Select Growth Fund/(1)/                      70,207           15,411         85,618
PEA Growth & Income Fund                    117,484           25,789        143,273
CCM Capital Appreciation Fund               551,064          120,965        672,029
CCM Mid-Cap Fund/(1)/                       632,643          138,873        771,516
PEA Renaissance Fund                      5,676,404        1,246,040      6,922,444
PEA Growth Fund                           1,023,390          224,647      1,248,037
PEA Target Fund                           1,557,197          341,824      1,899,021
PEA Opportunity Fund                        163,639           35,921        199,560
PEA Innovation Fund                       4,338,232          952,295      5,290,527
Healthcare Innovation Fund/(1)/               4,518              992          5,510
Select International Fund/(1)/               28,793            6,320         35,113
PPA Tax-Efficient Equity Fund                64,659           14,194         78,853
Global Innovation Fund/(1)/                 354,344           77,783        432,127
NFJ Equity Income Fund                        1,608              353          1,961
Asset Allocation Fund                        72,024           15,810         87,834
RCM Large-Cap Growth Fund                       127               28            155
RCM Tax-Managed Growth Fund                      10                2             12
RCM Mid-Cap Fund                                 33                7             40
RCM Global Small-Cap Fund                       110               24            134
RCM Global Technology Fund                      209               46            255
RCM Global Equity Fund                           33                7             40
RCM International Growth Equity Fund         10,411            2,285         12,696
RCM Emerging Markets Fund                       129               28            157
RCM Europe Fund                                  43               10             53
RCM Biotechnology Fund                          351               77            428
RCM Global Healthcare Fund                    1,439              316          1,755

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

PAYMENTS PURSUANT TO CLASS C PLANS

         For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Trust paid the Distributor an aggregate of $46,145,379, $64,402,222 and $61,852,931 respectively, pursuant to the Class C Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations):
[TO BE UPDATED BY AMENDMENT]

                                                       YEAR ENDED     YEAR ENDED       YEAR ENDED
FUND                                                    6/30/02         6/30/01         6/30/00
----                                                 -------------   -------------   -------------
Former Equity Income Fund/(1)/                       $         N/A   $         N/A   $     187,033
PEA Value Fund                                           1,490,566         734,906         649,647
NFJ Small-Cap Value Fund                                 1,472,369         827,177         867,478
Select Growth Fund/(1)/                                    135,686         159,741           4,463
PEA Growth & Income Fund                                   160,428          23,816             N/A
CCM Capital Appreciation Fund                              800,708         871,666         779,541
CCM Mid-Cap Fund/(1)/                                      892,118       1,072,850       1,000,626
CCM Emerging Companies Fund/(1)/                                 0               0             N/A
Balanced Fund/(1)/                                             N/A             N/A          27,921
PEA Renaissance Fund                                    10,271,777       4,186,692       3,638,619
PEA Growth Fund                                         11,651,101      20,042,206      22,300,270
PEA Target Fund                                          9,053,425      14,827,291      12,772,126
PEA Opportunity Fund                                     2,006,656       3,124,229       3,689,475
PEA Innovation Fund                                      6,646,431      16,858,049      14,373,504
Healthcare Innovation Fund/(1)/                              5,927             639             N/A
International Fund/(1)/                                        N/A             N/A       1,010,972
Select International Fund/(1)/                             317,174          86,417             N/A
Precious Metals Fund/(1)/                                      N/A             N/A          64,702
Value 25 Fund/(1)/                                             N/A             N/A           6,258
PPA Tax-Efficient Equity Fund                              117,765         150,343         142,363
Structured Emerging Markets Fund/(1)/                            0               0             N/A
PPA Tax-Efficient Structured Emerging Markets Fund               0               0             N/A
CCM Mega-Cap Fund                                                0               0             N/A
Global Innovation Fund/(1)/                                733,320       1,110,012          67,185
NFJ Basic Value Fund                                             0               0             N/A
NFJ Equity Income Fund                                       3,743               0             N/A
Asset Allocation Fund                                      268,825         119,179         100,301
30/70 Portfolio/(1)/                                             0          36,475          50,881
90/10 Portfolio/(1)/                                             0         170,534         119,566
RCM Large-Cap Growth Fund                                      102             N/A             N/A
RCM Tax-Managed Growth Fund                                     10             N/A             N/A
RCM Mid-Cap Fund                                                73             N/A             N/A
RCM Small-Cap Fund                                               0             N/A             N/A
RCM Global Small-Cap Fund                                      486             N/A             N/A
RCM Global Technology Fund                                     294             N/A             N/A
RCM Global Equity Fund                                          91             N/A             N/A
RCM International Growth Equity Fund                       113,528             N/A             N/A
RCM Emerging Markets Fund                                      880             N/A             N/A
RCM Europe Fund                                                 58             N/A             N/A
RCM Biotechnology Fund                                         629             N/A             N/A
RCM Global Healthcare Fund                                   1,209             N/A             N/A

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        During the fiscal year ended June 30, 2002, the amounts collected pursuant to the Class C Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $37,839,211; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $8,306,168. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:
        [TO BE UPDATED BY AMENDMENT]

                                                      SALES MATERIAL
                                                        AND OTHER
                                       COMPENSATION      EXPENSES         TOTAL
                                       ------------   --------------   ------------
PEA Value Fund                         $  1,222,264   $      268,302   $  1,490,566
NFJ Small-Cap Value Fund                  1,207,343          265,026      1,472,369
Select Growth Fund/(1)/                     111,263           24,423        135,686
PEA Growth & Income Fund                    131,551           28,877        160,428
CCM Capital Appreciation Fund               656,581          144,127        800,708
CCM Mid-Cap Fund/(1)/                       731,537          160,581        892,118
PEA Renaissance Fund                      8,422,857        1,848,920     10,271,777
PEA Growth Fund                           9,553,903        2,097,198     11,651,101
PEA Target Fund                           7,423,809        1,629,616      9,053,425
PEA Opportunity Fund                      1,645,458          361,198      2,006,656
PEA Innovation Fund                       5,450,073        1,196,358      6,646,431
Healthcare Innovation Fund/(1)/               4,860            1,067          5,927
Select International Fund/(1)/              260,083           57,091        317,174
PPA Tax-Efficient Equity Fund                96,567           21,198        117,765
Global Innovation Fund/(1)/                 601,322          131,998        733,320
NFJ Equity Income Fund                        3,069              674          3,743
Asset Allocation Fund                       220,437           48,388        268,825
RCM Large-Cap Growth Fund                        84               18            102
RCM Tax-Managed Growth Fund                       8                2             10
RCM Mid-Cap Fund                                 60               13             73
RCM Global Small-Cap Fund                       399               87            486
RCM Global Technology Fund                      241               53            294
RCM Global Equity Fund                           75               16             91
RCM International Growth Equity Fund         93,093           20,435        113,528
RCM Emerging Markets Fund                       722              158            880
RCM Europe Fund                                  48               10             58
RCM Biotechnology Fund                          516              113            629
RCM Global Healthcare Fund                      991              218          1,209

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. As of June 30, 2002, such expenses were approximately $51,466,000 in excess of payments under the Class A Plan, $98,376,000 in excess of payments under the Class B Plan and $4,298,000 in excess of payments under the Class C Plan.

        The allocation of such excess (on a pro rata basis) among the Funds listed below as of June 30, 2002 was as follows (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations):
        [TO BE UPDATED BY AMENDMENT]

Fund                                          Class A          Class B         Class C
-----------------------------------------------------------------------------------------
CCM Capital Appreciation Fund                  1,884,000        1,421,000         156,000
PEA Growth Fund                               12,036,000        5,631,000     (13,282,000)
PEA Growth & Income Fund                         239,000          656,000         348,000
PEA Innovation Fund                            9,395,000       28,565,000       3,406,000
Select World Fund/(1)/                             7,000              N/A             N/A
Europe Growth Fund/(1)/                              N/A              N/A           2,000
CCM Mid-Cap Fund                               3,493,000        1,402,000         171,000
PEA Opportunity Fund                           4,999,000          654,000      (7,343,000)
PEA Renaissance Fund                           3,293,000       35,580,000       4,928,000
NFJ Small-Cap Value Fund                       1,916,000        5,385,000         875,000
PEA Target Fund                               10,794,000        8,600,000       6,893,000
PEA Value Fund                                   427,000        6,233,000       3,843,000
PPA Tax-Efficient Equity Fund                    595,000          259,000         291,000
Select Growth Fund/(1)/                           36,000          446,000       1,389,000
Global Innovation Fund/(1)/                      145,000        2,812,000         623,000
Asset Allocation Fund                            783,000          263,000         260,000
RCM Large-Cap Growth Fund                          6,000            5,000           1,000
RCM Tax-Managed Growth Fund                        2,000              N/A             N/A
RCM Mid-Cap Fund                                  (1,000)             N/A             N/A
RCM Global Small-Cap Fund                            N/A            1,000           3,000
RCM Global Technology Fund                         7,000            3,000           3,000
RCM International Growth Equity Fund           1,407,000          332,000       1,263,000
RCM Emerging Markets Fund                            N/A            1,000           1,000
RCM Europe Fund                                   (1,000)             N/A             N/A
RCM Biotechnology Fund                             6,000           19,000          11,000
RCM Global Healthcare Fund                         2,000           29,000          14,000

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of June 30, 2002, was as follows:
        [To be updated by amendment]

Fund                                       Class A      Class B      Class C
----------------------------------------------------------------------------

CCM Capital Appreciation Fund               1.53%        2.27%        0.20%
PEA Growth Fund                             8.78%        6.10%       -1.51%
PEA Growth & Income Fund                    1.41%        4.51%        1.99%
PEA Innovation Fund                         3.12%        9.38%        0.89%
CCM Mid-Cap Fund                            3.55%        2.00%        0.21%
PEA Opportunity Fund                        7.29%        4.19%       -4.47%
PEA Renaissance Fund                        0.22%        3.26%        0.34%
NFJ Small-Cap Value Fund                    0.64%        2.88%        0.37%
PEA Target Fund                             5.45%        5.93%        1.00%
PEA Value Fund                              0.19%        3.10%        1.45%
PPA Tax-Efficient Equity Fund              11.12%        4.30%        2.89%
Global Innovation Fund/(1)/                 0.43%       10.87%        1.42%
Select Growth Fund/(1)/                     0.66%        7.06%       14.08%
Asset Allocation Fund                      16.10%        2.46%        0.79%
RCM Large-Cap Growth Fund                   0.88%        3.11%        0.94%
RCM Tax-Managed Growth Fund                 0.76%        0.00%        0.00%
RCM Mid-Cap Fund                           -0.81%        0.00%        0.00%
RCM Global Small-Cap Fund                   0.00%        2.00%        0.72%
RCM Global Technology Fund                  1.00%        2.04%        1.04%
RCM Global Equity Fund                      0.00%        0.00%        0.00%
RCM International Growth Equity Fund       16.98%        7.84%        3.36%
RCM Emerging Markets Fund                   0.00%        1.06%        0.23%
RCM Europe Fund                            -1.41%        0.00%        0.00%
RCM Biotechnology Fund                      1.26%        5.79%        2.46%
RCM Global Healthcare Fund                  0.28%        3.42%        1.59%

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

PAYMENTS PURSUANT TO CLASS R SHARES

        Class R shares of the Funds have only recently commenced being offered. As a result, no payments were made to the Distributor pursuant to the Class R Plan for the periods ended June 30, 2002 or for any earlier periods.

DISTRIBUTION AND ADMINISTRATIVE SERVICES PLANS FOR ADMINISTRATIVE CLASS SHARES

        The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the "Administrative Plans") with respect to the Administrative Class shares of each Fund.

        Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

        Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

        The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. The Administrative Distribution Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.

        Each Administrative Plan provides that it may not be amended to increase materially the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Administrative Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

        Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Administrative Plan Trustees. The Administrative Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

        Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

        Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

        Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

        Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

PAYMENTS PURSUANT TO THE ADMINISTRATIVE PLANS

        For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Trust paid qualified service providers an aggregate of $1,328,836, $1,253,867 and $1,168,882 respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan (these amounts do not include amounts paid on behalf of the PIMCO NACM Funds, which have only recently commenced operations).

        Of these aggregate totals, $855,247, $724,377 and $661,458 respectively, were paid pursuant to the Administrative Services Plan and/or the Administrative Distribution Plan for the Funds listed below and were allocated among the operational Funds as follows:

        [To be updated by amendment]

                                       YEAR ENDED   YEAR ENDED   YEAR ENDED
FUND                                    6/30/02      6/30/01      6/30/00
----                                   ----------   ----------   ----------
Former Equity Income Fund/(1)/         $      N/A   $      N/A   $   24,783
PEA Value Fund                            118,839       83,286       55,635
NFJ Small-Cap Value Fund                   60,968       48,342       41,793
Select Growth Fund/(1)/                    21,628          320           81
PEA Growth & Income Fund                   76,424       10,399       12,856
CCM Mid-Cap Fund/(1)/                     347,692      415,665      291,586
CCM Emerging Companies Fund/(1)/           56,607       29,981       10,865
Enhanced Equity Fund/(1)/                     N/A          N/A       66,909
PEA Renaissance Fund                       26,893        5,056        1,650
PEA Growth Fund                            14,609       25,272       33,347
PEA Target Fund                            16,713       16,109       16,549
PEA Opportunity Fund                       19,351       23,606       18,470
PEA Innovation Fund                        10,669        6,862           70
International Fund/(1)/                       N/A          N/A       41,751
PPA Tax-Efficient Equity Fund              35,643       43,452       43,164
CCM Mega-Cap Fund                               0            0          N/A
Global Innovation Fund/(1)/                     0            0          N/A
Healthcare Innovation Fund/(1)/                 0            0          N/A
Select International Fund/(1)/             30,236        6,351          N/A
NFJ Basic Value Fund                            0            0          N/A
NFJ Equity Income Fund                      2,661        9,587        1,866
Asset Allocation Fund                       1,091           29           28
30/70 Portfolio/(1)/                            0           29           26
90/10 Portfolio/(1)/                            0           31           29
RCM Large-Cap Growth Fund                   3,271          N/A          N/A
RCM Tax-Managed Growth Fund                     0          N/A          N/A
RCM Mid-Cap Fund                               10          N/A          N/A
RCM Small-Cap Fund                              0          N/A          N/A
RCM Global Small-Cap Fund                       0          N/A          N/A
RCM Global Technology Fund                      0          N/A          N/A
RCM Global Equity Fund                          0          N/A          N/A
RCM International Growth Equity Fund       11,942          N/A          N/A
RCM Emerging Markets Fund                       0          N/A          N/A
RCM Europe Fund                                 0          N/A          N/A
RCM Biotechnology Fund                          0          N/A          N/A
RCM Global Healthcare Fund                      0          N/A          N/A
CCM Capital Appreciation                  473,589      529,490      514,299

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        The additional portions of the aggregate totals, $473,589, $529,490 and $520,278, respectively, were paid pursuant to the Administrative Services Plan only for the Capital Appreciation and Small-Cap Funds, and were allocated among these Funds as follows (The Capital Appreciation and Small-Cap Funds did not adopt the Administrative Distribution Plan until March 3, 2000):

        [To be updated by amendment]

                                       YEAR ENDED   YEAR ENDED   YEAR ENDED
FUND                                    6/30/02      6/30/01      6/30/00
----                                   ----------   ----------   ----------
CCM Capital Appreciation Fund          $  473,589   $  529,490   $  514,299
Small-Cap Fund/(1)/                           N/A          N/A        5,979

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

        The remaining Funds did not make payments under either Administrative Plan. The Administrative Plans were not in effect in prior fiscal years.

PLAN FOR CLASS D SHARES

        As described above under "Management of the Trust--Fund Administrator," the Trust's Administration Agreement includes a plan (the "Class D Plan") adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

        Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisers ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's Class D shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

        The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Special Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor.

        The Trust and the Administrator understand that some or all of the Special Class D Services provided pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the

Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares.

        In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and
(ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

        With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expense allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

        Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

        For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the Trust paid qualified service providers an aggregate of $3,021,426, $217,209 and $120,680, respectively, pursuant to the Class D Plan (these amounts do not include the PIMCO NACM Funds, which have only recently commenced operations). Such payments were allocated among the Funds as follows:

        [To be updated by amendment]

                                       YEAR ENDED   YEAR ENDED   YEAR ENDED
FUND                                    6/30/02      6/30/01      6/30/00
----                                   ----------   ----------   ----------
PEA Growth & Income Fund               $       57   $       24   $      N/A
CCM Capital Appreciation Fund               8,415        4,061          999
CCM Mid-Cap Fund/(1)/                      15,927       10,084        1,183
Former Equity Income Fund/(1)/                N/A          N/A          249
PEA Renaissance Fund                      226,361       13,899        1,002
PEA Value Fund                             42,666        1,962          120
PPA Tax-Efficient Equity Fund                 182          173          538
PEA Innovation Fund                        70,117      177,340      116,504
PEA Growth Fund                               158          133           11
Select Growth Fund/(1)/                       222          210            6
PEA Target Fund                             3,160        2,040            1
Global Innovation Fund/(1)/                 5,754        7,241           67
Healthcare Innovation Fund/(1)/                17           27          N/A
Select International Fund/(1)/                 11           15          N/A
RCM Large-Cap Growth Fund                 132,482          N/A          N/A
RCM Tax-Managed Growth Fund                11,559          N/A          N/A
RCM Mid-Cap Fund                            9,741          N/A          N/A
RCM Small-Cap Fund                              0          N/A          N/A
RCM Global Small-Cap Fund                  23,125          N/A          N/A
RCM Global Technology Fund                492,899          N/A          N/A
RCM Global Equity Fund                         10          N/A          N/A
RCM International Growth Equity Fund       15,863          N/A          N/A

RCM Emerging Markets Fund                   6,235          N/A          N/A
RCM Europe Fund                            89,845          N/A          N/A
RCM Biotechnology Fund                  1,352,623          N/A          N/A
RCM Global Healthcare Fund                513,997          N/A          N/A
NFJ Equity Income                              75            0            0

/(1)/ Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

PURCHASES, EXCHANGES AND REDEMPTIONS

        Purchases, exchanges and redemptions of the Trust's shares are discussed in the Class A, B and C Prospectus, the Class D Prospectus under the headings "Investment Options --Class A, B and C Shares" and "How to Buy and Sell Shares," the Class R Prospectus under the heading "How to Buy and Sell Shares" and in the Institutional Prospectus under the headings "Investment Options -- Institutional Class and Administrative Class Shares" and "Purchases, Redemptions & Exchanges," and in the Guide (with respect to Class A, B, C and R shares only). Certain purchases of the Trust's shares are subject to a reduction or elimination of sales charges, as described in detail in the Guide. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors.

        Certain clients of the Adviser or a Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

        One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

        As described and subject to any limits in the Class A, B and C Prospectus, the Class D Prospectus and the Class R Prospectus under the caption "How to Buy and Sell Shares-- Exchanging Shares," and in the Institutional Prospectus under the caption "Purchases, Redemptions and Exchanges--Exchange Privilege" and in the Guide (with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust that is available for investment, or any series of PIMS, on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1.00%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under "Alternative Purchase Arrangements."

        Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the New York Stock Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

        An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12 month period or in any calendar year. For example, the Trust currently limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so as described in the Prospectuses.

        Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

        The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1.00% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

        Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in the Guide. The Trust's Agreement and Declaration of Trust, as amended and restated (the "Declaration of Trust"), also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

REDEMPTION FEES AND FUND REIMBURSEMENT FEES

        Redemption Fees. Certain redemptions and exchanges of Institutional, Administrative and Class D shares may also be subject to a redemption fee of up to 2.00%. See the Institutional Prospectus and Class D Prospectus for details.

        Fund Reimbursement Fees. Investors in Institutional Class and Administrative Class shares of the PPA Tax-Efficient Structured Emerging Markets Fund are subject to a fee (a "Fund Reimbursement Fee"), both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are deducted automatically from the amount invested or the amount to be received in connection with a redemption; the fees are not paid separately. Fund Reimbursement Fees are paid to and retained by the Fund to defray certain costs described below and no portion of such fees are paid to or retained by the Adviser, the Distributor or the Sub-Adviser. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions of shares acquired by such reinvestments are subject to Fund Reimbursement Fees.

        The purpose of Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of shares to investors (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thus insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption proceeds. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks), and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

        On July 1, 1998, the Structured Emerging Markets* and PPA Tax-Efficient Structured Emerging Markets Funds commenced investment operations immediately following a transaction (the "Parametric Transaction") in which each Fund issued Institutional Class shares to unit holders of the Parametric Portfolio Associates Emerging Markets Trust, a separate

----------

* Please see the section captioned "The Trust" in this Statement of Additional Information for further information about this Fund.

account managed by Parametric (the "EM Trust"), in exchange for the EM Trust's assets. The EM Trust's unit holders were divided into two categories: participants who pay taxes ("Taxable Participants") and participants that are non-taxable entities ("Non-Taxable Participants" and, together with the Taxable Participants, the "Participants"). Assets in the EM Trust equal in value to the value of the Taxable Participants' participation in the EM Trust were transferred to the PPA Tax-Efficient Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. Assets in the EM Trust equal in value to the value of the Non-Taxable Participants' participation in the EM Trust were transferred to the Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. The Participants' interests in the EM Trust were then terminated and Institutional Class shares of the PPA Tax-Efficient Structured Emerging Markets Fund were distributed to the Taxable Participants and Institutional Class shares of the Structured Emerging Markets Fund were distributed to the Non-Taxable Participants, in each case in proportion to each Participant's interest in the EM Trust. After the completion of the Parametric Transaction, the portfolio securities which were owned by the EM Trust became portfolio securities of the Funds (allocated to the Funds on a substantially pro-rata basis), to be held or sold as Parametric deems appropriate.

        Portfolio securities transferred to the Funds pursuant to the Parametric Transaction will have the same tax basis as they had when held by the EM Trust. Such securities have "built-in" capital gains if their market value at the time of the Parametric Transaction was greater than their tax basis (other securities may have "built-in" capital losses for tax purposes if their market value at the time of the Parametric Transaction was less than their tax basis). Built-in capital gains realized upon the disposition of these securities will be distributed to all Fund shareholders who are shareholders of record on the record date for the distribution, even if such shareholders were not Participants in the EM Trust prior to the Parametric Transaction. This means that investors purchasing Fund shares after the date of this Prospectus may be required to pay taxes on distributions that economically represent a return of a portion of the amount invested. For further information, see "Taxation--Distributions" below.

        In connection with the Parametric Transaction, the Participants in the EM Trust will not be subject to Fund Reimbursement Fees with respect to any shares of these Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such Participant through June 30, 1998. Such Participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

Investment decisions for the Trust and for the other investment advisory clients of the Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser or a Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Adviser or a Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or a Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

        There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

        The Adviser and/or each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Because the Asset Allocation Fund invests exclusively in Institutional Class shares of Underlying PIMCO Funds, it generally does not pay brokerage commissions and related costs, but does indirectly bear a proportionate share of these costs incurred by the Underlying PIMCO Funds in which it invests.

        For the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000, the following amounts of brokerage commissions were paid by the Funds (these amounts do not include those Funds which have only recently commenced operations and did not pay brokerage commissions during the periods shown):

        [To be updated by amendment]

                                                         ENDED           ENDED          ENDED
FUND*                                                   6/30/02         6/30/01        6/30/00
-------                                              -------------   ------------   ------------
Former Equity Income Fund/(1)/                       $         N/A   $     44,233   $    639,072
PEA Value Fund                                           3,915,882      1,275,254      1,368,486
NFJ Small Cap Value Fund                                 1,604,558        731,263        902,212
CCM Capital Appreciation Fund                            1,969,477      1,536,386      1,867,969
CCM Mid-Cap Fund/(1)/                                    4,435,278      2,868,263      2,971,231
CCM Emerging Companies Fund/(1)/                         1,088,934        284,326        459,754
Small-Cap Fund/(1)/                                            N/A         19,783        173,958
Enhanced Equity Fund/(1)/                                      N/A         11,390         47,705
Select Growth Fund/(1)/                                    152,425        113,647          7,385
PEA Growth & Income Fund                                   177,895         56,059         31,542
PEA Renaissance Fund                                    16,974,540      5,066,118      3,922,894
PEA Growth Fund                                          2,622,362      3,152,949      2,521,588
PEA Target Fund                                          3,775,543      2,231,538      1,329,983
PEA Opportunity Fund                                     2,158,577      1,898,268      1,444,344
PEA Innovation Fund                                      8,018,269      6,919,985      2,134,497
Healthcare Innovation Fund/(1)/                                N/A          3,324            N/A
Small-Cap Technology Fund/(1)/                                 N/A          1,495            N/A
Telecom Innovation Fund/(1)/                                   N/A            908            N/A
Internet Innovation Fund/(1)/                                  N/A            970            N/A
Electronics Innovation Fund/(1)/                               N/A          1,218            N/A
International Fund/(1)/                                        N/A        212,987        524,707
Select International Fund/(1)/                             170,043        153,089            N/A
Select World Fund/(1)/                                         N/A            409            N/A
Europe Growth Fund/(1)/                                        N/A            637            N/A
Emerging Markets Fund/(1)/                                     N/A          2,044            N/A
Precious Metals Fund/(1)/                                      N/A            N/A         27,057
PPA Tax-Efficient Equity Fund                               35,209         58,684         73,137
Structured Emerging Markets Fund/(1)/                       63,057         51,206        111,394
PPA Tax-Efficient Structured Emerging Markets Fund         175,676        209,176        160,009
CCM Mega-Cap Fund                                            5,356          4,944            N/A
Global Innovation Fund/(1)/                              1,175,194        745,417         41,209
NFJ Basic Value Fund                                         3,167          2,837          1,708
NFJ Equity Income Fund                                         N/A        109,502         49,080
RCM Large-Cap Growth Fund                                  164,167            N/A            N/A
RCM Tax-Managed Growth Fund                                  6,298            N/A            N/A
RCM Mid-Cap Fund                                         1,118,700            N/A            N/A
RCM Small-Cap Fund                                         230,399            N/A            N/A
RCM Global Small-Cap Fund                                  103,272            N/A            N/A
RCM Global Technology Fund                               2,231,996            N/A            N/A
RCM Global Equity Fund                                       8,727            N/A            N/A
RCM International Growth Equity Fund                       376,218            N/A            N/A
RCM Emerging Markets Fund                                   24,855            N/A            N/A
RCM Europe Fund                                             91,460            N/A            N/A
RCM Biotechnology Fund                                   1,027,009            N/A            N/A
RCM Global Healthcare Fund                                 459,817            N/A            N/A
TOTAL                                                $  54,361,193   $ 27,768,309   $ 20,810,921

                    (Please see footnotes on following page)

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds. (1) *Any materially significant difference between the amount of brokerage commissions paid by a Fund during the most recent fiscal year and the amount of brokerage commissions paid by that same Fund for either of the two previous fiscal years is due to a significant decrease (or increase) in the size of the Fund and the volatility of the relevant market for the Fund.

        The Adviser or, pursuant to the portfolio management agreements, a Sub-Adviser, places orders for the purchase and sale of portfolio investments for a Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser and the Sub-Advisers will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. The Adviser and Sub-Advisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

        It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Advisers receive research services from many broker-dealers with which the Adviser and Sub-Advisers place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and Sub-Advisers in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The advisory fees paid by the Trust are not reduced because the Adviser and Sub-Advisers receive such services.

        In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser and Sub-Advisers may cause the Trust to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

        Consistent with the rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Advisers may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

        The Adviser or a Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

        Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." As required by applicable SEC rules, the Board of Trustees has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

        The tables below describe the commissions, if any, paid by a Fund to affiliated brokers during the fiscal years ended June 30, 2002, June 30, 2001 and June 30, 2000. Because the status of brokers as "affiliated brokers" depends on factors such as potential affiliations between the Adviser and its affiliates (e.g., Allianz AG) and such brokers and their affiliates, which may change over time, a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods.

                         Fiscal Year Ended June 30, 2002
                          [TO BE UPDATED BY AMENDMENT]

                                                                 % OF FUND'S     % OF FUND'S
                                                   AMOUNT OF       AGGREGATE   AGGREGATE DOLLAR
                                                   BROKERAGE       BROKERAGE      AMOUNT OF
FUND                     AFFILIATED BROKER        COMMISSION      COMMISSION     TRANSACTIONS
----------------------   ---------------------   -------------   -----------   ----------------
PEA Value                Deutsche Banc Alex      $    115,778        2.957%          0.005%
                         Brown Inc.

                         Deutsche Bank           $     71,320        1.821%          0.003%
                         Securities Inc.

CCM Capital              Deutsche Banc Alex      $     69,020        3.505%          0.004%
Appreciation             Brown Inc.

                         Deutsche Morgan         $      2,300        0.117%          0.000%
                         Grenfell Global
                         Custody

CCM Mid-Cap              Deutsche Banc Alex      $    141,383        3.188%          0.005%
                         Brown Inc.

                         Deutsche Morgan         $      9,355        0.211%          0.000%
                         Grenfell Global
                         Custody

CCM Emerging Companies   Deutsche Banc Alex      $     30,320       10.375%          0.006%
                         Brown Inc.

PEA Growth & Income      Deutsche Banc Alex      $      8,250        4.638%          0.005%
                         Brown Inc.

PEA Renaissance          Deutsche Banc Alex      $    629,691        3.710%          0.007%
                         Brown Inc.

PEA Growth               Deutsche Banc Alex      $     56,930        2.171%          0.002%
                         Brown Inc.

PEA Target               Deutsche Banc Alex      $     18,716        1.210%          0.001%
                         Brown Inc.

PEA Opportunity          Deutsche Banc Alex      $      5,445        0.702%          0.000%
                         Brown Inc.

PEA Innovation           Deutsche Bank           $     27,928        0.348%          0.000%
                         Securities Inc.

Healthcare Innovation    Deutsche Banc Alex      $         30        0.876%             N/A
                         Brown Inc.

Structured Emerging      Hypovereinsbank         $      5,342        8.472%             N/A
Markets Fund             Luxembourg

PPA Tax-Efficient        Hypovereinsbank         $      3,269        1.860%          0.007%
Structured Emerging      Luxembourg
Markets

                         Hypovereinsbank AG      $      1,286        0.732%          0.003%

                         Hypovereinsbank         $      1,048        0.596%          0.002%
                         Hungaria RT

                         Hypovereinsbank         $      4,916        2.797%          0.010%
                         Polska S.A.

Global Innovation        Deutsche Banc Alex      $     14,165        1.205%          0.001%
                         Brown Inc.

Select Value             Deutsche Banc Alex      $         15        0.410%          0.000%
                         Brown Inc.

RCM Large-Cap Growth     Deutsch Bank            $     16,301        9.930%          0.006%
                         Securities Inc.

RCM Tax-Managed Growth   Deutsch Bank            $         81        1.290%          0.001%
                         Securities Inc.

RCM Mid-Cap              Deutsch Bank            $     26,131        2.336%          0.002%
                         Securities Inc.

RCM Small-Cap            Deutsch Bank            $      4,023        1.746%          0.001%
                         Securities Inc.

RCM Global Technology    Credit Lyonnais         $     11,364        0.509%          0.001%
                         Securities (USA) Inc.

                         Deutsch Bank            $     85,973        3.852%          0.004%
                         Securities Inc.

RCM Global Equity        Credit Lyonnais         $         80        0.916%          0.001%
                         Securities

                         Deutsch Bank            $        286        3.277%          0.004%
                         Securities Inc.

RCM International        Credit Lyonnais         $      4,002        1.064%          0.001%
Growth Equity            Securities

                         Deutsche Alex Brown     $      1,943        0.517%          0.000%
                         London

                         Deutsche Bank Asia      $        860        0.229%          0.000%
                         Secs Ltd

                         Deutsche Bank           $     20,844        5.540%          0.003%
                         Securities Inc.

                         Dresdner Kleinworth     $     10,894        2.896%          0.002%
                         Wasserstein Sec LLC

RCM Emerging Markets     Credit Lyonnais         $      1,691        6.804%          0.007%

                         Deutsche Bank S.A.      $      1,494        6.011%          0.006%

RCM Europe               Deutsche Bank           $      3,528        3.857%          0.002%
                         Securities Inc.

                         Dresdner Kleinwort      $     10,501       11.482%          0.007%
                         Benson North America

                         Dresdner Kleinworth     $     15,539       16.990%          0.010%
                         Wasserstein Sec LLC

RCM Biotechnology        Deutsche Bank           $     12,805        1.247%          0.001%
                         Securities Inc.

                         Fiscal Year Ended June 30, 2001

                                                              % OF FUND'S     % OF FUND'S
                                                 AMOUNT OF     AGGREGATE    AGGREGATE DOLLAR
                                                 BROKERAGE     BROKERAGE       AMOUNT OF
FUND                     AFFILIATED BROKER      COMMISSION    COMMISSION     TRANSACTIONS
----------------------   -------------------   ------------   -----------   ----------------
PEA Value                Deutsche Banc Alex
                         Brown Inc.            $     66,950        5.250%            0.007%

                         Deutsche Bank
                         Capital Corp          $      2,500        0.196%            0.000%

                         Deutsche Bank
                         Securities Corp       $      7,250        0.569%            0.001%

CCM Capital              Deutsche Banc Alex
Appreciation             Brown Inc.            $     34,665        2.256%            0.002%

CCM Mid-Cap              Deutsche Morgan
                         Grenfell              $      2,875        0.100%            0.000%

                         Deutsche Banc Alex
                         Brown Inc.            $     71,364        2.488%            0.002%

CCM Emerging Companies   Deutsche Banc Alex
                         Brown Inc.            $     17,035        5.991%            0.005%

Select Growth            Deutsche Banc Alex
                         Brown Inc.            $      1,215        1.069%            0.001%

PEA Growth & Income      Deutsche Banc Alex
                         Brown Inc.            $     12,538       22.366%            0.012%

PEA Renaissance          Deutsche Banc Alex
                         Brown Inc.            $    321,969        6.355%            0.012%

PEA Growth               Deutsche Banc Alex
                         Brown Inc.            $     86,063        2.730%            0.002%

PEA Target               Deutsche Banc Alex
                         Brown Inc.            $     50,893        2.281%            0.001%

PEA Opportunity          Deutsche Banc Alex
                         Brown Inc.            $      9,713        0.512%            0.000%

PEA Innovation           Deutsche Banc Alex
                         Brown Inc.            $     68,030        0.983%            0.000%

PPA Tax-Efficient        Bankers Trust Alex
Structured Emerging      Brown International
Markets                  LDN                   $      2,017        0.964%            0.003%

                         Fiscal Year Ended June 30, 2000

                                                                % OF FUND'S     % OF FUND'S
                                                   AMOUNT OF     AGGREGATE    AGGREGATE DOLLAR
                                                   BROKERAGE     BROKERAGE       AMOUNT OF
FUND                     AFFILIATED BROKER        COMMISSION    COMMISSION     TRANSACTIONS
----------------------   ---------------------   ------------   -----------   ----------------
CCM Mid-Cap              Credit Lyonnais
                         Securities (USA) Inc.   $      9,975        0.336%          0.038%

                         Wasserstein Perella
                         Company                 $        405        0.014%          0.002%

PEA Renaissance          Deutsche Morgan
                         Grenfell                $      6,603        0.168%          0.000%

International            Banque Paribas          $      1,245        0.245%          0.001%

                         Credit Lyonnais
                         Securities              $     40,920        8.055%          0.022%

                         Deutsche Bank AG        $      1,398        0.275%          0.001%

                         Deutsche Bank
                         Securities Inc.         $        805        0.158%          0.000%

                         Deutsche Morgan
                         Grenfell                $     15,746        3.099%          0.009%

REGULAR BROKER-DEALERS

        The table below contains the aggregate value of securities of the Trust's regular broker-dealers* held by each Fund, if any, at the end of fiscal year 2002 (June 30, 2002).
        [TO BE UPDATED BY AMENDMENT]

                                                                         AGGREGATE VALUE OF
                                                                         SECURITIES OF REGULAR
                                                                         BROKER-DEALER HELD BY
        FUND                            REGULAR BROKER-DEALER            FUND
        -----------------------------   -------------------------------  ---------------------
        PEA Value                       State Street Bank and Trust            $  107,699,000
                                        Company

        PEA Growth & Income             State Street Bank and Trust            $    1,873,000
                                        Company

                                        Banc America Security LLC,             $    2,462,600
                                        Montgomery Division

        PEA Growth                      Morgan Stanley and Company Inc.        $   21,540,000

                                        Banc America Security LLC,             $   35,180,000
                                        Montgomery Division

        Select Growth                   State Street Bank and Trust            $    3,624,000
                                        Company

                                        Banc America Security LLC,             $    2,462,600
                                        Montgomery Division

        PEA Target                      State Street Bank and Trust            $   68,794,000
                                        Company

        PEA Innovation                  State Street Bank and Trust            $   11,318,000
                                        Company

        Global Innovation               State Street Bank and Trust            $   11,905,000
                                        Company

        CCM Mega-Cap                    State Street Bank and Trust            $      141,000
                                        Company

        CCM Capital Appreciation        Lehman Brothers Inc.                   $    8,859,084

                                        Bear Stearns & Company Inc.            $    3,672,000

                                        State Street Bank and Trust            $   39,137,000
                                        Company

        CCM Mid-Cap                     Bear Stearns & Company Inc.            $    4,694,040

                                        State Street Bank and Trust            $   49,505,000
                                        Company

        CCM Emerging Companies          State Street Bank and Trust            $    3,875,000
                                        Company

        Small-Cap                       State Street Bank and Trust            $   70,599,000
                                        Company

        PPA Tax-Efficient Equity        Banc America Security LLC              $      408,088
                                        (Montgomery Division)

                                        Bear Stearns & Company Inc.            $      111,812

                                        Lehman Brothers Inc.                   $      131,292

                                        Merrill Lynch Pierce Fenner &          $      174,150
                                        Smith

                                        State Street Bank and Trust            $      290,550
                                        Company

        NFJ Equity Income               Banc America Security LLC              $      816,176
                                        (Montgomery Division)

                                        State Street Bank and Trust            $    1,580,000
                                        Company

        PEA Opportunity                 State Street Bank and Trust            $    5,312,000
                                        Company

        NFJ Value                       State Street Bank and Trust            $      122,000
                                        Company

        Select Value                    State Street Bank and Trust            $       26,000
                                        Company

        RCM Large-Cap Growth            Merrill Lynch Pierce Fenner and        $    1,478,250
                                        Smith

                                        State Street Bank and Trust            $   11,219,000
                                        Company

        RCM Tax-Managed Growth          State Street Bank and Trust            $      831,000
                                        Company

        RCM Global Small-Cap            State Street Bank and Trust            $      170,000
                                        Company

        RCM Global Technology           State Street Bank and Trust            $   47,010,000
                                        Company

        RCM Global Equity               Lehman Brothers Inc.                   $       22,195

                                        State Street Bank and Trust            $       37,000
                                        Company

                                        US Bancorp Piper Jaffray Inc.          $       21,249

        RCM International Growth        Credit Suisse First Boston             $    1,577,640
        Equity                          Corporation

                                        State Street Bank and Trust            $    2,597,000
                                        Company

        RCM Europe                      Credit Suisse First Boston             $      534,750
                                        Corporation

                                        UBS Warburg LLC                        $      588,161

                                        State Street Bank and Trust            $    1,714,000
                                        Company

        RCM Biotechnology               State Street Bank and Trust            $   16,630,000
                                        Company

        RCM Global Healthcare           State Street Bank and Trust            $    4,928,000
                                        Company

* "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

PORTFOLIO TURNOVER

        A change in the securities held by a Fund is known as "portfolio turnover." With the exception of the PPA Tax-Efficient Structured Emerging Markets and PPA Tax-Efficient Equity Funds (which may attempt to minimize portfolio turnover as a tax-efficient management strategy), the Sub-Advisers manage the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates), and may adversely impact a Fund's after-tax returns. See "Taxation."

        The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. In addition to the portfolio turnover generated by the portfolio management activities of the Discipline's Sub-Adviser, the purchase and sale of securities results from the periodic reallocation of assets among the Disciplines will result in additional portfolio turnover.

        Because the Adviser does not expect to reallocate the Asset Allocation Fund's assets among the Underlying Funds on a frequent basis, the portfolio turnover rate for the Asset Allocation Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Asset Allocation Fund indirectly bears the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates.

        Portfolio turnover rates for each Fund for which financial highlights are available are provided under "Financial Highlights" in the applicable Prospectus.

                                 NET ASSET VALUE

        As indicated in the Prospectuses under the heading "How Fund Shares are Priced," the net asset value ("NAV") of a class of a Fund's shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. THE TRUST MAY ALSO CALCULATE THE NAV FOR NASDAQ NATIONAL MARKET AND SMALLCAP SECURITIES USING THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") INSTEAD OF THE LAST REPORTED SALES PRICE. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

        Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the PPA Tax-Efficient Structured Emerging Markets, RCM Global Small-Cap, RCM Global Technology, RCM Global Healthcare, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets, RCM Europe, NACM Global, NACM International, NACM Pacific Rim and International Value Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

        Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

        In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

        Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of classes of shares of the Funds with higher service and/or distribution fees applicable to such shares may be lower than the per share net asset value of the classes of shares with lower or no service and/or distribution fees as a result of the higher daily expense accruals of the service and/or distribution fees applicable to such classes. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

        The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    TAXATION

        The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

        Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, each Fund must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

DISTRIBUTIONS

        As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year or later if a Fund is permitted to elect and so elects, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

        Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

        For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For the period between January 1, 2003 and December 31, 2008, distributions of investment income designated by the Funds as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain.

        Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any distributions that are not from a Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders (that is, not taxable to a shareholder and reduces the shareholder's basis in the shares) or, in some cases, as capital gain. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt. While the PPA Tax-Efficient Equity, RCM Tax-Managed Growth and PPA Tax-Efficient Structured Emerging Markets Funds seek to minimize taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Each Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The tax status of each Fund and the distributions which it may make are summarized in the Prospectuses under the captions "Fund Distributions" and "Tax Consequences."

        Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-- through December 31, 2008.

        The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

        A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement). Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

        The Asset Allocation Fund will not be able to offset gains realized by one Underlying PIMCO Fund in which such Fund invests against losses realized by another Underlying PIMCO Fund in which such Fund invests. The Asset Allocation Fund's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. More generally, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to shareholders of such Fund.

        Depending on the Asset Allocation Fund's percentage ownership in an Underlying PIMCO Fund both before and after a redemption, the Asset Allocation Fund's redemption of shares of such Underlying PIMCO Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying PIMCO Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying PIMCO Funds directly. If the Asset Allocation Fund receives dividends from an Underlying PIMCO Fund qualifying as a regulated investment company which the Underlying PIMCO Fund designates as qualified dividend income and the Asset Allocation Fund meets holding period and other requirements with respect to the shares of that regulated investment company, the Asset Allocation Fund may designate its distributions derived from those dividends as qualified dividend income.

        Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

SALES OF SHARES

        Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. As mentioned above, long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--through December 31, 2008.

BACKUP WITHHOLDING

        The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish a Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of all taxable dividends and other distributions payable to and the proceeds of share sales, exchanges, or redemptions made by shareholders who fail to provide the Fund with their correct taxpayer identification number or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

        U.S. Treasury Regulations affecting the application to foreign investors of the backup withholding and withholding tax rules generally became effective for payments made after December 31, 2000. In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the potential application of these new regulations.

OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS

        To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders, including shareholders of the Asset Allocation Fund.

        To the extent such investments are permissible, certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as
(i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

PASSIVE FOREIGN INVESTMENT COMPANIES

     Investment by a Fund in "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to treat the PFIC as a "qualified electing fund" ("QEF"). The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

     A PFIC is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. Investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

FOREIGN CURRENCY TRANSACTIONS

        A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

FOREIGN TAXATION

        Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income. Although the Asset Allocation Fund may itself be entitled to a deduction for such taxes paid by an Underlying PIMCO Fund in which the Asset Allocation Fund invests, the Asset Allocation Fund will not be able to pass any such credit or deduction through to its own shareholders. In addition, a Fund which invests in other investment companies, including the Asset Allocation Fund, may not be able to pass any such credit or deduction for taxes paid by the underlying investment company through to its own shareholders.

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

        Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

        Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

        Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

        Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

        Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

        Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of and investment of an investment on their particular tax situation.

OTHER TAXATION

        From time to time, certain of the Trust's series may be considered under the Code to be nonpublicly offered regulated investment companies. Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder's pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% "floor" on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

        Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

        The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends paid out of earnings previously taxed at the corporate level. Many of the details of the proposal have not been specified, and the prospects for this proposal are unclear. The Administration has also announced a proposal to make substantial changes to tax-advantaged savings and retirement vehicles the effect of which could significantly modify, among other things, the eligibility requirements, contribution limitations and investing parameters of such plans. In addition, the elimination of the double taxation of corporate distributions may reduce the value of, and thus the return on, previously issued debt obligations and similar securities which are part of a Fund's investment portfolio, thus reducing the Funds' net asset values and distributions. The prospects for this proposal are also unclear at this time, and many of its details have not been specified. As such, it is not yet possible to determine how, if enacted, these proposed changes would affect the foregoing discussion.

        Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

        Under tax legislation enacted by the Massachusetts Legislature in 2002, capital gains realized on capital assets held for more than one year will be subject to a single rate of tax rather than a graduated schedule, as provided under prior law. Accordingly, Fund distributions deriving from such gains will be taxable to you based on the single rate.

                                OTHER INFORMATION

CAPITALIZATION

        The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

        Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Net investment income from interest and dividends, if any, will be declared and paid quarterly to shareholders of record by the PEA Growth & Income, NFJ Equity Income, NFJ Basic Value, NFJ Large-Cap Value, NFJ International Value, PEA Value, PEA Renaissance and Asset Allocation Funds and the Multi-Discipline Portfolio. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the other Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

RCM FUNDS' PORTFOLIO MANAGEMENT TEAMS

        The Trust, in its advertisements, may refer to the individual portfolio managers who comprise the portfolio management teams of the PIMCO RCM Funds.

        The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund and the Large-Cap Growth Discipline of the Multi-Discipline Portfolio. The Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals currently including, but not limited to, Seth Reicher, Joanne Howard and Brad Branson.

        The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund. The Private Client Group is comprised of a team of investment professionals currently including, but not limited to, Joanne Howard and Brad Branson.

        The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund. The Mid-Cap Equity Portfolio Management Team is comprised of a team of investment professionals currently including, but not limited to, Gary Sokol and Brian Dombkowski.

        The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small Cap Fund. The Teams are comprised of a team of investment professionals currently including, but not limited to, Thomas Ross and Jonathan Bolton.

        The Healthcare Global Sector Research Team is primarily responsible for the day-to-day management of the RCM Global Healthcare Fund and the RCM Biotechnology Fund. The Healthcare Global Sector Research Team is comprised of a team of investment professionals including, but not limited to, Michael Dauchot, M.D. and Eric Shen, M.D.

        The International Equity and Global Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM International Growth Equity Fund, RCM Europe Fund and RCM Emerging Markets Fund. The International Equity Portfolio Management Team is comprised of a team of investment professionals currently including, but not limited to, Mark Phelps, Barbel Lenz, Jonathan Bolton and Ara Jelalian.

        The Small-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Small-Cap Fund. The Small-Cap Equity Portfolio Management Team is comprised of a team of investment professionals currently including, but not limited to, Thomas Ross.

        The Global Technology Management Team is primarily responsible for the day-to-day management of the RCM Global Technology Fund. The Global Technology Management Team is comprised of a team of investment professionals currently including, but not limited to, Walter Price and Huachen Chen.

        The following table provides information about the individuals who compose each of the management teams noted above.

MANAGEMENT TEAM                 PORTFOLIO MANAGER(S)         SINCE         RECENT PROFESSIONAL EXPERIENCE
----------------------------------------------------------------------------------------------------------------------
Large-Cap Equity Portfolio      Seth A. Reicher, CFA                       Managing Director, Co-CIO and a Senior
Management Team                                                            Portfolio Manager on the U.S. Large Cap
                                                                           Equity Portfolio Management Team. He also
                                                                           leads the San Francisco Quantitative Equity
                                                                           Team. Mr. Reicher's investment experience
                                                                           began in 1986 as an Analyst and then
                                                                           Portfolio Manager at Associated Capital
                                                                           (which later became Capitalcorp Asset
                                                                           Management). There, he developed and used
                                                                           fundamental and quantitative disciplines to
                                                                           manage equity portfolios. Mr. Reicher began
                                                                           at Dresdner RCM in 1993 as a Quantitative
                                                                           Analyst and soon after became an Assistant
                                                                           Portfolio Manager to the Core Portfolio
                                                                           Management Team. In mid-1994, Mr. Reicher
                                                                           was selected to work directly with William
                                                                           Price (Chairman and CIO) and as the leader
                                                                           of Dresdner RCM's Quantitative Team. He
                                                                           became a Director of Dresdner RCM in June
                                                                           1996 and a Portfolio Manager on the Core
                                                                           Portfolio Management Team in January 1997.
                                                                           Mr. Reicher is a member of both the
                                                                           Security Analysts of San Francisco and the
                                                                           Association of Investment Management and
                                                                           Research. He received his B.B.A. in
                                                                           finance, cum laude, from the University of
                                                                           Massachusetts, Amherst and holds a
                                                                           Certificate in International Business from
                                                                           the University of Copenhagen, Denmark.

                                Joanne L. Howard, CFA        2002          Co-CIO of the U.S. Large Cap Equity
                                                                           Portfolio Management Team and a voting
                                                                           member of the Private Client Group Equity
                                                                           Portfolio Management Team. Ms. Howard began
                                                                           her investment career in Chicago in 1964 as
                                                                           a Junior Security Analyst with the First
                                                                           National Bank of Chicago and then as an
                                                                           industry analyst with CNA Financial. In
                                                                           1968, she joined ISI Corporation in San
                                                                           Francisco where she became Director of
                                                                           Research. In 1972, she was vested with the

                                                                           responsibility for managing equity mutual
                                                                           funds with assets of $300 million for the
                                                                           American Express Investment Management Co.
                                                                           During 17 years with Scudder, Stevens &
                                                                           Clark, she became a Managing Director and
                                                                           served as Senior Member of the Scudder
                                                                           Quality Growth Equity Management in the San
                                                                           Francisco office. Ms. Howard has been
                                                                           president of both the Security Analysts of
                                                                           San Francisco and the Financial Women's
                                                                           Association of San Francisco. She joined
                                                                           Dresdner RCM in 1992 and served as CIO of
                                                                           the Private Client Group from 1996 to 2002.
                                                                           She is a graduate of the University of
                                                                           Wisconsin with a B.B.A. (Phi Beta Kappa),
                                                                           and she has an M.B.A. in finance.

                                M. Brad Branson, CFA                       CIO of the Private Client Group and a
                                                                           Senior Portfolio Manager on the U.S. Large
                                                                           Cap Equity Portfolio Management Team. He
                                                                           has over 12 years of investment experience.
                                                                           Mr. Branson began at DRCM in 1993 as a
                                                                           Portfolio Assistant working directly with
                                                                           Joanne Howard and Claude Rosenberg. He also
                                                                           functioned as an Analyst covering consumer
                                                                           durables. Mr. Branson began managing
                                                                           portfolios in 1995 and became a Senior
                                                                           Portfolio Manager in 1999. He came to
                                                                           Dresdner RCM from a growth-oriented equity
                                                                           investment management firm where he was a
                                                                           Research Analyst focusing on small and
                                                                           mid-cap growth stocks. Mr. Branson also
                                                                           assisted in the management of
                                                                           income-oriented equity portfolios. He
                                                                           received a B.A. in economics from Pomona
                                                                           College, and he is a member of AIMR and the
                                                                           Security Analysts Society of San Francisco.

Private Client Group Equity     M. Brad Branson, CFA                       See Above.
Portfolio Management Team

                                Joanne L. Howard, CFA                      See Above.

Mid-Cap Equity Portfolio        Gary B. Sokol, CFA           1997          Managing Director, Co-CIO for Dresdner RCM
Management Team                                                            and a Senior Portfolio Manager for the Mid
                                                                           Cap Portfolio Team. He became Co-CIO of Mid
                                                                           Cap in 1997. He joined Dresdner RCM in 1988
                                                                           as a Portfolio Manager of the Mid Cap Fund.
                                                                           Gary began his investment career in 1984 at
                                                                           BA Investment Management Co. where he was a
                                                                           securities analyst with analytical
                                                                           responsibility for media, chemicals waste
                                                                           services, special situations and small

                                                                           capitalization companies. Gary earned his
                                                                           M.M. from the JL Kellogg Graduate School of
                                                                           Management of Northwestern University. He
                                                                           received his B.S. in chemical engineering
                                                                           from Rensselaer Polytechnic Institute,
                                                                           where he was elected to Tau Beta Pi
                                                                           Honorary Engineering Society.

                                Brian E. Dombkowski, CFA     1997          Co-CIO for Dresdner RCM and a Senior
                                                                           Portfolio Manager for the Mid-Cap Portfolio
                                                                           Team. He is a product of the Dresdner RCM
                                                                           Research Department, which he joined in
                                                                           1995. Prior to joining Dresdner RCM, he
                                                                           followed the telecommunications and banking
                                                                           industries at GE Investments and worked in
                                                                           the Private Client Group at Merrill Lynch.
                                                                           Mr. Dombkowski earned his M.S. in finance
                                                                           at the University of Wisconsin, where he
                                                                           was a select participant in the prestigious
                                                                           Applied Securities Analysis and Investment
                                                                           Management Program. He earned his B.B.A
                                                                           with honors in finance from the University
                                                                           of Wisconsin.

Small-Cap Equity Portfolio      Thomas J. Ross               2001          Director, CIO and Senior Portfolio
Management Team                                                            Manager of the Small Cap Equity Team. He
                                                                           joined Dresdner RCM in San Francisco in
                                                                           2001. Prior to transferring to DRCM, Mr.
                                                                           Ross was a Senior Analyst and Portfolio
                                                                           Manager with Dresdner Bank's dit subsidiary
                                                                           in Frankfurt for 10 years, managing a
                                                                           variety of global portfolios, including the
                                                                           dit Technology, Multimedia, Software, and
                                                                           Biotechnology Funds. Each portfolio held
                                                                           considerable allocations to U.S. equities.
                                                                           Mr. Ross' 20 years of investment experience
                                                                           also include working as a U.S. equity
                                                                           analyst and portfolio manager at several
                                                                           large financial institutions in the U.S.
                                                                           and Europe. Mr. Ross received his
                                                                           undergraduate degree from Cornell College
                                                                           and his Masters of International Management
                                                                           from the American Graduate School of
                                                                           International Management (Thunderbird) in
                                                                           1980.

                                Jonathan P. Bolton                         Director and Portfolio Manager on the
                                                                           Dresdner RCM Global Investors
                                                                           international/global equity team. He
                                                                           specializes in Japanese equities. Prior to
                                                                           joining DRCM, Mr. Bolton spent fourteen
                                                                           years primarily in Tokyo with investment
                                                                           manager Schroders. During his time there,
                                                                           he first worked as a research analyst, and
                                                                           from 1991 on, he managed

                                                                           both retail and institutional portfolios
                                                                           for non-Japan domiciled clients investing
                                                                           in Japanese equities. Jonathan graduated
                                                                           from the University College of North Wales,
                                                                           Bangor, with a BSc in zoology. He has a
                                                                           Ph.D. in physiology from the University of
                                                                           Sheffield, and he also spent three years on
                                                                           a postdoctoral research fellowship at Tokyo
                                                                           University, Japan.

Healthcare Global Sector        Michael Dauchot, M.D.        1999          Director and Analyst on the Dresdner RCM
Research Team                                                              Global Investors global healthcare team,
                                                                           focusing on medical technology and emerging
                                                                           pharmaceuticals. Prior to joining the firm
                                                                           in 1999, he was an analyst in the health
                                                                           care industry at BancBoston Robertson
                                                                           Stephens, where he also specialized in
                                                                           medical technology and diagnostic
                                                                           companies. He graduated from Case Western
                                                                           Reserve University, Phi Beta Kappa and
                                                                           magna cum laude, with a degree in chemistry
                                                                           before earning his M.D. from the University
                                                                           of Cincinnati College of Medicine. Dr.
                                                                           Dauchot earned his M.B.A. from the J.L.
                                                                           Kellogg School of Management at
                                                                           Northwestern University.

                                Eric Shen, M.D.              2001          Joined Dresdner RCM Global Investors in
                                                                           2001 as an analyst in the healthcare group,
                                                                           covering biotechnology. Prior to joining
                                                                           the firm, Dr. Shen was a biotechnology
                                                                           analyst at Robertson Stephens where he
                                                                           covered product-focused biotechnology
                                                                           companies. Dr. Shen graduated Yale
                                                                           University magna cum laude with a B.A. in
                                                                           biology, and he received his M.D. from NYU.
                                                                           He trained in internal medicine and
                                                                           radiology at Massachusetts General Hospital
                                                                           and Stanford University Hospital.

International Equity and        Mark Phelps                                Head of Dresdner RCM's Global and
Global Equity Portfolio                                                    International equity teams based in San
Management Team                                                            Francisco. These teams are responsible for
                                                                           the international cross border investment
                                                                           mandates for clients from around the world.
                                                                           He is a member of Dresdner RCM's overall
                                                                           global asset allocation committee. He
                                                                           joined DRCM in 1985 and is a Managing
                                                                           Director and Portfolio Manager. At DRCM,
                                                                           Mr. Phelps has been responsible for
                                                                           specialist research, as well as serving a
                                                                           more general fund management role. Prior to
                                                                           joining the firm, he worked at investment
                                                                           advisor Baltic Plc., after serving as an
                                                                           officer in the British Army. Mr. Phelps

                                                                           graduated from York University with a Bsc
                                                                           in economics and is a member of the
                                                                           Securities Institute in the U.K.

                                Barbel Lenz                                Joined Dresdner RCM in 1997, is Deputy CIO
                                                                           of International Equities and a Senior
                                                                           Portfolio Manager specializing in European
                                                                           securities. Ms. Lenz is a member of the
                                                                           International Equity Portfolio Management
                                                                           Team responsible for managing EAFE/ACWI
                                                                           portfolios. She is also responsible for the
                                                                           PIMCO RCM Europe Fund, which she has
                                                                           managed since 1995 with Dresdner Securities
                                                                           in New York. Prior to joining DRCM, she was
                                                                           a Portfolio Manager with Deutscher
                                                                           Investment Trust (DIT), a subsidiary of
                                                                           Dresdner Bank AG in Frankfurt. Ms. Lenz
                                                                           obtained her degree in business
                                                                           administration and finance from the
                                                                           University of Giessen in Germany.

                                Jonathan P. Bolton                         See Above.

                                Ara Jelalian, CFA                          Director and a Portfolio Manager of
                                                                           International and Global Equities. A senior
                                                                           member of the International Equity Team, he
                                                                           is responsible for both portfolio and
                                                                           product management. In addition to managing
                                                                           specialty portfolios, he also leads the
                                                                           product enhancement and development effort.
                                                                           Mr. Jelalian joined Dresdner RCM in 1998
                                                                           after seven years with Capital Resources
                                                                           (formerly SEI Capital Resources), where he
                                                                           held positions as Managing Director of
                                                                           Research and Director of International
                                                                           Research. Prior to SEI, Mr. Jelalian spent
                                                                           seven years as an International Economist
                                                                           with First Chicago Corporation, where he
                                                                           analyzed and forecasted macroeconomic and
                                                                           financial trends in the major
                                                                           industrialized countries and consulted the
                                                                           bank's clients and money management group
                                                                           (now UBS Brinson) on international markets.
                                                                           He received his B.A. with special honors in
                                                                           economics in 1984 and his M.B.A. in 1989
                                                                           from the University of Chicago.

Global Technology Management    Walter C. Price, Jr., CFA                  Managing Director, Senior Analyst, and
Team                                                                       Portfolio Manager on the global technology
                                                                           team. He joined Dresdner RCM in 1974 as a
                                                                           Senior Securities Analyst in technology and
                                                                           became a Principal in 1978. Since 1985, he
                                                                           has had increasing portfolio responsibility
                                                                           for technology stocks and

                                                                           has managed many technology portfolios
                                                                           together with Huachen Chen. Prior to
                                                                           working at Dresdner RCM, he joined Colonial
                                                                           Management, an investment advisory firm in
                                                                           Boston, in 1971 where he became a senior
                                                                           analyst responsible for the chemical
                                                                           industry and the technology area. Mr. Price
                                                                           is a current director and past president of
                                                                           the M.I.T. Club of Northern California. He
                                                                           also heads the Educational Council for
                                                                           M.I.T. in the Bay Area and is a past
                                                                           Chairman of the AIMR Committee on Corporate
                                                                           Reporting for the computer and electronics
                                                                           industries. He received his B.S. with
                                                                           honors in electrical engineering from
                                                                           M.I.T. and his B.S. and M.S. in management
                                                                           from the Sloan School at M.I.T.

                                Huachen Chen, CFA                          Managing Director and member of the
                                                                           portfolio management team. Joined Dresdner
                                                                           RCM in 1984 as a Securities Analyst. He has
                                                                           covered many sectors within technology, as
                                                                           well as the electrical equipment and
                                                                           multi-industry areas. Since 1990, he has
                                                                           had increasing portfolio responsibility for
                                                                           technology stocks and has managed many
                                                                           technology portfolios together with Walter
                                                                           Price. In 1994, Mr. Chen became a principal
                                                                           of Dresdner RCM. Prior to DRCM, he worked
                                                                           for Intel Corporation from 1980 to 1983,
                                                                           where he was responsible for semiconductor
                                                                           process engineering. He received his B.S.
                                                                           in materials science and engineering from
                                                                           Cornell University; his M.S. in materials
                                                                           science and engineering from Northwestern
                                                                           University, and his M.B.A. from the
                                                                           University of California, Berkeley.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

Additional Information Regarding Portfolio Managers for Cadence Funds

In addition to the information in the prospectus, Ms. Katherine Burdon has a combined 20 years of experience within asset management, accounting, and healthcare. Ms. Burdon received her B.S. in biology from Stanford University and an M.S. in accounting from Northeastern University.

In addition to the information in the prospectus, Mr. William Bannick joined CCM from George D. Bjurman & Associates, where he was Executive Vice President and Portfolio Manager. He is a Chartered Financial Analyst and received his B.S. from the University of Massachusetts and M.B.A. from Boston University.

In addition to the information in the prospectus, Mr. David Breed, a founder of CCM, has over 32 years of investment experience. A founder of CCM, he has over 32 years of investment experience. Prior to founding Cadence Capital Management in 1988, Mr. Breed was Senior Vice President and Portfolio Manager of Frontier Capital Management. A Chartered Financial Analyst, he received his B.A. in finance from the University of Massachusetts and his M.B.A. from the Wharton School of Business.

Additional Information Regarding Portfolio Managers for NFJ Funds

In addition to the information in the prospectus, Mr. Ben Fischer has accumulated over 35 years of experience in research and portfolio management in the value sector. He is a Chartered Financial Analyst with a B.A. in economics, a J.D. from Oklahoma University and an M.B.A. from New York University.

In addition to the information in the prospectus, Mr. Clifton Hoover has over 15 years of experience, specializing in financial analysis and the value sector. Mr. Hoover is a Chartered Financial Analyst with a B.A. and M.B.A. from Texas Tech University.

In addition to the information in the prospectus, Mr. Paul Magnuson has over 15 years of investment experience. Prior to NFJ, Mr. Magnuson was an assistant vice president at NationsBank (successor organization to NCNB Texas & First RepublicBank), where he managed structured investment strategies and performed qualitative equity risk analysis on domestic and international portfolios. Mr. Magnuson received his bachelor's degree in finance from the University of Nebraska-Lincoln.

In addition to the information in the prospectus, Mr. Jeffrey Partenheimer earned his B.B.A. from the University of Texas and his M.S. in finance from Texas Tech University.

In addition to the information in the prospectus, Mr. Chris Najork has over 34 years of experience in equity research and portfolio management in the value sector. Mr. Najork's prior experience includes time as Senior Vice President at NationsBank (successor organization to NCNB Texas & First RepublicBank) and as a Portfolio Manager and Analyst at RepublicBank. A Chartered Financial Analyst, Mr. Najork received his B.A. degree and M.B.A. from Southern Methodist University.

Mr. John Johnson, CFA, is a founding partner and Portfolio Manager of NFJ Investment Group. Prior to founding NFJ, he served as Co-Chief Investment Officer, Director of Research, and Senior Vice President at NationsBank, which he joined in 1964. In addition to having over 20 years of experience managing portfolios, Mr. Johnson has had responsibility over the years for client counseling, marketing, and administrative services. He received his B.A. in finance from Texas Tech University and an M.L.A. from Southern Methodist University.

Additional Information Regarding Portfolio Managers for PEA Funds

In addition to the information in the prospectus, Mr. John Schneider is known for his value investing expertise. Previously Senior Vice President and Principal at Schneider Capital Management, he has over 15 years of investment experience. Prior to his time at Schneider Capital Management, Mr.Schneider was Director of Research and a Member of the Operating Committee at Newbold's Asset Management. A Chartered Financial Analyst, he graduated from Lehigh University with a B.S. in finance.

In addition to the information in the prospectus, Mr. Ken Corba has nearly 20 years of investment experience. Before coming to PEA, he was Chief Investment Officer for Eagle Asset Management, where he was responsible for over $2 billion in retail and institutional assets. Prior to joining Eagle in 1995, Mr. Corba served as Director of the Capital Management Group at Stein Roe & Farnham. He earned his B.S. and M.B.A from the University of Michigan and is a Chartered Financial Analyst.

In addition to the information in the prospectus, Mr. Dennis McKechnie is a frequent commentator on the technology sector on CNN and CNBC. He has more than 12 years of investment experience. Prior to joining PEA, he held the position of Vice President & Senior Securities Analyst for the technology industry at Columbus Circle Investors. He had previously worked as an Electrical Engineer at NCR Corporation. Mr. McKechnie is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

In addition to the information in the prospectus, Mr. Jeff Parker has specialized in growth equity portfolios for over six years. He has a B.A. from University of Miami and an M.B.A. from Vanderbilt University.

Additional Information Regarding Portfolio Managers for Parametric Funds

In addition to the information in the prospectus, prior to his current position, Mr. David Stein served as the Director of Investment Research at GTE Investment Management. Mr. Stein was also the Director of Active Equity Strategies at the Vanguard Group and the Director of Quantitative Portfolio Management and Research at IBM Retirement Funds, where he managed U.S. equity portfolios. Mr. Stein holds a Ph.D. from Harvard University in Applied Mathematics and M.Sc. and B.Sc. degrees from the University of Witwatersrand, South Africa.

In addition to the information in the prospectus, Mr. Cliff Quisenberry, CFA, is involved in both developed and emerging international markets. As a member of the Investment Policy Committee, Mr. Quisenberry maintains a special focus on emerging markets. Mr. Quisenberry has over 10 years of experience in portfolio management. Mr. Quisenberry graduated magna cum laude from Yale with a B.A. in economics.

In addition to the information in the prospectus, Mr. Tom Seto has 8 years of experience managing structured equity portfolios. Mr. Seto is responsible for all portfolio management at Parametric, including taxable, tax-exempt, quantitative active, and international strategies. Mr. Seto received his bachelor's degree in electrical engineering from the University of Washington and his M.B.A. in finance at the University of Chicago.

Additional Information Regarding Portfolio Managers for NACM Funds

In addition to the information in the prospectus, Mr. Mark Stuckelman is the Team Leader of Nicholas-Applegate's Systematic Domestic Equity Group and leads the firm's value investment strategies. Prior to joining Nicholas-Applegate in 1995, Mr. Stuckelman was a Senior Quantitative Analyst with Wells Fargo Bank's Investment Management Group. Previously, he was responsible for the management of risk-controlled equity portfolios at Fidelity Management Trust Company. In addition, he was a Senior Consultant with BARRA. Mark earned his M.B.A. in finance from the University of Pennsylvania /Wharton School and his B.A. in computer science with honors at the University of California, Berkeley. He has 13 years of investment experience.

In addition to the information in the prospectus, Ms. Melisa Grigolite, CFA, is a Portfolio Manager on NACM's International and Global Equity Team. Prior to joining the firm in 1991, Ms. Grigolite was an accountant for three years with SGPA Architecture and Planning. She earned her B.S. in accounting from Southwest Missouri State University and M.S. in finance at San Diego State University. She has over ten years of investment experience. She has over a decade of investment experience.

In addition to the information in the prospectus, Mr. Shu Nung Lee has lead portfolio management and research responsibilities on NACM's Pacific Rim Investment Team and is a member of the International Team. He earned his M.B.A. in finance from Columbia Business School and a B.S. in product design in the department of mechanical engineering from Stanford University.

In addition to the information in the prospectus, Ms. Loretta Morris is responsible for the management of NACM's International and Global portfolios and serves as a member of the firm's Executive Committee. Before joining NACM in 1990, she spent eight years at Collins Associates, a pension consulting firm, where she was responsible for research, client service and operations. Her analytical role focused on domestic and international managers, capital market trends and performance goals and objectives. Ms. Morris attended California State University, Long Beach and is a C.F.A. Level II candidate. She has over 23 years of investment experience.

In addition to the information in the prospectus, Ms. Catherine Nicholas has oversight responsibility for NACM's Global Equity management and trading strategies. Oversight responsibility means that she is accountable for performance, consistent implementation, adherence to disciplines and client guidelines as well as for the development of new equity investment products. Ms. Nicholas also has lead portfolio management responsibilities for our Global Equity, Global Select and Global Small Cap strategies. She is a member of the Executive Committee and serves on the Allianz Dresdner Asset Management U.S. Equity Committee. Before joining Nicholas-Applegate in 1987, MS. Nicholas was a Vice President with Professional Asset Securities, Inc., where she focused on savings and loans and banks. In addition, she was a Research Analyst for Pacific Century Advisors. She earned her B.S. in business administration, cum laude, and her M.B.A. in finance from the University of Southern California. Ms. Nicholas has more than 17 years of investment experience.

In addition to the information in the prospectus, Mr. David Pavan is a member of NACM's systematic domestic equity group. Prior to joining the firm in 1999, he was a Vice President and Quantitative Equity Analyst with Putnam Investments and a Partner and Portfolio Manager with Genus Capital Management, Inc. Mr. Pavan earned his M.S. in computational finance from Carnegie Mellon University, his M.B.A. in finance from Queen's University and his B.Math from the University of Waterloo. He has nine years of investment experience.

PERFORMANCE INFORMATION

        From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds. Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance.

        The total return of the classes of shares of the Funds may be included in advertisements or other written material. When a Fund's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds), as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

        The Funds may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

        Performance information is computed separately for each class of a Fund. Each Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The PEA Value, NFJ Equity Income, NFJ Basic Value, PEA Renaissance, Asset Allocation and Disciplined Value Funds along with the Multi-Discipline Portfolio may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements the total return of each class (and yield of each class in the case of the PEA Value, NFJ Equity Income, NFJ Basic Value, PEA Renaissance and Asset Allocation Funds along with the Multi-Discipline Portfolio) and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

        Investment results of the Funds will fluctuate over time, and any representation of the Funds' total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual and Semi-Annual Reports contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

        The PIMCO RCM Funds were formerly a series of funds of Dresdner RCM Global Funds, Inc., and were reorganized into the respective Funds of the MMS Trust on February 1, 2002. Performance information shown (including that presented in any advertisements for the PIMCO RCM Funds) is based upon the historical performance of the predecessor funds of the PIMCO RCM Funds, adjusted as set forth herein.

        The PIMCO NACM Pacific Rim Fund was formerly a series of Nicholas-Applegate Institutional Funds and reorganized into a Fund of the MMS Trust on July 20, 2002. Performance information shown (including that presented in any advertisements for the PIMCO NACM Pacific Rim Fund) is based upon the historical performance of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, adjusted as set forth herein.

CALCULATION OF YIELD

        Quotations of yield for certain of the Funds may be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                YIELD = 2[( a-b + 1)[POWER OF 6] -1]
                            ---
                             cd

        where   a = dividends and interest earned during the period,

                b = expenses accrued for the period (net of reimbursements),

                c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

                d = the maximum offering price per share on the last day of the period.

        The yield of a Fund will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

        The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN

        Quotations of average annual total return for a Fund, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

        The performance results shown on the subsequent pages for the PEA Value, PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity, PEA Growth & Income and PEA Innovation Funds reflects the results of operations under these Funds' previous Sub-Adviser(s) for periods prior to May 8, 2000, May 8, 2000, May 7, 1999, July 1, 1999, March 6, 1999, March 6, 1999, July 1, 1999, March 6, 1999,
November 15, 1994 and November 1, 2000 respectively. These Funds would not necessarily have achieved the results shown under their current investment management arrangements.

        The table below sets forth the average annual total return of certain classes of shares of the following Funds for periods ended December 31, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

        AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002*
                          [TO BE UPDATED BY AMENDMENT]

                                                                              SINCE INCEPTION       INCEPTION
                                                                              OF FUND               DATE OF      INCEPTION
FUND                CLASS**           1 YEAR        5 YEARS      10 YEARS     (ANNUALIZED)          FUND         DATE OF CLASS
------------------------------------------------------------------------------------------------------------------------------
                    Institutional     -24.80%         5.55%        11.93%        12.10%             12/30/91     12/30/91
PEA Value           Administrative    -25.04%         5.22%        11.63%        11.81%                          8/21/97
                    Class A           -29.20%         3.94%        10.85%        11.09%                          1/13/97
                    Class B           -29.21%         4.09%        10.90%        11.14%                          1/13/97
                    Class C           -26.37%         4.36%        10.66%        10.84%                          1/13/97
                    Class D           -25.10%         5.18%        11.51%        11.68%                          4/8/98
                    Class R           -25.38%         4.76%        11.10%        11.80%                          12/31/02

                    Institutional       3.15%         4.91%        11.67%        12.60%             10/1/91      10/1/91
NFJ Small-Cap       Administrative      2.66%         4.60%        11.36%        12.30%                          11/1/95
Value               Class A            -3.10%         3.27%        10.57%        11.57%                          1/20/97
                    Class B            -3.28%         3.33%        10.62%        11.61%                          1/20/97
                    Class C             0.73%         3.67%        10.38%        11.30%                          1/20/97
                    Class D             2.57%         4.46%        11.21%        12.14%                          6/28/02
                    Class R             2.38%         4.13%        10.84%        11.77%                          12/31/02

                    Institutional     -23.32%         0.39%        10.37%        11.31%             3/8/91       3/8/91
CCM Capital         Administrative    -23.25%         0.20%        10.13%        11.06%                          7/31/96
Appreciation        Class A           -27.84%        -1.06%         9.36%        10.37%                          1/20/97
                    Class B           -27.98%        -0.89%         9.41%        10.41%                          1/20/97
                    Class C           -24.96%        -0.67%         9.17%        10.08%                          1/20/97
                    Class D           -23.65%         0.07%         9.98%        10.90%                          4/8/98
                    Class R           -23.90%        -0.36%         9.55%        10.48%                          12/31/02

                    Institutional     -20.06%         0.19%        10.00%        10.80%             8/26/91      8/26/91
CCM Mid-Cap         Administrative    -20.39%        -0.05%         9.73%        10.52%                          11/30/94
                    Class A           -24.72%        -1.32%         8.95%         9.81%                          1/13/97
                    Class B           -24.84%        -1.21%         9.00%         9.86%                          1/13/97
                    Class C           -21.72%        -0.95%         8.76%         9.55%                          1/13/97
                    Class D           -20.28%        -0.13%         9.60%        10.40%                          4/8/98
                    Class R           -20.67%        -0.56%         9.18%         9.98%                          12/31/02

CCM Emerging        Institutional    -15.76%         2.04%           NA         12.37%             6/25/93      6/25/93
Companies           Administrative    -15.87%         1.81%          N/A         12.11%                          4/1/96

                    Institutional     -19.57%         7.47%          N/A         12.53%             12/28/94     12/28/94
PEA Growth &        Administrative    -20.04%         7.12%          N/A         12.20%                          4/16/01
Income***           Class A           -24.47%         5.77%          N/A         11.26%                          7/31/00
                    Class B           -24.57%         6.03%          N/A         11.32%                          7/31/00
                    Class C           -21.41%         6.20%          N/A         11.22%                          7/31/00
                    Class D           -20.09%         6.94%          N/A         12.02%                          7/31/00
                    Class R           -20.18%         6.66%          N/A         11.70%                          12/31/02

PPA Tax-Efficient   Institutional      -0.56%          N/A           N/A          3.18%             6/30/98      6/30/98
Structured          Administrative     -0.81%          N/A           N/A          2.92%
Emerging Markets

                    Institutional     -29.27%          N/A           N/A        -15.47%             8/31/99      8/31/99
CCM Mega-Cap        Administrative    -29.45%          N/A           N/A        -15.67%

                    Institutional      -6.82%          N/A           N/A          5.15%             5/8/00       5/8/00
NFJ Basic Value     Administrative     -7.05%          N/A           N/A          4.89%
                    Class A           -12.36%          N/A           N/A          2.42%                          7/19/02
                    Class B           -12.42%          N/A           N/A          2.82%                          7/19/02
                    Class C            -8.86%          N/A           N/A          3.88%                          7/19/02
                    Class D            -7.32%          N/A           N/A          4.61%                          7/19/02

                    Institutional      -6.62%          N/A           N/A          6.37%             5/8/00       5/8/00
NFJ Equity Income   Administrative     -6.82%          N/A           N/A          6.11%                          5/8/00
                    Class A           -12.17%          N/A           N/A          3.61%                          10/31/01
                    Class B           -12.00%          N/A           N/A          4.12%                          10/31/01
                    Class C            -8.52%          N/A           N/A          5.07%                          10/31/01
                    Class D            -7.10%          N/A           N/A          5.82%                          10/31/01
                    Class R            -7.31%          N/A           N/A          5.58%                          12/31/02

* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

** For all Funds listed above, Class A, Class B, Class C, Class D, Class R and Administrative Class total return presentations for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D, Class R and the Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C, Class D, Class R and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class and are paid by Class B and Class C (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and (ii) administrative fee charges, which generally are lower than Class A, B and C charges for the Institutional and Administrative Classes, higher for Class D and higher for Class R. (Administrative fee charges are the same for Class A, B and C shares). Please see "Management of the Trust - Fund Administrator" for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund's fees and expenses.

*** The investment objective and policies of the Growth & Income Fund were changed effective August 1, 2000, and its investment objective was changed on September 26, 2002. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

        The following table sets forth the average annual total return of certain classes of shares of the following Funds (each of which, except for the PPA Tax-Efficient Equity and Asset Allocation Funds, was a series of PAF prior to its reorganization as a Fund of the Trust on January 17, 1997) for periods ended December 31, 2002. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the PAF predecessor series.

        AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002*
                          [TO BE UPDATED BY AMENDMENT]

                                                                                 SINCE
                                                                                 INCEPTION       INCEPTION
                                                                                 OF FUND         DATE OF      INCEPTION
FUND                 CLASS***         1 YEAR        5 YEARS        10 YEARS      (ANNUALIZED)    FUND         DATE OF CLASS
---------------------------------------------------------------------------------------------------------------------------
                     Class A          -30.17%        7.06%          13.66%        12.04%#        4/18/88      2/1/91
PEA Renaissance**    Class B          -30.15%        7.19%          13.70%        12.07%                      5/22/95
                     Class C          -27.36%        7.47%          13.46%        11.63%                      4/18/88
                     Class D          -26.12%        8.33%#         14.33%#       12.48%#                     4/8/98
                     Class R          -26.36%#       7.90%#         13.91%#       12.08%#                     12/31/02
                     Institutional    -25.81%        8.58%#         14.69%#       12.87%#                     12/30/97
                     Administrative   -25.62%        8.48%#         14.49%#       12.65%#                     8/31/98

                     Class A          -33.11%       -4.27%           5.15%        11.25%#        2/24/84      10/26/90
PEA Growth           Class B          -33.29%       -4.22%           5.18%        11.28%                      5/23/95
                     Class C          -30.43%       -3.93%           4.95%        10.76%                      2/24/84
                     Class D          -29.20%       -3.23%#          5.72%#       11.58%#                     1/31/00
                     Class R          -29.43%#      -3.54%#          5.37%#       11.20%#                     12/31/02
                     Institutional    -28.94%       -2.85%#          6.14%#       12.02%#                     3/31/99
                     Administrative   -29.15%       -3.16%#          5.84%#       11.72%#                     3/31/99

                     Class A          -36.47%        0.52%           9.07%         9.16%         12/17/92     12/17/92
PEA Target           Class B          -36.56%        0.74%           9.11%         9.20%                      5/22/95
                     Class C          -33.89%        1.03%           8.93%         9.01%                      12/17/92
                     Class D          -32.73%        1.67%           9.69%         9.77%                      6/9/00
                     Institutional    -32.44%        1.96%#         10.12%#       10.20%#                     3/31/99
                     Administrative   -32.64%        1.88%#          9.94%#       10.02%#                     3/31/99

                     Class A          -33.28%       -4.32%           4.96%        11.91%#        2/24/84      12/17/90
PEA Opportunity      Class B          -33.42%       -4.12%           5.02%        11.93%                      3/31/99
                     Class C          -30.62%       -3.93%           4.79%        11.43%                      2/24/84
                     Class D          -29.37%#      -3.20%#          5.58%#       12.29%#                     N/A
                     Institutional    -29.17%       -3.03%#          5.88%#       12.64%#                     3/31/99
                     Administrative   -29.31%       -3.17%#          5.67%#       12.40%#                     3/31/99

                     Class A          -54.99%       -5.45%            N/A          4.98%         12/22/94     12/22/94
PEA Innovation       Class B          -55.10%       -5.31%            N/A          5.08%                      5/22/95
                     Class C          -53.18%       -5.01%            N/A          4.98%                      12/22/94
                     Class D          -52.31%       -4.25%            N/A          5.81%                      4/8/98
                     Institutional    -52.21%       -4.07%#           N/A          6.09%#                     3/5/99
                     Administrative   -52.16%       -4.19%#           N/A          5.91%#                     3/10/00

                     Class A          -26.03%         N/A             N/A         -7.03%         7/10/98      7/10/98
PPA Tax-Efficient    Class B          -26.12%         N/A             N/A         -6.98%                      7/10/98
Equity               Class C          -23.01%         N/A             N/A         -6.56%                      7/10/98
                     Class D          -21.65%         N/A             N/A         -5.88%                      7/10/98
                     Institutional    -21.33%         N/A             N/A         -5.43%#                     7/2/99
                     Administrative   -21.51%         N/A             N/A         -5.72%#                     9/30/98

Asset Allocation     Class A          -15.44%         N/A             N/A          1.08%                      9/30/98
                     Class B          -15.65%         N/A             N/A          1.28%                      9/30/98
                     Class C          -12.19%         N/A             N/A          1.65%                      9/30/98
                     Institutional    -10.09%         N/A             N/A          3.00%#                     3/01/99
                     Administrative   -10.31%         N/A             N/A          2.80%#                     3/01/99

    * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

    ** The investment objective and policies of the PEA Renaissance Fund and International Fund were changed effective February 1, 1992 and September 1, 1992, respectively. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

    *** Class A, Class B, Class D, Class R, Institutional Class and Administrative Class total return presentations for the Funds listed for periods prior to the Inception Date of the particular class of a Fund (with the exception of Class D, Institutional Class and Administrative Class shares of the PEA Innovation Fund, Class D, Institutional Class and Administrative Class shares of the PEA Target Fund, Institutional and Administrative Class shares of the PPA Tax-Efficient Equity Fund and Institutional and Administrative Class performance of the Asset Allocation
    Fund) reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which generally are lower than Class A, B and C charges for the Institutional and Administrative Classes, higher for Class D and higher for Class R. (Administrative fee charges are the same for Class A, B and C shares). Please see "Management of the Trust - Fund Administrator" for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund's fees and expenses. Performance presentations for periods prior to the Inception Date of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Class D, Institutional Class and Administrative Class shares of the PEA Target Fund, Administrative Class Shares of the PPA Tax-Efficient Equity Fund and Institutional and Administrative Class performance of the Asset Allocation Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund), adjusted in the manner described above.

    Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PAF series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with certain other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares (although the Funds bear certain of their other expenses, as described in the Prospectuses and elsewhere in this Statement of Additional Information). Under the current fee structure, the PEA Renaissance Fund, PEA Growth Fund, PEA Target Fund, PEA Opportunity Fund and PEA Innovation Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

    (#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the noted Funds resulted in performance for the period shown which is higher than if the historical Class C or Class A share performance (i.e., the older class used for prior periods) were not adjusted to reflect the lower operating expenses of the newer class.

The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002*
             (with no adjustment for operating expenses of the noted
               classes for periods prior to their inception dates)
                          [TO BE UPDATED BY AMENDMENT]

                                                                                       SINCE INCEPTION
                                                                                       OF FUND
          FUND                CLASS              1 YEAR      5 YEARS     10 YEARS      (ANNUALIZED)
          --------------------------------------------------------------------------------------------
                                        Class A    -- --%    -- --%       -- --%        11.88%
          PEA Renaissance               Class D    -- --%     8.29%       13.89%        11.92%
                                        Class R   -26.66%     7.47%       13.46%        11.63%
                                  Institutional    -- --%    -- --%       14.04%        12.02%
                                 Administrative    -- --%     8.35%       13.92%        11.94%

                                        Class A    -- --%    -- --%       -- --%        10.96%
          PEA Growth                    Class D    -- --%    -3.53%        5.17%        10.88%
                                        Class R   -29.72%    -3.93%        4.95%        10.76%
                                  Institutional    -- --%    -3.13%        5.38%        11.00%
                                 Administrative    -- --%    -3.38%        5.25%        10.93%

                                  Institutional    -- --%     1.86%        9.84%         9.93%
          PEA Target             Administrative    -- --%     1.84%        9.84%         9.92%

                                        Class A    -- --%    -- --%       -- --%        11.61%
          PEA Opportunity               Class D   -29.92%    -3.93%        4.79%        11.43%
                                  Institutional    -- --%    -3.31%        5.12%        11.62%
                                 Administrative    -- --%    -3.39%        5.08%        11.60%

                                  Institutional   -52.21%    -4.15%         N/A          5.87%
          PEA Innovation         Administrative   -52.16%    -4.50%         N/A          5.64%

                                  Institutional    -- --%      N/A          N/A         -5.52%
          PPA Tax-Efficient      Administrative    -- --%      N/A          N/A         -5.72%
          Equity

          Asset Allocation        Institutional    -- --%    -3.31%         N/A          2.59%
                                 Administrative    -- --%    -3.46%         N/A          2.44%

        The following table sets forth the average annual total return of certain classes of shares of the PIMCO RCM Funds (each of which was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002) for periods ended December 31, 2002. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the Dresdner predecessor series. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund (either Institutional Class or Class D), adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

        AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002*
                          [TO BE UPDATED BY AMENDMENT]

                                                                                   SINCE
                                                                                   INCEPTION        INCEPTION
                                                                                   OF FUND          DATE OF      INCEPTION
FUND                CLASS**           1 YEAR        5 YEARS      10 YEARS          (ANNUALIZED)     FUND         DATE OF CLASS
------------------------------------------------------------------------------------------------------------------------------
RCM                 Class A           -43.24%        14.04%        N/A               14.03%         12/30/97     02/05/02
Biotechnology
                    Class B           -43.43%        14.22%        N/A               14.32%                      02/05/02
                    Class C           -41.05%        14.45%        N/A               14.44%                      02/05/02
                    Class D           -39.96%        15.41%        N/A               15.40%                      12/30/97

RCM Emerging        Class A           -13.05%        -0.83%        N/A               -0.85%         12/30/97     02/05/02
Markets
                    Class B           -13.33%        -0.85%        N/A               -0.69%                      02/05/02
                    Class C           -10.63%        -0.49%        N/A               -0.51%                      02/05/02
                    Class D            -8.02%         0.40%        N/A                0.37%                      3/10/99
                    Institutional      -7.78%         0.70%        N/A                0.68%                      12/30/97

RCM                 Class A           -28.99%        -3.31%       4.46%               0.14%         4/5/90       02/05/02
Europe***
                    Class B           -28.44%        -2.96%       4.43%               0.11%                      02/05/02
                    Class C           -26.17%        -2.95%       4.27%              -0.17%                      02/05/02
                    Class D           -23.49%        -1.74%       5.39%               0.86%                      4/5/90
                    Institutional     -23.67%        -1.80%#      5.36%#              0.84%#                     3/3/00

RCM Global          Class A           -30.70%        10.77%        N/A               13.74%         12/31/96     02/05/02
Healthcare
                    Class B           -30.80%        10.95%        N/A               13.90%                      02/05/02
                    Class C           -28.61%        11.21%        N/A               13.99%                      02/05/02
                    Class D           -26.56%        12.15%        N/A               14.94%                      12/31/96

RCM Global          Class A           -22.64%         3.75%        N/A                7.03%         12/31/96     02/05/02
Small-Cap
                    Class B           -22.43%         3.91%        N/A                7.21%                      02/05/02
                    Class C           -20.04%         4.23%        N/A                7.31%                      02/05/02
                    Class D           -17.68%         5.24%        N/A                8.33%                      3/10/99
                    Institutional     -17.39%         5.41%        N/A                8.52%                      12/31/96

RCM Global          Class A           -43.87%         5.36%        N/A               10.93%         12/27/95     02/05/02
Technology
                    Class B           -44.02%         5.44%        N/A               10.99%                      02/05/02
                    Class C           -42.25%         5.76%        N/A               10.99%                      02/05/02
                    Class D           -40.59%         6.84%        N/A               12.15%                      1/20/99
                    Institutional     -40.37%         7.16%        N/A               12.46%                      12/27/95

                    Class A           -27.59%        -8.31%        N/A                0.39%         5/22/95      02/05/02
RCM International
Growth Equity
                    Class B           -27.69%        -8.23%        N/A                0.38%                      02/05/02
                    Class C           -25.40%        -7.95%        N/A                0.39%                      02/05/02
                    Class D           -22.94%        -7.04%        N/A                1.37%                      3/10/99

                    Institutional     -22.65%        -6.76%        N/A                1.66%                      5/22/95
                    Administrative    -23.20%        -7.08%        N/A                1.35%                      02/05/02

RCM Large-          Class A           -27.49%         1.22%        N/A                5.72%         12/31/96     02/05/02
Cap Growth          Class B           -27.63%         1.33%        N/A                5.82%                      02/05/02
                    Class C           -24.56%         1.62%        N/A                5.94%                      02/05/02
                    Class D           -23.00%         2.59%        N/A                6.94%                      3/2/99
                    Class R           -23.49%         2.11%        N/A                6.45%                      12/31/02
                    Institutional     -22.94%         2.83%        N/A                7.20%                      12/31/96
                    Administrative    -23.11%         2.58%        N/A                6.94%                      02/05/02

RCM Mid-Cap         Class A           -31.51%        -1.15%       6.82%              14.53%         11/6/79      02/05/02
                    Class B           -31.20%        -0.71%       6.83%              14.53%                      02/05/02
                    Class C           -28.30%        -0.60%       6.74%              14.05%                      02/05/02
                    Class D           -26.91%         0.24%       7.70%              15.10%                      12/29/00
                    Class R           -26.82%         0.01%       7.33%              14.64%                      12/31/02
                    Institutional     -26.29%         0.72%       8.08%              15.44%                      11/6/79
                    Administrative    -26.71%         0.41%       7.78%              15.14%                      02/05/02

RCM Small-Cap       Institutional     -28.99%       -11.94%       2.00%               3.68          1/4/92       1/4/92

RCM Tax-Managed     Class A           -23.18%          N/A         N/A               -4.23%         12/30/98     02/05/02
Growth
                    Class B           -23.36%          N/A         N/A               -4.07%                      02/05/02
                    Class C           -20.14%          N/A         N/A               -3.60%                      02/05/02
                    Class D           -18.76%          N/A         N/A               -2.88%                      02/12/99
                    Institutional     -18.43%          N/A         N/A               -2.71%                      12/30/98

* For the Funds listed above, the performance information is that of the Fund under its prior fee arrangements which were in existence prior to the reorganization of the Funds on February 1, 2002. For the RCM Large-Cap Growth, RCM Mid-Cap, RCM Global Small-Cap, RCM Global Technology, RCM Tax-Managed Growth, RCM International Growth Equity and RCM Emerging Markets Funds, performance shown for the Class D shares prior to the inception date of such shares is based on Institutional Class performance adjusted to reflect the distribution and/or service 12b-1 fees and other expenses historically paid by Class D shares.

** For the Funds listed above offering Class A, Class B, Class C, Class D, Class R and Administrative Class shares, total return presentations for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund, the oldest class (with the exception of the RCM Europe, the RCM Biotechnology and RCM Global Healthcare Funds, whose Class A, Class B, Class C and Institutional Class performance are based upon the Class D shares, the oldest class), adjusted to reflect the actual sales charges (or no sales charges in the case of the Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum ) and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which generally are lower than Class A, B and C charges for the Institutional and Administrative Classes, higher for Class D and higher for Class R. (Administrative fee charges are the same for Class A, B and C shares). Please see "Management of the Trust - Fund Administrator" for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund's fees and expenses. Performance presentations for periods prior to the Inception Date of Class A, Class B, Class C and Institutional Class shares for the RCM Europe, the RCM Biotechnology and RCM Global Healthcare Funds are based on the historical performance of Class D shares (which were offered since the inception of the Fund), adjusted in the manner described above.

*** Institutional Class performance through March 3, 2000 (when I Class shares commenced operations) is based on Class D performance, restated to reflect the lower expenses of I Class shares. Returns through 5/3/99 when the Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class of the noted Fund resulted in performance for the period shown which is higher than if the historical Class D share performance (i.e., the older class used for prior periods) was not adjusted to reflect the lower operating expenses of the newer class.

        The following table shows the lower performance figures that would be obtained if the performance for the newer class with lower operating expenses was calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002
             (with no adjustment for operating expenses of the noted
               classes for periods prior to their inception dates)
                          [TO BE UPDATED BY AMENDMENT]

                                                                                       SINCE INCEPTION
                                                                                       OF FUND
          FUND                CLASS              1 YEAR      5 YEARS     10 YEARS      (ANNUALIZED)
          --------------------------------------------------------------------------------------------
          RCM Europe
                              Institutional      -- --%      -1.82%      5.34%         0.82%

        The following table sets forth the average annual total return of classes of shares of the PIMCO NACM Pacific Rim Fund (which was a series of Nicholas-Applegate Institutional Funds prior to its reorganization as a Fund of the Trust on July 20, 2002) for periods ended December 31, 2002. Accordingly, "Inception Date of Fund" for this Fund refers to the inception date of the Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of the NACM Pacific Rim Fund did not offer shares corresponding to the Fund's Class A, Class B, Class C or Class D shares. For periods prior to the "Inception Date" of a particular class of the Fund's shares, total return presentations for the class are based on the historical performance of the Institutional Class shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

         AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002
                          [TO BE UPDATED BY AMENDMENT]

                                                                         Since
                                                                         Inception                       Inception
                                                                         of Fund          Inception      Date of
Fund             Class          1 Year        5 Years        10 Years    (Annualized)     Date of Fund   Class
------------------------------------------------------------------------------------------------------------------
NACM Pacific     Class A        -12.12%       3.52%          N/A         3.52%            12/31/97       7/19/02
Rim
                 Class B        -12.01%       3.82%          N/A         3.82%                           7/19/02
                 Class C         -9.55%       3.70%          N/A         3.70%                           7/19/02
                 Class D         -7.16%       4.66%          N/A         4.66%                           7/19/02
                 Institutional   -6.61%       5.16%          N/A         5.16%                           12/31/97

        The following table sets forth the average annual total return of classes of shares of the PIMCO NACM Funds (other than the PIMCO NACM Pacific Rim
Fund) for periods ended December 31, 2002.

        AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002*
                          [TO BE UPDATED BY AMENDMENT]

                                                                         Since Inception                 Inception
                                                                         of Fund           Inception     Date of
Fund                Class            1 Year     5 Years    10 Years      (Annualized)      Date of Fund  Class
------------------------------------------------------------------------------------------------------------------
NACM Growth         Class A          N/A        N/A        N/A             -9.80%          7/19/02       7/19/02
                    Class B          N/A        N/A        N/A             -9.26%                        7/19/02
                    Class C          N/A        N/A        N/A             -0.66%                        7/19/02
                    Class D          N/A        N/A        N/A              2.23%                        7/19/02
                    Institutional    N/A        N/A        N/A              2.67%                        7/19/02
                    Administrative   N/A        N/A        N/A              2.45%                        7/19/02
NACM Global         Class A          N/A        N/A        N/A             -3.28%          7/19/02       7/19/02
                    Class B          N/A        N/A        N/A             -2.28%                        7/19/02
                    Class C          N/A        N/A        N/A              4.20%                        7/19/02
                    Class D          N/A        N/A        N/A              9.79%                        7/19/02
                    Institutional    N/A        N/A        N/A             10.21%                        7/19/02
                    Administrative   N/A        N/A        N/A              9.98%                        7/19/02
                    Class R          N/A        N/A        N/A              9.45%                        12/31/02
NACM Flex-Cap
Value               Class A          N/A        N/A        N/A             15.18%          7/19/02       7/19/02
                    Class B          N/A        N/A        N/A             17.30%                        7/19/02
                    Class C          N/A        N/A        N/A             26.95%                        7/19/02
                    Class D          N/A        N/A        N/A             30.48%                        7/19/02
                    Institutional    N/A        N/A        N/A             31.23%                        7/19/02
                    Administrative   N/A        N/A        N/A             30.95%                        7/19/02
NACM International  Class A          N/A        N/A        N/A            -19.80%          7/19/02       7/19/02
                    Class B          N/A        N/A        N/A            -19.58%                        7/19/02
                    Class C          N/A        N/A        N/A            -13.58%                        7/19/02
                    Class D          N/A        N/A        N/A             -8.99%                        7/19/02
                    Institutional    N/A        N/A        N/A             -8.62%                        7/19/02
                    Administrative   N/A        N/A        N/A             -8.83%                        7/19/02
                    Class R          N/A        N/A        N/A             -9.26%                        12/31/02
NACM Value          Class A          N/A        N/A        N/A              8.90%          7/19/02       7/19/02
                    Class B          N/A        N/A        N/A             10.36%                        7/19/02
                    Class C          N/A        N/A        N/A             19.91%                        7/19/02
                    Class D          N/A        N/A        N/A             23.40%                        7/19/02
                    Institutional    N/A        N/A        N/A             23.87%                        7/19/02
                    Administrative   N/A        N/A        N/A             23.61%                        7/19/02
NACM Core Equity    Class A          N/A        N/A        N/A              3.18%          7/19/02       7/19/02
                    Class B          N/A        N/A        N/A              4.18%                        7/19/02
                    Class C          N/A        N/A        N/A             13.58%                        7/19/02
                    Class D          N/A        N/A        N/A             16.71%                        7/19/02
                    Institutional    N/A        N/A        N/A             17.41%                        7/19/02
                    Administrative   N/A        N/A        N/A             16.91%                        7/19/02

* Average annual total return presentations for a particular class of shares assume the payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

        The following table sets forth the average annual total return (after taxes on distributions) of certain classes of shares of certain PIMCO Funds and certain PIMCO RCM Funds which advertise such after-tax returns for periods ended December 31, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

           AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
                       FOR PERIODS ENDED DECEMBER 31, 2002
                          [TO BE UPDATED BY AMENDMENT]

                                                                         Since
                                                                         Inception                       Inception
                                                                         of Fund          Inception      Date of
Fund            Class           1 Year        5 Years        10 Years    (Annualized)     Date of Fund   Class
------------------------------------------------------------------------------------------------------------------
PPA             Class A         -26.04%       N/A            N/A         -7.04%           7/10/98        7/10/98
Tax-Efficient   Class B         -26.12%       N/A            N/A         -6.98%                          7/10/98
Equity          Class C         -23.01%       N/A            N/A         -6.56%                          7/10/98
                Class D         -21.66%       N/A            N/A         -5.88%                          7/10/98
                Institutional   -21.36%       N/A            N/A         -5.44%                          7/2/99
                Administrative  -21.53%       N/A            N/A         -5.72%                          9/30/98

PPA             Institutional    -0.97%       N/A            N/A          2.54%           6/30/98        6/30/98
Tax-Efficient
Structured
Emerging
Markets

RCM             Class A         -23.18%       N/A            N/A         -4.39%           12/30/98       02/05/02
Tax-Managed     Class B         -23.36%       N/A            N/A         -4.23%                          02/05/02
Growth          Class C         -20.14%       N/A            N/A         -3.75%                          02/05/02
                Class D         -18.76%       N/A            N/A         -3.04%                          02/12/99
                Institutional   -18.43%       N/A            N/A         -2.87%                          12/30/98

        The following table sets forth the average annual total return (after taxes on distributions and redemption) of certain classes of shares of certain PIMCO Funds and certain PIMCO RCM Funds which advertise such after-tax returns for periods ended December 31, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

    AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
                       FOR PERIODS ENDED DECEMBER 31, 2002
                          [TO BE UPDATED BY AMENDMENT]

                                                                         Since
                                                                         Inception                       Inception
                                                                         of Fund          Inception      Date of
Fund            Class           1 Year        5 Years        10 Years    (Annualized)     Date of Fund   Class
------------------------------------------------------------------------------------------------------------------
PPA             Class A         -15.98%       N/A            N/A         -5.48%           7/10/98        7/10/98
Tax-Efficient   Class B         -16.04%       N/A            N/A         -5.44%                          7/10/98
Equity          Class C         -14.13%       N/A            N/A         -5.12%                          7/10/98
                Class D         -13.29%       N/A            N/A         -4.60%                          7/10/98
                Institutional   -13.09%       N/A            N/A         -4.26%                          7/2/99

                Administrative  -13.21%       N/A            N/A         -4.48%                          9/30/98

PPA             Institutional    -0.35%       N/A            N/A          2.26%           6/30/98        6/30/98
Tax-Efficient
Structured
Emerging
Markets

RCM             Class A         -14.23%       N/A            N/A         -3.39%           12/30/98       02/05/02
Tax-Managed     Class B         -14.34%       N/A            N/A         -3.27%                          02/05/02
Growth          Class C         -12.36%       N/A            N/A         -2.89%                          02/05/02
                Class D         -11.52%       N/A            N/A         -2.34%                          02/12/99
                Institutional   -11.31%       N/A            N/A         -2.20%                          12/30/98

OTHER PERFORMANCE INFORMATION

        Performance information for a Fund or Portfolio may also be compared to:
(i) the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Emerging Markets Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, the Morgan Stanley Capital International Emerging Markets Free Index, the Morgan Stanley Capital International Europe Index, the Morgan Stanley Capital International All Countries Ex-U.S. Index, the Morgan Stanley Capital International All Country World Index Free, the Morgan Stanley Capital International World Small Cap Index, the Morgan Stanley Capital International Pacific Index, the Morgan Stanley Capital International World Pharmaceuticals and Biotechnology Index , the Morgan Stanley Capital International World Healthcare Index, the Russell Midcap Growth Index, the Russell Midcap Value Index, the Russell 3000 Index, the Russell 1000 Growth Index, the Russell 2000 Growth Index, the Russell 2000 Index, the Russell Midcap Health Care Index, the Lehman Brothers Aggregate Bond Index, the Goldman Sachs Technology Index, the International Finance Corporation Emerging Markets Index, the Baring Emerging Markets Index, or other unmanaged indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Funds. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs or expenses. The Adviser and any of the Sub-Advisers may also report to shareholders or to the public in advertisements concerning the performance of the Adviser and/or the Sub-Advisers as advisers to clients other than the Trust, and on the comparative performance or standing of the Adviser and/or the Sub-Advisers in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds, the Adviser or the Sub-Advisers, should be considered in light of the Funds' investment objectives and policies, characteristics and quality, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

        The total return and/or yield of each class may be used to compare the performance of each class of a Fund's shares against certain widely acknowledged standards or indexes for stock and bond market performance, against interest rates on certificates of deposit and bank accounts, against the yield on money market funds, against the cost of living (inflation) index, and against hypothetical results based on a fixed rate of return.

        The S&P's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 380 industrial, 10 transportation, 39 utilities and 71 financial services concerns. The S&P 500 represents about 73% of the market value of all issues traded on the New York Stock Exchange.

        The S&P's 400 Mid-Cap Index (the "S&P 400 Mid-Cap Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. As of February 26, 1999, approximately 25% of the 400 stocks were stocks listed on the National Association of Securities Dealers Automated Quotations ("NASDAQ") system, 73% were stocks listed on the New York Stock Exchange and 2% were stocks listed on the American Stock Exchange. The Standard & Poor's Midcap 400 Index P/TR consists of 400 domestic stocks chosen for market size (median market capitalization of $1.54 billion), liquidity and industry group representation. It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. The index is comprised of industrials, utilities, financials and transportation, in size order.

        The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the NASDAQ system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

        The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

        The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.

        The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

        The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. This large cap index is highly correlated with the S&P 500. The Russell 1000 Value Index contains stocks from the Russell 1000 Index with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.

        The Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly-issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

        The Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,000 bonds. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher by an NRSRO.

        BanXquote Money Market, a service of Masterfund Inc., provides the average rate of return paid on 3-month certificates of deposit offered by major banks and the average rate paid by major banks on bank money market funds. The Donoghue Organization, Inc., a subsidiary of IBC USA Inc., publishes the Money Fund Report which lists the 7-day average yield paid on money market funds.

        The Russell Midcap Index is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

        The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and low forecasted growth values. The stocks are also members of the Russell 1000 Value index.

        The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

        The Russell Midcap Health Care Index is composed of all medium and medium/small health care companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

        The American Stock Exchange Biotechnology Index is an equal-dollar weighted index that attempts to measure the performance of a cross section of companies in the biotechnology industry that are involved primarily in the use of biological processes to develop products or provide services. This index was developed with a base level of 200 stocks as of October 18, 1991.

        The Nasdaq Biotechnology Index is a capitalization-weighted index that attempts to measure the performance of all NASDAQ stocks in the biotechnology sector. This index was developed with a base value of 200 stocks as of November 1, 1993.

        The MSCI Emerging Markets Free Index is a market capitalization-weighted index composed of 981 companies in 26 emerging market countries. The average market capitalization size of the listed companies is US$800 million.

        The MSCI-EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of the countries in Europe, Australasia, and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

        The MSCI-ACWI Ex-U.S. Index is a market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries excluding the United States. Stock selection excludes securities which are not purchasable by foreigners. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

        The MSCI-ACWI-Free is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The Index is unmanaged.

        The MSCI World Small-Cap Index is a market capitalization weighted index composed of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The Index aims to represent 40% of the small cap universe within each country by capturing 40% of each industry.

        The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index currently consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

        The DAX 100 Index is an unmanaged index which is commonly used as a performance comparison for funds that invest primarily in Germany and which measures the total rate of return of the 100 most highly capitalized stocks traded on the Frankfurt Stock Exchange.

        The MSCI-Europe Index measures the total rate of return of nearly 600 stocks from 15 developed European countries.

        The MSCI-Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin, including Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The Index is calculated without dividends or with gross dividends reinvested in both U.S. dollars and local currency. The Index is unmanaged.

        The Lehman Brothers Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

        The Blended S&P 500 Index/Lehman Brothers Aggregate Bond Index is a blended index comprised of the performance of the two indexes weighted 60% Standard & Poor's 500 Index and 40% Lehman Brothers Aggregate Bond Index.

        The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry.

        The Value Line Composite Index consists of approximately 1,700 common equity securities.

        The Nasdaq over-the-counter index is a value-weighted index composed of 4,500 stocks traded over the counter.

        From time to time, the Trust may use, in its advertisements and other information relating to certain of the Funds, data concerning the performance of stocks relative to that of fixed income investments and relative to the cost of living over various periods of time. The table below sets forth the annual returns for each calendar year from 1973 through 2002 (as well as a cumulative return and average annual return for this period) for the S&P 500 and Treasury bills (using the formula set forth after the table) as well as the rates of inflation (based on the Consumer Price Index) during such periods.

                                                                 Consumer Price
Period                   S&P 500         Treasury Bills             Index___
-------------------------------------------------------------------------------

1973                     -14.66                6.93                    8.80
1974                     -26.47                8.00                   12.20
1975                      37.20                5.80                    7.01
1976                      23.84                5.08                    4.81
1977                      -7.18                5.12                    6.77
1978                       6.56                7.18                    9.03
1979                      18.44               10.38                   13.31
1980                      32.42               11.24                   12.40
1981                      -4.91               14.71                    8.94
1982                      21.41               10.54                    3.87
1983                      22.51                8.80                    3.80
1984                       6.27                9.85                    3.95
1985                      32.16                7.72                    3.77
1986                      18.47                6.16                    1.13
1987                       5.23                5.47                    4.41
1988                      16.81                6.35                    4.42
1989                      31.49                8.37                    4.65
1990                      -3.17                7.81                    6.11
1991                      30.55                5.60                    3.06
1992                       7.67                3.51                    2.90
1993                       9.99                2.90                    2.75
1994                       1.31                3.90                    2.67
1995                      37.43                5.60                    2.54
1996                      23.07                5.21                    3.32
1997                      33.36                5.26                    1.70
1998                      28.58                4.86                    1.61
1999                      21.04                4.68                    2.68
2000                      -9.11                5.89                    3.39
2001                     -11.88                3.83                    1.55
2002                     -22.10                1.59                    2.38

Cumulative Return
1973-2002              2,357.86%             543.42%                 291.27%
------------------------------------------------------------------------------

Average Annual Return
1973-2002                 11.67%               6.63%                   4.82%
------------------------------------------------------------------------------

        The average returns for Treasury bills were computed using the following method. For each month during a period, the Treasury bill having the shortest remaining maturity (but not less than one month) was selected. (Only the remaining maturity was considered; the bill's original maturity was not considered). The return for the selected Treasury bill was computed based on the price of the bill as of the last trading day of the previous month and the price on the last trading day of the current month. The price of the bill (P) at each time (t) is given by:

                P[BASE OF t] =  [1- rd]
                                    --
                                   360
                                where,
        r =decimal yield on the bill at time t (the average of bid and ask quotes); and d =the number of days to maturity as of time t.

Advertisements and information relating to the PEA Target Fund may use data comparing the performance of stocks of medium-sized companies to that of other companies. The following table sets forth the annual returns for each year from March 1981 (inception of Mid-Cap Index) through December 31, 2002 (as well as a cumulative return and average annual return for this period) for stocks of medium-sized companies (based on the Standard & Poor's Mid-Cap 400 Index), stocks of small companies (based on the Russell 2000 Index) and stocks of larger companies (based on the S&P 500).

                              Small              Mid-Size              Large
Period                      Companies           Companies            Companies
-------------------------------------------------------------------------------
1981 (2/28-12/31)              2.15                12.82                  -2.95
1982                          24.95                22.69                  21.55
1983                          29.13                26.08                  22.56
1984                          -7.30                 1.18                   6.27
1985                          31.05                35.59                  31.73
1986                           5.68                16.21                  18.66
1987                          -8.80                -2.04                   5.25
1988                          25.02                20.87                  16.61
1989                          16.26                35.55                  31.69
1990                         -19.48                -5.12                  -3.10
1991                          46.04                50.10                  30.47
1992                          18.41                11.91                   7.62
1993                          18.88                13.95                  10.08
1994                          -1.82                -3.58                   1.32
1995                          28.45                30.95                  37.58
1996                          16.49                19.20                  22.96
1997                          22.36                32.25                  33.36
1998                          -2.55                19.11                  28.58
1999                          21.26                14.72                  21.04
2000                          -3.02                17.51                  -9.10
2001                           2.49                -0.62                 -11.87
2002                         -20.48               -14.51                 -22.10

-------------------------------------------------------------------------------
Cumulative Return
2/28/81-12/31/02             676.72%            2,058.57%              1,196.62%
-------------------------------------------------------------------------------

Average Annual Return
2/28/81-12/31/02               9.84%               15.11%                 12.45%
-------------------------------------------------------------------------------

        From time to time, the Trust may use, in its advertisements and other information, data concerning the average price-to-earnings ("P/E") ratios of "Value Stocks" and "Growth Stocks." For these purposes, the P/E ratios of Value Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Value Index, and the P/E ratios of Growth Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Growth Index. Both the Russell 1000 Value Index and Russell 1000 Growth Index are unmanaged indexes, and it is not possible to invest directly in either index. The table below sets forth the quarterly average P/E ratio of Value Stocks and the Average P/E ratio of Growth Stocks for the periods from October 1, 1992 through December 31, 2002.

                               Average P/E ratio
Period
Ending                           Growth Stocks                     Value Stocks
------                           -------------                     ------------
12/31/92                            21.76                              21.40
3/31/93                             21.59                              22.36
6/30/93                             20.86                              21.41
9/30/93                             20.25                              21.05
12/31/93                            18.33                              17.84

3/31/94                             18.07                              17.69
6/30/94                             16.70                              16.31
9/30/94                             15.98                              15.28
12/31/94                            15.98                              14.97
3/31/95                             15.80                              14.62
6/30/95                             16.50                              14.87
9/30/95                             17.85                              16.17
12/31/95                            17.91                              15.82
3/31/96                             18.24                              16.07
6/30/96                             18.57                              15.93
9/30/96                             18.88                              15.80
12/31/96                            20.45                              17.03
3/31/97                             20.28                              16.78
6/30/97                             22.85                              18.44
9/30/97                             23.80                              19.60
12/31/97                            22.93                              19.06
3/31/98                             26.46                              21.32
6/30/98                             26.55                              20.69
9/30/98                             25.77                              19.31
12/31/98                            31.31                              22.92
3/31/99                             39.46                              24.33
6/30/99                             45.05                              25.93
9/30/99                             43.93                              23.80
12/31/99                            52.31                              23.60
3/31/00                             55.58                              22.94
6/30/00                             54.43                              22.66
9/30/00                             60.60                              20.00
12/31/00                            48.20                              19.80
3/31/01                             36.80                              19.10
6/30/01                             38.90                              19.80
9/30/01                             32.90                              19.00
12/31/01                             26.4                               15.2
3/31/02                              25.8                               15.9
6/30/02                              21.5                               14.0
9/30/02                              21.8                               18.4
12/31/02                             23.8                               19.3

        Advertisements and information relating to the PEA Growth Fund may use data comparing the performance of a hypothetical investment in Growth Stocks, Value Stocks, "Bonds" and "Savings Accounts." For these purposes, the performance of an investment in "Bonds" is measured by the Lehman Aggregate Bond Index, an unmanaged index representative of the U.S. taxable fixed income universe. It is not possible to invest in this index. The performance of an investment in "Savings Accounts" is measured by the return on 3-month U.S. Treasury bills. Similarly, advertisements and information relating to the PEA Renaissance Fund may use data comparing the performance of a hypothetical investment in "Stocks," Bonds and Savings Accounts. For these purposes, the performance of the investment in "Stocks" is measured by the S&P 500, while the performance of Bonds and Savings Accounts is measured as discussed above. The table below sets forth the value at December 31, 2002 of a hypothetical $10,000 investment in Stocks, Growth Stocks, Value Stocks, Bonds and Savings Accounts made on December 31, 1982.

Asset Category                   December 31, 2002 Value of $10,000 Investment made at December 31, 1982
--------------                   -----------------------------------------------------------------------
Growth Stocks                                                   $  79,359
Value Stocks                                                    $ 125,265
Stocks                                                          $ 109,374
Bonds                                                           $  62,463
Savings Accounts                                                $  30,355

        Advertisements and information may compare the average annual total return at net asset value of Class A shares of the PEA Growth, PEA Renaissance, PEA Innovation, PEA Opportunity, PEA Target, CCM Capital Appreciation, CCM Mid-Cap, PEA Value, NFJ Small-Cap Value, NJF Basic Value, PPA Tax-Efficient Equity, PEA Growth and Income, NFJ Equity Income, NACM Core Equity, NACM Flex-Cap Value, NACM Global, NACM Growth, NACM International, NACM Pacific Rim and NACM Value Funds with that of the Lipper Large-Cap Growth Fund Average, Lipper Multi-Cap Value Fund Average, Lipper Science & Technology Fund Average, Lipper Small-Cap Growth Fund Average, Lipper Mid-Cap Growth Fund Average, Lipper Large-Cap Core Fund Average, Lipper Mid-Cap Core Fund Average, Lipper Multi-Cap Value Fund Average, Lipper Small-Cap Value Fund Average, Lipper Mid-Cap Value Fund Average, Lipper Large-Cap Core Fund Average, Lipper Large-Cap Core Fund Average, Lipper Equity Income Fund Average, Lipper Large-Cap Core Fund Average, Lipper Multi-Cap Core Fund Average, Lipper Global Core Fund Average, Lipper Multi-Cap Core Fund Average, Lipper International Core Fund Average, Lipper Pacific Region Core Fund Average and Lipper Large-Cap Core Fund Average, respectively. The PEA Innovation Fund may also be compared to the NASDAQ Composite Index. The Lipper Averages are described in the Funds' Prospectuses. None of the averages take into account sales charges. Sales charges would lower the returns shown. It is not possible to invest directly in the averages. The average annual total return of the Funds and the respective averages are set forth below. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

            AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED 12/31/02)

                                                                                                          Fund
                                            1 Year         3 Years        5 Years        10 Years       Inception
                                            ------         -------        -------        --------       ---------
PEA Growth Fund                             -29.22%        -24.47%         -3.18%           5.75%         11.59%
Lipper Large-Cap Growth Fund Average        -28.63%        -22.67%         -3.48%           5.72%          9.63%

PEA Renaissance Fund                        -26.10%          6.71%          8.28%          14.31%         12.48%
Lipper Multi-Cap Value Fund Average         -17.91%         -3.36%          1.32%           9.69%         10.43%

PEA Innovation Fund                         -52.37%        -42.90%         -4.37%              -           5.72%
Lipper Science and Technology               -43.01%        -37.58%         -3.03%              -           5.38%
 Fund Average
NASDAQ Composite Index                      -31.53%        -31.02%         -3.19%              -           7.44%

PEA Opportunity Fund                        -29.40%        -20.42%         -3.24%           5.55%         12.25%
Lipper Small-Cap Growth                     -29.72%        -17.01%         -2.31%           5.54%          8.46%
 Fund Average

PEA Target Fund                             -32.77%        -19.26%          1.67%           9.69%          9.77%
Lipper Mid-Cap Growth Fund                  -28.33%        -20.10%         -1.86%           5.95%          5.95%
 Average

CCM Capital Appreciation Fund               -23.64%        -11.18%          0.07%           9.98%         10.90%
Lipper Large-Cap Core                       -23.49%        -15.32%         -1.90%           7.55%          8.36%
 Fund Average

CCM Mid-Cap Fund                            -20.33%         -6.45%         -0.20%           9.57%         10.36%
Lipper Mid-Cap Core                         -18.40%         -4.82%          2.68%           9.42%         10.24%
 Fund Average

PEA Value Fund                              -25.08%          4.06%          5.12%          11.48%         11.66%
Lipper Multi-Cap Value Fund Average         -17.91%         -3.36%          1.32%           9.69%         10.01%

NFJ Basic Value Fund                         -7.26%             -              -               -           4.63%
Lipper Mid-Cap Value Fund Average           -13.47%             -              -               -           1.38%

NFJ Small-Cap Value Fund                      2.54%         13.80%          4.45%          11.20%         12.13%
Lipper Small-Cap Value Fund Average         -10.32%          7.42%          3.60%          10.61%         12.10%

PPA Tax-Efficient Equity Fund               -21.71%        -14.84%             -               -          -5.85%
Lipper Large-Cap Core Fund Average          -23.49%        -15.32%             -               -          -4.95%

PEA Growth & Income Fund                    -20.08%        -10.54%          6.97%              -          12.04%
Lipper Large-Cap Core Fund Average          -23.49%        -15.32%         -1.90%              -           8.04%

NFJ Equity Income Fund                       -7.06%             -              -               -           5.85%
Lipper Equity Income Fund Average           -16.33%             -              -               -          -6.36%

NACM Core Equity Fund                            -              -              -               -           7.33%
Lipper Large-Cap Core Fund Average               -              -              -               -          -3.91%

NACM Flex-Cap Value Fund                         -              -              -               -          12.80%
Lipper Multi-Cap Core Fund Average               -              -              -               -          -3.14%

NACM Global Fund                                 -              -              -               -           4.24%
Lipper Global Fund Average                       -              -              -               -          -4.05%

NACM Growth Fund                                 -              -              -               -           1.00%
Lipper Multi-Cap Core Fund Average               -              -              -               -          -3.64%

NACM International Fund                          -              -              -               -          -4.23%
Lipper International Fund Average                -              -              -               -          -6.17%

NACM Pacific Rim Fund                        -7.00%        -17.57%          4.70%              -           4.70%
Lipper Pacific Region Fund Average          -10.80%        -21.28%         -3.33%              -          -3.33%

NACM Value Fund                                  -              -              -               -           9.98%
Lipper Large-Cap Core Fund Average               -              -              -               -          -3.61%

Advertisements and information may compare the average annual total return at net asset value of Class A shares of the PIMCO RCM Funds, with the Lipper Averages set forth below. The Lipper Averages are described in the Funds' Prospectuses. None of the averages take into account sales charges. Sales charges would lower the returns shown. It is not possible to invest directly in the averages. The average annual total return of the Funds and the respective averages are set forth below. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

             Average Annual Total Return for periods ended 12/31/02

                                                                                                           Fund
                                            1 Year         3 Years        5 Years           10 years    Inception
                                            ------         -------        -------           --------    ---------
RCM Global Small-Cap Fund                   -18.14%        -19.35%          4.93%              -           8.04%
Lipper Global Small Cap                     -18.86%        -13.67%         -0.39%              -           0.82%
 Fund Average

RCM Global Technology Fund                  -40.61%        -32.69%          6.56%              -          11.83%
Lipper Science & Technology Fund            -43.01%        -37.58%         -3.03%              -           1.24%
 Average

RCM Global Healthcare Fund                  -26.66%          3.03%         12.03%              -          14.82%
Lipper Health Biotechnology Fund            -29.70%         -0.13%          5.10%              -           7.15%

  Average

RCM International Growth Equity Fund        -23.37%        -27.68%         -7.27%              -           1.14%
 Lipper International Fund Average          -16.67%        -17.84%         -2.63%              -           1.24%

RCM Emerging Markets Fund                    -7.99%        -16.49%          0.29%              -           0.27%
 Lipper Emerging Markets Fund Average        -5.10%        -13.36%         -4.50%              -          -4.50%

RCM Europe Fund                             -24.86%        -23.11%         -2.21%           5.06%          0.58%
 Lipper European Region Fund Average        -17.41%        -15.21%         -1.35%           7.22%          4.86%

RCM Large-Cap Growth Fund                   -23.28%        -18.39%          2.37%              -           6.72%
 Lipper Large Cap Growth Fund Average       -28.63%        -22.67%         -3.48%              -           0.66%

RCM Tax-Managed Growth Fund                 -18.71%        -16.39%             -               -          -2.87%
 Lipper Large Cap Growth Fund Average       -28.63%        -22.67%             -               -         -10.85%

RCM Small-Cap Fund*                         -28.99%        -22.47%        -11.94%           2.00%          3.68%
 Lipper Small Cap Fund Growth Average       -10.32%          7.42%          3.60%          10.61%          5.74%

RCM Biotechnology Fund                      -39.93%         -6.35%         15.33%              -          15.32%
 Lipper Health/Biotechnology Fund           -29.70%         -0.13%          5.10%              -           5.10%
 Average

RCM Mid-Cap Fund                            -27.53%        -18.19%         -0.02%           7.42%         14.81%
  Lipper Mid-Cap Growth Fund Average        -28.33%        -20.10%         -1.86%           5.95%          9.98%

RCM Global Equity Fund                      -31.08%        -22.64%             -               -          -7.01%
  Lipper Global Funds Average               -19.53%        -15.09%             -               -          -4.43%

*The data shown for this Fund represents the average annual total returns at net asset value of Institutional Class shares of the Fund.

        Advertisements and other information may show the average annual total return at the maximum offering price of Class A shares of the Funds. The returns shown in the table below reflect those of Class A shares of the Funds at maximum offering price and include sales charges which lower performance. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

            Average Annual Total Return (for periods ended 12/31/02)

                                                                                                        Fund
                                       1 Year       3 Years           5 Years          10 Years       Inception
                                       ------       -------           -------          --------       ---------
PEA Growth Fund                        -33.11        -25.88            -4.27            5.15            11.25

PEA Renaissance Fund                   -30.17          4.72             7.06           13.66            12.04

PEA Innovation Fund                    -54.99        -43.96            -5.45              --             4.98

PEA Opportunity Fund                   -33.28        -21.91            -4.32            4.96            11.91

PEA Target Fund                        -36.47        -20.77             0.52            9.07             9.16

CCM Capital Appreciation Fund          -27.84        -12.84            -1.06             9.36           10.37

CCM Mid-Cap Fund                       -24.72         -8.20            -1.32             8.95            9.81

PEA Value Fund                         -29.20          2.11             3.94            10.85           11.09

NFJ Small-Cap Value Fund                -3.10         11.68             3.27            10.57           11.57

PPA Tax-Efficient Equity Fund          -26.03        -16.43               --               --           -7.03

PEA Growth & Income Fund               -24.47        -12.21             5.77               --           11.26

NFJ Equity Income Fund                 -12.17            --               --               --            3.61

RCM Global Small Cap Fund              -22.64        -20.86             3.75               --            7.03

RCM Global Technology Fund             -43.87        -33.94             5.36               --           10.93

RCM Global Healthcare Fund             -30.70          1.11            10.77               --           13.74

RCM International Growth Equity Fund   -27.59        -29.03            -8.31               --            0.39

RCM Emerging Markets Fund              -13.05        -18.05            -0.83               --           -0.85

RCM Europe Fund                        -28.99        -24.55            -3.31             4.46            0.14

RCM Large-Cap Growth Fund              -27.49        -19.92             1.22               --            5.72

RCM Tax-Managed Growth Fund            -23.18        -17.95               --               --           -4.23

RCM Biotechnology Fund                 -43.24         -8.10            14.04               --           14.03

RCM Mid-Cap Fund                       -31.51        -19.72            -1.15             6.82           14.53

RCM Global Equity Fund                 -34.87        -24.09               --               --           -8.31

NFJ Basic Value Fund                   -12.36        -                 -                 -               2.42

NACM Core Equity Fund                  -             -                 -                 -               1.42

NACM Flex-Cap Value Fund               -             -                 -                 -               6.60

NACM Global Fund                       -             -                 -                 -              -1.50

NACM Growth Fund                       -             -                 -                 -              -4.56

NACM International Fund                -             -                 -                 -              -9.49

NACM Pacific Rim Fund                  -12.12        -19.11             3.52             -               3.52

NACM Value Fund                        -             -                 -                 -               3.93

        From time to time, the Trust may use, in its advertisements and other information, data comparing the average annual total return of "Small-Caps," which are stocks represented by the Ibbotson's U.S. Small Company Stock Total Return Index, and "Large-Caps," which are stocks represented by the Standard & Poors 500 Stock Composite Index. Both indexes are unmanaged indexes, and it is not possible to invest directly in either index. For example, for the period from December 31, 1926 through December 31, 2002, the average annual total return of Small-Caps was 12.1%, and for Large-Caps was 10.2%.

        Advertisements and other information relating to the Funds may list the annual total returns of certain asset classes during specified years. In such advertisements, the return of "Small Company Stocks" will be measured by the Russell 2000 Index of small company stocks, the returns of "Large Company Stocks" will be measured by the S&P 500, and the return of "Intermediate-Term Government Bonds" will be measured by a one-bond portfolio with a 5-year maturity as measured by Ibbotson Associates.

        Advertisements and other information relating to the Innovation Fund may include information pertaining to the number of home internet subscriptions and cellular phone users and sales of personal computers.

        In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each category* during the period from 1973 through 2002 was:

                            Stocks:                   14.30%
                            Bonds:                     8.88%
                            T-Bills:                   6.89%
                            Inflation:                 5.21%

* Returns of unmanaged indexes do not reflect past or future performance of any of the Funds. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2003 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

        The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the period from 1980 through 2002, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -22.10% to 37.43% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.00% to 27.70% over the same period. The average annual returns of each investment category* for each of the years from 1980 through 2002 is set forth in the following table.

                                   MIXED
YEAR           STOCKS         BONDS       T-BILLS    INFLATION       PORTFOLIO
----           ------         -----       -------    ---------       ---------

1980           32.42%        -2.76%       11.24%       12.40%          14.11%
1981           -4.91%        -1.24%       14.71%        8.94%           0.48%
1982           21.41%        42.56%       10.54%        3.87%          27.70%
1983           22.51%         6.26%        8.80%        3.80%          13.27%
1984            6.27%        16.86%        9.85%        3.95%          11.22%
1985           32.16%        30.09%        7.72%        3.77%          26.44%
1986           18.47%        19.85%        6.16%        1.13%          16.56%
1987            5.23%        -0.27%        5.47%        4.41%           3.08%
1988           16.81%        10.70%        6.35%        4.42%          12.27%
1989           31.49%        16.23%        8.37%        4.65%          20.76%
1990           -3.17%         6.78%        7.81%        6.11%           3.01%
1991           30.55%        19.89%        5.60%        3.06%          21.30%
1992            7.67%         9.39%        3.51%        2.90%           7.53%
1993            9.99%        13.19%        2.90%        2.75%           9.85%
1994            1.31%        -5.76%        3.90%        2.67%          -1.00%
1995           37.43%        27.20%        5.60%        2.54%          26.97%

1996           23.07%         1.40%        5.21%        3.32%          10.83%
1997           33.36%        12.95%        5.26%        1.70%          19.58%
1998           28.58%        10.76%        4.86%        1.61%          16.71%
1999           21.04%        -7.45%        4.68%        2.68%           6.37%
2000           -9.11%        12.87%        5.89%        3.39%           2.68%
2001          -11.88%        10.65%        3.83%        1.55%           0.27%
2002          -22.10%        16.33%        1.65%        2.69%           1.98%

* Returns of unmanaged indexes do not reflect past or future performance of any of the Funds. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. Treasury bills are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source:
Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation
(SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2003 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

        The Trust may use in its advertisements and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:

                                 Annual              Total              Total
                              Contribution        Contribution          Saved
                              ------------        ------------        ----------

           30 Years               $  1,979           $  59,370        $ 200,000
           25 Years               $  2,955           $  73,875        $ 200,000
           20 Years               $  4,559           $  91,180        $ 200,000
           15 Years               $  7,438           $ 111,570        $ 200,000
           10 Years               $ 13,529           $ 135,290        $ 200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the Funds should be aware that certain of the Funds have experienced and may experience in the future periods of negative growth.

        Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to the Adviser and the Sub-Advisers, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser or the Sub-Advisers who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

        From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

        From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Sub-Advisers who assist with portfolio management and research activities on behalf of the Funds.

        Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson may develop, from time to time, model portfolios of the Funds and series of PIMS which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of PIMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser, the Sub-Advisers nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

        From time to time, the Trust may set forth on its internet website or in advertisements or other materials information about the expected amounts and times of Fund distributions to shareholders. In some cases, this information is estimated. Actual distribution amounts may be higher or lower than estimated amounts and distributions, which are subject to the approval of the Board of Trustees, may not occur at all.

COMPLIANCE EFFORTS RELATED TO THE EURO

        Problems may arise in conjunction with the recent and ongoing introduction of the euro. Whether introducing the euro to financial companies' (such as the Funds, the Adviser, the Sub-Advisers, the Funds' custodian and transfer agents and other companies in the financial services industry) systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

VOTING RIGHTS

        Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

        Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B or Class C shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

        The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

        The Asset Allocation Fund will vote shares of each Underlying PIMCO Fund, which it owns in its discretion in accordance with its proxy voting policies.

CERTAIN OWNERSHIP OF TRUST SHARES

        As of March 12, 2003, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and of the Trust as a whole. Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act. To the extent a shareholder "controls" a Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.

CUSTODIAN

        State Street Bank & Trust Co. ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

        Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets, although the Trustees reserve the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

INDEPENDENT ACCOUNTANTS

        PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas City, Missouri 64105, serves as the independent public accountants for the Funds. PricewaterhouseCoopers LLP provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

        PFPC, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust's Class A, Class B, Class C and Class D shares. National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust's Institutional and Administrative Class shares.

LEGAL COUNSEL

        Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

REGISTRATION STATEMENT

        This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

        Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

        Audited financial statements for the Funds (except the PIMCO NACM Funds), as of June 30, 2002, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated June 30, 2002, are incorporated by reference from the Trust's six June 30, 2002 Annual Reports. Two Annual Reports correspond to the Class A, B and C Prospectuses, another two correspond to the Institutional and Administrative Prospectuses and another corresponds to the Class D Prospectuses. Class R shares are only recently offered, and therefore financial statements for Class R shares of the Funds are not yet available. The Trust's June 30, 2002 Annual Reports were filed electronically with the SEC on September 6, 2002 (Accession No. 0001017062-02-001613).

        Audited financial statements and schedules for the Nicholas-Applegate Pacific Rim Fund, the predecessor of the PIMCO NACM Pacific Rim Fund, for the period ended June 30, 2002, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report which is incorporated herein by reference from the Nicholas-Applegate Institutional Funds' audited financial statements and financial highlights for the period ended June 30, 2002, which was filed electronically with the SEC on September 5, 2002 (Accession No. 0000912057-02-034599).

        Unaudited financial statements for the Funds, as of December 31, 2002, for the semi-annual period then ended, including notes thereto, are incorporated by reference from the Trust's twelve December 31, 2002 Semi-Annual Reports. Five Semi-Annual Reports correspond to the Class A, B and C Prospectuses, another three correspond to the Class D Prospectuses and another four correspond to the Institutional Prospectuses. The Trust's December 31, 2002 Semi-Annual Reports were filed electronically with the SEC on March 10, 2003 (Accession No. 0001017062-03-000395).

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

        Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's or Sub-Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

MOODY'S INVESTORS SERVICE, INC.

        CORPORATE AND MUNICIPAL BOND RATINGS

        Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

        A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

        Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

        Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

        Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

        Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

        CORPORATE SHORT-TERM DEBT RATINGS

        Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

        Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

        PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

        ISSUE CREDIT RATING DEFINITIONS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

        Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

CORPORATE AND MUNICIPAL BOND RATINGS

        Investment Grade

        AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

        BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity o the obligor to meet its financial commitment on the obligation.

        Speculative Grade

        Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

        BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

        C: A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        CI: The rating CI is reserved for income bonds on which no interest is being paid.

        D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

        r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

        The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

        N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

        COMMERCIAL PAPER RATING DEFINITIONS

        A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

        A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to

Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   APPENDIX B
                          [TO BE UPDATED BY AMENDMENT]

As of March 12, 2003, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:

* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Funds, as that term is defined in the 1940 Act.

** Shares are believed to be held only as nominee.

                                                                                                        PERCENTAGE OF
                                                                                        SHARES OF        OUTSTANDING
                                                                                       BENEFICIAL         SHARES OF
                                                                                        OWNERSHIP        CLASS OWNED
                                                                                      -------------      ------------
     CCM CAPITAL APPRECIATION FUND

     INSTITUTIONAL CLASS

**   Charles Schwab & o Inc, Special Custody Acct for Exclu Benefit of our Cust,
     101 Montgomery St, San Francisco CA 94104-4122                                   2,697,732.360             15.91%

**   PFPC FBO LPL Supermarket Program, 211 S Gulph Rd, Kng of Prussa PA
     19406-3101                                                                       1,097,550.644              6.47%

     First Union Ntl Bk FBO Circuit City Stores Inc, 1525 W Wt Harris Blvd, CMG
     3C4 NC 1151, Charlotte NC 28262-8522                                               998,383.832              5.89%

     University of Alaska Fdn, Fdn Acct, PO Box 755120, Fairbanks AK 99775-5120         987,698.253              5.82%

     ADMINISTRATIVE CLASS

**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
     Covington KY 41015-1987                                                          7,026,374.993             54.25%

     The Reynolds and Reynolds Co 401K Svg Pln C/O Chase Manhattan TTEE, PO Box
     419784, Kansas City MO 64141-6784                                                1,955,113.524             15.09%

**   American Trust Co FBO American Express Trust Ret Srv Plns, PO Box 534,
     Minneapolis MN 55440-0534                                                        1,271,823.858              9.82%

     First Union Ntl Bnk, 401 S Tryon St FRB-3, CMG 2-1151, Charlotte NC
     28202-1934                                                                         918,466.926              7.09%

     CLASS A

**   Prudential Sec Inc FBO Prudential Ret Srv Admin for Plan NYC Health &
     Hospital Corp, PO Box 9999, Scranton PA 18507-7207                                 902,006.764              9.83%

     CLASS B

**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                  478,122.241             10.64%

     CLASS C

**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                  618,092.775             10.21%

     CLASS D

     NFSC FMT CO Cust IRA Rollover FBO David C Corson, 125 Richmond Hill Ct,

     Williamsburg VA 23185                                                               18,373.675              7.72%


     CCM EMERGING COMPANIES FUND

     INSTITUTIONAL CLASS

     The Northern Trust Co TTEE Toyota Directed Ret Trust, PO Box 92956, Chicago
     IL 60675-2956                                                                    2,195,830.712             15.90%

     BNY Clearing Srv LLC, Wendel & Co, 111 East Kilbourn Ave, Milwaukee WI
     53202-6633                                                                       2,001,273.462             14.50%

     Mac & Co Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198           1,730,650.381             12.54%

**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St,
     San Francisco CA 94104-4122                                                      1,636,458.451             11.85%

     Mac & Co Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198           1,557,142.867             11.28%

     Bost & Co Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198          1,244,867.795              9.02%

     ADMINISTRATIVE CLASS

**   GE Financial Trust Co FBO Omnibus/GE Financial Cap Mgmt, 2425 EB Camelback
     Road Suite 530, Phoenix AZ 85016                                                 2,055,756.775             79.48%

     Wells Fargo Bank MN NA FBO Retirement Plan Services, PO Box 1533,
     Minneapolis MN  55480-1533                                                         339,540.997             13.13%

     CCM MEGA-CAP FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                             339,205.977  *         100.00%

     CCM MID-CAP FUND

     INSTITUTIONAL CLASS

**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St,
     San Francisco CA 94104-4122                                                      2,206,874.689             15.16%

     Deutsche Bank Trust Co America FBO Southcoast Health System, PO Box 9014,
     Church St Station, New York NY 10008                                               784,512.613              5.39%

     ADMINISTRATIVE CLASS

**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
     Covington KY 41015-1987                                                          4,288,994.152             69.67%

     New York Life Trust Company, 51 Madison Ave, New York NY 10010-1603                379,235.008              6.16%

     CLASS B

**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                  291,437.383              8.40%

     CLASS C

**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                  371,367.355              8.49%

     NACM CORE EQUITY FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                             196,876.201  *         100.00%

     ADMINISTRATIVE CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                               1,008.635            100.00%

     CLASS A

     LPL Financial Services, 9785 Towne Centre Drive, San Diego CA 92121                  1,383.107             57.71%

     CLASS C

     Raymond James & Assoc Inc FBO Jackson Rira, 880 Carillon Pkwy, St
     Petersburg, FL 33716                                                                 2,587.679             80.07%

     BSDT Cust Roth IRA FBO Carol Pavuk, 2783 Terrwood Dr East, Macungie, PA
     18002-0000                                                                             844.109             26.12%

     BSDT Cust Roth IRA FBO Carol Pavuk, 2783 Terrwood Dr East, Macungie, PA
     18002-0000                                                                             765.910             23.70%

     BSDT Cust Roth IRA FBO Michael Pavuk, 2783 Terrwood Dr East, Macungie, PA
     18002-0000                                                                             757.219             23.43%

     NACM FLEX-CAP VALUE FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                              96,861.202  *         100.00%

     ADMINISTRATIVE CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                               1,018.624            100.00%

     CLASS A

     BSDT Cust Rollover IRA FBO Susan E Koch, 5434 Doris Drive, Allentown, PA
     18106                                                                                  129.349              8.58%

     BSDT Cust 403B Plan St Lukes Hospital FBO Sharon E Mixa, 4901 Bridlepath
     Dr, Macungie, PA 18062                                                                 127.671              8.47%

     CLASS B

     BSDT Cust IRA FBO Antoinette Dornsife, 436 Fourth St, E Greenville PA 18041            313.119              9.40%

     CLASS C

     BSDT Cust Rollover IRA FBO Cresy M O'Reilly, 1710 Speyer Ln, Redondo Beach,
     CA 90278                                                                             2,471.010             34.23%

     BDST Cust 403B Plan St Lukes Hospital FBO Douglas W Radcliff, 2114 Berry
     Ln, E Greenville PA 18041                                                            1,601.697             22.18%

     LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968            1,194.962             16.55%

     BSDT Cust 403B Plan St Lukes Hospital FBO Matthew L Silfies, 743 Point
     Phillips Rd, Bath PA 18014                                                             660.152              9.14%

     BSDT Cust 403B Plan St Lukes Hospital FBO Christina M Patriarca, 2512 W
     South St, Allentown PA 18104                                                           429.265              5.95%

     NACM GLOBAL FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                              95,450.524  *         100.00%

     ADMINISTRATIVE CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                               1,003.774            100.00%

     CLASS A

     BSDT Cust Simple IRA Cross Country MFG Inc FBO Larry R McGowan, 1131 Stone
     Quarry Hill Rd, Oxford NY 13830                                                         88.317              6.67%

     CLASS B

     RBC Dain Rauscher Alan Wartenberg MD TTEE Pension Plan DTD 12/01/95, 49
     Countryside Ln, Norwood MA 02062                                                       715.228             28.06%

     Victor A Guizetti and Susanne M Guizetti JTWROS, PO Box 364, Landenberg, PA
     19350                                                                                  578.637             22.70%

     Gildo D Guizzetti Jr and Michelle S Guizzetti JTWROS, 554 Newark Rd,
     Landenberg, PA 19350                                                                   242.214              9.50%

     CLASS C

     Raymond James & Assoc Inc FBO Keever James, 880 Carillon Pkwy, St
     Petersburg, FL 33716                                                                 1,809.912             63.68%

     NACM GROWTH FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                              95,000.000  *         100.00%

     ADMINISTRATIVE CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                               1,000.000            100.00%

     CLASS A

     Raymond James & Assoc Inc FBO Bright Rev Trust, 880 Carillon Pkway, St
     Petersburg FL 33716                                                                  1,440.480             51.89%

     NACM INTERNATIONAL FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                             292,194.944  *         100.00%

     ADMINISTRATIVE CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                               1,017.053            100.00%

     CLASS A

     BSDT Cust Simple Calenda and Iacoi LTD FBO Danial A Calenda, 171 Broadway,
     Providence, RI 02903                                                                   168.986             10.83%

     BSDT Cust Simple IRA Cross Country MFG Inc FBO Larry R McGowan, 1131 Stone
     Quarry Hill Rd, Oxford NY 13830                                                         98.426              6.31%

     CLASS B

     Raymond James & Assoc Inc FBO Dempsey Sep, 880 Carillon Pkwy, St Petersburg
     FL                                                                                     263.992             18.96%

     BSDT Cust Rollover IRA FBO Anthony J Schuman, 932 N 44th, Lincoln, NE 68503            115.009              8.26%

     CLASS C

     Joy L McNeese, 19402 West 98th Terrace, Lenexa, KS 66221                             1,830.594             29.35%

     BSDT Cust IRA FBO Joy L McNeese, 19402 West 98th Terrace, Lenexa, KS 66220             428.433              6.87%

     BSDT Cust Simple IRA Bresagen Inc FBO John R Smeaton, 1050 Coday Bluff,
     Athens, GA 30606                                                                       370.630              5.94%

     BSDT Cust Simple IRA Bresagen Inc FBO Allan J Robins, 1050 Coday Bluff,
     Athens, GA 30606                                                                       370.006              5.93%

     NACM PACIFIC RIM FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                             875,656.743  *          98.77%

     CLASS A

     BSDT Cust Roth IRA FBO Linda L Stabler, 472 Poppy Way, Aptos, CA 95003                 909.386             38.42%

     NACM VALUE FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                              96,454.904  *         100.00%

     ADMINISTRATIVE CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                               1,014.342            100.00%

     CLASS A

     Margaret V McCarty, PO Box 1034, Sandersville, GA 31210-5039

     CLASS B

     BSDT Cust Roth IRA FBO Denise Gompers, 1000 Tarpon Woods Blvd #404, Palm
     Harbor FL 34685                                                                      2,178.523             46.78%

     First Clearing Corporation, Ronald F Rosati, TOD Registration, 78
     Marylebone High St, Suite 321, London                                                1,692.860             36.35%

     Raymond James & Assoc Inc FBO Weirich Robert, 880 Carillon Pkwy, St
     Petersburg FL 33716                                                                    686.448             14.74%

     CLASS C

     Raymond James & Assoc Inc FBO Reardon IRA, 880 Carillon Pkwy, St Petersburg            423.729             26.50%

     Raymond James & Assoc Inc FBO Wilson-Demp Sep, 880 Carillon Pkwy, St
     Petersburg                                                                             143.403              8.97%

     NFJ BASIC VALUE FUND

     INSTITUTIONAL CLASS

     UMBSC & Co FBO Laborers M. Financial Services, PO Box 419260, Kansas City
     MO  64141-6260                                                                      48,960.447             28.03%

**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St,
     San Francisco CA 94104-4122                                                         27,967.051             16.01%

     Mark S Geller DDS MSD Inc, Profit Sharing Trust, 1220 Coit Rd #108, Plano
     TX 75075-7757                                                                       15,807.585              9.05%

     Charles Hutto DDS Target Benefit Pl, 430 N High, Henderson TX 75652-5910            13,898.022              7.96%

     Sydney Teague, 8721 Mendocino Dr, Austin TX 78735-1421                              13,195.793              7.55%

     Sue Roberts Sloan, C/O Kirkpatrick, Klein & Mathis, 4901 LBJ Fwy Ste 120,
     Dallas TX 75244-6118                                                                11,469.122              6.57%

     Residuary Trust U/W/O Matthew C Roberts III, C/O Kirkpatrick, Klein &
     Mathis, 4901 LBJ Fwy Ste 120, Dallas TX 75244-6118                                  10,953.094              6.27%

     CLASS A

     Raymond James & Assoc Inc FBO Alboucrek, M.J., 880 Carillon Pkwy, St
     Petersburg FL 33716                                                                  3,081.770              6.91%

     CLASS B

     Raymond James & Assoc Inc FBO Albouy TR #3, 880 Carillon Pkwy, St
     Petersburg FL 33716                                                                  3,489.119             14.19%

     Edward D Jones and Co FAO FBO John C Biermann IRA, PO Box 2500, Maryland
     Heights MOP 63043                                                                    2,659.520             10.82%

     Freida C Pitha TTEE Freida C Pitha Trust DTD 5/21/91 FBO Freida C Pitha,
     3913 Sage Ct, Bloomington IN 47401                                                   2,437.643              9.91%

     BSDT Cust Rollover IRA FBO Larry W Snider, 4212 Tomahawk Dr, Sand Springs
     OK 74063                                                                             1,908.520              7.76%

     Jon M Dunn and Sarah J Dunn JTWROSD, 512 E 8th St, Bloomington IN 47408              1,837.459              7.47%

     BSDT Cust RIRA FBO Stanley J Ritchie, 828 S Woodlawn, Bloomington IN 47401           1,691.940              6.88%

     BSDT Cust IRA FBO Larry L Sargent, 203 Gardenia Ln, Jasper, IN 47546                 1,632.395              6.64%

     BSDT Cust TRA FBO Nicholas Hipskind, 700S St Rd 446, Bloomington IN 47405            1,479.542              6.02%

     NFSC FEBO Elizabeth L Gulick, 7 S Sewalls Pt Rd, Stuart FL 34996                     1,434.083              5.83%

     CLASS C

     NFSC FEBO Constantine Alexander, 3 Whittier St, Cambridge MA 02140                   6,671.287             13.31%

     NFSC FEBO Paul Randall/Susan Randall, 79 East Main Street, Leroy, NY 14482           5,905.240             11.78%

     NFSC FEBO John C Randall/Maureen A Randall, 3178 Daley Rd, Caledonia, NY
     14423                                                                                4,001.101              7.98%

     NFSC FEBO Charles Gribbon, 42 Split Rock Rd, Pittsford, NY 14534                     3,813.843              7.61%

     NFJ EQUITY INCOME FUND

     INSTITUTIONAL CLASS

     Northern Trust Co TTEE FBO AM Castle & Co EE Pension, Plan Equity Segment,
     PO Box 92956, Chicago IL 60675-2956                                              1,373,534.276             40.18%

     Stetson & Co., Attn: Chicago Trust co., 171 N Clark Street, 10th Floor,
     Chicago, IL 60601-3306                                                             765,891.524             22.41%

     Northern Trust Co as Cust FBO Dallas Symphony, PO Box 92956, Chicago IL
     60675-2956                                                                         233,336.133              6.83%

**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St,
     San Francisco CA 94104-4122                                                        226,935.663              6.64%

     ADMINSTRATIVE CLASS

     First Union National Bank, 401 S Tryon St FRB 3, CMG 2-1151, Charlotte NC
     28202-1934                                                                         118,267.307            100.00%

     CLASS A

     NFSC FBO the Kruep Family Trust, Randall J & Donna J Kruep TTEE, PO Box
     460130, St. Louis MO 63146                                                          78,315.600              8.77%

     CLASS D

     Strafe & Co FAO Edwin & Wilma Parker LLC Custody, PO Box 160, Westerville,
     OH 43086                                                                             9,288.738             53.49%

     NFJ INTERNATIONAL VALUE FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                             100,000.000  *          86.47%

     Chris Najork/Linda Najork, JT Ten Wros Not TC, 1632 Promotory Dr., Cedar
     Hill, TX 75104-1529                                                                 15,641.293             13.53%

     NFJ LARGE-CAP VALUE FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
     Suite 100, Newport Beach CA 92660-6367                                             203,470.651  *          93.44%

     Chris Najork/Linda Najork, JT Ten Wros Not TC, 1632 Promotory Dr., Cedar
     Hill, TX 75104-1529                                                                 14,285.714              6.56%

     NFJ SMALL-CAP VALUE FUND

     INSTITUTIONAL CLASS

**   Charles Schwab & Co Inc Special Cust Acct for the Exclusive Benefit of our
     Cust, 100 Montgomery St, San Francisco CA 94104                                  1,018,993.281             20.98%

**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
     Covington KY 41015-1987                                                          1,012,984.058             20.86%

**   Pershing LLC, Attn: Mutual Funds, PO Box 2052, Jersey City NJ 07303                697,231.095             14.36%

     Putnam Fiduciary Trust Co FBO Idaho Power Co EE Sav Plan, Mailstop N3G, 1
     Investors Way, norwood MA 02062-1584                                               267,414.228              5.51%

     ADMINISTRATIVE CLASS

**   American Express Trust Co for the Benefit of american Express Trust Ret Srv
     Plan, PO Box 534, Minneapolis MN 55440-0534                                        387,004.095             18.00%

**   National Financial Services Corp for the Exclusive Benefit of our
     Customers, 1 World Financial Center, 200 Liberty St, New York NY 10281-1003        256,166.526             11.92%

**   FTC & Co, Datalynx, PO Box 173736, Denver CO 80217-3736                            213,587.936              9.94%

     New York Life Trust Company, 51 Madison Ave, new York NY 10010-1603                198,931.958              9.25%

     American Express Trust Co TTEE of the Ogilvy & Mather Defined Benefit Plan,
     990 AXP Financial Ctr, Minneapolis MN 55474                                        190,735.104              8.87%

     Wells Fargo Bank MN NA FBO Heller 1080, PO Box 1533, Minneapolis MN
     55480-1533                                                                         175,927.229              8.18%

     Scudder Trust Co TTEE FBO United Business Media 401K, Attn: Asset Reconc
     Dept 062941, PO Box 1757, Salem, NH 03079-1143                                     116,006.966              5.40%

     CLASS B

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               869,316.294              8.22%

     CLASS C

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             1,234,566.114              8.03%

     CLASS D

     Southwest Securities Inc FBO Franklyn J Thiebaud, IRA Rollover Custodian,
     PO Box 509002, Dallas TX 75250                                                       2,540.650             16.04%

     NFSC FEBO David L French/Jennifer M French, 654 Hanna Ave, Loveland OH 45140         1,518.282              9.59%

     Eugene W Tyson TTEE Irene J Tyson Grandchildren Irrevo Trust, 3040 Dickens
     Ln, Mound MN 55364-8518                                                                931.651              5.88%

     CLASS R

     Circle Trust Company for Madsen, Kneppers, & Associates, Inc 401K Profit
     Sharing Plan, Metro Center, One Station Place, Stamford, CT 06902                      438.882             46.75%

     PEA GROWTH FUND

     INSTITUTIONAL CLASS

     Pacific Mutual Life Insurance Co EE Retirement Plan Trust, 700 Newport
     Center Drive, Newport Beach CA 92660                                               579,364.409             37.42%

**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101
     Montgomery St, San Francisco CA 94104                                              211,737.984             13.68%

     Northern Calif Tile Def Benefit Pension Pln, 777 Davis St, San Francisco CA
     94111-1405                                                                         166,166.280             10.73%

     CMTA-GMPP & Allied Workers Pens Tr, C/O Assoc Third Party Admin, 1640 South
     Loop Rd, Alameda CA 94502-7089                                                     154,890.560             10.00%

     California Race Track Assoc, PO Box 67, La Verne CA 91750-0067                     104,307.496              6.74%

     Pacific Life Foundation, 700 Newport Center Drive, Newport Beach CA 92660          100,629.700              6.50%

     ADMINISTRATIVE CLASS

**   National Financial Services Corp for the Exclusive Benefit of our
     Customers, 1 World Financial Center, 200 Liberty Street, New York, NY 10281          3,826.877             16.54%

     CLASS B

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               483,033.761              9.91%

     CLASS C

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             3,983,721.750              8.33%

     CLASS D

     NFSC FBO Vinod K Adlakha, 11418 Sagewhite Dr, Houston TX 77089                         690.712             11.50%

     NFSC FEBO Nell E Castleman, John E Castleman, Louise T Castleman, 2704
     Lakeland Dr, Nashville TN 37214                                                        455.076              7.58%

     PEA GROWTH & Income Fund

     INSTITUTIONAL CLASS

**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101
     Montgomery St, San Francisco CA 94104                                              504,327.079             50.41%

**   National Investors Services, 55 Water St , 32nd Fl, New York NY 10041              114,949.568             11.49%

**   National Financial Services Corp for the Exclusive Benefit of our
     Customers, PO Box 3908, Church St Station, New York NY 10008-3908                   85,127.146              8.51%

**   Pershing LLC, Attn: Mutual Funds, PO Box 2052 Jersey City NJ 07303-2052             82,772.930              8.27%

     ADMINISTRATIVE CLASS

     Harry A Parsons, 25 Prescott Pl, Hastings HDSN, NY 10706-3112                       14,240.847              5.85%

     Wells Fargo Bank MN NA FBO RPS, 1080, PO Box 1533, Minneapolis, MN
     55480-1533                                                                          13,712.915              5.64%

     State Street Bank & Trust Co Cust John P O'Dwyer, 387 Madrone Ave,
     Larkspur, CA 94939-1914                                                             13,383.995              5.50%

     Frank G Fitxpatrick/Nancy I Fitzpatrick, Ten Com, 6309 Huntover Lane,
     Rockville, MD 20852-3671                                                            12,829.161              5.27%

     CLASS A

**   John E Homester TTEE FBO Troy Design Inc 401K, 26211 Central Park Blvd,
     Southfield MI 48076                                                                259,818.680              6.77%

     CLASS B

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               196,381.286              8.33%

     CLASS C

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               232,660.507              6.85%

     CLASS D

     NFSC FEBO Squam Lakes Natural Scnc Centr, PO Box 173, Holderness NH 03245           12,305.492             25.62%

     NFSC FEBO Squam Lakes Natural Scnc Centr, PO Box 173, Holderness NH 03245            6,514.751             13.57%

     NFSC FEBO FMT Co Cust IRA Rollover FBO Eugene B Jones, 933 S 1200 E, Salt
     Lake City UT 84105                                                                   4,062.297              8.46%

**   Pershing LLC, PO Box 2052, Jersey City NJ 07303-9998                                 3,080.675              6.41%

     PEA INNOVATION FUND

     INSTITUTIONAL CLASS

     BNY Midwest Trust Company TTEE Sun Microsystems Tax Deferred Svg Plan, 209
     W Jackson Blvd Ste 700, Chicago IL 60606-6936                                      983,057.511             57.44%

**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
     Covington KY 41015-1987                                                            349,401.124             20.41%

     Minnesota Life, 401 Robert Street North, Saint Paul MN 55101                       223,150.452             13.04%

     ADMINISTRATIVE CLASS

     Putnam Fiduciary Trust Co TTEE FBO Radisys Corp 401K Svg Pln, 1 Investors
     Way, Norwood MA 02062-1584                                                          87,139.163             26.92%

     Brown and Caldwell Svg Pln, PO Box 419784, Kansas City MO 64141-6784                75,310.097             23.26%

     Barb & Co, PO Box 4599, Rockford IL 61110-4599                                      62,264.244             19.23%

**   T Rowe Price Trust Co FBO Ret Plan Clients Asset Reconciliation, PO Bo
     x17215, Baltimore MD 21297-1215                                                     53,998.776             16.68%

**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
     Covington KU\Y 41015-1987                                                           16,757.341              5.18%

     CLASS A

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             1,699,987.323              8.07%

     CLASS B

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             3,738,871.165             17.77%

     CLASS C

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             4,559,534.937             16.39%

     PEA OPPORTUNITY FUND

     INSTITUTIONAL CLASS

**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
     Covington KY 41015-1987                                                          1,234,129.191             19.88%

     Wells Fargo Bank MN NA FBO Brown Printing, PO Box 1533, Minneapolis MN
     55480-1533                                                                         655,490.548             10.56%

     American Express Trust Co Ret Srv Plan, PO Box 534, Minneapolis MN
     55440-0534                                                                         567,791.942              9.15%

**   Lasalle Bank NA Omnibus 76, PO Box 1443, Chicago IL 60690-1443                     535,801.745              8.63%

**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101
     Montgomery St, San Francisco CA 94104                                              406,100.549              6.54%

     Pacific Mutual Life Insurance Co EE Ret Plan Trust, 700 Newport Center
     Drive, Newport Beach CA 92660-*6397                                                387,557.076              6.24%

     Deutsche Bank Sec, PO Box 1346, Baltimore MD 21203-1346                            376,180.062              6.06%

     Jas & Co c/o Bremer Trust NA, PO Box 986, Saint Cloud, MN 56302-0986               315,815.978              5.09%

     ADMINISTRATIVE CLASS

     American Express Trust Co for the Benefit of American Express Trust Ret Srv
     Plan, PO Box 534 Minneapolis MN 55440-0534                                         173,496.147             61.89%

     New York Life Trust Co, 51 Madison Ave, New York NY 10010-1603                      86,431.078             30.83%

     CLASS A

**   Bear Stearns Securities Corp For the Benefit of Its Customers, 1 Metrotech
     Center North, Brooklyn, NY 11201                                                   189,054.693              6.03%

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               174,566.332              5.57%

     CLASS B

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                99,166.845              9.63%

     CLASS C

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               856,267.440              7.31%

     PEA RENAISSANCE FUND

     INSTITUTIONAL CLASS

**   MORI & CO, PO Box 13366, Kansas City MO 64199-3366                               1,609,511.838             18.22%

**   HOCO, PO Box 13366, Kansas City MO 64199-3366                                    1,247,893.144             14.13%

     Pacific Mutual Life Ins Co EE Ret Plan Trust, 700 Newport Center Drive,
     Newport Beach CA 92660-6397                                                        889,212.910             10.07%

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                           753,108.371              8.53%

     ADMINISTRATIVE CLASS

**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
     Covington KY 41015-1987                                                            543,791.293             14.61%

**   American Express Trust Co for the Benefit of American Express Trust Ret Srv
     Plan, PO Box 534, Minneapolis MN 55440                                             442,950.207             11.90%

     Nationwide Trust Co FBO Kvaerner Inc 401K Svg Pln, PO Box 1412, Austin TX
     78767-1412                                                                         406,868.213             10.93%

     Invesco Trust Co TTEE FBO Tetra Tech Inc & Sub Ret Plan, 630 N Rosemead
     Blvd Pasadena CA 91107-2101                                                        272,496.595              7.32%

     Transco & Co, 105 N Main, PO Box 48698, Wichita KS 67201-8698                      207,310.157              5.57%

     CLASS B

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             3,021,594.311              5.76%

     CLASS C

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             4,901,085.827              7.40%

     PEA TARGET FUND

     INSTITUTIONAL CLASS

     Publix Super Market Charities Inc, Investment Manager, PO Box 32018,
     Lakeland FL 33802-2018                                                           1,976,284.585             55.95%

     Pacific Mutual Life Insurance Co EE Ret Plan Trust, 700 Newport Center
     Drive, Newport Beach CA 92660                                                      519,902.625             14.72%

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                           305,216.076              8.64%

     ADMINISTRATIVE CLASS

     Circle Trust Company, WG Clark Employee Savings & PS/MPP, Metro Center, 1
     Station Pl., Stamford, CT 06902-6800                                                 2,731.080              9.74%

     Harry A Parsons, 25 Prescott Pl., Hastings HDSN, NY 10706-3112                       1,531.145              5.46%

**   National Investor Services for the Benefit of its Customers, 55 Water
     Street, 32nd Floor, New York, NY 10041-0028                                          1,447.823              5.16%

     CLASS A

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               561,731.728              5.05%

     CLASS B

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               854,905.015              8.97%

     CLASS C

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             4,244,958.687              8.91%

     CLASS D

     Strafe & Co FAO Edwin & Wilma Parker LLC Custody, PO Box 160, Westerville
     OH 43086-0160                                                                       18,229.476             23.39%

     PEA VALUE FUND

     INSTITUTIONAL CLASS

     Pacific Mutual Life Insurance Co EE Ret Plan Trust, 700 Newport Center
     Drive, Newport Beach CA 92660                                                    1,514,558.487             22.09%

**   Circle Trust Company OPS Omnibus Account, Metro Center, 1 Station Pl.,
     Suite 30 Stamford, CT 06902-6800                                                   971,622.480             14.17%

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                           567,255.205              8.27%

     Northern California Tile Defined Benefit Pension Plan, 777 Davis St, San
     Francisco CA 94111-1405                                                            434,088.899              6.33%

     CMTA-GMPP & Allied Workers Pens Tr, C/O Associated Third Party
     Administrators, 1640 S. Loop Rd, Alameda CA 94502-7089                             404,907.397              5.91%

     Koshland Family Partnership LP, PO Box 7310, Menlo Park CA 94026-7310              361,961.343              5.28%

     ADMINISTRATIVE CLASS

**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
     Covington KY 41015                                                                 694,163.052             38.37%

**   Bank of NY as TTEE for Promedica Health System 401K Plan, 3 Manhattanville
     Rd Ste 103, Purchase NY 10577-2116                                                 466,888.559             25.81%

     Putnam Fiduciary Trust Co TTEE Integrated Device Technology 401K, Mailstop
     N2D, One Investor Way, Norwood MA 02062-1584                                       235,103.298             13.00%

     American United Life Insurance Company Group Retirement Activity, Attn:
     Doug Wade, One American Square, Indianapolis, IN 46282-0020                        105,648.505              5.84%

     CLASS B

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             1,195,168.603              6.22%

     CLASS C

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             2,694,125.695             11.05%

     PIMCO ASSET ALLOCATION FUND

     INSTITUTIONAL CLASS

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                             1,563.147             56.11%

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
     100, Newport Beach CA 92660-6367                                                     1,222.918             43.89%

     ADMINISTRATIVE CLASS

**   American Express Trust Co for the Benefit of American Express Trust Ret Srv
     Pln, PO Box 534, Minneapolis MN 55440-0534                                       1,414,562.833            100.00%

     CLASS A

     NFSC FEBO Betty M Sisk, 1 Westboro Place, Topeka KS 66604                          114,665.826             14.64%

     PIMCO BALANCED VALUE FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
     100, Newport Beach CA 92660-6367                                                    99,000.000  *         100.00%

     PIMCO CORE EQUITY FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
     100, Newport Beach CA 92660-6367                                                   100,000.000  *         100.00%

     PIMCO DISCIPLINED VALUE FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
     100, Newport Beach CA 92660-6367                                                   100,000.000  *         100.00%

     PIMCO International Value Fund

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
     100, Newport Beach CA 92660-6367                                                    99,000.000  *         100.00%

     PIMCO LARGE CAP VALUE FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
     100, Newport Beach CA 92660-6367                                                    99,000.000  *         100.00%

     PIMCO MID CAP VALUE FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
     100, Newport Beach CA 92660-6367                                                   100,000.000  *         100.00%

     PIMCO SMALL CAP VALUE FUND

     INSTITUTIONAL CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
     100, Newport Beach CA 92660-6367                                                   100,000.000  *         100.00%

     PPA TAX-EFFICIENT STRUCTURED EMERG MARKETS

     INSTITUTIONAL CLASS

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                         1,425,568.553             17.15%

     Alscott Investments LLC, PO Box 70001, Boise ID 83707-0101                       1,060,304.381             12.76%

**   FTC & Co, House Account, PO Box 173736, Denver CO 80217-3736                       922,163.047             11.10%

     Waycrosse Inc, International Wuity Fund II, PO Box 9300, Minneapolis MN
     55440-9300                                                                         774,613.732              9.32%

     REDE & Co, 4380 SW Macadam Ave Ste 450, Portland OR 97239-6407                     524,850.761              6.31%

     Alscott Investments LLC, PO Box 70001, Boise ID 83707-0101                         511,628.971              6.16%

     PPA TAX-EFFICIENT EQUITY FUND

     INSTITUTIONAL CLASS

     Loni Austin Parrish UAW Joan D Austin DTD 12-26-86 FBO Ashley Nicole
     Parrish, PO Box 1060, Newberg OR 97132                                              12,585.589             23.14%

     Loni Austin Parrish UAW G Kenneth Austin Jr DTD 12-26-86 FBO Ashley Nicole
     Parrish, PO Box 1060, Newberg OR 97132                                              11,209.453             20.61%

     Loni Austin Parrish UAW G Kenneth Austin Jr DTD 09/26/88 FBO Jessica
     Danielle Parrish, PO Box 1060, Newberg OR 97132                                     10,755.731             19.78%

     Loni Austin Parrish UAW Joan D Austin DTD 09/26/88FBO Jessica Danielle
     Parrish, PO Box 1060, Newberg OR 97132                                              10,755.731             19.78%

     Scott N Parrish C/O Austin Industries, PO Box 1060, Newberg OR 97132                 9,074.426             16.69%

     ADMINISTRATIVE CLASS

     Nancy Wiener Hamill & Corwith Hamill TTEE (PASS/PIMCO) U/A DTD Dec. 26,
     1995, Jonathan Edward Hamill Trust, 2109 Broadway, New York, NY 10023                7,359.208             31.73%

     Eleanor Shirley, 10203 Winterhue Dr., Baton Rouge, LA 70810                          6,019.438             25.96%

     James J Arsenault/Patricia M Arsenault JT Wros, 377 Charles St., E
     Williston, NY 11596-2521                                                             4,139.849             17.85%

     Joseph P Dawson, 2713 Pontiac Dr., Walnut Creek, CA 94598-4437                       3,712.654             16.01%

     Mark Greenberg, 328 Ridgeview Dr., Pleasant Hill, CA 94523                           1,926.690              8.31%

     CLASS A

     NFSC FEBO Robb Charitable Turst Richard A Robb, 41 Morton St Unit 15,
     Jamaica Plain MA 02130                                                              91,941.793             12.72%

     JP Morgan Securities Inc, 500 Stanton Christiana Rd, Newark DE 19713                42,844.060              5.93%

     CLASS C

     Edward D Jones and Co FAO Elizabeth E Verlie TTEE U/A DTD 07/06/78, PO Box
     2500, Maryland Heights, MO 63043-8500                                               53,662.661              5.13%

     CLASS D

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                1,482.249             15.83%

     RCM Biotechnology Fund

     CLASS A

**   Bear Stearns Securities Corp For the Benefit of Its Customers, 1 Metrotech
     Center North, Brooklyn, NY 11201                                                     6,200.000              7.50%

**   Bear Stearns Securities Corp For the Benefit of Its Customers, 1 Metrotech
     Center North, Brooklyn, NY 11201                                                     4,269.416              5.16%

     CLASS B

     NFSC FEBO Dennis L & James L Baker TTEE Springs & Sons Electrical
     Contractors Inc PSP, 2129 W. Mountain View Rd, Phoenix, AZ 85021                     4,985.457             12.03%

**   Pershing LLC, PO Box 2052, Jersey City NJ 07303                                      2,290.426              5.53%

     John M Scukas, 1905 Dorcas Ln, Wilmington DE 19806-1163                              2,089.510              5.04%

     CLASS D

**   National Financial Srv for the Benefit of Customer, 200 Liberty St, 1 World
     Financial Center, New York NY 10281-1003                                         3,421,428.070             23.04%

**   National Investor Srv Corp for the Exclusive Benefit of Cust, 55 Water St,
     New York NY 10041-0004                                                             832,447.673              5.61%

     RCM EMERGING MARKETS FUND

     INSTITUTIONAL CLASS

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                            77,888.159             69.73%

**   National Financial Srv for the Benefit of Customer, 200 Liberty St, 1 World
     Financial Center, New York NY 10281-1003                                            15,346.990             13.74%

     Citibank NA Cust FBO Dresdner RCM Emerging Market Fund, C/O Dresdner RCM
     Global Inv Aus Ltd, PO Box N687, Grosvenor Place NSW 1220 Australia                 13,931.283             12.47%

     CLASS A

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                1,409.245              6.30%

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                1,984.127              8.87%

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                2,402.201             10.74%

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                2,042.901              9.14%

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                2,042.901              9.14%

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                2,042.901              9.14%

     BSDT Cust Rollover IRA FBO Louise M Porn, 108 Oak Ridge, Burr Ridge, IL
     60521                                                                                3,465.187             15.50%

     Dain Rauscher Inc FBO Walter C Rowe/Robin Rowe JT Ten/Wros, 5610 Old
     Naches, Naches, WA 98937                                                             2,136.752              9.56%

     CLASS B

**   LPL Financial Services, 9785 Towne Center Drive, San Diega, CA 92121                 5,364.807             27.02%

     Legg Mason Wood Walker Inc, PO Box 1476, Baltimore MD 21202                          2,125.190             10.70%

**   Pershing LLC, PO Box 2052, Jersey City NJ 07303                                      1,438.385              7.24%

     BSDT Cust IRA FBO Judith A Cavallaro, 125 Sherman St, Brooklyn NY 11218              1,365.860              6.88%

     Antoinette P Cantore, 50 E 89th St Apt 316, New York NY 10128                        1,209.762              6.09%

     CLASS D

**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
     Financial Center, New York NY 10281                                                 21,113.542             12.80%

     RCM EUROPE FUND

     INSTITUTIONAL CLASS

     Dresdner RCM European Equities Trust, PO Box N687 Grosvenor Pl NSW 1220,
     Level 16 207 Kent St, Sydney WSW 2000 Australia                                    700,223.906            100.00%

     CLASS A

     Fiserv Securities, Inc., One Commerce Square, 2005 Market Street, Suite
     1200, Philadelphia, PA 19103                                                        49,859.532             53.14%

     Sterne Agee & Leach, Inc., 813 Shades Creek Pkwy, Birmingham, AL 35209              38,355.570             40.88%

     CLASS B

     Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia PA 19103               5,477.308             55.01%

     Painewebber for the Benefit of Adelaide B Forrest, 3 Cantaberry Lane
     Coventry RI 02816                                                                    2,147.299             21.57%

     Pershing LLC, PO Box 2052, Jersey City NJ 07303                                      1,124.461             11.29%

     CLASS C

     Prudential Securities Inc. FBO Global Capital, Van Engelen Weg 27,
     Willemstad Curacao, Netherlands, Antilles                                           20,130.411             81.16%

     CLASS D

**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
     Financial Center, New York NY 10281                                                264,026.715              8.42%

     Smith Barney Inc, 333 W 34th St FL7, New York NY 10001                             182,937.744              5.83%

     RCM GLOBAL HEALTHCARE FUND

     CLASS A

     Dean Witter Reynolds Cust for Jerry A Morgan, PO Box 250 Church Street
     Station, New York NY 10008                                                           6,827.075              6.24%

     CLASS D

**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
     Financial Center, New York NY 10281                                              1,840,700.973             20.94%

     RCM GLOBAL SMALL-CAP FUND

     INSTITUTIONAL CLASS

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                            88,385.017             43.80%

**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
     Financial Center, New York NY 10281                                                 62,496.733             30.97%

**   National Investor Services, 55 Water St, New York NY 10041                          16,482.390              8.17%

**   Pershing LLC, Attn: Mutual Funds, PO Box 2052, Jersey City NJ 07303                 14,257.917              7.07%

     State Street Bank & Trust as Custodian for South Dakota Higher Education
     Sav TR RCM Global SM Cap, 801 Pennsylvania Ave., Kansas City, MO 64105              10,566.925              5.24%

     CLASS A

     BNY Clearing Services LLC, Age Partnership, 111 East Kilbourn Avenue,
     Milwaukee, WI 53202                                                                 33,571.246             36.32%

     BNY Clearing Services LLC, Advantage AATD, 111 East Kilbourn Avenue,
     Milwaukee, WI 53202                                                                 32,975.076             35.67%

     CLASS B

     US Clearing Corp, 26 Broadway, New York NY 10004-1798                                2,420.104             12.24%

     Mesirow Financial inc, Delaware Charter Gty Trust Tr, 350 N Clark St,
     Chicago IL 60610                                                                     2,164.502             10.95%

     Painewebber for the Benefit of Painewebber CDN FBO Randall B Leong, PO Box
     3321, Weehawken NJ 07087                                                             1,513.856              7.66%

     CLASS C

     Raymond James & Assoc In CSDN Patricia G Miller IRA, 6015 Wellesley Ave,
     Pittsburgh PA 15206                                                                  3,808.864              6.30%

     Bear Stearn Sec Corp, 1 Metrotech Center N, Brooklyn NY 11201                        3,358.000              5.56%

     CLASS D

**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
     Financial Center, New York NY 10281                                                 99,644.206             26.24%

**   National Investor Srv Corp for the Exclusive Benefit of Cust, 55 Water St,
     New York NY 10041                                                                   20,498.105              5.40%

     RCM GLOBAL TECHNOLOGY FUND

     INSTITUTIONAL CLASS

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                           993,292.620             23.68%

**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
     Financial Center, New York NY 10281                                                957,041.586             22.82%

**   National Investor Services, 55 Water St, New York NY 10041                         220,696.353              5.26%

     Bankers Trust TTEE Harris Corporation Retirement Plan, 100 Plaza One, MS
     3048, Jersey City NJ 07311                                                         217,783.139              5.19%

     CLASS A

     The Vanguard Fiduciary Trust Dresdner RCM Global Tech Fund, PO Box 2600,
     Valley Forge PA 19482                                                              384,611.868             45.21%

     State Street Bank & Trust Co Southern California Edison Co Stock Svg Plan,
     105 Rosemont Ave, Westwood MA 02090                                                 81,049.548              9.53%

     The Manufacturers Life Insurance Company USA, 250 Bloor St E, 7th Floor,
     Toronto, Ontario, Canada, M4W1E5                                                    64,148.168              7.54%

     CLASS B

     John R Kissell and Frances B Kissell JTWROS, 10 Shepard Springs Ct, Durham
     NC 27713                                                                             1,824.818              6.50%

     CLASS C

     CIBC World Markets Corp, PO Box 3484, Church St Station, New York NY 10008           4,671.707              8.08%

     CLASS D

**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
     Financial Center, New York NY 10281                                              1,233,495.344             19.58%

     RCM INTERNATIONAL GROWTH EQUITY FUND

     INSTITUTIONAL CLASS

     Asset Allocation Portfolio, PIMCO 840 Newport Center Drive Ste 100, Newport
     Beach CA 92660                                                                   1,257,102.562             40.19%

     Sheldon & Co C/O National City, PO Box 94984, Cleveland OH 44101                   366,397.054             11.71%

     Merrill Lynch Pierce Fenner & Smith Inc for the Sole Bene of its Cust, 4800
     Deer Lake Dr E 3rd Fl, Jacksonville FL 32246                                       334,724.865             10.70%

     Cypress Lawn Cemetery Assoc Endowment Care Fund, PO Box 397, Colma CA 94014        273,742.405              8.75%

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                           223,158.473              7.14%

     SF Symphony Assoc Retirement Trust, Attn: Deena Soulon, Davies Symphony
     Hall, 201 Van Ness Ave., San Francisco, CA 94102-4595                              170,038.451              5.44%

     ADMINISTRATIVE CLASS

     Harry A Parsons, 25 Prescott Pl., Hastings HDSN, NY 10706-3112                       9,327.434              8.17%

     Frank G Fitzpatrick/Nancy I Fitzpatrick Ten Com, 6309 Huntover Lane,
     Rockville, MD 20852-3671                                                             8,262.459              7.24%

     State Street Bank & Trust Co Cust IRA R/O C. William Frankland, 4811 NE
     43rd Street, Seattle, WA 98105-5117                                                  6,098.383              5.34%

     Marian A Barnet, 1630 43rd Ave E, #812, Seattle WA 98112                             5,818.415              5.10%

     CLASS A

     Painewebber for the Benefit of the Feinstein Foundation inc, 37 Alhambra
     Circle, Cranston RI 02905                                                          182,213.668             17.64%

     BNY Clearing Services LLC, Advantage AATD, 111 East Kilbourn Avenue,
     Milwaukee, WI 53202                                                                 57,575.000              5.57%

     CLASS B

     RBC Dain Rauscher, Spitzer Management Inc, 150 E Bridge St, Elyria, OH 44035        23,045.458              5.10%

     CLASS C

**   Smith Barney House Acct, 333 West 34th St, New York NY 10001                       580,483.519             13.67%

     CLASS D

**   National Investors Services, 55 Water Street 32nd Fl, New York NY 10041             50,411.477             10.14%

     RCM LARGE CAP GROWTH FUND

     INSTITUTIONAL CLASS

     Union Bank Trust Nominee Select Benefit 401K Plan, PO Box 85484, San Diego
     CA 92186-5484                                                                    3,952,796.273             19.97%

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                         3,224,518.578             16.29%

     Putnam Fiduciary Trust Co TTEE FBO Nordstrom Inc DCPA Team 650256, 1
     Investors Way, Norwood MA 02062-1584                                             1,730,193.927              8.74%

     ADMINISTRATIVE CLASS

     Fidelity Investments Inst Operations Co Inc Cust FBO (FIBC) as Agent for
     Certain Employee Benefit Plans, 100 Magellan Way (KWIC), Covington, KY 41015     2,888,247.448             51.85%

     Deutsch Bank America Trust Co FBO Nortel Networks LTIP, 100 Plaza One
     #JCY03-0408, Jersey City NJ 07311                                                1,903,139.921             34.17%

     Foundation for LSU Health Sciences Center - BRSF Account, Attn: Bridgit
     Miller, 1600 Canal St, Suite 1010, New Orleans, LA 70112-2888                      378,185.310              6.79%

     Foundation for LSU Health Sciences Center - General Endowed Account, Attn:
     Bridgit Miller, 1600 Canal St, Suite 1010, New Orleans, LA 70112-2888              373,838.352              6.71%

     CLASS A

     Hillstrust, PO Box 100, Iowa City IA 52244                                         151,723.828             20.01%

     Valley Cabinet Inc 401K, 845 Prosper St, De Pere WI 54115                           98,241.176             12.95%

     Legg Mason Wood Walker Inc, PO Box 1476, Baltimore MD 21202                         54,969.776              7.25%

     Frontier Trust TTEE Ness Motley Loadholt Richardson & Poole CDM 401K Plan,
     PO Box 10699, Fargo ND 58106                                                        46,494.597              6.13%

     CLASS B

     US Clearing Corp, 26 Broadway, New York NY 10004                                     9,539.976              5.31%

     CLASS C

     Smith Barney House Account, 333 West 34th St, New York NY 10001                     10,059.305              7.56%

     CLASS D

**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
     Financial Center, New York NY 10281                                              1,969,718.320             28.80%

     Reed Elsevier US Salary Investment Plan 401K, State Street Bank & Trust
     TTEE 105 Rosemont Rd, Westwood MA 02090                                            779,441.855             11.40%

     RCM MID-CAP FUND

     INSTITUTIONAL CLASS

     National Electrical Benefit Fund, 1125 15th St NW Rm 401, Washington DC
     20005-2775                                                                      19,061,067.266             18.85%

     Abbott Laboratories Annuity Ret Trust Fund, 1 Abbott Park Rd, Abbott Park
     IL 60064                                                                        13,627,536.319             13.48%

     UFCW N CA Employers JT Pension Plan, PO Box 9000, Walnut Creek CA 94598-0990    11,113,066.704             10.99%

     Consolidated Natural Gas Co Pension Trust-RCM Equity Acct, Consolidated
     Natural Gas Co, CNG Tower 625 Liberty Ave, Pittsburg PA 15222                   10,881,427.930             10.76%

     ADMINISTRATIVE CLASS

     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
     100, Newport Beach CA 92660                                                          4,385.965            100.00%

     CLASS A

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303                                    27,963.933             15.17%

     Dean Witter Reynolds Cust for Paul L Lang, PO Box 250 Church Street
     Station, New York, NY 10008-0250                                                    19,334.588             10.49%

     Painewebber FBO UBS Painewebber CDN FBO Kathryn Pourakis, PO Box 3321,
     Weehawken, NJ 07086-8154                                                            15,334.862              8.32%

     Matrix Trust Co Cust FBO Pioneer Equipment PSP, 700 17th St, Suite 300,
     Denver, CO 80202                                                                    13,743.301              7.45%

     Painewebber FBO Josephine Celli JTWROS Adelaide J Luers, 12 Cresent Ave,
     Cliffside Park, NJ 07010-3004                                                       13,362.946              7.25%

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303                                    10,215.054              5.54%

     Painewebber FBO Daria J Baldissard & Thelma Baldissard JTTEN, 14 Cameron
     Avenue, Pompton Plains, NJ 07444-2005                                                9,452.055              5.13%

     CLASS B

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303                                    13,650.794             10.67%

**   LPL Financial Srv, 9785 Towne Centre Dr, Sna Diego CA 92121                          8,241.758              6.44%

     CLASS C

     Southwest Securities Inc FBO Woodrow Richard Stubbs Charitable Remainder
     Trust, Woodrow Richard Stubbs TTEE, PO Box 509002, Dallas, TX 75250                 28,248.588              9.81%

     Raymond James & Assoc Inc FBO Cambre, MS, 880 Carillon Pkwy, St Petersburg
     FL 33716                                                                            18,767.124              6.52%

     Raymond James & Assoc Inc FBO Smith Laura, 880 Carillon Pkwy, St Petersburg
     FL 33716                                                                            17,872.011              6.21%

     CLASS D

     Dian Rauscher Inc FBO Trukan & Co (II) c/o The Trust Company of KS, PO Box
     3699, Wichita, KS 67201                                                            196,067.416             11.11%

     RCM SMALL-CAP FUND

     INSTITUTIONAL CLASS

     Cypress Lawn Cemetery Assoc Endowment Care Fund, PO Box 397, Colma CA 94014        383,285.661             22.68%

     The Jay & Rose Phillips Family Fdtn, PO Box 1787, Milwaukee WI 53201-1787          238,907.595             14.13%

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                           231,775.745             13.71%

     Washington Meat Industry UFCW Local 44, PO Box 547, Mt Vernon WA 98273             201,157.479             11.90%

     Golden Gate Transit, Amalgamated Retirement Board, 35 Mitchell Blvd Suite
     4, San Rafael CA 94903                                                             189,596.609             11.22%

     SF Symphony Assoc Retirement Trust, Attn: Deena Soulon, Davies Symphony
     Hall, 201 Van Ness Ave, San Francisco, CA 94102-4595                               127,058.239              7.52%

     General Mills Group Trust/General Mills Inc, Attn: Joan Cichoski, 1 General
     Mills Blvd, Minneapolis, MN 55426-1348                                              95,862.914              5.67%

     Telex Communications Inc., Attn: Ms Kathy Curran, Telex Communications
     Inc., 12000 Portland Ave, Burnsville, MN 55337-1522                                 93,636.449              5.54%

     Zion First National Bank FBO CSEA, PO Box 30880, Salt Lake City, UT
     84130-0880                                                                          93,355.950              5.52%

     RCM TAX-MANAGED GROWTH FUND

     INSTITUTIONAL CLASS

     Wells Fargo Bank MN NA FBO Swindells Marital TUW PIMCO RCM, PO Box 1533,
     Minneapolis MN 55480                                                                66,743.296             23.63%

**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
     our Customers, 101 Montgomery St, San Francisco CA 94104                            54,474.843             19.28%

**   PFPC FBO Linsco Private Ledger, 211 S Gulph Rd, King of Prussia PA 19406            47,667.703             16.87%

     Aliza Jane Klingenstein 2002 Trust, Attn: Alan Klingenstein, 924 West End
     Ave, #45, New York, NY 10025-3540                                                   37,448.103             13.26%

     Hannah June Klingenstein 2002 Trust, Attn: Alan Klingenstein, 924 West End
     Ave, #45, New York, NY 10025-3540                                                   37,444.620             13.26%

     The Joyce L Stupski Chartable Remainder Unitrust, 2 Belvedere Place Suite
     110, Mill Valley CA 94941                                                           22,959.850              8.13%

     CLASS A

     RBC Dain Rauscher Custodian Martha Krejci, Individual Retirement Account,
     963 Bayview Circle, Mukwonago, WI 53149                                             22,172.949             24.18%

     RBC Dain Rauscher Custodian Robert Stabile, IRA, 13322 Stonecrest Ln,
     Conroe TX 77303                                                                     13,676.149             14.92%

     RBC Dain Rauscher Custodian Robert Mesaros Segregated Rollover IRA, 2727
     Madison Dr, Longmont CO 80503                                                        8,771.930              9.57%

     Dain Rauscher Inc FBO Dennis E Fitch Sr TTEE Geneann Fitch Liv Trust U/A
     DTD 09/26/95, 37W523 Greybarn Rd, St Charles, IL 60175                               6,873.537              7.50%

     RBC Dain Rauscher Custodian William G Parrot Segregated Rollover IRA
     IMS/Cleary Gull Mutual Fds, 2513 N Patricia Ln, McHenry IL 60050                     5,765.199              6.29%

     RBC Dain Rauscher Custodian Leslie Warner Jr IRA, 1583 Foxfire Ln, Naples
     FL 34104                                                                             4,921.260              5.37%

     CLASS B

     NFSC FEBO Philip C Cohen, 12521 Valley Pines Dr, Reisterstown MS 21136               8,352.414              8.22%

     NFSC FEBO Reba E Sapperstein, 6801 Wellwood Court, Pikesville MD 21209               7,803.790              7.68%

     NFSC FEBO Harold Yatt TTEE Harold & Bonnie L Yatt Living Tr, 6503 Park
     Heights Ave Apt 2J                                                                   7,803.790              7.68%

     NFSC FEBO Michael J Schultz MD, 3 Whitebridge Court, Baltimore MD 21208              7,319.820              7.20%

     NFSC FEBO Steven F Noskow MD Merle R Noskow, 8433 Legend Club Dr, West Palm
     Beach FL 33412                                                                       5,681.818              5.59%

     NFSC FEBO Mindy Fishkind Ronald Fishkind TEN By Ent, 3707 Michelle
     Way,Baltimore MD 21208                                                               5,442.707              5.36%

     CLASS C

     Wexford Clearing Srv Corp FBO James L Sarale & Robert A Sarale & Thomas J
     Sarale Ten Com, PO Box 6066, Stockton CA 95206                                       5,931.198             14.31%

     Wells Fargo Investments LLC, 608 Second Avenue South, 8th Floor,
     Minneapolis, MN 55402                                                                2,149.945              5.19%

PIMCO Funds Shareholders' Guide
 for Class A, B, C and R Shares

May 15, 2003

This Guide relates to the mutual funds (each, a "Fund") that are series of PIMCO
Funds: Multi-Manager Series (the "MMS Trust") and PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust" and, together with the MMS Trust, the "Trusts"). Class A, B, C and R shares of the MMS Trust and the PIMS Trust are offered through separate prospectuses (each as from time to time revised or supplemented, a "Retail Prospectus"). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

PIMCO Advisors Distributors LLC distributes the Funds' shares. You can call PIMCO Advisors Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcoadvisors.com.

TABLE OF CONTENTS

How to Buy Shares..........................................................SG-3
Alternative Purchase Arrangements..........................................SG-9
Exchange Privilege.........................................................SG-28
How to Redeem..............................................................SG-30

        How to Buy Shares

        Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Trusts' principal underwriter, PIMCO Advisors Distributors LLC (the "Distributor") and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). The Distributor is an affiliate of PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management"), the investment adviser to the Funds that are series of the MMS Trust and a subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"), the former investment adviser to the Funds that are series of the MMS Trust. The Distributor is also an affiliate of Pacific Investment Management Company LLC ("Pacific Investment Management Company"), the investment adviser to the Funds that are series of the PIMS Trust, and also a subsidiary of ADAM of America. PIMCO Advisors Fund Management and Pacific Investment Management Company are each referred to herein as an "Adviser."

        There are two ways to purchase Class A, Class B or Class C shares: either (i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an "account application") with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class R shares may only be purchased by 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan's financial service firm has an agreement with the Distributor, PIMCO Advisors Fund Management or Pacific Investment Management Company to utilize Class R shares in certain investment products or programs (each, a "Class R Eligible Plan"). Additionally, Class R shares are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or the financial services firm level). Class B shares of the Short Duration Municipal Income Fund, Class B and Class C shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future. This Guide will be revised or supplemented when these Funds are first offered.

        Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which may be imposed either (i) at the time of the purchase in the case of Class A shares (or Class C shares of certain Funds) (the "initial sales charge alternative"),
(ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative"). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge ("CDSC"). See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade (except for Class C shares of those Funds that charge an initial sales charge). Purchase payments for Class A shares and certain Funds' Class C shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

        All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans that have an agreement with the Distributor, received by the Distributor prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

        Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified and wrap programs referred to below under "Tax-Qualified Retirement Plans" and "Alternative Purchase Arrangements--Sales at Net Asset Value," and purchases by certain registered representatives as described below under "Registered Representatives' Investments," the minimum initial investment in Class A, Class B, Class C or Class R shares of any Fund is $2,500, and the minimum additional investment is $100 per Fund. For information about dealer commissions and other payments to dealers, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

DIRECT INVESTMENT

        Investors who wish to invest in Class A, Class B, Class C or Class R shares of a Fund directly, rather than through a participating broker, may do so by opening an account with the Distributor. To open an account, an investor should complete the account application. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker. Although Class R shares may be purchased by a plan administrator directly from the Trusts, retirement plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the retirement plan level. Plan participants may not purchase Class R shares from the Distributor.

PURCHASE BY MAIL

        Investors who wish to invest directly may send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

        PIMCO Advisors Distributors LLC
        P.O. Box 9688
        Providence, RI  02940-0926

        Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

SUBSEQUENT PURCHASES OF SHARES

        Subsequent purchases of Class A, Class B, Class C or Class R shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase is $100 in any Fund. All payments should be made payable to PIMCO Advisors Distributors LLC and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

TAX-QUALIFIED RETIREMENT PLANS

        The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts established with Form 5305-SIMPLE under the Internal Revenue Code of 1986, as amended (the "Code"). These accounts include Simplified Employee Pension Plan (SEP), Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA and SIMPLE IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust

Company as custodian. This type of plan is available to employees of certain non-profit organizations.

        The minimum initial investment for all tax-qualified plans (except for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs) is $1,000 per Fund and the minimum subsequent investment is $100. The minimum initial investment for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs and the minimum subsequent investment per Fund for all such plans is $50.

PIMCO FUNDS AUTO-INVEST

        The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of PIMCO Funds Auto-Invest may be limited for certain Funds and/or share classes at the discretion of the Distributor.

REGISTERED REPRESENTATIVES' INVESTMENTS

        Current registered representatives and other full-time employees of participating brokers or such persons' spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $500 per Fund and the minimum subsequent investment is $50.

PIMCO FUNDS AUTO-EXCHANGE

        The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

        Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

        Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. The use of PIMCO Funds Auto-Exchange Plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Prospectus. For more information on exchanges, see "Exchange Privilege."

PIMCO FUNDS FUND LINK

        PIMCO Funds Fund Link ("Fund Link") connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the "Transfer Agent"), the Funds' transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

        Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker "street name" accounts or in other omnibus accounts.

SIGNATURE GUARANTEE

        When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

        The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

ACCOUNT REGISTRATION CHANGES

        Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" above. All correspondence must include the account number and must be sent to:

        PIMCO Advisors Distributors LLC
        P.O. Box 9688
        Providence, RI  02940-0926

SMALL ACCOUNT FEE

        Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund's administrator) will automatically be deducted from direct Fund accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts, for which the minimum balance is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder's Fund accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. No small account fee will be charged to employee and employee-related accounts of PIMCO Advisors Fund Management and/or, in the discretion of PIMCO Advisors Fund Management, its affiliates.

MINIMUM ACCOUNT SIZE

        Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests of at least the amount necessary to open the type of account involved. If a shareholder's balance for any Fund is below such minimum for three months or longer, the applicable Fund's administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder's Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder's Fund shares or if the aggregate value of the shareholder's accounts in PIMCO Funds exceeds $50,000.

TRANSFER ON DEATH REGISTRATION

        The Distributor may accept "transfer on death" ("TOD") registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state's law governs TOD registrations).

ALTERNATIVE PURCHASE ARRANGEMENTS

        The Funds offer investors Class A, Class B, Class C and Class R shares in the applicable Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares. Through separate prospectuses, certain of the Funds currently offer up to four additional classes of shares in the United States: Class D, Advisor Class, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Advisor Class shares are offered primarily through broker-dealers and other intermediaries. Similar to Class R shares, Class D, Advisor Class, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Advisor Class, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. Certain Funds also offer up to two additional classes of shares that are offered only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Advisor Class, Institutional Class, Administrative Class, Class J and Class K shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

        The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares and certain Class C shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge (although Class C shares of certain Funds are subject to a 1% initial sales charge). However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares purchased on or before December 31, 2001 convert into Class A shares after the shares have been held for seven years. Class B shares purchased after December 31, 2001 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below. Class B shares are not available for purchase by employer sponsored retirement plans.

Class C. Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially (except for purchases of Class C shares of the CommodityRealReturn Strategy, NACM Global, NACM International, NACM Pacific Rim, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds, which, beginning during the first quarter of 2002 (fourth quarter of 2002 for the CommodityRealReturn Strategy Fund), will be subject to a 1% initial sales charge). Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year (eighteen months for Class C shares that are subject to the 1% sales charge mentioned above) and are subject to only a 1% CDSC during the first year (or eighteen months). However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

        For administrative convenience, Class C shares that are subject to the 1% initial sales charge referred to above are sometimes referred to as "Class CII" shares. The Distributor may enter into agreements with brokers and dealers whereby, among other things, such brokers and dealers would not impose an initial sales charge on Class CII shares, which would otherwise be subject to such initial sales charge. Such agreements would also provide that such shares would be subject to a CDSC for one year only, not the eighteen month period otherwise applicable to Class CII shares.

Class R. Class R shares might be preferred by a Class R Eligible Plan intending to invest retirement plan assets held through omnibus accounts, which does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares. Class R shares are available only to Class R Eligible Plans.

        In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

        The maximum single purchase of Class B shares of a Fund is $249,999. The maximum single purchase of Class C shares (including those with the 1% initial sales charge referred to above) of a Fund is $999,999. The Funds may refuse any order to purchase shares.

        For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see "Distributor and Distribution and Servicing Plans" below.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C (including Class CII) shares is currently waived for (i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Code); (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA; (iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA; (vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan; (vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, ADAM of America, PIMCO Advisors Fund Management or Pacific Investment Management Company; (viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases; (xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;
(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor; (xv) a redemption by a holder of Class A or Class C (including Class CII) shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); or (xvi) a redemption by a holder of Class A or Class C (including Class CII) shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

        The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases: (a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older; (b) involuntary redemptions caused by operation of law; (c) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (d) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;
(e) up to 10% per year of the value of a Fund account which (i) has a value of at least $10,000 at the start of such year and (ii) is subject to an Automatic Withdrawal Plan (See "How to Redeem--Automatic Withdrawal Plan"); and (f) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Fund's prospectus.

        The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians' certificates (e.g., with respect to disabilities), etc.

EXEMPT TRANSACTIONS; NO INITIAL SALES CHARGES, CDSCS OR PAYMENTS TO BROKERS

        Investors will not pay any initial sales charges and will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as "Exempt Transactions"):

    . A redemption by a holder of Class A or Class C (including Class CII) shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

    . A redemption by a holder of Class A or Class C (including Class CII) shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

    . Transactions described under clause (A) of Note 4 to the tables in the subsection "Initial Sales Charge Alternative--Class A Shares."

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

        Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under "Class A Deferred Sales Charge," certain investors that purchase $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds) or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

                     INITIAL SALES CHARGE -- CLASS A SHARES

Asset Allocation, CommodityRealReturn Strategy, NFJ Basic Value, CCM Capital Appreciation, NFJ Equity Income, PEA Growth, PEA Growth & Income, PEA Innovation, CCM Mid-Cap, NACM Flex-Cap Value, NACM Core Equity, NACM Global, NACM Growth, NACM International, NACM Pacific Rim, NACM Value, PEA Opportunity, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Tax-Managed Growth, PEA Renaissance, NFJ Small-Cap Value, PEA Target, PPA Tax-Efficient Equity and PEA Value Funds.

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             5.82%                        5.50%                     4.75%
$ 50,000 - $99,999        4.71%                        4.50%                     4.00%
$ 100,000 - 249,999       3.63%                        3.50%                     3.00%
$ 250,000 - $499,999      2.56%                        2.50%                     2.00%
$ 500,000 - $999,999      2.04%                        2.00%                     1.75%
$ 1,000,000 +             0.00%/(1)/                   0.00%/(1)/                0.00%/(2)/

All Asset, Convertible, Emerging Markets Bond, European Convertible, Foreign Bond, Global Bond II, GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Strategic Balanced, Total Return and Total Return Mortgage Funds

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             4.71%                        4.50%                     4.00%
$ 50,000 - $99,999        4.17%                        4.00%                     3.50%
$ 100,000 - $249,999      3.63%                        3.50%                     3.00%
$ 250,000 - $499,999      2.56%                        2.50%                     2.00%
$ 500,000 - $999,999      2.04%                        2.00%                     1.75%
$ 1,000,000+              0.00%/(1)/                   0.00%/(1)/                0.00%/(3)/

MUNICIPAL BOND, REAL RETURN AND STOCKSPLUS FUNDS

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             3.09%                        3.00%                     2.50%
$ 50,000 - $99,999        2.56%                        2.50%                     2.00%
$ 100,000 - $249,999      2.04%                        2.00%                     1.75%
$ 250,000 - $499,999      1.52%                        1.50%                     1.25%
$ 500,000 - $999,999      1.27%                        1.25%                     1.00%
$ 1,000,000+              0.00%/(1)/                   0.00%/(1)/                0.00%/(3)/

SHORT DURATION MUNICIPAL INCOME AND SHORT-TERM FUNDS

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             2.04%                        2.00%                     1.75%
$ 50,000 - $99,999        1.78%                        1.75%                     1.50%
$ 100,000 - $249,999      1.52%                        1.50%                     1.25%
$ 250,000+                0.00%/(1)/                   0.00%/(1)/                0.00%/(4)/

CALIFORNIA INTERMEDIATE MUNICIPAL BOND, CALIFORNIA MUNICIPAL BOND AND NEW YORK MUNICIPAL BOND FUNDS

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             3.09%                        3.00%                     2.75%
$ 50,000 - $99,999        2.04%                        2.00%                     1.75%
$ 100,000 - $249,999      1.01%                        1.00%                     0.90%
$ 250,000+                0.00%/(1)/                   0.00%/(1)/                0.00%/(4)/

LOW DURATION FUND

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             3.09%                        3.00%                     2.50%
$ 50,000 - $99,999        2.04%                        2.00%                     1.75%
$ 100,000 - $249,999      1.01%                        1.00%                     0.90%
$ 250,000+                0.00%(1)                     0.00%(1)                  0.00%(4)

** From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

1. As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund and certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds and 0.75% in the case of the Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under "Waiver of Contingent Deferred Sales Charges" above. See "Class A Deferred Sales Charge" below.

2. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares and until December 31, 2002, may pay a commission to dealers who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value" below of each of these Funds, in each case according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000. These payments are not made in connection with sales to employer-sponsored plans.

3. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares and until December 31, 2002, may pay a commission to dealers who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value" below of each of these Funds except for the Money Market Fund (for which no payment is made), in each case according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000. These payments are not made in connection with sales to employer-sponsored plans.

4. (A) The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor's practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond and Short-Term Funds) or 0.50% of the public offering price (for purchases of the Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% of the net asset value of such shares for so long as such shares are outstanding, as described below under "Participating Brokers." These payments are not made in connection with sales to employer-sponsored plans.

        Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

        Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

        Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

        These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Combined Purchase Privilege. Investors may qualify for a reduced sales charge on Class A shares by combining purchases of the Class A shares of one or more Funds (other than the Money Market Fund) which offer Class A shares (together, "eligible PIMCO Funds") into a single purchase (a "Single Purchase"), if the resulting purchase totals at least $50,000. The term Single Purchase refers to:

        (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amount, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account(s);

        (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

        (iii) a single purchase for the employee benefit plans of a single employer.

        For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation). A purchase of Class A shares of any eligible PIMCO Fund (which does not include the Money Market Fund) may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

        (i) the amount of the investor's total current purchase (including any sales charge);

        (ii) the net asset value (at the close of business on the day of the current purchase) of all Class A shares of any eligible PIMCO Fund held by the investor; and

        (iii) the net asset value (at the close of business on the day of the current purchase) of all shares owned by another shareholder eligible to be combined with the investor's purchase into a Single Purchase.

        For example, if a shareholder owned Class A shares of the PEA Growth & Income Fund with a current net asset value of $25,000 and he wished to purchase Class A shares of the PEA Growth Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the PEA Growth Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) (which does not include the Money Market Fund). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the Low Duration Fund, Short Term Fund, Short Duration Municipal Bond Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.

        Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds (which does not include the Money Market Fund) under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any eligible PIMCO Fund, you and your spouse each purchase Class A shares of the PEA Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the eligible PIMCO Funds to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS Funds).

        A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

        If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See "How Net Asset Value is Determined" in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to (a) current or retired officers, trustees, directors or employees of either Trust, ADAM of America, PIMCO Advisors Fund Management, Pacific Investment Management Company or the Distributor, other affiliates of PIMCO Advisors Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of PIMCO Advisors Fund Management, Pacific Investment Management Company or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale, (b) current registered representatives and other full-time employees of participating brokers or such persons' spouses or for trust or custodial accounts for their minor children, (c) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, PIMCO Advisors Fund Management or Pacific

Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs, (d) participants investing through accounts known as "wrap accounts" established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services, (e) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, PIMCO Advisors Fund Management or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs or in particular situations; (f) accounts for which the company that serves as trustee or custodian either (i) is affiliated with the Trust or the Fund's Adviser or (ii) has a specific agreement to that effect with the Distributor and (g) investors who purchase shares in "Exempt Transactions," as described under "Exempt Transactions; No Initial Sales Charges, CDSCs or Payments to Brokers" above. The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in this paragraph except the Distributor will pay initial commissions to any dealer for sales to purchasers described under
(c) in this paragraph provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

Notification of Distributor. In many cases, neither the Trusts, the Distributor nor the transfer agents will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class a Deferred Sales Charge. For purchases of Class A shares of all Funds (except the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, Money Market, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds), investors who purchase $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under "Initial Sales Charge--Class A Shares" will be subject to a CDSC of 0.75% (for the Low Duration Fund) or 0.50% (for the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the "Class A CDSC." Shares of certain Funds purchased prior to October 1, 2001 are subject to different Class A CDSC rates. The Class A CDSC does not apply to investors purchasing any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.

        For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first.

        The Class A CDSC does not apply to Class A shares of the Money Market Fund or to certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under "Initial Sales Charge -- Class A Shares." However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

        The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

        The manner of calculating the CDSC on Class A shares purchased after December 31, 2001 will change at the same time and in the same manner as the change to the Class B CDSC calculation described below under "Changes to CDSC Calculation."

Participating Brokers. Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

This Guide and the Retail Prospectuses should be read in connection with such firms' material regarding their fees and services.

        For Class A shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect), the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES

        Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. The method of calculating the CDSC on Class B shares purchased after December 31, 2001, is expected to change. For a description of this change, see "Changes to CDSC Calculation" below.

        Class B shares of the Short-Term Fund and the Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See "Exchange Privilege" below. Class B shares are not available for purchase by employer sponsored retirement plans.

        Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

        YEARS SINCE PURCHASE                   PERCENTAGE CONTINGENT
        PAYMENT WAS MADE                       DEFERRED SALES CHARGE
        ----------------------                 ---------------------

        First                                         5
        Second                                        4
        Third                                         3
        Fourth                                        3
        Fifth                                         2
        Sixth                                         1
        Seventh and thereafter                        0*

        * After the seventh year, Class B shares purchased on or before December 31, 2001 convert into Class A shares as described below. Class B shares purchased after December 31, 2001 convert into Class A shares after the eighth year.

        In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

        The following example will illustrate the current operation of the Class B CDSC:

                Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

        In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

        Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001).

        For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

        The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements --Waiver of Contingent Deferred Sales Charges." For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Changes to CDSC Calculation. The Trust expects that the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The Trust will provide shareholders with at least

60 days' notice prior to implementing the change. When the Trust implements the change, the CDSC on all shares purchased after December 31, 2001, will be subject to the change, not only shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

    Under the new calculation method, the following rules will apply:

    . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.
    . For the redemption of all other shares, the CDSC will be based on either the shareholder's original purchase price or the then current net asset value of the shares being sold, whichever is lower.
    . CDSCs will be deducted from the proceeds of the shareholder's redemption, not from amounts remaining in the shareholder's account.
    . In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase for shares of such class remaining in the shareholder's account from which a redemption or exchange has not already been effected.

The following example illustrates the operation of the Class B CDSC using this anticipated change in methodology:

        Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Except as otherwise disclosed herein or in the appropriate Prospectus(es), shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a

"Distributed Share") will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

ASSET BASED SALES CHARGE ALTERNATIVE--CLASS C SHARES

        Class C shares are sold at their current net asset value without any initial sales charge, except that Class C shares of the CommodityRealReturn Strategy, NACM Global, NACM International, NACM Pacific Rim, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds (as noted previously, for administrative convenience, sometimes referred to as "Class CII" shares) will be subject to a 1% initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

        Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

        YEARS SINCE PURCHASE                   PERCENTAGE CONTINGENT
        PAYMENT WAS MADE                       DEFERRED SALES CHARGE
        --------------------                   ---------------------

        First*                                       1
        Thereafter                                   0

        * Class CII shares are subject to the Class C CDSC for the first eighteen months after purchase.

        In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment from which a redemption or exchange has not already been effected.

        The following example will illustrate the operation of the Class C CDSC:

        Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

        In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

        The manner of calculating the CDSC on Class C shares purchased after December 31, 2001 will change at the same time and in the same manner as the change to the Class B CDSC described above under "Changes to CDSC Calculation."

        Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing .75% distribution fees and .25% servicing fees) of the purchase amount for all Funds, except the Low Duration, Money Market, Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS Funds. For the Low Duration, Municipal Bond, Real Return and StocksPLUS Funds, the Distributor expects to make payments of .75% (representing .50% distribution fees and .25% service fees); for the Short Duration Municipal Income and Short-Term Funds, the Distributor expects to make payments of .55% (representing ..30% distribution fees and .25% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to .50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

        In addition, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

                             Annual          Annual
           Fund              Service Fee*    Distribution Fee*   Total
--------------------------   ------------    -----------------   -----
Low Duration,  Real          0.25%           0.45%               0.70%
Return, Municipal Bond and
Stock PLUS Funds
Short-Term and Short         0.25%           0.25%               0.50%
Duration Municipal Income
Funds
Money Market Fund            0.10%           0.00%               0.10%
Funds with Class CII
shares**                     0.25%           0.75%               1.00%
All other Funds              0.25%           0.65%               0.90%

        * Paid with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

        ** For Class C shares of these Funds sold without an initial sales charge, unless otherwise agreed, the Distributor will make payments to brokers at the rates set forth under "All other Funds."

        The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

        As noted above, Class CII shares are subject to a 1% initial sales charge. The Distributor receives the total amount of the Class C initial sales charge, but may elect to reallow all or a portion of the sales charge to participating brokers. In addition, the Distributor may enter into agreements with brokers and dealers whereby, among other things, such brokers and dealers would not impose an initial sales charge on Class CII shares, which would otherwise be subject to such initial sales charge. Such agreements would also provide that such shares would be subject to a CDSC for one year only, not the eighteen month period otherwise applicable to Class CII shares, or may provide that no CDSC will be charged.

NO SALES CHARGE ALTERNATIVE - CLASS R SHARES

        Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor's purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include retirement plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to .25% distribution fees and up to .25% servicing fees) of the purchase.

NOTE FOR ALL SHARE CLASSES

        The sales charges discussed in this section are subject to change by means of a new or supplemented Prospectus or Shareholders' Guide. Unless otherwise noted, a change to a sales charge will not apply to shares purchased prior to the effective date of the change.

        Exchange Privilege

        Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase.) For Class R shares, retirement plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the

Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no exchange fees or charges. All exchanges are subject to the $2,500 minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

        Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See "How to Buy Shares--Signature Guarantee." Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).

        The Trusts reserve the right to refuse exchange purchases if, in the judgment of an Adviser or a Fund's sub-adviser, such purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Currently, each Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

        With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

        Except as otherwise disclosed in the applicable Prospectus(es), shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares (which have a twelve month CDSC period) received in exchange for Class "CII" shares (which have an eighteen month CDSC period) will have the same CDSC period as the shares exchanged (in this case, eighteen months).

        With respect to shares purchased after December 31, 2001, effective as of the change in the manner by which the Class A, Class B and Class C CDSCs are calculated (as described above under "Changes to CDSC Calculation"), if less than all of an investor's shares subject to a CDSC are exchanged out of a Fund, any portion of the investment in such class of shares attributable to reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in such class of shares of the Fund from which the exchange was made.

        Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

        Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "How to Buy Shares--PIMCO Funds Auto-Exchange" above.

        How to Redeem

        Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

        A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

        Other than an applicable CDSC, a shareholder will not pay any special fees or charges to the Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through their broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder's redemption request.

        Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

DIRECT REDEMPTION

        A shareholder's original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

        Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

WRITTEN REQUESTS

        To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "How to Buy Shares--Signature Guarantee";

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

        Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

        If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

TELEPHONE REDEMPTIONS

        Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "How to Buy Shares--Signature Guarantee." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

        By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

        A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

FUND LINK REDEMPTIONS

        If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

        Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See "How to Buy Shares--Signature Guarantee." See "How to Buy Shares--PIMCO Funds Fund Link" for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

PIMCO FUNDS AUTOMATED TELEPHONE SYSTEM

        PIMCO Funds Automated Telephone System ("ATS") is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after the shareholder obtains a Personal Identification Number (PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares. A shareholder may purchase shares by telephone by calling 1-800-223-2413. A shareholder must have established ATS privileges to link the shareholder's bank account with the Fund to pay for these purchases.

Exchanging Shares. With the PIMCO Funds Exchange Privilege, a shareholder can exchange shares automatically by telephone from the shareholder's Fund Link Account to another PIMCO Funds account the shareholder has already established by calling 1-800-223-2413. Please refer to "Exchange Privilege" for details.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder's Fund bank account. Please refer to "How to Redeem" for details.

Plan participants must process their transactions through their plan administrator, and may not use ATS.

EXPEDITED WIRE TRANSFER REDEMPTIONS

        If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See "How to Buy Shares--Signature Guarantee." This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

CERTIFICATED SHARES

        To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "How to Buy Shares--Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

AUTOMATIC WITHDRAWAL PLAN

        An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "How to Buy Shares--Signature Guarantee." In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

        Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day's closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A and Class C shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

        Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

REDEMPTIONS IN KIND

        Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

PIMCO FUNDS

PIMCO Advisors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902-6896
1-800-426-0107

PART C.  OTHER INFORMATION

Item 23. Exhibits.

         The letter of each exhibit relates to the exhibit designation in Form N-1A:


         (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2).


         (b)  (1)  Form of Amended and Restated Bylaws (19).


              (2)  Amended and Restated Bylaws dated as of September 26,
                   2002 (30).

         (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2).

              (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws (30).

          (d) (1)  (i)    Form of Amended and Restated Investment Advisory
                          Agreement dated as of May 5, 2000 (19).


                   (ii) Form of Addendum to Investment Advisory Agreement to add the NFJ Large-Cap Value and NFJ Global Value Funds, to be filed by amendment.


                   (iii) Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (iv) Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

                   (v) Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund
                          (26).

                   (vi) Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund
                          (28).

                   (vii) Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust (30).


                   (viii) Form of Addendum to Investment Advisory Agreement to add the Multi-Discipline Portfolio, to be filed by amendment.


              (2)  (i)    Form of Portfolio Management Agreement with NFJ
                          Investment Group (19).

                   (ii) Form of Portfolio Management Agreement with Cadence Capital Management (19).

                   (iii) Portfolio Management Agreement with Parametric Portfolio Associates (24).

                         (iv) Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

                         (v) Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

                         (vi) Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).

                         (vii) Form of Portfolio Management Agreement with Pacific Investment Management Company LLC, to be filed by amendment.

                         (viii) Form of Novation of Portfolio Management
                                Agreement with NFJ Investment Group (30).

                         (ix) Form of Novation of Portfolio Management Agreement with Cadence Capital Management (30).

                         (x) Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates
                                (30).

                         (xi) Form of Novation of Portfolio Management Agreement with PIMCO Equity Advisors (30).

                         (xii) Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (30).

                         (xiii) Form of Novation of Portfolio Management
                                Agreement with Nicholas-Applegate Capital
                                Management (30).


                         (xiv) Form of Addendum to Portfolio Management Agreement with PIMCO Equity Advisors, to be filed by amendment.


                         (xv) Form of Addendum to Portfolio Management Agreement with NFJ Investment Group, to be filed by amendment.

                         (xvi) Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC, to be filed by amendment.

                         (xvii) Form of Addendum to Portfolio Management
                                Agreement with Nicholas Applegate Capital
                                Management, to be filed by amendment.

              (e)  (1)  Form of Amended and Restated Distribution Contract (31).

                   (2) Supplement to Distribution Contract to add the PIMCO Large-Cap Value, PIMCO International Value, PIMCO Balanced Value, PIMCO Core Equity, PIMCO Small-Cap Value, PIMCO Disciplined Value and PIMCO Mid-Cap Value Funds (33).

                (3)  Form of Supplement to Distribution Contract to add PIMCO
                        Multi-Discipline Portfolio.

                   (4)  Form of Dealer Agreement (21).


              (f)       Not Applicable.

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company (19).

                   (2) Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P. (19).

                        (i) Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001, (26).

                        (ii) Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

                        (iii) Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2002 (31).

                    (2) Amended and Restated Administration Agreement between
                        the Trust and PIMCO Advisors Fund Management LLC dated March 7, 2003. (34).

                        (i) Updated Schedule to Administration Agreement, to be filed by amendment.


                    (3) Form of Administration Agreement between PIMCO Advisors
                        L.P. and Pacific Investment Management Company (4)

                    (4) Form of Amendment to Administration Agreement (to
                        include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                    (5) Form of Agency Agreement and Addenda (1)

                    (6) Form of Addendum to Agency Agreement (4)

                    (7) Form of Assignment of Agency Agreement (4)

                    (8) Form of Addendum to Agency Agreement (6)

                    (9) (i) Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

                        (ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999
                              (19).

                              (a) Amendment Number Two to the Transfer Agency
                                  and Series Agreement with First Data Investor Services Group, Inc. (24).

                        (iii) Form of Transfer Agency and Services Agreement
                              with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

                   (10) Form of Service Plan for Institutional Services Shares
                        (6)

                   (11) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

                   (12) Form of Securities Lending Authorization Agreement with
                        State Street Bank and Trust Company (29).

                   (13) Form of Administration Agreement between the Trust and
                        PIMCO Funds Advisors LLC, (30).


              (i)       Opinion and Consent of Counsel (6)

              (j)   (1) Consents of PricewaterhouseCoopers LLP.

                        (i)    Consent dated October 30, 2000 (20)

                        (ii)   Consent dated November 13, 2000 (22)

                        (iii)  Letter dated October 26, 1999 from
                               PricewaterhouseCoopers LLP to the Securities and Exchange Commission. (14)

                        (iv)   Consent dated October 29, 2001 (25)

                        (v)    Consent dated December 28, 2001 (26).

                        (vi)   Consent dated July 19, 2002 (28).

                        (vii)  Consent dated October 31, 2002, (30).

                        (viii) Consent dated December 30, 2002, (32)

                        (ix)   Consent dated March 31, 2003, (33).

                    (2) Consent and Opinion of Coopers & Lybrand LLP. (6)

                    (3) Consent of Ernst & Young LLP.

                        (i)    Consent dated July 12, 2002 (28)

                        (ii)   Consent dated October 25, 2002, (30).


                        (iii)  Consent dated March 31, 2003. (33)

                        (iv)   Consent to be filed by amendment.

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)   (1) Form of Distribution and Servicing Plan (Class A) (4)

                    (2) Form of Distribution and Servicing Plan (Class B) (4)

                    (3) Form of Distribution and Servicing Plan (Class C) (4)

                    (4) Form of Distribution Plan for Administrative Class
                        Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(1).

                   (6) Form of Distribution and Servicing Plan for Class R shares, (32).

              (n)  (1)  Form of Amended and Restated Multi-Class Plan (21)

                   (2) Amended and Restated Multi-Class Plan dated September 19, 2001. (25)

                   (3) Second Amended and Restated Multi-Class Plan dated December 5, 2002 (32).

              (p)  (1)  Code of Ethics of the Registrant (19)

                   (2) Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates
                        (19)

                   (3)  [Reserved]


                   (4)  Code of Ethics of Dresdner RCM Global Investors LLC
                        (26).


                   (5)  Code of Ethics of PIMCO Funds Distributors LLC (19)

                   (6)  Code of Ethics of Nicholas-Applegate Capital Management
                        (27)

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)


                   (2) Power of Attorney for Stephen J. Treadway, E. Philip Cannon, Donald P. Carter, Gary A. Childress, John P. Hardaway, W. Bryant Stooks and Gerald M. Thorne (5)

                   (3)  Power of Attorney for Theodore J. Coburn (27)

--------------------
1 Incorporated by reference from Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Incorporated by reference from Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5 Incorporated by reference from Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6 Incorporated by reference from Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7 Incorporated by reference from Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8 Incorporated by reference from Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10. Incorporated by reference from Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11. Incorporated by reference from Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12. Incorporated by reference from Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13. Incorporated by reference from Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14. Incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15. Incorporated by reference from Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16. Incorporated by reference from Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17. Incorporated by reference from Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.  Not Applicable.

19. Incorporated by reference from Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20. Incorporated by reference from Post-Effective Amendment No. 53 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22. Incorporated by reference from Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23. Incorporated by reference from Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24. Incorporated by reference from Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25. Incorporated by reference from Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26. Incorporated by reference from Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27. Incorporated by reference from Post-Effective Amendment No. 67 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

28. Incorporated by reference from Post-Effective Amendment No. 71 to the Trust's Registation Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

29. Incorporated by reference from Post-Effective Amendment No. 72 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.

30. Incorporated by reference from Post-Effective Amendment No. 74 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

31. Incorporated by reference from Post-Effective Amendment No. 81 under the Investment Company Act to the Trust's Registration Statement on Form N-1A (File No. 811-6161), as filed on December 16, 2002.

32. Incorporated by reference from Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2002.

33. Incorporated by reference from Post-Effective Amendment No. 79 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2003.

34. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-106248), as filed on June 18, 2003.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Trust's Investment Advisor and Portfolio Managers.


     Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.



  PIMCO Advisors Fund Management LLC

---------------------------------------------------------------------------------------------------------------
Name                           Position with Advisor           Other Affiliations
---------------------------------------------------------------------------------------------------------------

David C. Flattum               Managing Director,              Director of PIMCO Global Advisors
                               General Counsel and             (Resources) Limited; Managing
                               Head of Corporate               Director of Allianz Dresdner
                               Functions                       Asset Management U.S. Equities LLC,
                                                               Allianz Hedge Fund Partners Holding
                                                               L.P., Allianz-PacLife Partners LLC
                                                               PIMCO Advisors Holdings LLC; Managing
                                                               Director, General Counsel and Head
                                                               of Corporate Functions, Management
                                                               Board of Allianz Asset Management of
                                                               America LLC; Director, Chief Executive
                                                               Officer, Oppenheimer Group, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Stephen J. Treadway           Managing Director                Managing Director and Chief
                              and Chief Executive              Executive Officer of PIMCO Advisors
                              Officer                          Distributors LLC; Managing Director
                                                               and Chief Executive Officer, PIMCO
                                                               Allianz Advisors LLC, PIMCO
                                                               Advisors Holdings LLC; Director, Chief
                                                               Executive Officer of PIMCO Advisors
                                                               Advertising Agency Inc.; Executive Vice
                                                               President of OpCap Advisors;
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
James G. Ward                 Executive Vice President         Director of Human Resources of PIMCO
                                                               Australia Pty Ltd, PIMCO Europe
                                                               Limited, PIMCO Japan Ltd, PIMCO Funds
                                                               Distributors LLC, Allianz Dresdner Asset
                                                               Management U.S. Equities LLC, PIMCO
                                                               Allianz Advisors LLC, Allianz Asset
                                                               Management of America LLC, PIMCO Global
                                                               Advisors LLC; Director, Executive Vice
                                                               President of PIMCO Global Advisors
                                                               (Resources) Limited
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Stewart A. Smith              Vice President and Secretary     Secretary of Allianz Hedge Fund
                                                               Partners Holding L.P., Allianz Hedge
                                                               Fund Partners L.P., PIMCO Advisors
                                                               Holdings LLC, PIMCO Allianz Advisors
                                                               LLC, PIMCO Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC, PIMCO Equity
                                                               Partners LLC, Allianz Private Client
                                                               Services LLC; Assistant Secretary of
                                                               PIMCO Advisors Advertising Agency Inc., PIMCO
                                                               Advisors Distributors LLC, PIMCO Global
                                                               Advisors LLC, Cadence Capital Management LLC,
                                                               Oppenheimer Capital Australia Inc.;
                                                               Managing Director and Chief Executive
                                                               Officer of PIMCO Advisors Distributors LLC;
                                                               Director, Secretary of PIMCO Global
                                                               Advisors (Resources) Limited; Secretary
                                                               of Allianz Dresdner Asset Management of
                                                               America LLC, Allianz Asset Management
                                                               U.S. Equities LLC, Allianz-PacLife
                                                               Partners LLC, Cadence Capital Management
                                                               Inc., NFJ Investment Group, Vice
                                                               President and Assistant Secretary of OCC
                                                               Distributors LLC, OpCap Advisors LLC,
                                                               Oppenheimer Capital LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
John C. Maney                 Executive Vice President and     Chief Financial Officer of PIMCO
                              Chief Financial Officer          Advisors Private Client Services LLC,
                                                               Allianz Hedge Fund Partners
                                                               Holding L.P., Allianz Hedge Fund
                                                               Partners L.P., Cadence Capital
                                                               Management LLC,
                                                               PIMCO Advisors Holdings LLC,
                                                               PIMCO/Allianz Advisors LLC,
                                                               PIMCO Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC,
                                                               PIMCO Equity Partners LLC,
                                                               PIMCO Advisors Advertising Agency Inc.,
                                                               PIMCO Advisors Distributors LLC,
                                                               PIMCO Global Advisors LLC,
                                                               Allianz Private Client
                                                               Services LLC, StocksPLUS
                                                               Management, Inc., Value Advisors
                                                               LLC, Allianz Dresdner Asset Management
                                                               U.S. Equities LLC, Allianz-PacLife
                                                               Partners LLC, NFJ Investment
                                                               Group L.P., Oppenheimer Group,
                                                               Inc., OCC Distributors LLC,
                                                               OpCap Advisors LLC, Oppenheimer
                                                               Capital LLC, Oppenheimer Capital
                                                               Australasia, Inc., Pacific
                                                               Investment Management Company LLC,
                                                               Allianz Dresdner Asset
                                                               Management of America LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Andrew Bocko                  Senior Vice President and        Director of Information Technology
                              Director of Information          of Allianz Asset Management of
                              Technology                       America LLC, Allianz Asset
                                                               Management U.S. Equities LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Francis C. Poli               Executive Vice President,        Chief Legal Officer and
                              Director of Compliance           Director of Compliance of
                              and Assistant Secretary          Allianz Dresdner Asset
                                                               Management U.S. Equities LLC,
                                                               Allianz Hedge Fund Partners L.P.,
                                                               PIMCO Advisors Private Client
                                                               Services LLC, PIMCO/Allianz
                                                               International Advisors LLC, PIMCO
                                                               Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC;
                                                               Allianz Private Client Services
                                                               LLC; PIMCO Equity Partners LLC;
                                                               Vice President Compliance Officer
                                                               of PIMCO Advisors Distributors
                                                               LLC; Principal, Secretary and
                                                               Compliance Officer of OCC
                                                               Distributors LLC; Executive Vice
                                                               President, Chief Legal Officer
                                                               and Secretary of OpCap Advisors
                                                               LLC, Oppenheimer Capital LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Vice President and Controller    Vice President and Controller of
                                                               PIMCO Advisors Private Client Services
                                                               LLC, Allianz Hedge Fund Partners
                                                               Holding L.P., Allianz Hedge Fund
                                                               Partners L.P., PIMCO Advisors
                                                               Holdings LLC, PIMCO/Allianz
                                                               International Advisors LLC, PIMCO
                                                               Advisors CD Distributors LLC,
                                                               PIMCO Europe Limited, PIMCO
                                                               Equity Advisors LLC, PIMCO Equity
                                                               Partners LLC, PIMCO Advisors
                                                               Advertising Agency Inc., PIMCO
                                                               Global Advisors LLC, PIMCO Global
                                                               Advisors (Resources) Limited,
                                                               PIMCO Japan Ltd, Allianz Private
                                                               Client Services LLC, StocksPLUS
                                                               Management, Inc., Allianz-PacLife
                                                               Partners LLC, Cadence Capital
                                                               Management LLC,
                                                               NFJ Management Inc., NFJ
                                                               Investment Group L.P., OCC
                                                               Distributors LLC, OpCap Advisors LLC,
                                                               Oppenheimer Capital LLC, Oppenheimer
                                                               Capital Australia Inc.,
                                                               Oppenheimer Group, Inc.,  Pacific
                                                               Investment Management Company LLC;
                                                               PIMCO Advisors Distributors LLC,
                                                               Allianz Asset Management of
                                                               America LLC, Allianz Dresdner
                                                               Asset Management U.S. Equities
                                                               LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Newton B. Schott, Jr.         Managing Director, Chief         Managing Director, Chief Administrative
                              Legal Officer and Secretary      Officer, General Counsel, PIMCO Advisors
                                                               Distributors LLC;
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Tim Clark                     Managing Director
---------------------------------------------------------------------------------------------------------------


                          Cadence Capital Management
                       265 Franklin Street, 11/th/ Floor
                          Boston, Massachusetts 02110


------------------------------------------------------------------------------------------------------
Name                          Position with Advisor          Other Affiliations
------------------------------------------------------------------------------------------------------
David B. Breed                Managing Director, Chief       Director, Managing Director, Chief
                              Executive Officer              Executive Officer, Cadence Capital
                                                             Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
William B. Bannick            Managing Director, Executive   Director, Managing Director,
                              Vice President                 Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Katherine A. Burdon           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Bart J. O'Connor              Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Michael J. Skillman           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Wayne A. Wicker               Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Mary Ellen Melendez           Chief Operating Officer,       None
                              Secretary
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John C. Maney                 Chief Financial Officer        See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Barbara M. Green              Treasurer                      None
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Stewart A. Smith              Assistant Secretary            See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------

                            NFJ Investment Group L.P.
                         2121 San Jacinto, Suite 1840
                             Dallas, Texas 75201


------------------------------------------------------------------------------------------------------
Name                              Position with Advisor      Other Affiliations
------------------------------------------------------------------------------------------------------
Benno J. Fischer              Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John L. Johnson               Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Jack C. Najork                Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John C. Maney                 Chief Financial Officer        See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Controller                     See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Stewart A. Smith              Secretary                      See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------

                         Parametric Portfolio Associates
                             1151 Fairview Avenue N.
                            Seattle, Washington 98109

Name                    Position with Portfolio Manager     Other Affiliations

Andrew Abramsky         Chief Operation Officer             None

William E. Cornelius    Chairman of the Board               Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

Brian Langstraat        Chief Executive Officer             Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

David M. Stein          Chief Investment Officer            Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

                        Dresdner RCM Global Investors LLC
                             Four Embacadero Center
                            San Francisco, CA 94111

Name                    Position with Portfolio Manager     Other Affiliations

Dora Fong               Director of Finance                 Same

Susan C. Gause          Member of Board of Managers;        Same
                        Chief Executive Officer; and
                        Senior Managing Director

Robert J. Goldstein     Managing Director, Secretary        Same
                        and General Counsel

Joachim Maedler         Member of Board of Managers         Deputy Global Chief
                        and Managing Director               Executive Officer,
                                                            Allianz Dresdner
                                                            Asset Management

William L. Price        Chairman of Board of                Same
                        Managers; Senior Managing
                        Director; and Global Chief
                        Investment Officer

                    Nicholas-Applegate Capital Management LLC
                                600 West Broadway
                               San Diego, CA 92101

--------------------------------------------------------------------------------
Name                    Position with Portfolio Manager     Other Affiliations
--------------------------------------------------------------------------------
Charles H. Field        Deputy General Counsel
--------------------------------------------------------------------------------
Peter J. Johnson        Director Institutional Sales
                        and Client Service
--------------------------------------------------------------------------------
C. William Maher        Chief Financial Officer             Chief Financial
                                                            Officer and
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Institutional Funds
--------------------------------------------------------------------------------
E. Blake Moore, Jr.     General Counsel                     President, Nicholas-
                                                            Applegate
                                                            Institutional Funds;
                                                            General Counsel and
                                                            Secretary, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Director, Nicholas-
                                                            Applegate Southeast
                                                            Asia Fund
--------------------------------------------------------------------------------
Arthur E. Nicholas      Chairman                            Trustee and Chairman
                                                            of the Board,
                                                            Nicholas-Applegate
                                                            Institutional Funds;
                                                            Chairman and
                                                            President, Nicholas-
                                                            Applegate
                                                            Securities; Director
                                                            and Chairman of the
                                                            Board, Nicholas-
                                                            Applegate Fund,
                                                            Inc.; President,
                                                            Nicholas-Applegate
                                                            Securities
                                                            International LDC
--------------------------------------------------------------------------------
Eric S. Sagerman        Head of Global Marketing
--------------------------------------------------------------------------------
Horacio Valeiras, CFA   Chief Investment Officer
--------------------------------------------------------------------------------
Marna Whittington       President
--------------------------------------------------------------------------------

                         PIMCO Equity Advisors LLC
                    1345 Avenue of the Americas, 50th Floor
                               New York, NY 10105


Name                    Position                               Other Affiliations
----                    --------                               ------------------
Kenneth W. Corba        Managing Director, Chief Executive
                        Officer and Chief Investment Officer

Taegan D. Goddard       Managing Director and Chief
                        Operating Officer

John C. Maney           Chief Financial Officer                See PIMCO Advisors Fund
                                                               Management and Cadence
                                                               and NFJ

Francis C. Poli         Executive Vice President, Chief        See PIMCO Advisors Fund
                        Legal Officer and Assistant            Management
                        Secretary


Anne-Marie Pitale       Vice President, Director of
                        Compliance

Vinh T. Nguyen          Vice President and Controller          See PIMCO Advisors Fund
                                                               Management and NFJ

Stewart A. Smith        Vice President and Secretary           See PIMCO Advisors Fund
                                                               Management and Cadence
                                                               and NFJ

Michael F. Gaffney      Managing Director

Dennis P. McKechnie     Managing Director

Jeffrey D. Parker       Managing Director

John K. Schneider       Managing Director, Marketing and
                        Client Services

John E. Cashwell, Jr.   Senior Vice President

James P. Leavy          Senior Vice President


                        Pacific Investment Management Company LLC
                        [Information to be filed by amendment.]

Item 27.   Principal Underwriters.

    (a) PIMCO Advisors Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is an affiliate of PIMCO Advisors Fund Management LLC, the Registrant's Adviser.

    (b)

                          Positions and                                                                Positions
Name and Principal        Offices with                                                                 and Offices
Business Address*         Underwriter                                                                  with Registrant
Erik M. Aarts             Vice President, Fixed Income Product Manager                                 None
Kiley Andresen            Vice President, National Accounts Manager                                    None
Lincoln Baca              Vice President                                                               None
Michael E. Brannan        Vice President                                                               None
Deborah P. Brennan        Vice President, Compliance Officer                                           None
Matthew W. Brown          Vice President                                                               None
Frederick J. Bruce        Vice President                                                               None
Martin J. Burke           Senior Vice President, Divisional Sales Manager                              None
Terry L. Bussard          Vice President                                                               None
Paul C. Cahill            Vice President                                                               None
Timothy R. Clark          Manging Director and Executive Vice President, Product Development           None
Cindy Colombo             Vice President, Retirement Plans                                             None
Lesley E. Cotten          Vice President, On-Line Content Development Manager                          None
Patrick M. Coyne          Vice President, International Product Manager                                None
Paul DeNicolo             Vice President                                                               None
Jonathan P. Fessel        Vice President                                                               None
Michael J. Gallagher      Vice President                                                               None
Joseph F. Gengo           Vice President                                                               None
Ronald H. Gray            Vice President                                                               None
Daniel F. Hally           Vice President                                                               None
JoAnn Ham                 Vice President                                                               None
Ned E. Hammond Jr.        Vice President                                                               None
Derek B. Hayes            Sr. Vice President, Operations                                               None
Kristina S. Hooper        Vice President, Equity Product Manager                                       None
Christopher J. Horan      Vice President                                                               None
John B. Hussey            Vice President                                                               None
Brian Jacobs              Manging Director and Senior Vice President, National Sales Director          None
Stephen R. Jobe           Sr. Vice President, Marketing                                                None
Dustin P. Kanode          Vice President                                                               None
Andrew G. Laing           Vice President                                                               None
Stephen R. Laut           Vice President                                                               None
William E. Lynch          Senior Vice President, Divisional Sales Manager                              None
Stephen A. Maginn         Manging Director and Executive Vice President, Sales                         None
Andrew J. Maloney         Vice President                                                               None
John Maney                Chief Financial Officer and Treasurer                                        None
Ann H. McAdams            Vice President                                                               None
Joseph McMenamen          Vice President                                                               None
Wayne F. Meyer            Vice President                                                               None
Andrew Jay Meyers         Manging Director and Executive Vice President, Director of Marketing         None
Rosalie L. Milburn        Vice President                                                               None
Laura Miller              Compliance Officer                                                           None
Fiora N. Moyer            Vice President                                                               None
Kerry A. Murphy           Vice President, National Accounts Manager                                    None
George E. Murphy          Vice President                                                               None
Phillip J. Neugebauer     Manging Director and Sr. Vice President, Public Relations                    None
Vinh T. Nguyen            Vice President, Controller                                                   None
Kelly Orr                 Vice President                                                               None
Joffrey H. Pearlman       Vice President                                                               None
Glynne P. Pisapia         Vice President                                                               None
Frank C. Poli             Vice President, Compliance Officer                                           None
Jennifer L. Quigley       Vice President                                                               None
Robert J. Rokose          Vice President, Controller                                                   None
James Scott Rose          Vice President                                                               None
Jay S. Rosoff             Senior Vice President, Divisional Sales Manager                              None
Stephen M. Rudman         Senior Vice President, Divisional Sales Manager                              None
Anne Marie Russo          Vice President, Human  Resources                                             None
James M. Sambrook         Vice President, Manager, Systems                                             None
Newton B. Schott Jr.      Manging Director, General Counsel Executive Vice President, Chief
                          Administrative Officer, Secretary                                            Vice President and Secretary
Eugene M. Smith Jr.       Vice President, Design Director                                              None
Cathy Smith               Vice President, Copy Director                                                None
Robert M. Smith           Vice President                                                               None
Stewart Smith             Assistant Secretary                                                          None
Frederick S. Teceno       Vice President                                                               None
William H. Thomas Jr.     Senior Vice President, Divisional Sales Manager                              None
Kathleen C. Thompson      Vice President, National Account Liaison                                     None
Stephen J. Treadway       Managing Director and Chief Executive Officer                                Trustee, President and Chief
                                                                                                       Executive Officer
Paul H. Troyer            Senior Vice President                                                        None
Teresa L. Vlachos         Vice President, Sales Desk Manager                                           None
James Ward                Director of Human Resources                                                  None
Nicholas K. Willett       Senior Vice President, Divisional Sales Manager                              None
Glen A. Zimmerman         Vice President, Database Marketing Manager                                   None

_______________________

   * Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of PIMCO Funds:
Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 80 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 15/th/ day of July, 2003.

                                      PIMCO FUNDS: MULTI-MANAGER SERIES

                                      By: /s/ Newton B. Schott
                                          ----------------------------------
                                          Newton B. Schott
                                          President, Chief Executive Officer
                                          and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 80 has been signed below by the following persons in the capacities and on the dates indicated.

Name                               Capacity                        Date
----                               --------                        ----

/s/  Stephen J. Treadway*          Trustee and Chairman            July 15, 2003
-------------------------
Stephen J. Treadway

/s/ Newton B. Schott               President, Chief Executive      July 15, 2003
-------------------------
Newton B. Schott                   Officer and Secretary

/s/  John P. Hardaway*             Treasurer and Principal         July 15, 2003
-------------------------
John P. Hardaway                   Financial and Accounting
                                   Officer

/s/  Donald P. Carter*             Trustee                         July 15, 2003
-------------------------
Donald P. Carter

/s/  E. Philip Cannon*             Trustee                         July 15, 2003
-------------------------
E. Philip Cannon

/s/  Gary A. Childress*            Trustee                         July 15, 2003
-------------------------
Gary A. Childress

/s/  Theodore J. Coburn*           Trustee                         July 15, 2003
-------------------------
Theodore J. Coburn

/s/  W. Bryant Stooks*             Trustee                         July 15, 2003
-------------------------
W. Bryant Stooks

/s/  Gerald M. Thorne*             Trustee                         July 15, 2003
-------------------------
Gerald M. Thorne

                                            * By: /s/ Newton B. Schott
                                                  -------------------------
                                                    Newton B. Schott,
                                                    Attorney-In-Fact

                                              Date: July 15, 2003